       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/07/2009



                                       REGISTRATION NUMBERS 333-152192/811-21262


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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 1



                                       AND


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                AMENDMENT NO. 106



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                  (REGISTRANT)
                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                                   (DEPOSITOR)



             1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910

              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 656-3000


                             JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                  1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT

                     (Name and Address of Agent for Service)

                                   COPIES TO:
                                 DIANE E. AMBLER

                                 K & L GATES LLP

                                1601 K STREET, NW
                              WASHINGTON, DC 20006

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ] pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

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                 METLIFE RETIREMENT ACCOUNT ANNUITY PROSPECTUS:






This prospectus describes MetLife Retirement Account Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement Plans that qualify for special federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.



You can choose to have your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Funding Options you select. You bear the investment risk of investing in the Funding Options. The Funding Options available for all Contracts are:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
DELAWARE VIP TRUST -- STANDARD CLASS               Lord Abbett Mid Cap Value
  Delaware VIP Small Cap Value Series                 Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     Met/AIM Small Cap Growth Portfolio -- Class
  PRODUCTS -- SERVICE CLASS 2                         A
  Contrafund(R) Portfolio                          PIMCO Inflation Protected Bond
  Mid Cap Portfolio                                   Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Total Return Portfolio -- Class B
  TRUST -- CLASS 2                                 Pioneer Fund Portfolio -- Class A
  Templeton Developing Markets Securities          Pioneer Strategic Income Portfolio -- Class
     Fund                                             A
  Templeton Foreign Securities Fund                Third Avenue Small Cap Value
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Enterprise Portfolio                             Van Kampen Comstock Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Appreciation        Barclays Capital Aggregate Bond Index
     Portfolio -- Class I                             Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason Partners Variable Investors           BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class I                          BlackRock Diversified Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Small Cap           BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I                   Davis Venture Value Portfolio -- Class A
  Legg Mason Partners Variable Social              FI Value Leaders Portfolio -- Class D
     Awareness Portfolio                           MetLife Aggressive Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Adjustable          MetLife Conservative Allocation
     Rate Income Portfolio                            Portfolio -- Class B
  Legg Mason Partners Variable High Income         MetLife Conservative to Moderate Allocation
     Portfolio                                        Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate to Aggressive Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Stock Index Portfolio -- Class A
     Portfolio -- Class A                          MFS(R) Total Return Portfolio -- Class F
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Value Portfolio -- Class A
  Harris Oakmark International                     Morgan Stanley EAFE(R) Index
     Portfolio -- Class A                             Portfolio -- Class A
  Janus Forty Portfolio -- Class A                 Oppenheimer Global Equity
  Lazard Mid Cap Portfolio -- Class A                 Portfolio -- Class B
                                                   Russell 2000(R) Index Portfolio -- Class A
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A






Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


We also offer variable annuity Contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.


The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at P.O. 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED: MAY 1, 2009

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     5
Fee Table...............................................................     8
Condensed Financial Information.........................................    13
The Annuity Contract and Your Retirement Plan...........................    13
The Annuity Contract....................................................    13
  Contract Owner Inquiries..............................................    14
  Purchase Payments.....................................................    14
  Purchase Payments -- Section 403(b) Plans.............................    15
  Purchase Payment Credits..............................................    15
  Conservation Credit...................................................    15
  Accumulation Units....................................................    15
  The Funding Options...................................................    16
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    22
Fixed Account...........................................................    22
Charges and Deductions..................................................    22
  General...............................................................    22
  Withdrawal Charge.....................................................    23
  Free Withdrawal Allowancee............................................    24
  Transfer Charge.......................................................    24
  Mortality and Expense Risk Charge.....................................    24
  Funding Option Expenses...............................................    25
  Floor Benefit/Liquidity Benefit Charges...............................    25
  Premium Tax...........................................................    25
  Changes in Taxes Based upon Premium or Value..........................    25
Transfers...............................................................    25
  Market Timing/Excessive Trading.......................................    26
  Dollar Cost Averaging.................................................    28
Access to Your Money....................................................    28
  Systematic Withdrawals................................................    29
Ownership Provisions....................................................    29
  Types of Ownership....................................................    29
  Contract Owner........................................................    29
  Beneficiary...........................................................    29
  Annuitant.............................................................    29
Death Benefit...........................................................    30
  Death Proceeds before the Maturity Date...............................    30
  Optional Death Benefit and Credit.....................................    30
  Payment of Proceeds...................................................    31
  Beneficiary Contract Continuance......................................    31
  Planned Death Benefit.................................................    32
  Death Proceeds after the Maturity Date................................    32
  Total Control Account.................................................    32
The Annuity Period......................................................    33
  Maturity Date.........................................................    33
  Allocation of Annuity.................................................    33
  Variable Annuity......................................................    33
  Fixed Annuity.........................................................    34
  Liquidity Benefit.....................................................    34
Payment Options.........................................................    35
  Election of Options...................................................    35
  Annuity Options.......................................................    35
Miscellaneous Contract Provisions.......................................    36
  Right to Return.......................................................    36
  Termination...........................................................    36
  Required Reports......................................................    36
  Suspension of Payments................................................    37
  Misstatement..........................................................    37
The Separate Account....................................................    37
  Performance Information...............................................    38
Federal Tax Considerations..............................................    38
  General...............................................................    39
  Separate Account Charges..............................................    40
  Qualified Contracts...................................................    40
  TSAs (ERISA and non-ERISA) - 403(b)...................................    43
  Individual Retirement Annuities.......................................    45
  Traditional IRA Annuities.............................................    45
  Roth IRA Annuities....................................................    46
  SEPs Annuities........................................................    48
  401(k)................................................................    49
  Non-Qualified Annuities...............................................    49
  Puerto Rico Tax Considerations........................................    52
Information Incorporated by Reference...................................    55
Other Information.......................................................    56
  The Insurance Company.................................................    56
  Financial Statements..................................................    56
  Distribution of the Contracts.........................................    56
  Conformity with State and Federal Laws................................    58
  Voting Rights.........................................................    58
  Contract Modification.................................................    59
  Postponement of Payment (the "Emergency Procedure")...................    59
  Restrictions on Financial Transactions................................    59
  Legal Proceedings.....................................................    59
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1
Appendix G: Waiver of Withdrawal Charge for Nursing Home Confinement....   G-1
Appendix H: Market Value Adjustment.....................................   H-1

                                    GLOSSARY


ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.



ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.



ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.



ANNUITY -- payment of income for a stated period or amount.



ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.



ANNUITY PERIOD -- the period following commencement of Annuity Payments.


ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.


BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.



CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previoulsy deducted.



CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.


CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.


COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.



COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.





CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.



CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Cotnract.



CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.



CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).



CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.



DEATH REPORT DATE -- the day on which we have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.


DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.



FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.



FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.



GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.



HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.



INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.



MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).



PAYMENT OPTION -- an Annuity or income option elected under your Contract.



PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.



PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.



PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).



PURCHASE PAYMENT CONSERVATION CREDIT -- an amount which may be credited to your Contract Value that equals a percentage of each Purchase Payment made where such funds originated from other Contracts issued by Us or Our affiliates.



QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.



SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.


SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.


UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.





VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.



VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.





VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.



WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.



YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

                                    SUMMARY:

                           METLIFE RETIREMENT ACCOUNT


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.





CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account that is part of the general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.



The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.



During the payout phase, You may choose one of a number of Annuity options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect variable income payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not available to new purchasers.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.



WHO IS THE CONTRACT ISSUED TO? If You purchase an individual Contract, You are the Contract Owner. If a group Contract is purchased, We issue Certificates to the individual participants. Where We refer to "You," We are referring to the individual Contract Owner or the group participant, as applicable. For convenience, We refer to both Contracts and Certificates as "Contracts". If a group unallocated Contract is purchased, We issue only a Contract.



We issue group Contracts in connection with retirement plans. Depending on Your retirement plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement plan provisions supersede the prospectus. If You have any questions about Your specific retirement plan, contact Your retirement plan administrator.



IS THERE A RIGHT TO RETURN PERIOD? If You cancel the Contract within ten days after You receive it, You receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.



If You purchased Your Contract as an individual retirement Annuity, and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.

During the right to return period, You will not bear any Contract fees associated with the Purchase Payment Conservation Credits. If You exercise Your right to return, You will be in the same position as if You had exercised the right to return in a Variable Annuity Contract with no Purchase Payment Conservation Credit. You would, however, receive any gains, and We would bear any losses attributable to the Purchase Payment Conservation Credits.



CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses Your Purchase Payments to purchase shares, at Your direction, of one or more of the Funding Options. In turn, each Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.



You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Conservation Credits withdrawn. The maximum percentage is 5% decreasing to 0% in year six or later.



Upon annuitization, if You select the Variable Annuitization Floor Benefit, there is a charge assessed. This charge will vary based upon market conditions, and will be set at the time You choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If You select the Liquidity Benefit, there is a charge of 5% of the amounts withdrawn.



HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, Purchase Payment Conservation Credits and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.



For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, we can calculate and pay You the minimum required distribution amounts. (See "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A and Appendix A-1 to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:



     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.



     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.



     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to You, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.



     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transferContract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE........................................................    5%(1)
(as a percentage of the Purchase Payments and any applicable Purchase
  Payment Credits withdrawn)



TRANSFER CHARGE..........................................................   $10(2)
(assessed on transfers that exceed 12 per year)




LIQUIDITY BENEFIT CHARGE.................................................    5%
(During the Annuity Period, if You have elected the Liquidity Benefit, a surrender charge of 5% of the amount withdrawn will be assessed. See
  'Liquidity Benefit')



---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                1 years               5%
         1 years                2 years               4%
         2 years                3 years               3%
         3 years                4 years               2%
         4 years                5 years               1%
        5 years+                                      0%


(2)   We do not currently assess the transfer charge.


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)(3)


We will assess a minimum mortality and expense risk charge ("M&E") of 0.80% for the standard death benefit and 1.25% for the Optional Death Benefit. Below is a summary of all maximum charges that may apply, depending on the death benefit You select and the optional features You select:



STANDARD DEATH BENEFIT:                                                       OPTIONAL DEATH BENEFIT:
Mortality and Expense Risk Charge                       0.80%       Mortality and Expense Risk Charge    1.25%
Administrative Expense Charge                           None            Administrative Expense Charge    None
                                                        ----    -------------------------------------    ----
  Total Annual Separate Account Charges                 0.80%   Total Annual Separate Account Charges    1.25%



During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, a total annual Separate Account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".



(3)   We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Metropolitan Series Fund, Inc. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.72% for the Subaccount investing in the Pioneer Fund
      Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett

      Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value
      Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B of the Met Investors Series Trust; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in T. Rowe Price Small Cap Growth
      Portfolio -- Class B of the Metropolitan Series Fund, Inc.; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity
      Portfolio -- Class B of the Metropolitan Series Fund, Inc.; and the amount, if any, equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Van Kampen Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.29%      1.79%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%
  American Funds Growth-Income
     Fund........................    0.27%       0.25%      0.01%           --          0.53%          --          0.53%
DELAWARE VIP TRUST -- STANDARD
  CLASS
  Delaware VIP Small Cap Value
     Series......................    0.73%         --       0.12%           --          0.85%          --          0.85%(1)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
  Dynamic Capital Appreciation
     Portfolio+..................    0.56%       0.25%      0.31%           --          1.12%          --          1.12%
  Mid Cap Portfolio..............    0.56%       0.25%      0.12%           --          0.93%          --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............    1.24%       0.25%      0.29%         0.01%         1.79%        0.01%         1.78%(2)
  Templeton Foreign Securities
     Fund........................    0.64%       0.25%      0.15%         0.02%         1.06%        0.02%         1.04%(2)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........    0.64%       0.25%      0.03%           --          0.92%          --          0.92%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I+++.....    0.75%         --       0.04%           --          0.79%          --          0.79%(3)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.70%         --       0.06%         0.01%         0.77%          --          0.77%(3)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I+.......    0.75%         --       0.16%           --          0.91%          --          0.91%(3)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio+++................    0.65%         --       0.24%           --          0.89%          --          0.89%(3)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.05%           --          0.80%          --          0.80%(3)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++....    0.85%         --       0.20%           --          1.05%          --          1.05%(3)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.64%         --       0.09%           --          0.73%          --          0.73%(3)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.08%           --          0.83%          --          0.83%(3)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.19%           --          0.94%          --          0.94%(3)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.24%           --          0.91%          --          0.91%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.42%           --          1.22%          --          1.22%(3)
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.11%           --          0.71%          --          0.71%(3)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.04%           --          0.77%          --          0.77%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.63%         --       0.06%           --          0.69%          --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.07%           --          0.86%          --          0.86%
  Harris Oakmark International
     Portfolio -- Class A........    0.78%         --       0.07%           --          0.85%          --          0.85%
  Janus Forty Portfolio -- Class
     A...........................    0.64%         --       0.03%           --          0.67%          --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.05%           --          0.74%          --          0.74%(4)
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.50%         --       0.03%           --          0.53%          --          0.53%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.50%       0.25%      0.03%           --          0.78%          --          0.78%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.07%           --          1.00%          --          1.00%(5)
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.03%           --          0.89%          --          0.89%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......    0.98%         --       0.13%           --          1.11%          --          1.11%
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.06%           --          1.01%          --          1.01%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.49%         --       0.04%           --          0.53%          --          0.53%
  PIMCO Total Return
     Portfolio -- Class B++++....    0.48%       0.25%      0.05%           --          0.78%          --          0.78%
  Pioneer Fund Portfolio -- Class
     A...........................    0.70%         --       0.29%           --          0.99%          --          0.99%(6)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.04%           --          1.02%          --          1.02%
  Van Kampen Comstock
     Portfolio -- Class B++++....    0.58%       0.25%      0.03%           --          0.86%          --          0.86%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.19%           --          1.14%          --          1.14%(7)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(8)
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.72%       0.10%      0.05%           --          0.87%          --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.05%           --          0.43%        0.01%         0.42%(9)
  BlackRock Diversified
     Portfolio -- Class A++++....    0.45%         --       0.04%           --          0.49%          --          0.49%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A++++.......................    0.73%         --       0.05%           --          0.78%        0.01%         0.77%(10)
  BlackRock Money Market
     Portfolio -- Class A........    0.32%         --       0.02%           --          0.34%        0.01%         0.33%(11)
  Davis Venture Value
     Portfolio -- Class A........    0.70%         --       0.03%           --          0.73%        0.04%         0.69%(12)
  FI Value Leaders
     Portfolio -- Class D........    0.65%       0.10%      0.06%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class B+.......    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.03%         0.72%         1.10%        0.03%         1.07%(13)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.02%         0.56%         0.93%        0.02%         0.91%(13)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.09%       0.25%      0.01%         0.61%         0.96%          --          0.96%(13)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.65%         0.97%          --          0.97%(13)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.68%         1.00%          --          1.00%(13)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(8)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.08%           --          0.80%        0.07%         0.73%(14)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(15)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.52%       0.25%      0.09%           --          0.86%          --          0.86%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(8)
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.48%         --       0.04%           --          0.52%          --          0.52%
WELLS FARGO VARIABLE TRUST
  VT Small/Mid Cap Value Fund+...    0.75%       0.25%      0.69%           --          1.69%        .055%         1.14%(16)



---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.


(1) Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor, Delaware Distributors, L.P., has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2009 through April 30, 2010.


(2) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(4) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.




(5) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.


(6) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.




(7) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.


(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.




(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.




(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.




(13) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.




(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.




(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.




(16) The adviser has committed through April 30, 2010 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with the approval of the Board of Trustees.


++    This portfolio is not available for investment prior to May 4, 2009.


EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes that You have elected the Optional Death Benefit and that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if You do not elect the Optional Death Benefit.

EXAMPLE 1.  MAXIMUM CHARGES (ASSUMING YOU SELECT THE OPTIONAL DEATH BENEFIT)



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $817       $1,208      $1,723      $3,440      $392       $1,190      $2,004
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $664       $  748      $  955      $1,907      $240       $  740      $1,266
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $4,117
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $2,705



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A.


                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------


If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.



The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your beneficiary obtain a signed authorization from Your employer or Plan administrator to exercise certain rights. We may rely on Your employer's or Plan administrator's statements to us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


MetLife Retirement Account Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.



The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.



We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Conservation Credits, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.



Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.



The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.



Purchase of this Contract through a tax-qualified retirement Plan or individual retirement Annuity does not provide any additional tax deferral benefits beyond those provided by the Plan or the individual retirement Annuity. Accordingly, if You are purchasing this Contract through a Plan or individual retirement Annuity, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.



Because the Contract proceeds must be distributed within the time periods required by the Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuations provisions of this Contract will not be available to such partner or same sex marriage spouse.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a Beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, We may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with Our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.



We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your

Money"). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.



We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).



Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.



We will provide You with the address of the office to which Purchase Payments are to be sent.



If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.



If Your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract/Certificate, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.



PURCHASE PAYMENT CONSERVATION CREDITS



If, for an additional charge, You select the Optional Death Benefit, We will add a credit to Your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Funding Options to which Your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.



You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Conservation Credits may more than offset the Purchase Payment Conservation Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.


CONSERVATION CREDIT


If You are purchasing this Contract with funds from another Contract issued by Us or Our affiliates, You may receive a conservation credit to Your Purchase Payments. If applied, We will determine the amount of such credit.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the

Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.



THE FUNDING OPTIONS



You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks capital appreciation          Capital Research and Management
  Fund                             through stocks.                     Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
American Funds Growth Fund         Seeks capital appreciation          Capital Research and Management
                                   through stocks.                     Company
American Funds Growth-Income       Seeks both capital appreciation     Capital Research and Management
  Fund                             and income.                         Company
DELAWARE VIP TRUST -- STANDARD
  CLASS
Delaware VIP Small Cap Value       Seeks capital appreciation.         Delaware Management Company
  Series
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company, Fidelity
                                                                       Investments Money Management,
                                                                       Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio+                                                           Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company, Fidelity
                                                                       Investments Money Management,
                                                                       Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC Subadviser: Franklin
                                                                       Templeton Investment Management
                                                                       Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC Subadviser:
  Portfolio -- Class I+                                                ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks total return (that is, a      Legg Mason Partners Fund
  Capital and Income               combination of income and long-     Advisor, LLC Subadvisers:
  Portfolio -- Class I+            term capital appreciation).         Western Asset Management
                                                                       Company; ClearBridge Advisors,
                                                                       LLC; Western Asset Management
                                                                       Company Limited
Legg Mason Partners Variable       Seeks capital appreciation,         Legg Mason Partners Fund
  Dividend Strategy Portfolio+     principally through investments     Advisor, LLC Subadviser:
                                   in dividend-paying stocks.          ClearBridge Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason Partners Variable       Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental Value                Current income is a secondary       Advisor, LLC Subadviser:
  Portfolio -- Class I             consideration.                      ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks total return on assets        Legg Mason Partners Fund
  International All Cap            from growth of capital and          Advisor, LLC Subadviser: Global
  Opportunity Portfolio+           income.                             Currents Investment Management,
                                                                       LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Investors Portfolio -- Class I   capital. Current income is a        Advisor, LLC Subadviser:
                                   secondary objective.                ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks capital appreciation and      Legg Mason Partners Fund
  Social Awareness Portfolio       retention of net investment         Advisor, LLC Subadviser: Legg
                                   income.                             Mason Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current       Legg Mason Partners Fund
  Adjustable Rate Income           income and to limit the degree      Advisor, LLC Subadviser: Western
  Portfolio                        of fluctuation of its net asset     Asset Management Company
                                   value resulting from movements
                                   in interest rates.
Legg Mason Partners Variable       Seeks high current income.          Legg Mason Partners Fund
  High Income Portfolio            Secondarily, seeks capital          Advisor, LLC Subadvisers:
                                   appreciation.                       Western Asset Management
                                                                       Company; Western Asset
                                                                       Management Company Limited
MET INVESTORS SERIES TRUST++
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks to provide total return       MetLife Advisers, LLC
  Portfolio -- Class A             through investment in real          Subadviser: ING Clarion Real
                                   estate securities, emphasizing      Estate Securities, L.P.
                                   both capital appreciation and
                                   current income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, L.L.C.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
Met/AIM Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Aim Capital
                                                                       Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A+                                                Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Massachusetts
                                                                       Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
                                                                       (d/b/a Van Kampen)
Van Kampen Mid Cap Growth          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
                                                                       (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B+            capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to equal the return of the    MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.              Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
WELLS FARGO VARIABLE TRUST
VT Small/Mid Cap Value Fund+       Seeks long-term capital             Wells Fargo Funds Management,
                                   appreciation.                       LLC Subadviser: Wells Capital
                                                                       Management Incorporated


---------
+ Not available under all Contracts. Availability depends on Contract issue date.



++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.



Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".


METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer Our Fixed Account as a funding option. Please see separate prospectus for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:



     - the ability for You to make withdrawals and surrenders under the Contracts;


     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;


     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);



     -    administration of the Annuity options available under the Contracts;
          and


     -    the distribution of various reports to Contract Owners.

Costs and expenses We incur include:


     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;


     - sales and marketing expenses including commission payments to Your sales agent; and


     -    other costs of doing business.


Risks We assume include:



     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;


     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.


Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.


We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


Withdrawals pursuant to a request to divide Contract Value due to a divorce are subject to withdrawal charges.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years                1 year               5%
         1 year                2 years               4%
         2 years               3 years               3%
         3 years               4 years               2%
         4 years               5 years               1%
        5+ years                                     0%


For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

     (a)  any Purchase Payments to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

     (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

     (d)  from any Contract earnings


Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.



IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:



     -    from payments We make due to the death of the Annuitant



     - if an Annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")



     - from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliate, subject to Our approval



     - if withdrawals are taken under Our Managed Distribution Program, if elected by You (see Access to Your Money) or



     - if You are confined to an eligible nursing home, as described in Appendix G



IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:



     -    from payments We make due to the death of the Annuitant



     -    if an Annuity payout has begun



     - from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliate, subject to Our approval



     - if withdrawals are taken as a minimum distribution, as defined under the Code



     -    if withdrawals are taken due to a hardship, as defined under the Code



     - if withdrawals are taken due to a disability, as defined under the Code, of the Annuitant;



     - if You are confined to an eligible nursing home, as described in Appendix G (403 (b) Plans only).


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, You may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year.



Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify You in writing at Your last known address at least 31 days before We impose any such transfer charge.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 0.80% annually. If You choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES


If You select the Variable Annuitization Floor Benefit, We deduct a charge upon election of this benefit. This charge compensates Us for guaranteeing a minimum Variable Annuity Payment regardless of the performance of the variable Funding Options You selected. This charge will vary based upon market conditions, but will never increase Your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn during the Annuity Period. Please refer to the "Payment Options" section for a description of these benefits.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We will deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


                                    TRANSFERS

--------------------------------------------------------------------------------


Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.



Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.



Currently, there are no charges for transfers; however, We reserve the right to charge a $10 fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.



You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, MFS(R) Emerging Markets Equity Portfolio, Delaware VIP Small Cap Value Series, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunities Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Pioneer Strategic Income Portfolio, Oppenheimer Global Equity Portfolio, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio and Wells Fargo VT Small Mid Cap Value Fund -- the "Monitored Portfolios"), In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.



AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING



Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.



You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.



You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.



You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.



All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, You may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.



For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.



We may withhold payment of Cash Surrender Value or a Contract Owner's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.


For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).


If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $15,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, You may choose to participate in the Managed Distribution Program. At no cost to You, You may instruct Us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging Program will be permitted if You are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). You have sole power to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary



If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.


BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.



Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------


Before the Maturity Date, generally, a death benefit is payable when You die. At purchase, You elect either the Standard Death Benefit or the Optional Death Benefit. We calculate the death benefit at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of Beneficiary Contract continuance in Good Order ("Death Report Date").


DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT


-------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT
              DATE                                DEATH BENEFIT PAYABLE
--------------------------------- ---------------------------------------------------
On or Before Age 80                 Greater of:
                                    1) Contract Value on the Death Report Date, or
                                    2) Total Purchase Payments less the total amount
                                       of any partial surrenders (including
                                       associated charges, if any).
--------------------------------- ---------------------------------------------------
After Age 80                        Contract Value less any applicable Premium Tax.
--------------------------------- ---------------------------------------------------



OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.


-------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT
              DATE                                DEATH BENEFIT PAYABLE
--------------------------------- ---------------------------------------------------
Under Age 70                        Greater of:
                                    1) Contract Value on the Death Report Date, or
                                    2) Total Purchase Payments less the total of any
                                       withdrawals (and related charges); or
                                    3) Maximum Step-Up death benefit value (described
                                       below) in effect on Death Report Date which
                                       are associated with Contract Date
                                       anniversaries beginning with the 5th, and
                                       ending with the last before the Annuitant's
                                       76th birthday.
--------------------------------- ---------------------------------------------------
Age 70-75                           Greater of:
                                    1) Contract Value on Death Report Date, or
                                    2) Total Purchase Payments less the total of any
                                       withdrawals (and related charges); or
                                    3) Step-Up death benefit value (described below)
                                       in effect on Death Report Date associated with
                                       the 5th Contract Date anniversary.
--------------------------------- ---------------------------------------------------
Age 76-80                           Greater of (1) or (2) above.
--------------------------------- ---------------------------------------------------
Age over 80                         Contract Value on Death Report Date (less any
                                    applicable Premium Tax)
--------------------------------- ---------------------------------------------------



STEP-UP DEATH BENEFIT VALUE


We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, We will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal.

Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.


PARTIAL SURRENDER REDUCTION. If You make a withdrawal, We will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.



For example, assume Your current Contract Value is $55,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:


           50,000 x (10,000/55,000) = 9,090


Your new Step-Up Value would be 50,000-9,090, or $40,910.



The following example shows what would happen in a declining market. Assume Your current Contract Value is $30,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:


           50,000 x (10,000/30,000) = 16,666


Your new Step-Up Value would be 50,000-16,666, or $33,334.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.



------------------------------------------------------------------------------------------------------
                                                                                      MANDATORY
      BEFORE THE MATURITY DATE,                   THE COMPANY WILL                   PAYOUT RULES
        UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:                    APPLY*
------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The Beneficiary (ies), or if none, to   Yes
                                       the Contract Owner's estate.
------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are payable;          N/A
                                       Contract continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are payable;          N/A
                                       Contract continues.
------------------------------------------------------------------------------------------------------




* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.



BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Code.



If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.

The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:


     -    take a loan

     -    make additional Purchase Payments

     -    transfer ownership of the Contract


The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary's age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)


You may request that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:



     - through an Annuity for life or a period that does not exceed the Beneficiary's life expectancy or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater


You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect.



TOTAL CONTROL ACCOUNT



If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.



Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, You can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (Annuity options) or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; or (3) You elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor . We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.



You may choose to annuitize at any time after You purchase Your Contract. Unless You elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. This requirement may be changed by Us.



At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)



ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the Annuity options described below. The credit equals 0.5% of Your Contract Value if You annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.



DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.



The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. You may select an assumed daily net investment factor of 3.0% or 5.0% upon each full or partial annuitization. The Contract tables factor in an assumed net investment factor of 3.0% or 5.0%. We call this Your net investment rate. Your net investment rate of 3.0% or

5.0% corresponds to an annual interest rate of 3.0% or 5.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will increase.



DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.



If You have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage You elected.


LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)


If You select any Annuity option that guarantees You payments for a minimum period of time ("period certain"), You may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a charge of 5% of the amount withdrawn under this option.



For Variable Annuity Payments, We use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If You request only a percentage of the amount available, We will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, Your payments will increase to the level they would have been had no liquidation taken place.



For Fixed Annuity Payments, We calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the Annuity option You elected. The current rate will be the same rate We would give someone electing an Annuity option for that same amount of time. If You request a percentage of the amount available during the period certain, We will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, Your payments will increase to the level they would have been had no liquidation taken place.



The market value adjustment formula for calculating the present value described above for Fixed Annuity Payments is as follows:

                                        n
                 Present Value =  [Payments x (1/1 + iC)(t/365)
                                      s = 1

Where

iC = the interest rate described above

n = the number of payments remaining in the Contract Owner's period certain at the time of request for this benefit

t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix D for examples of this market value adjustment.

                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS


While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.



During the Annuitant's lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.



The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $100, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.



On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.



VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain Annuity options, if We determine market conditions so dictate. If available, We will guarantee that, regardless of the performance of the Funding Options selected by You, Your Annuity Payments will never be less than a certain percentage of Your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if You are over age 80. Additionally, You must select from certain funds available under this guarantee. Currently, these funds are the FI Value Leaders Portfolio, BlackRock Bond Portfolio and the Western Asset Management U.S. Government Portfolio. We may, at Our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any option. If You select this benefit, You may not elect to liquidate any portion of Your Contract.



There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase Your annual Separate Account charge by more than 3% per year.


We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, We may pay all or any part of the Cash Surrender Value under one or more of the following Annuity options. Payments under the Annuity options are generally made on a monthly basis. We may offer additional options. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited under joint and last survivor life annuity options.



Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.


Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated.



Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.


Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.



If You purchase the Contract as an individual retirement Annuity, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).



We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.


TERMINATION


We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $2,000 and You have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to Your last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax,. In certain states, We may be required to pay You the Contract Value.


REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age



Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.



                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Five for Variable Annuities ("Separate Account Five") and Separate Account Six for Variable Annuities ("Separate Account Six"). On December 8, 2008,Separate Account Five and Separate Account Six along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").





In connection with the Combination, We transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.



We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.



All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.



We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or to offer additional Funding Options.



Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.




PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.



Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your registered representative to obtain performance information specific to the optional features You may wish to select.



Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.



In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.


                           FEDERAL TAX CONSIDERATIONS

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The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.





You should read the general provisions and any sections relating to Your type of annuity to familiarize Yourself with some of the tax rules for Your particular Contract.



You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.





ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS





Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity Contract.





We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.





To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.



GENERAL



Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.





All tax-sheltered annuities ("TSAs") (ERISA and non-ERISA), individual retirement annuities ("IRAs") (including Simplified Employee Pensions ("SEP"s), and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.





Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity Contracts (including TSAs, IRAs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.



WITHDRAWALS



When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of annuity You purchase (e.g., IRA or TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth (or Roth IRA) earnings are free from federal income taxes.





We will withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.



WITHDRAWALS BEFORE AGE 59 1/2



Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.





As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:





                                             --------------------------------------------
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                                                        403(B)
                                                         -TSA
                                                         AND
                                                         TSA                        NON-
              TYPE OF CONTRACT                 401(K)   ERISA     IRA      SEP      QUAL
-----------------------------------------------------------------------------------------
In a series of substantially equal payments
made annually (or more frequently) for life      X(1)     X(1)     X        X        X
or life expectancy (SEPP)

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                                             --------------------------------------------
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                                                        403(B)
                                                         -TSA
                                                         AND
                                                         TSA                        NON-
              TYPE OF CONTRACT                 401(K)   ERISA     IRA      SEP      QUAL
-----------------------------------------------------------------------------------------
After You die                                    X        X        X        X        X
-----------------------------------------------------------------------------------------

After You become totally disabled (as
defined in the Code)                             X        X        X        X        X
-----------------------------------------------------------------------------------------

To pay deductible medical expenses               X        X        X        X
-----------------------------------------------------------------------------------------

After Separation from service if You are
over 55 at time of separation( 1)                X        X
-----------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies           X        X        X        X
-----------------------------------------------------------------------------------------

To pay medical insurance premiums if You are
unemployed                                                         X        X
-----------------------------------------------------------------------------------------

For qualified higher education expenses, or                        X        X
-----------------------------------------------------------------------------------------

For qualified first time home purchases up
to $10,000                                                         X        X
-----------------------------------------------------------------------------------------

Pursuant to qualified domestic relations
orders                                           X        X
-----------------------------------------------------------------------------------------
Certain immediate income annuities providing
a series of substantially equal periodic
payments made annually (or more frequently)                                          X
over the specified payment period
-----------------------------------------------------------------------------------------





1.    You must be separated from service at the time payments begin.





SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS





If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a variable annuity will satisfy the SEPP exception.





If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.





SEPARATE ACCOUNT CHARGES



It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



QUALIFIED CONTRACTS - GENERALLY



PURCHASE PAYMENTS



Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.





Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.





Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.





WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS





Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and annuity payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).





If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.





Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. An important exception is that Your account may be transferred pursuant to a qualified domestic relations order
(QDRO).





Please consult the specific section for the type of annuity You purchased to determine if there are restrictions on withdrawals, transfers or annuity payments.





Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.





Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.





ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING





We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to a Traditional IRA or another eligible retirement Plan.





Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:





     -    Withdrawals made to satisfy minimum distribution requirements



     -    Certain withdrawals on account of financial hardship



Other exceptions to the definition of eligible rollover distribution may exist.





For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.



MINIMUM DISTRIBUTION REQUIREMENTS





Generally, You must begin receiving withdrawals by April 1 of the latter of:



     -    the calendar year following the year in which You reach age 70 1/2 or



     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.

For IRAs (including SEPs), You must begin receiving withdrawals by April 1 of the year in which You reach age 70 1/2 even if You have not retired.



Under recently enacted legislation, You (and after Your death, Your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, You are still required to receive Your first RMD payment by April 1, 2009. In contrast, if Your first RMD would have been due by April 1, 2010, You are not required to take such distribution; however, Your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if You died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if You are receiving Annuity Payments under Your Contract. The RMD rules are complex, so consult with Your tax adviser before waiving Your 2009 RMD payment.



In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each Section 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several TSA arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.



Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether annuity payments under a variable annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.



In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each IRA or SEP IRA, but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs.



You may not satisfy minimum distributions for one type of IRA or qualified Plan with distributions from an account or annuity contract under another type of IRA or qualified Plan (e.g. IRA and 403(b)).



In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.



The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.





If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.





DEATH BENEFITS



The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or annuity payments, whichever is applicable).





Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).





If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your sole

Beneficiary and Your contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or, if You meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.





If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.





If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Starting in 2010, certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.





If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).





If an individual retirement annuity Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA or eligible retirement Plan, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.





INCIDENTAL BENEFITS





Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the participant.





Where otherwise permitted to be offered under annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of IRA, Section 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the participant including current taxation of amounts under the Contract.





TSAS (ERISA AND NON-ERISA) - 403(B)





TSAs fall under Section 403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.



In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).





On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which will impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.




WITHDRAWALS AND INCOME PAYMENTS


If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:



     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);



     - Is directly transferred to another permissible investment under 403(b) arrangements;



     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);



     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;



     - Relates to distributions attributable to certain TSA Plan terminations if the conditions of the new income tax regulations are met;



     -    Relates to rollover or after-tax contributions; or



     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.





Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for TSA Contracts issued on or after January 1, 2009.





DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS



Employers that established and maintain a TSA/ 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:





     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.





     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.





     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).





     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.





     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.





     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.





     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.





SECTION 403(B) COLLATERALIZED LOANS



If Your employer's plan and TSA Contract permits loans, such loans will be made only from any fixed account value and only up to certain limits. In that case, We credit Your fixed account value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.





The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.





Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.





INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")



TRADITIONAL IRAS, ROTH IRAS AND SEPS



The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.





IRA Contracts may not invest in life insurance. The Contract offers death benefits and optional benefits that in some cases may exceed the greater of the Purchase Payments or the Account Value which could conceivably be characterized as life insurance.





Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) Purchase Payments. Deductible or pre-tax Purchase Payments will be taxed when distributed from the Contract.



You must be both the Contract Owner and the Annuitant under the Contract. Your IRA annuity is not forfeitable and You may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer Your IRA proceeds to a similar IRA or certain eligible retirement Plans of an employer without incurring federal income taxes if certain conditions are satisfied.



Consult Your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA or SEP.



TRADITIONAL IRA ANNUITIES



PURCHASE PAYMENTS



Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2.





Except for permissible rollovers and direct transfers, Purchase Payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. For additional information see IRS Publication 590 available at www.irs.gov.

     - Individuals age 50 or older can make an additional "catch-up" Purchase Payment (assuming the individual has sufficient compensation).



     - If You are an active participant in a retirement Plan of an employer, Your contributions may be limited.



     - Purchase Payments in excess of these amounts may be subject to a penalty tax.



     - If contributions are being made under a SEP or a SAR-SEP Plan of Your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's Plan.





     - These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement Plans.



     - If certain conditions are met, You can change Your Traditional IRA Purchase Payment to a Roth IRA before You file Your income tax return (including filing extensions).



WITHDRAWALS AND ANNUITY PAYMENTS



Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement Plans) and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs. We will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code. Also see general section titled "Withdrawals" above.



DEATH BENEFITS



The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).



Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).





If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract.





If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).





If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.



ROTH IRA ANNUITIES



Roth IRAs are different from other IRAs because You have the opportunity to enjoy tax-free earnings. However, You can only make after-tax Purchase Payments to a Roth IRA.



PURCHASE PAYMENTS



Roth IRA Purchase Payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all Your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" Purchase Payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual Purchase Payment limit if Your modified adjusted gross income does not exceed certain limits. Purchase Payments are phased out depending on Your modified adjusted gross income and Your filing status. See IRS Publication 590 available at www.irs.gov for additional information.



Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult Your independent tax adviser.





Annual Purchase Payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, You can change Your Roth IRA contribution to a Traditional IRA before You file Your income return (including filing extensions).



Roth IRAs may also accept a rollover from other types of eligible retirement Plans (e.g., 403(b), 401(a), and 457(b) Plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover.



If You exceed the Purchase Payment limits You may be subject to a tax penalty.



WITHDRAWALS



Generally, withdrawals of earnings from Roth IRAs are free from federal income tax if they meet the following two requirements:



     - The withdrawal is made at least five taxable years after Your first Purchase Payment to a Roth IRA, And



     - The withdrawal is made: on or after the date You reach age 59 1/2; upon Your death or disability; or for a qualified first time home purchase (up to $10,000).



Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See Withdrawal chart above. Consult Your tax adviser to determine if an exception applies.



Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. Generally, You do not pay income tax on withdrawals of Purchase Payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless You meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.



The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):



     - The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.





     - The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible retirement plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.



     - The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to federal income tax and an additional 10% penalty tax may apply if You are under age 59 1/2.



     - We may be required to withhold a portion of Your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.





CONVERSION



You may convert/rollover an existing IRA or an eligible retirement plan (other than a designated Roth account) to a Roth IRA if Your modified adjusted gross income does not exceed $100,000 in the year You convert.

If You are married but file separately, You may not convert a Traditional IRA or an eligible retirement plan (other than a designated Roth account) into a Roth IRA.



The above income limit and filing status restriction will not apply for tax years beginning in 2010.



Except to the extent You have non-deductible contributions, the amount converted from an existing IRA or eligible retirement plan (other than a designated Roth account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)



For conversions occurring in 2010, the amount converted into a Roth IRA may be included in Your taxable income ratably over 2011 and 2012 and does not have to be included in Your taxable income in 2010.



Caution: The IRS issued guidance in 2005 requiring the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior 12 months period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax adviser prior to converting. The taxable amount may exceed the Account Value at date of conversion.



Unless You elect otherwise, amounts converted from a Traditional IRA or an eligible retirement Plan (other than a designated Roth account) to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.



If You mistakenly convert or otherwise wish to change Your Roth IRA contribution to a Traditional IRA contribution, the tax law allows You to reverse Your conversion provided You do so before You file Your tax return for the year of the contribution and if certain conditions are met.



REQUIRED DISTRIBUTIONS



Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after Your death under Traditional IRAs do apply to Roth IRAs. Note, as previously mentioned, certain required minimum distributions are waived for 2009. Consult Your tax adviser prior to waiving Your 2009 RMD.





Note that where payments under a Roth immediate Annuity have begun prior to Your death the remaining interest in the Contract must be paid to Your designated Beneficiary by the end of the fifth year following Your death or over a period no longer than the Beneficiary's remaining life expectancy at the time You die.





DEATH BENEFITS





Generally, when You die We must make payment of Your entire interest by the December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death.





If Your spouse is Your Beneficiary, Your spouse may delay the start of required payments until December 31st of the year in which You would have reached age
70 1/2.





If Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract.





SEPS ANNUITIES



The Code provides certain contribution limitations and eligibility requirements under SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs.





PURCHASE PAYMENTS TO SEPS.





If contributions are being made under a SEP Plan of Your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's Plan.

Except for permissible contributions under the Code made in accordance with the employer's SEP Plan, permissible rollovers and direct transfers, Purchase Payments to SEPs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year. This deductible amount is $5,000 in 2008 (adjusted for inflation thereafter).





Participants age 50 or older can make an additional "catch-up" Purchase Payment of $1,000 a year (assuming the individual has sufficient compensation). This amount may be adjusted annually for inflation. Purchase Payments in excess of this amount may be subject to a penalty tax.





Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2. These age and dollar limits do not apply to tax-free rollovers or transfers.





WITHDRAWALS AND ANNUITY PAYMENTS





Withdrawals and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs in the case of SEPs.



DEATH BENEFITS



The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).



Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements Section for additional information).



If Your spouse is Your Beneficiary, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract and treat it as his/her own Traditional IRA (in the case of SEPs).



If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).



If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.



401(K)





The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.





See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.



NON-QUALIFIED ANNUITIES



     - Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.



     - Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.

     - Your non-qualified Contract may be exchanged for another non-qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.



     - The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchange") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or annuity payments are made from either contract involved in the partial exchange within a period of twelve months following the transfers. Certain exceptions may apply. Consult Your own independent tax adviser prior to a partial exchange.



     - Consult Your tax adviser prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity Contracts.



     - Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.



     - Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.



     - When a non-natural person owns a non-qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.



     - In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.



PURCHASE PAYMENTS



Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.



PARTIAL AND FULL WITHDRAWALS



Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payment and then from a taxable payment of earnings.



Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining withdrawals are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and whether a withdrawal includes a non-taxable return of Your Purchase Payment.

ANNUITY PAYMENTS



Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.



Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.



Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.



The IRS has not approved the use of an exclusion ratio when only part of an Account Value is used to convert to Annuity Payments.



We will treat the application of less than Your entire Account Value under a non-qualified Contract to a pay-out option (taking an immediate annuity) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if You are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an immediate annuity and tax report the Annuity Payments received under the rules for variable immediate annuities. Consult Your tax attorney prior to partially annuitizing Your Contract.



The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate annuity where transfers/ reallocations are permitted between subaccounts or from a subaccount into a fixed option.



We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.



Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code



If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.



DEATH BENEFITS



The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).



If You die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.



If You die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.

If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.



In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.



Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract).



If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.



After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.



DIVERSIFICATION



In order for Your non-qualified Contract to be considered an annuity Contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.



INVESTOR CONTROL



In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



CHANGES TO TAX RULES AND INTERPRETATIONS



Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:



     - Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a fixed account or Fixed Annuity option.



     - Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.





     - Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.





We reserve the right to amend Your Contract where necessary to maintain its status as a variable annuity Contract under federal tax law and to protect You and other Contract Owners in the subaccounts from adverse tax consequences.




PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES



For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.





Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.





From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.



Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.



No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.



A VARIABLE ANNUITY CONTRACT UNDER NON-QUALIFIED PLANS



A variable annuity contract may be purchased by an employer under a non-qualified stock bonus, pension, profit-sharing or annuity plan. The employer may purchase the annuity contract and transfer it to a trust created under the terms of the non-qualified plan or can make contributions to the non-qualified trust in order to provide (an) annuity contract(s) for his employees.



The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust shall be included in the gross income of the employee, if his beneficial interest in the employer's contribution is non-forfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is non-forfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.



When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.



The contributions paid by the employer to or under the non-qualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are non-forfeitable at the time the contribution is made.



If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.



A non-qualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting, and funding. Thus, non-qualified annuity plans may be used by an employer to provide additional benefits to key employees.



Since a non-qualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.



A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN



A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the 1994 Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.





Qualified plans must comply with the requirements of Section 1165(a) of the 1994 Code which include, among others, certain participation requirements.





The trust created under the qualified plan is exempt from tax on its investment income.





a. Contributions



          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.



b. Distributions



          The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.



          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.



The 1994 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



c. Rollover



          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS



In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2010.



..


                      INFORMATION INCORPORATED BY REFERENCE

--------------------------------------------------------------------------------


Under the Securities Act of 1933, the Company has filed with the Securities and Exchange Commission ("SEC") a registration statement (the "Registration Statement") relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company and the Contracts. The Company's annual report on Form 10-K was filed with the SEC on March 26, 2009 via EDGAR File No. 033-03094. The Form 10-K contains information for the period ended December 31, 2008 about the Company, including consolidated audited financial statements for the Company's latest fiscal year. The Form 10-K is incorporated by reference into this prospectus. All other reports filed by the Company pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended ("Exchange Act") (such as quarterly and periodic reports) or proxy or information statements filed pursuant to Section 14 of the Exchange Act since the end of the fiscal year ending December 31, 2008 are also incorporated by reference into this prospectus. We are not incorporating by reference, in any case, any documents or information deemed to have been furnished and not filed in accordance with SEC rules.


There have been no material changes in the Company's affairs which have occurred since the end of the latest fiscal year for which audited consolidated financial statements were included in the latest Form 10-K or which have not been described in a Form 10-Q or Form 8-K filed by the Company under the Exchange Act.


If requested, the Company will furnish, without charge, a copy of any and all of the reports or documents that have been incorporated by reference into this prospectus. You may direct Your requests to the Company at, 1300 Hall Boulevard, Bloomfield, Connecticut, 06002-2910. The telephone number is 1-800-842-9406. You may also access the incorporated reports and other documents at www.metlife.com



You may also read and copy any materials that the Company files with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.



EXPERTS



Legal matters in connection with federal laws and regulations affecting the issue and sale of the Contracts described in this prospectus and the organization of the Company, its authority to issue such Contracts under Connecticut law and the validity of the forms of the Contracts under Connecticut law have been passed on by legal counsel for the Company.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements, and the related financial statement schedules, incorporated in this Registration Statement by reference from the MetLife Insurance Company of Connecticut and subsidiaries' (the "Company's") Annual Report on Form 10-K for the year ended December 31, 2008, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report (which expresses an unqualified opinion and includes an explanatory paragraph regarding changes in the Company's method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007), which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.




FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2008, as well as the range of additional compensation paid.)



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.


SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%.

(MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.


From time to time MetLife pays organizations, associations, and nonprofit organizations fees to endorse or sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market Our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of Our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by Our funding of their programs, scholarships, events or awards, such as principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, We hire the organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.



In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION


        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES AND
           METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.086          1.166                --
                                                       2006      1.000          1.086                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883                --
                                                       2005      0.800          0.839                --
                                                       2004      0.763          0.800           103,702
                                                       2003      0.615          0.763           103,682
                                                       2002      0.888          0.615            55,895
                                                       2001      1.000          0.888                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.708          1.044           255,182
                                                       2007      1.499          1.708           198,131
                                                       2006      1.255          1.499           201,428
                                                       2005      1.109          1.255           123,938
                                                       2004      1.000          1.109            31,153

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.532          0.852           259,445
                                                       2007      1.375          1.532           401,723
                                                       2006      1.258          1.375           300,904
                                                       2005      1.091          1.258           272,838
                                                       2004      1.000          1.091            31,126

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.353          0.834           641,183
                                                       2007      1.299          1.353           680,711
                                                       2006      1.136          1.299           672,446
                                                       2005      1.082          1.136           462,830
                                                       2004      1.000          1.082           123,269

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.700          0.694                --
                                                       2005      0.597          0.700         2,284,975
                                                       2004      0.503          0.597         1,842,685
                                                       2003      0.406          0.503         1,778,266
                                                       2002      0.547          0.406         2,051,129
                                                       2001      0.745          0.547         1,052,993
                                                       2000      1.000          0.745         1,006,482

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/99).............................................  2007      2.357          2.475                --
                                                       2006      1.793          2.357            43,286
                                                       2005      1.412          1.793            52,655
                                                       2004      1.140          1.412            55,778
                                                       2003      0.804          1.140            57,669
                                                       2002      0.916          0.804            57,063
                                                       2001      1.022          0.916            54,766
                                                       2000      1.506          1.022            71,391
                                                       1999      1.000          1.506            54,662

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (7/99).............................................  2006      2.517          3.312                --
                                                       2005      2.368          2.517           387,231
                                                       2004      1.816          2.368           416,109
                                                       2003      1.366          1.816           313,536
                                                       2002      1.318          1.366           262,243
                                                       2001      1.221          1.318           128,487
                                                       2000      0.937          1.221           102,023
                                                       1999      1.000          0.937                --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)......................................  2008      2.376          1.653           181,430
                                                       2007      2.565          2.376           262,100
                                                       2006      2.225          2.565           326,585
                                                       2005      2.050          2.225           315,886
                                                       2004      1.701          2.050           226,147
                                                       2003      1.208          1.701           199,663
                                                       2002      1.289          1.208           149,777
                                                       2001      1.162          1.289            13,468
                                                       2000      0.991          1.162             5,110
                                                       1999      1.000          0.991                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99).....................................  2008      1.261          1.210                --
                                                       2007      1.187          1.261           400,199
                                                       2006      1.027          1.187           413,822
                                                       2005      0.992          1.027           499,982
                                                       2004      0.952          0.992           453,429
                                                       2003      0.792          0.952           374,375
                                                       2002      0.958          0.792           410,725
                                                       2001      1.065          0.958           423,288
                                                       2000      1.081          1.065           336,425
                                                       1999      1.000          1.081           269,081

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/99).....................................  2008      1.433          1.356                --
                                                       2007      1.624          1.433           394,226
                                                       2006      1.577          1.624           591,068
                                                       2005      1.503          1.577           630,414
                                                       2004      1.360          1.503           721,826
                                                       2003      1.041          1.360           646,720
                                                       2002      1.298          1.041           598,914
                                                       2001      1.394          1.298           401,311
                                                       2000      1.240          1.394           309,007
                                                       1999      1.000          1.240            45,091

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2008      1.842          1.047           644,893
                                                       2007      1.583          1.842           638,957
                                                       2006      1.432          1.583           543,274
                                                       2005      1.238          1.432           446,608
                                                       2004      1.083          1.238           398,961
                                                       2003      0.852          1.083           320,177
                                                       2002      0.950          0.852           223,022
                                                       2001      1.000          0.950                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2008      1.383          0.805            14,225
                                                       2007      1.306          1.383            14,225
                                                       2006      1.157          1.306            14,225
                                                       2005      0.966          1.157            25,996
                                                       2004      0.962          0.966            29,634
                                                       2003      0.776          0.962            18,807
                                                       2002      0.846          0.776            18,807
                                                       2001      1.000          0.846             2,853

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.334          1.399           525,624
                                                       2007      2.040          2.334           586,405
                                                       2006      1.830          2.040           639,427
                                                       2005      1.563          1.830           620,450
                                                       2004      1.264          1.563           273,675
                                                       2003      0.921          1.264           151,306
                                                       2002      1.032          0.921           110,420
                                                       2001      1.000          1.032                --

  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      1.019          1.057                --
                                                       2005      0.990          1.019           229,844
                                                       2004      0.949          0.990           314,177
                                                       2003      0.813          0.949           285,253
                                                       2002      0.900          0.813           279,567
                                                       2001      0.949          0.900           178,530
                                                       2000      1.000          0.949           133,640

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732                --
                                                       2005      1.345          1.475            61,250
                                                       2004      1.204          1.345            29,698
                                                       2003      1.000          1.204            23,290

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008      2.532          1.188           200,098
                                                       2007      1.982          2.532           229,731
                                                       2006      1.560          1.982           188,246
                                                       2005      1.234          1.560           169,740
                                                       2004      1.000          1.234                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.744          1.032           219,281
                                                       2007      1.523          1.744           307,793
                                                       2006      1.264          1.523           354,212
                                                       2005      1.156          1.264           293,548
                                                       2004      1.000          1.156            60,647

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.470                --
                                                       2005      1.126          1.216           443,829
                                                       2004      1.000          1.126            95,793

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/99).......................  2006      1.538          1.576                --
                                                       2005      1.530          1.538           476,850
                                                       2004      1.418          1.530           468,961
                                                       2003      1.107          1.418           408,800
                                                       2002      1.067          1.107           411,756
                                                       2001      0.982          1.067           314,101
                                                       2000      0.980          0.982           101,750
                                                       1999      1.000          0.980            92,789

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.154          1.195                --
                                                       2005      1.080          1.154           182,910
                                                       2004      1.005          1.080           182,910
                                                       2003      0.891          1.005           148,717
                                                       2002      0.962          0.891            83,565
                                                       2001      1.000          0.962                --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2008      1.327          0.739           182,916
                                                       2007      1.099          1.327           132,831
                                                       2006      0.978          1.099           109,936
                                                       2005      0.880          0.978           109,936
                                                       2004      0.736          0.880            64,111
                                                       2003      0.551          0.736             5,302
                                                       2002      0.772          0.551            33,784
                                                       2001      1.000          0.772                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.767          0.724                --
                                                       2007      0.707          0.767           137,374
                                                       2006      0.604          0.707           159,300
                                                       2005      0.577          0.604           260,004
                                                       2004      0.556          0.577           309,658
                                                       2003      0.453          0.556           324,972
                                                       2002      0.615          0.453           388,240
                                                       2001      0.801          0.615           447,192
                                                       2000      1.000          0.801           424,750

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314                --
                                                       2005      1.127          1.162            10,343
                                                       2004      1.000          1.127                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.063          1.063                --
                                                       2007      0.996          1.063                --
                                                       2006      0.935          0.996             1,526
                                                       2005      0.887          0.935             2,816
                                                       2004      0.869          0.887             2,816
                                                       2003      0.652          0.869                --
                                                       2002      0.898          0.652                --
                                                       2001      1.000          0.898                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008      1.111          0.657           459,813
                                                       2007      1.103          1.111           693,899
                                                       2006      1.022          1.103         1,040,550
                                                       2005      0.923          1.022         1,152,583
                                                       2004      0.846          0.923         1,275,516
                                                       2003      0.634          0.846         1,080,772
                                                       2002      0.949          0.634           387,432
                                                       2001      1.000          0.949           150,719

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2008      1.305          0.915            44,567
                                                       2007      1.213          1.305           141,356
                                                       2006      1.065          1.213           250,829
                                                       2005      1.029          1.065           318,152
                                                       2004      0.954          1.029           216,592
                                                       2003      0.772          0.954           145,202
                                                       2002      0.943          0.772           102,740
                                                       2001      1.000          0.943            18,065

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.436          0.926             5,033
                                                       2007      1.422          1.436             9,259

  LMPVET Dividend Strategy Subaccount (5/01).........  2008      1.012          0.717             6,645
                                                       2007      0.959          1.012             6,566
                                                       2006      0.819          0.959            28,177
                                                       2005      0.828          0.819            29,548
                                                       2004      0.807          0.828            29,548
                                                       2003      0.659          0.807            26,551
                                                       2002      0.897          0.659            20,096
                                                       2001      1.000          0.897            20,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/99)...  2008      1.162          0.721         1,104,097
                                                       2007      1.117          1.162         1,593,670
                                                       2006      0.978          1.117         2,082,600
                                                       2005      0.945          0.978         2,202,778
                                                       2004      0.864          0.945         2,040,084
                                                       2003      0.682          0.864         1,846,133
                                                       2002      0.886          0.682         1,627,247
                                                       2001      1.019          0.886         1,079,490
                                                       2000      1.133          1.019           856,518
                                                       1999      1.000          1.133           220,404

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      1.289          0.811           525,631
                                                       2007      1.283          1.289           510,366
                                                       2006      1.107          1.283           563,757
                                                       2005      1.065          1.107           670,046
                                                       2004      0.992          1.065           787,696
                                                       2003      0.722          0.992           794,250
                                                       2002      0.924          0.722           517,261
                                                       2001      1.000          0.924           106,535

  LMPVET International All Cap Opportunity Subaccount
  (3/99).............................................  2008      1.288          0.723            96,223
                                                       2007      1.221          1.288           103,913
                                                       2006      0.978          1.221           113,853
                                                       2005      0.883          0.978           148,656
                                                       2004      0.755          0.883           216,066
                                                       2003      0.597          0.755           185,520
                                                       2002      0.810          0.597           187,662
                                                       2001      1.186          0.810           205,495
                                                       2000      1.569          1.186            79,615
                                                       1999      1.000          1.569            33,821

  LMPVET Investors Subaccount (Class I) (3/99).......  2008      1.659          1.059            69,357
                                                       2007      1.609          1.659            69,933
                                                       2006      1.372          1.609           122,704
                                                       2005      1.298          1.372           135,284
                                                       2004      1.185          1.298           156,443
                                                       2003      0.903          1.185           151,723
                                                       2002      1.183          0.903           147,027
                                                       2001      1.244          1.183           102,276
                                                       2000      1.088          1.244            20,655
                                                       1999      1.000          1.088            18,654

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/99).............................................  2008      1.116          0.694           213,063
                                                       2007      1.068          1.116           253,432
                                                       2006      1.030          1.068           290,193
                                                       2005      0.987          1.030           322,563
                                                       2004      0.991          0.987           379,187
                                                       2003      0.677          0.991           420,200
                                                       2002      0.907          0.677           335,753
                                                       2001      1.045          0.907           323,325
                                                       2000      1.132          1.045           265,016
                                                       1999      1.000          1.132           100,647

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.352          0.795            15,752
                                                       2007      1.239          1.352            34,531
                                                       2006      1.107          1.239            21,260
                                                       2005      1.064          1.107            11,581
                                                       2004      0.932          1.064                --
                                                       2003      0.631          0.932                --
                                                       2002      0.974          0.631                --
                                                       2001      1.000          0.974               997

  LMPVET Social Awareness Subaccount (3/99)..........  2008      1.125          0.835            86,288
                                                       2007      1.023          1.125           119,903
                                                       2006      0.957          1.023           164,290
                                                       2005      0.925          0.957           160,526
                                                       2004      0.877          0.925           228,757
                                                       2003      0.686          0.877           208,810
                                                       2002      0.921          0.686           219,601
                                                       2001      1.100          0.921           267,052
                                                       2000      1.115          1.100           352,938
                                                       1999      1.000          1.115           218,399

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.059          0.828            60,637
                                                       2007      1.054          1.059            58,097
                                                       2006      1.020          1.054            76,332
                                                       2005      1.005          1.020            65,137
                                                       2004      1.001          1.005            57,767
                                                       2003      1.000          1.001            13,265

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (5/99)...............  2008      1.301          0.903            79,229
                                                       2007      1.307          1.301            79,810
                                                       2006      1.187          1.307            87,030
                                                       2005      1.166          1.187           108,339
                                                       2004      1.065          1.166            75,946
                                                       2003      0.842          1.065            42,773
                                                       2002      0.877          0.842            37,653
                                                       2001      0.918          0.877            46,730
                                                       2000      1.007          0.918            32,638
                                                       1999      1.000          1.007            20,231

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.318          1.410                --
                                                       2006      1.176          1.318            38,721
                                                       2005      1.130          1.176            40,522
                                                       2004      0.986          1.130            32,478
                                                       2003      0.700          0.986                --
                                                       2002      0.949          0.700                --
                                                       2001      1.000          0.949                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/99).........  2007      1.931          2.031                --
                                                       2006      1.648          1.931           205,419
                                                       2005      1.596          1.648           343,946
                                                       2004      1.486          1.596           349,707
                                                       2003      1.077          1.486           360,795
                                                       2002      1.449          1.077           340,827
                                                       2001      1.433          1.449           172,311
                                                       2000      1.222          1.433            70,934
                                                       1999      1.000          1.222            13,279

  LMPVPI Total Return Subaccount (Class I) (3/99)....  2007      1.384          1.428                --
                                                       2006      1.239          1.384            19,523
                                                       2005      1.209          1.239            23,410
                                                       2004      1.121          1.209            29,201
                                                       2003      0.975          1.121            13,990
                                                       2002      1.055          0.975            10,605
                                                       2001      1.072          1.055             7,423
                                                       2000      1.002          1.072             5,470
                                                       1999      1.000          1.002                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                --
                                                       2006      1.138          1.323           139,240
                                                       2005      1.111          1.138           116,362
                                                       2004      1.000          1.111                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539                --
                                                       2006      1.251          1.392            87,049
                                                       2005      1.165          1.251            97,239
                                                       2004      1.000          1.165            34,410

Managed Assets Trust
  Managed Assets Trust (3/99)........................  2006      1.243          1.286                --
                                                       2005      1.206          1.243         1,087,811
                                                       2004      1.111          1.206           987,899
                                                       2003      0.918          1.111           993,690
                                                       2002      1.013          0.918         1,068,189
                                                       2001      1.076          1.013         1,200,147
                                                       2000      1.102          1.076           933,773
                                                       1999      1.000          1.102           245,954

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2008      1.999          1.931                --
                                                       2007      1.899          1.999           208,565
                                                       2006      1.000          1.899           263,548

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2008      1.715          1.291           286,945
                                                       2007      1.752          1.715           364,702

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.130          1.188                --
                                                       2006      1.000          1.130            47,332

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.193          0.742            42,836
                                                       2007      1.178          1.193            52,037

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.037          0.601           547,382
                                                       2007      1.227          1.037           695,134
                                                       2006      1.000          1.227         1,052,085

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.053          0.781             3,496
                                                       2007      1.072          1.053             3,496
                                                       2006      1.000          1.072                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.324          0.779            80,244
                                                       2007      1.346          1.324           110,975
                                                       2006      1.000          1.346            68,832

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      0.926          0.534         1,822,392
                                                       2007      0.716          0.926         1,664,279
                                                       2006      1.000          0.716         2,214,320

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008      1.090          1.226           191,471
                                                       2007      1.224          1.090            33,322

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2008      1.441          1.069           541,314
                                                       2007      1.366          1.441           713,853
                                                       2006      1.000          1.366           969,775

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2008      1.235          1.000            51,346
                                                       2007      1.166          1.235            42,953
                                                       2006      1.000          1.166             5,612

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.118          0.707           266,250
                                                       2007      1.083          1.118           304,362
                                                       2006      1.000          1.083           225,735

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.390          0.845            28,054
                                                       2007      1.523          1.390            64,347

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.126          0.641            44,755
                                                       2007      1.015          1.126            49,884
                                                       2006      1.000          1.015            53,874

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.138          0.693            28,861
                                                       2007      1.030          1.138            48,872
                                                       2006      1.000          1.030                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.116          1.379            46,184
                                                       2007      2.460          3.116            41,536

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.662          0.950            57,376
                                                       2007      1.574          1.662            57,376

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.105          1.024           110,255
                                                       2007      1.038          1.105            66,495

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.066          0.710            47,245
                                                       2007      1.024          1.066            73,922
                                                       2006      1.000          1.024            97,650

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.118          1.238                --
                                                       2006      1.000          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.623          1.437           280,945
                                                       2007      1.534          1.623           336,305
                                                       2006      1.000          1.534           364,640

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      1.292          0.900           336,398
                                                       2007      1.343          1.292           401,095
                                                       2006      1.000          1.343            43,659

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      0.938          0.524             5,963

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99)...................................  2007      1.425          1.477                --
                                                       2006      1.377          1.425         5,738,300
                                                       2005      1.360          1.377         6,140,150
                                                       2004      1.310          1.360         4,879,858
                                                       2003      1.251          1.310         3,623,933
                                                       2002      1.157          1.251         3,831,077
                                                       2001      1.092          1.157         2,080,975
                                                       2000      0.979          1.092           613,585
                                                       1999      1.000          0.979           177,125

  MetLife Investment International Stock Subaccount
  (Class I) (3/99)...................................  2007      1.462          1.576                --
                                                       2006      1.165          1.462         2,374,209
                                                       2005      1.024          1.165         2,764,381
                                                       2004      0.899          1.024         2,498,531
                                                       2003      0.697          0.899         2,301,471
                                                       2002      0.904          0.697         2,248,416
                                                       2001      1.160          0.904         1,238,125
                                                       2000      1.272          1.160           476,662
                                                       1999      1.000          1.272            97,154

  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99)...................................  2007      0.881          0.924                --
                                                       2006      0.789          0.881         5,230,988
                                                       2005      0.746          0.789         5,752,832
                                                       2004      0.683          0.746         5,154,675
                                                       2003      0.537          0.683         4,635,797
                                                       2002      0.702          0.537         4,005,694
                                                       2001      0.840          0.702         2,080,499
                                                       2000      0.995          0.840           969,414
                                                       1999      1.000          0.995           249,689

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99)...................................  2007      2.369          2.376                --
                                                       2006      2.101          2.369           999,605
                                                       2005      1.974          2.101         1,094,314
                                                       2004      1.732          1.974           986,324
                                                       2003      1.220          1.732           928,057
                                                       2002      1.612          1.220           806,014
                                                       2001      1.600          1.612           542,731
                                                       2000      1.465          1.600           463,890
                                                       1999      1.000          1.465           119,775

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.308          0.704           176,598
                                                       2007      1.095          1.308           190,638
                                                       2006      1.000          1.095           210,894

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2008      1.423          1.363           398,583
                                                       2007      1.349          1.423           422,549
                                                       2006      1.000          1.349           443,885

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2008      1.247          1.272           912,074
                                                       2007      1.196          1.247           819,845
                                                       2006      1.000          1.196           864,472

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.098          0.651                --
                                                       2007      1.154          1.098                --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.205          0.748           284,521

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      0.998          0.546           621,132
                                                       2007      0.968          0.998           744,398
                                                       2006      1.000          0.968           996,265

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.442          0.872           816,052
                                                       2007      1.396          1.442         1,131,279
                                                       2006      1.000          1.396         1,631,929

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.879          0.585             7,996

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.497          1.574         1,383,974
                                                       2007      1.476          1.497         2,082,097

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.108          0.654            64,958
                                                       2007      1.081          1.108            69,710
                                                       2006      1.000          1.081                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.097          0.932           272,670
                                                       2007      1.047          1.097           475,083
                                                       2006      1.000          1.047                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.095          0.852         3,167,724
                                                       2007      1.053          1.095         2,886,642
                                                       2006      1.000          1.053            10,264

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.095          0.776         2,873,729
                                                       2007      1.058          1.095         2,846,726
                                                       2006      1.000          1.058                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.145          0.737         1,457,354
                                                       2007      1.112          1.145         1,990,934
                                                       2006      1.000          1.112                --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      0.935          0.583         1,227,395
                                                       2007      0.942          0.935         1,846,718

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.610          1.241         1,510,239
                                                       2007      1.558          1.610         1,837,378
                                                       2006      1.000          1.558         2,384,614

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.529          1.024           320,012
                                                       2007      1.432          1.529           274,421
                                                       2006      1.000          1.432           256,465

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.554          0.893           655,499
                                                       2007      1.591          1.554         1,020,290

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.113          0.657           355,695
                                                       2007      1.056          1.113           575,683
                                                       2006      1.000          1.056           603,735

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      2.360          1.557           342,711
                                                       2007      2.428          2.360           483,039

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.359          0.898           290,835

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.684          1.752                --
                                                       2006      1.000          1.684           392,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2008      1.506          1.491           630,731
                                                       2007      1.453          1.506           650,800
                                                       2006      1.000          1.453           829,418

Money Market Portfolio
  Money Market Subaccount (4/99).....................  2006      1.151          1.164                --
                                                       2005      1.127          1.151         1,623,263
                                                       2004      1.125          1.127         1,343,039
                                                       2003      1.125          1.125         2,042,971
                                                       2002      1.119          1.125         1,522,743
                                                       2001      1.087          1.119         1,067,624
                                                       2000      1.032          1.087           776,476
                                                       1999      1.000          1.032           276,343

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                --
                                                       2005      1.078          1.131            14,297
                                                       2004      1.000          1.078            10,342

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)......................................  2007      1.011          1.034                --
                                                       2006      1.012          1.011            72,677
                                                       2005      1.008          1.012            42,479

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.401          1.456           750,233
                                                       2007      1.298          1.401           457,308
                                                       2006      1.260          1.298           656,357
                                                       2005      1.240          1.260           692,935
                                                       2004      1.192          1.240           531,028
                                                       2003      1.144          1.192           391,427
                                                       2002      1.057          1.144           395,584
                                                       2001      1.000          1.057            42,621

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.012          0.941                --
                                                       2007      0.925          1.012            11,671
                                                       2006      0.839          0.925            11,671
                                                       2005      0.789          0.839            11,671
                                                       2004      0.739          0.789            11,671
                                                       2003      0.564          0.739            11,671
                                                       2002      0.808          0.564            11,671
                                                       2001      1.000          0.808                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582                --
                                                       2006      1.150          1.457            65,112
                                                       2005      1.033          1.150            81,614
                                                       2004      0.897          1.033            91,730
                                                       2003      0.703          0.897            94,997
                                                       2002      0.861          0.703            89,130
                                                       2001      1.000          0.861            36,530

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179                --
                                                       2006      1.749          2.035           323,007
                                                       2005      1.647          1.749           396,869
                                                       2004      1.315          1.647           269,097
                                                       2003      0.886          1.315           216,542
                                                       2002      1.093          0.886           276,266
                                                       2001      1.000          1.093             1,734

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.957          1.022                --
                                                       2005      0.887          0.957            58,585
                                                       2004      0.840          0.887            79,181
                                                       2003      0.654          0.840            35,106
                                                       2002      0.867          0.654            38,688
                                                       2001      1.000          0.867                --

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106                --
                                                       2005      1.040          1.035             5,612
                                                       2004      1.000          1.040                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99).............................................  2006      1.812          1.984                --
                                                       2005      1.625          1.812           333,491
                                                       2004      1.406          1.625           346,328
                                                       2003      1.060          1.406           337,337
                                                       2002      1.247          1.060           267,434
                                                       2001      1.310          1.247           161,359
                                                       2000      1.132          1.310            92,328
                                                       1999      1.000          1.132             4,950

  Travelers Equity Income Subaccount (3/99)..........  2006      1.285          1.354                --
                                                       2005      1.240          1.285         1,828,724
                                                       2004      1.137          1.240         1,520,872
                                                       2003      0.874          1.137         1,326,839
                                                       2002      1.024          0.874         1,163,851
                                                       2001      1.105          1.024           453,751
                                                       2000      1.021          1.105           224,970
                                                       1999      1.000          1.021           228,704

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (4/99)........  2006      1.163          1.208                --
                                                       2005      1.113          1.163            63,997
                                                       2004      1.015          1.113            64,259
                                                       2003      0.802          1.015            64,259
                                                       2002      1.002          0.802            57,157
                                                       2001      0.993          1.002            24,072
                                                       2000      0.965          0.993             4,126
                                                       1999      1.000          0.965                --

  Travelers Large Cap Subaccount (3/99)..............  2006      0.919          0.949                --
                                                       2005      0.852          0.919           611,994
                                                       2004      0.807          0.852           623,861
                                                       2003      0.652          0.807           621,409
                                                       2002      0.851          0.652           545,335
                                                       2001      1.038          0.851           505,916
                                                       2000      1.224          1.038           386,475
                                                       1999      1.000          1.224           259,740

  Travelers Mercury Large Cap Core Subaccount
  (3/99).............................................  2006      0.997          1.061                --
                                                       2005      0.897          0.997            49,017
                                                       2004      0.780          0.897            15,265
                                                       2003      0.649          0.780            15,265
                                                       2002      0.874          0.649            16,447
                                                       2001      1.136          0.874            17,029
                                                       2000      1.213          1.136            80,150
                                                       1999      1.000          1.213                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/99)..  2006      1.052          1.116                --
                                                       2005      1.029          1.052           246,885
                                                       2004      0.909          1.029           307,936
                                                       2003      0.668          0.909           304,034
                                                       2002      1.317          0.668           295,213
                                                       2001      1.739          1.317           271,882
                                                       2000      1.603          1.739           231,771
                                                       1999      1.000          1.603            22,378

  Travelers MFS(R) Total Return Subaccount (4/99)....  2006      1.400          1.449                --
                                                       2005      1.371          1.400         2,061,164
                                                       2004      1.240          1.371         1,641,583
                                                       2003      1.073          1.240         1,266,270
                                                       2002      1.141          1.073         1,130,121
                                                       2001      1.150          1.141           511,493
                                                       2000      0.994          1.150           177,102
                                                       1999      1.000          0.994            56,338

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                --
                                                       2005      1.127          1.190           167,544
                                                       2004      1.000          1.127            21,046

  Travelers Mondrian International Stock Subaccount
  (4/99).............................................  2006      1.055          1.215                --
                                                       2005      0.971          1.055            86,559
                                                       2004      0.846          0.971            87,703
                                                       2003      0.663          0.846            63,756
                                                       2002      0.768          0.663            45,625
                                                       2001      1.049          0.768            47,664
                                                       2000      1.194          1.049            47,750
                                                       1999      1.000          1.194            18,513

  Travelers Pioneer Fund Subaccount (5/99)...........  2006      0.890          0.947                --
                                                       2005      0.847          0.890            99,481
                                                       2004      0.768          0.847           146,873
                                                       2003      0.625          0.768           170,073
                                                       2002      0.903          0.625           201,833
                                                       2001      1.183          0.903           175,971
                                                       2000      0.959          1.183           136,065
                                                       1999      1.000          0.959            52,624

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      1.001          1.057                --
                                                       2005      1.000          1.001                --

  Travelers Pioneer Strategic Income Subaccount
  (6/99).............................................  2006      1.455          1.473                --
                                                       2005      1.415          1.455           243,393
                                                       2004      1.285          1.415            81,279
                                                       2003      1.084          1.285            70,429
                                                       2002      1.032          1.084            57,082
                                                       2001      0.998          1.032            17,469
                                                       2000      1.010          0.998                --
                                                       1999      1.000          1.010                --

  Travelers Quality Bond Subaccount (3/99)...........  2006      1.300          1.292                --
                                                       2005      1.290          1.300           493,056
                                                       2004      1.259          1.290           468,725
                                                       2003      1.186          1.259           373,662
                                                       2002      1.130          1.186           344,814
                                                       2001      1.063          1.130           249,243
                                                       2000      1.002          1.063           109,131
                                                       1999      1.000          1.002            50,386

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (3/99).......  2006      0.871          0.911                --
                                                       2005      0.861          0.871           649,068
                                                       2004      0.787          0.861           862,607
                                                       2003      0.598          0.787           929,358
                                                       2002      0.908          0.598           975,651
                                                       2001      1.057          0.908         1,081,006
                                                       2000      1.303          1.057           844,683
                                                       1999      1.000          1.303           291,790

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032                --
                                                       2005      1.000          1.000                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000                --
                                                       2005      1.000          1.000                --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.445          1.396                --
                                                       2005      1.396          1.445         1,144,943
                                                       2004      1.326          1.396           970,706
                                                       2003      1.301          1.326           970,322
                                                       2002      1.154          1.301         1,040,337
                                                       2001      1.099          1.154           350,111
                                                       2000      0.968          1.099           167,787
                                                       1999      1.000          0.968           101,662

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.917          0.876                --
                                                       2007      0.792          0.917             7,996
                                                       2006      0.778          0.792                --
                                                       2005      0.729          0.778                --
                                                       2004      0.688          0.729                --
                                                       2003      0.546          0.688                --
                                                       2002      0.817          0.546                --
                                                       2001      1.000          0.817                --

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.687          1.074            33,596
                                                       2007      1.741          1.687            45,628
                                                       2006      1.512          1.741            32,848
                                                       2005      1.464          1.512            47,018
                                                       2004      1.257          1.464            35,463
                                                       2003      1.000          1.257            15,449

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2008      1.034          0.584                --
                                                       2007      0.926          1.034                --
                                                       2006      0.875          0.926                --
                                                       2005      0.817          0.875                --
                                                       2004      0.794          0.817                --
                                                       2003      0.637          0.794                --
                                                       2002      0.911          0.637                --
                                                       2001      1.000          0.911                --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (7/99)..................................  2008      1.535          0.845             6,351
                                                       2007      1.559          1.535             6,351
                                                       2006      1.358          1.559             6,351
                                                       2005      1.175          1.358            15,215
                                                       2004      1.014          1.175            15,215
                                                       2003      0.739          1.014            18,374
                                                       2002      0.969          0.739            18,374
                                                       2001      0.938          0.969             6,351
                                                       2000      0.877          0.938             6,351
                                                       1999      1.000          0.877             6,351





                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 140 FL




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (3/99)...  2008      0.988          0.601             --
                                                       2007      0.967          0.988             --
                                                       2006      0.862          0.967             --
                                                       2005      0.850          0.862             --
                                                       2004      0.791          0.850             --
                                                       2003      0.636          0.791             --
                                                       2002      0.841          0.636             --
                                                       2001      0.986          0.841             --
                                                       2000      1.117          0.986             --
                                                       1999      1.000          1.117             --

Met Investors Series Trust
  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.130          0.623             --

Metropolitan Series Fund, Inc.
  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      3.263          2.000             --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.140          0.750             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.320          0.861             --





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/05, The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers S+A54eries Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.




Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.





Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES






                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Lehman Brothers(R) Aggregate Bond Index      Barclays Capital Aggregate Bond Index
     Portfolio -- Class A                           Portfolio -- Class A
JANUS ASPEN SERIES                             JANUS ASPEN SERIES
     Mid Cap Growth Portfolio -- Service       Enterprise Portfolio -- Service Shares
       Shares



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                 BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                           Portfolio -- Class A
  Legg Mason Partners Managed Assets           BlackRock Diversified Portfolio -- Class A
     Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
     Capital Guardian U.S. Equity              Pioneer Fund Portfolio -- Class A
       Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
     FI Large Cap Portfolio -- Class A         BlackRock Legacy Large Cap Growth
                                                    Portfolio -- Class A



UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were replaced by the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index    MetLife Stock Index Portfolio -- Class A
     Portfolio -- Class II
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  PIMCO VIT Total Return                       PIMCO Total Return Portfolio -- Class B
     Portfolio -- Administrative Class
VAN KAMPEN LIFE INVESTMENT TRUST               MET INVESTORS SERIES TRUST
  Van Kampen Life Investment Trust Comstock    Van Kampen Comstock Portfolio -- Class B
     Portfolio -- Class II

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                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance           Global Growth Fund                 American Funds Global Growth Fund
  Series(R)
American Funds Insurance           Growth-Income Fund                 American Funds Growth-Income Fund
  Series(R)
American Funds Insurance           Growth Fund                        American Funds Growth Fund
  Series(R)
Janus Aspen Series                 Enterprise Portfolio               Janus Aspen Series Enterprise
                                                                      Portfolio
Metropolitan Series Fund, Inc.     FI Value Leaders Portfolio         FI Value Leaders Portfolio
                                                                      (Fidelity)
Van Kampen Life Investment Trust   Van Kampen Life Investment Trust   Van Kampen LIT Enterprise
                                   Enterprise Portfolio               Portfolio
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Dynamic Capital Appreciation       Fidelity VIP Dynamic Capital
  Products                         Portfolio                          Appreciation Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products




                    ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT                                                       MARKETING NAME
---------------------------------                                     ---------------------------------
Registered Fixed Account Option                                       Fixed Account


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                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield


          ERISA



          Taxes


          Independent Registered Public Accounting Firms

          Condensed Financial Information

          Financial Statements

--------------------------------------------------------------------------------


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266


Name:

Address:


Form SAI Book 21

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                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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                                   APPENDIX F

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.

     -    BlackRock Money Market Portfolio

     -    Black Rock High Yield Portfolio

     -    BlackRock Bond Income Portfolio


     -    Barclays Capital( )Aggregate Bond Index Portfolio


     -    Legg Mason Partners Variable Adjustable Rate Income Portfolio

     -    Legg Mason Partners Variable High Income Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protection Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Pioneer Strategic Income Portfolio

     -    Western Asset Management U.S. Government Portfolio

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX G

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                      NOT AVAILABLE UNDER SECTION 457 PLANS
         NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.


PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.



If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, You may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to Us, which may include certification by a licensed physician that such confinement is medically necessary.


An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.


The maximum withdrawal amount for which We will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments and associated credits made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments and associated credits made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as We receive proper written proof of Your claim, and We will pay the withdrawal in a lump sum. You should consult with Your personal tax adviser regarding the tax impact of any withdrawals taken from Your Contract.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX H

--------------------------------------------------------------------------------

                             MARKET VALUE ADJUSTMENT

(THIS SECTION IS APPLICABLE ONLY TO THE VARIABLE OR FIXED LIQUIDITY BENEFIT)


If You have selected any period certain option, You may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.



For fixed Annuity Payments, We calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which We offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.


The formula for calculating the Present Value is as follows:
                                        N
                 Present Value =  [Payments X (1/1 + iC)(t/365)
                                      s = 1

Where

iC = the interest rate described above

n = the number of payments remaining in the Contract Owner's certain period at the time of request for this benefit

t = number of days remaining until that payment is made, adjusting for leap years.


If You request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.


                                  ILLUSTRATION:

Amount Annuitized                                       $12,589.80
Annuity Option                                          Life with 10 year certain period
Annuity Payments                                        $1,000 Annually -- first payment immediately



For the purposes of illustration, assume after two years (immediately preceding the third payment), You choose to receive full liquidity, and the current rate of return that We are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:


          1000 + (1000/1.04) + (1000/1.04)2 + (1000/1.04)3 + (1000/1.04)4 +
          (1000/1.04)5 + (1000/1.04)6 + (1000/1.04)7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.


The net result to You after subtraction of the surrender penalty of $350.10 would be $6,651.96.


You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

                       METLIFE RETIREMENT ACCOUNT ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 1, 2009

                                       FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2009. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, or by calling 1-800-842-9406, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


The SAI contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----

THE INSURANCE COMPANY...........................................................     2

PRINCIPAL UNDERWRITER...........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     2

VALUATION OF ASSETS.............................................................     4

CALCULATION OF MONEY MARKET YIELD...............................................     4

ERISA...........................................................................     5

TAXES...........................................................................     6

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     6

CONDENSED FINANCIAL INFORMATION -- MetLife Retirement Account Annuity...........     7

FINANCIAL STATEMENTS............................................................     1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com. The Company's Home Office is located at 1300 Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. Effective November 24, 2008, the Company combined MetLife of CT Separate Account Five for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2008............................            $134,250,501                           $0

2007............................            $137,393,857                           $0

2006............................            $105,520,700                           $0



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2008 ranged from $31,950 to $4,123,919. The amount of commissions paid to selected broker-dealer firms during 2008 ranged from $852,556 to $13,129,922. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2008 ranged from $884,506 to $17,253,841.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:




DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock

Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                                      ERISA



If your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.



Generally, the spouse must give qualified consent whenever you elect to:



     a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);





     b) make certain withdrawals under plans for which a qualified consent is required;



     c)   name someone other than the spouse as your beneficiary;



     d)   use your accrued benefit as security for a loan exceeding $5,000.



Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.



If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


                                      TAXES


403(B)



In general, contributions to Section 403(b) arrangements are subject to limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year). These contributions (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below:


FOR TAXABLE YEARS BEGINNING IN CALENDAR YEAR                             APPLICABLE DOLLAR LIMIT
--------------------------------------------                             -----------------------
2009.................................................................            $16,500



The Applicable Dollar Limit under Section 402(g) is increased for eligible participants in the amount of the permissible age 50 and above catch up contributions for the year, which is $5,500 for 2009, regardless of the number of plans in which the employee participates.



SIMPLIFIED EMPLOYEE PENSION ("SEP")



Rules applicable to Traditional IRA annuities (including purchase payments, rollovers, minimum distributions, penalty taxes and after death distributions) apply to your SEP/IRA annuity.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                        CONDENSED FINANCIAL INFORMATION

                       METLIFE RETIREMENT ACCOUNT ANNUITY

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.086          1.166              --
                                                       2006      1.000          1.086              --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883              --
                                                       2005      0.800          0.839              --
                                                       2004      0.763          0.800              --
                                                       2003      0.615          0.763              --
                                                       2002      0.888          0.615           3,000
                                                       2001      1.000          0.888           3,000

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.708          1.044              --
                                                       2007      1.499          1.708              --
                                                       2006      1.255          1.499              --
                                                       2005      1.109          1.255              --
                                                       2004      1.000          1.109           2,000

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.532          0.852              --
                                                       2007      1.375          1.532              --
                                                       2006      1.258          1.375              --
                                                       2005      1.091          1.258              --
                                                       2004      1.000          1.091           5,000

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.353          0.834              --
                                                       2007      1.299          1.353              --
                                                       2006      1.136          1.299              --
                                                       2005      1.082          1.136              --
                                                       2004      1.000          1.082           4,000

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.700          0.694              --
                                                       2005      0.597          0.700              --
                                                       2004      0.503          0.597              --
                                                       2003      0.406          0.503              --
                                                       2002      0.547          0.406              --
                                                       2001      0.745          0.547              --
                                                       2000      1.000          0.745              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/99).............................................  2007      2.357          2.475              --
                                                       2006      1.793          2.357              --
                                                       2005      1.412          1.793              --
                                                       2004      1.140          1.412              --
                                                       2003      0.804          1.140              --
                                                       2002      0.916          0.804              --
                                                       2001      1.022          0.916              --
                                                       2000      1.506          1.022              --
                                                       1999      1.000          1.506              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (7/99).............................................  2006      2.517          3.312              --
                                                       2005      2.368          2.517              --
                                                       2004      1.816          2.368              --
                                                       2003      1.366          1.816              --
                                                       2002      1.318          1.366              --
                                                       2001      1.221          1.318              --
                                                       2000      0.937          1.221              --
                                                       1999      1.000          0.937              --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)......................................  2008      2.376          1.653              --
                                                       2007      2.565          2.376              --
                                                       2006      2.225          2.565              --
                                                       2005      2.050          2.225              --
                                                       2004      1.701          2.050              --
                                                       2003      1.208          1.701              --
                                                       2002      1.289          1.208              --
                                                       2001      1.162          1.289              --
                                                       2000      0.991          1.162              --
                                                       1999      1.000          0.991              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99).....................................  2007      1.187          1.261              --
                                                       2006      1.027          1.187              --
                                                       2005      0.992          1.027              --
                                                       2004      0.952          0.992              --
                                                       2003      0.792          0.952              --
                                                       2002      0.958          0.792              --
                                                       2001      1.065          0.958              --
                                                       2000      1.081          1.065              --
                                                       1999      1.000          1.081              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/99).....................................  2007      1.624          1.433              --
                                                       2006      1.577          1.624              --
                                                       2005      1.503          1.577              --
                                                       2004      1.360          1.503              --
                                                       2003      1.041          1.360              --
                                                       2002      1.298          1.041              --
                                                       2001      1.394          1.298              --
                                                       2000      1.240          1.394              --
                                                       1999      1.000          1.240              --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2008      1.842          1.047              --
                                                       2007      1.583          1.842              --
                                                       2006      1.432          1.583              --
                                                       2005      1.238          1.432              --
                                                       2004      1.083          1.238              --
                                                       2003      0.852          1.083              --
                                                       2002      0.950          0.852              --
                                                       2001      1.000          0.950           3,000

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2007      1.306          1.383              --
                                                       2006      1.157          1.306              --
                                                       2005      0.966          1.157              --
                                                       2004      0.962          0.966              --
                                                       2003      0.776          0.962              --
                                                       2002      0.846          0.776           1,000
                                                       2001      1.000          0.846           1,000

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.334          1.399              --
                                                       2007      2.040          2.334              --
                                                       2006      1.830          2.040              --
                                                       2005      1.563          1.830              --
                                                       2004      1.264          1.563              --
                                                       2003      0.921          1.264              --
                                                       2002      1.032          0.921              --
                                                       2001      1.000          1.032           2,000

  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      1.019          1.057              --
                                                       2005      0.990          1.019              --
                                                       2004      0.949          0.990              --
                                                       2003      0.813          0.949              --
                                                       2002      0.900          0.813              --
                                                       2001      0.949          0.900              --
                                                       2000      1.000          0.949              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732              --
                                                       2005      1.345          1.475              --
                                                       2004      1.204          1.345           2,000
                                                       2003      1.000          1.204           2,000

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008      2.532          1.188              --
                                                       2007      1.982          2.532              --
                                                       2006      1.560          1.982              --
                                                       2005      1.234          1.560              --
                                                       2004      1.000          1.234           1,000

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.744          1.032              --
                                                       2007      1.523          1.744              --
                                                       2006      1.264          1.523              --
                                                       2005      1.156          1.264              --
                                                       2004      1.000          1.156           2,000

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.470              --
                                                       2005      1.126          1.216              --
                                                       2004      1.000          1.126              --

High Yield Bond Trust
  High Yield Bond Trust (5/99).......................  2006      1.538          1.576              --
                                                       2005      1.530          1.538              --
                                                       2004      1.418          1.530              --
                                                       2003      1.107          1.418              --
                                                       2002      1.067          1.107              --
                                                       2001      0.982          1.067              --
                                                       2000      0.980          0.982              --
                                                       1999      1.000          0.980              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.154          1.195              --
                                                       2005      1.080          1.154              --
                                                       2004      1.005          1.080              --
                                                       2003      0.891          1.005              --
                                                       2002      0.962          0.891           3,000
                                                       2001      1.000          0.962           3,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2008      1.327          0.739              --
                                                       2007      1.099          1.327              --
                                                       2006      0.978          1.099              --
                                                       2005      0.880          0.978              --
                                                       2004      0.736          0.880              --
                                                       2003      0.551          0.736           3,000
                                                       2002      0.772          0.551           3,000
                                                       2001      1.000          0.772           3,000

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.707          0.767              --
                                                       2006      0.604          0.707              --
                                                       2005      0.577          0.604              --
                                                       2004      0.556          0.577              --
                                                       2003      0.453          0.556              --
                                                       2002      0.615          0.453              --
                                                       2001      0.801          0.615              --
                                                       2000      1.000          0.801              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314              --
                                                       2005      1.127          1.162              --
                                                       2004      1.000          1.127           2,000

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.996          1.063              --
                                                       2006      0.935          0.996              --
                                                       2005      0.887          0.935              --
                                                       2004      0.869          0.887              --
                                                       2003      0.652          0.869              --
                                                       2002      0.898          0.652           2,000
                                                       2001      1.000          0.898           2,000

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008      1.111          0.657              --
                                                       2007      1.103          1.111              --
                                                       2006      1.022          1.103              --
                                                       2005      0.923          1.022              --
                                                       2004      0.846          0.923              --
                                                       2003      0.634          0.846              --
                                                       2002      0.949          0.634              --
                                                       2001      1.000          0.949           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2008      1.305          0.915              --
                                                       2007      1.213          1.305              --
                                                       2006      1.065          1.213              --
                                                       2005      1.029          1.065              --
                                                       2004      0.954          1.029              --
                                                       2003      0.772          0.954              --
                                                       2002      0.943          0.772              --
                                                       2001      1.000          0.943           3,000

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.422          1.436              --

  LMPVET Dividend Strategy Subaccount (5/01).........  2008      1.012          0.717              --
                                                       2007      0.959          1.012              --
                                                       2006      0.819          0.959              --
                                                       2005      0.828          0.819              --
                                                       2004      0.807          0.828              --
                                                       2003      0.659          0.807              --
                                                       2002      0.897          0.659           2,000
                                                       2001      1.000          0.897           2,000

  LMPVET Equity Index Subaccount (Class II) (3/99)...  2008      1.162          0.721              --
                                                       2007      1.117          1.162              --
                                                       2006      0.978          1.117              --
                                                       2005      0.945          0.978              --
                                                       2004      0.864          0.945              --
                                                       2003      0.682          0.864              --
                                                       2002      0.886          0.682              --
                                                       2001      1.019          0.886              --
                                                       2000      1.133          1.019              --
                                                       1999      1.000          1.133              --

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      1.289          0.811              --
                                                       2007      1.283          1.289              --
                                                       2006      1.107          1.283              --
                                                       2005      1.065          1.107              --
                                                       2004      0.992          1.065              --
                                                       2003      0.722          0.992              --
                                                       2002      0.924          0.722              --
                                                       2001      1.000          0.924           3,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET International All Cap Opportunity Subaccount
  (3/99).............................................  2007      1.221          1.288              --
                                                       2006      0.978          1.221              --
                                                       2005      0.883          0.978              --
                                                       2004      0.755          0.883              --
                                                       2003      0.597          0.755              --
                                                       2002      0.810          0.597              --
                                                       2001      1.186          0.810              --
                                                       2000      1.569          1.186              --
                                                       1999      1.000          1.569              --

  LMPVET Investors Subaccount (Class I) (3/99).......  2007      1.609          1.659              --
                                                       2006      1.372          1.609              --
                                                       2005      1.298          1.372              --
                                                       2004      1.185          1.298              --
                                                       2003      0.903          1.185              --
                                                       2002      1.183          0.903              --
                                                       2001      1.244          1.183              --
                                                       2000      1.088          1.244              --
                                                       1999      1.000          1.088              --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/99).............................................  2008      1.116          0.694              --
                                                       2007      1.068          1.116              --
                                                       2006      1.030          1.068              --
                                                       2005      0.987          1.030              --
                                                       2004      0.991          0.987              --
                                                       2003      0.677          0.991              --
                                                       2002      0.907          0.677              --
                                                       2001      1.045          0.907              --
                                                       2000      1.132          1.045              --
                                                       1999      1.000          1.132              --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.352          0.795              --
                                                       2007      1.239          1.352              --
                                                       2006      1.107          1.239              --
                                                       2005      1.064          1.107              --
                                                       2004      0.932          1.064              --
                                                       2003      0.631          0.932              --
                                                       2002      0.974          0.631           2,000
                                                       2001      1.000          0.974           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (3/99)..........  2008      1.125          0.835              --
                                                       2007      1.023          1.125              --
                                                       2006      0.957          1.023              --
                                                       2005      0.925          0.957              --
                                                       2004      0.877          0.925              --
                                                       2003      0.686          0.877              --
                                                       2002      0.921          0.686              --
                                                       2001      1.100          0.921              --
                                                       2000      1.115          1.100              --
                                                       1999      1.000          1.115              --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.054          1.059              --
                                                       2006      1.020          1.054              --
                                                       2005      1.005          1.020              --
                                                       2004      1.001          1.005              --
                                                       2003      1.000          1.001              --

  LMPVIT High Income Subaccount (5/99)...............  2008      1.301          0.903              --
                                                       2007      1.307          1.301              --
                                                       2006      1.187          1.307              --
                                                       2005      1.166          1.187              --
                                                       2004      1.065          1.166              --
                                                       2003      0.842          1.065              --
                                                       2002      0.877          0.842              --
                                                       2001      0.918          0.877              --
                                                       2000      1.007          0.918              --
                                                       1999      1.000          1.007              --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.318          1.410              --
                                                       2006      1.176          1.318              --
                                                       2005      1.130          1.176              --
                                                       2004      0.986          1.130           2,000
                                                       2003      0.700          0.986           2,000
                                                       2002      0.949          0.700           2,000
                                                       2001      1.000          0.949           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/99).........  2007      1.931          2.031              --
                                                       2006      1.648          1.931              --
                                                       2005      1.596          1.648              --
                                                       2004      1.486          1.596              --
                                                       2003      1.077          1.486              --
                                                       2002      1.449          1.077              --
                                                       2001      1.433          1.449              --
                                                       2000      1.222          1.433              --
                                                       1999      1.000          1.222              --

  LMPVPI Total Return Subaccount (Class I) (3/99)....  2007      1.384          1.428              --
                                                       2006      1.239          1.384              --
                                                       2005      1.209          1.239              --
                                                       2004      1.121          1.209              --
                                                       2003      0.975          1.121              --
                                                       2002      1.055          0.975              --
                                                       2001      1.072          1.055              --
                                                       2000      1.002          1.072              --
                                                       1999      1.000          1.002              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379              --
                                                       2006      1.138          1.323              --
                                                       2005      1.111          1.138              --
                                                       2004      1.000          1.111           3,000

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539              --
                                                       2006      1.251          1.392              --
                                                       2005      1.165          1.251              --
                                                       2004      1.000          1.165           2,000

Managed Assets Trust
  Managed Assets Trust (3/99)........................  2006      1.243          1.286              --
                                                       2005      1.206          1.243              --
                                                       2004      1.111          1.206              --
                                                       2003      0.918          1.111              --
                                                       2002      1.013          0.918              --
                                                       2001      1.076          1.013              --
                                                       2000      1.102          1.076              --
                                                       1999      1.000          1.102              --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.899          1.999              --
                                                       2006      1.000          1.899              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2008      1.715          1.291              --
                                                       2007      1.752          1.715              --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.130          1.188              --
                                                       2006      1.000          1.130              --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.178          1.193              --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.037          0.601              --
                                                       2007      1.227          1.037              --
                                                       2006      1.000          1.227              --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.072          1.053              --
                                                       2006      1.000          1.072              --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.324          0.779              --
                                                       2007      1.346          1.324              --
                                                       2006      1.000          1.346              --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      0.926          0.534              --
                                                       2007      0.716          0.926              --
                                                       2006      1.000          0.716              --

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008      1.090          1.226              --
                                                       2007      1.224          1.090              --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2008      1.441          1.069              --
                                                       2007      1.366          1.441              --
                                                       2006      1.000          1.366              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2008      1.235          1.000              --
                                                       2007      1.166          1.235              --
                                                       2006      1.000          1.166              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.118          0.707              --
                                                       2007      1.083          1.118              --
                                                       2006      1.000          1.083              --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.523          1.390              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.126          0.641              --
                                                       2007      1.015          1.126              --
                                                       2006      1.000          1.015              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.138          0.693              --
                                                       2007      1.030          1.138              --
                                                       2006      1.000          1.030              --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.116          1.379              --
                                                       2007      2.460          3.116              --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.574          1.662              --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.105          1.024              --
                                                       2007      1.038          1.105              --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.066          0.710              --
                                                       2007      1.024          1.066              --
                                                       2006      1.000          1.024              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.118          1.238              --
                                                       2006      1.000          1.118              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.623          1.437              --
                                                       2007      1.534          1.623              --
                                                       2006      1.000          1.534              --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      1.292          0.900              --
                                                       2007      1.343          1.292              --
                                                       2006      1.000          1.343              --

MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08)

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99)...................................  2007      1.425          1.477              --
                                                       2006      1.377          1.425              --
                                                       2005      1.360          1.377              --
                                                       2004      1.310          1.360              --
                                                       2003      1.251          1.310              --
                                                       2002      1.157          1.251              --
                                                       2001      1.092          1.157              --
                                                       2000      0.979          1.092              --
                                                       1999      1.000          0.979              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (3/99)...................................  2007      1.462          1.576              --
                                                       2006      1.165          1.462              --
                                                       2005      1.024          1.165              --
                                                       2004      0.899          1.024              --
                                                       2003      0.697          0.899              --
                                                       2002      0.904          0.697              --
                                                       2001      1.160          0.904              --
                                                       2000      1.272          1.160              --
                                                       1999      1.000          1.272              --

  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99)...................................  2007      0.881          0.924              --
                                                       2006      0.789          0.881              --
                                                       2005      0.746          0.789              --
                                                       2004      0.683          0.746              --
                                                       2003      0.537          0.683              --
                                                       2002      0.702          0.537              --
                                                       2001      0.840          0.702              --
                                                       2000      0.995          0.840              --
                                                       1999      1.000          0.995              --

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99)...................................  2007      2.369          2.376              --
                                                       2006      2.101          2.369              --
                                                       2005      1.974          2.101              --
                                                       2004      1.732          1.974              --
                                                       2003      1.220          1.732              --
                                                       2002      1.612          1.220              --
                                                       2001      1.600          1.612              --
                                                       2000      1.465          1.600              --
                                                       1999      1.000          1.465              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.308          0.704              --
                                                       2007      1.095          1.308              --
                                                       2006      1.000          1.095              --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2008      1.423          1.363              --
                                                       2007      1.349          1.423              --
                                                       2006      1.000          1.349              --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2008      1.247          1.272              --
                                                       2007      1.196          1.247              --
                                                       2006      1.000          1.196              --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.154          1.098              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.205          0.748              --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      0.998          0.546              --
                                                       2007      0.968          0.998              --
                                                       2006      1.000          0.968              --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.442          0.872              --
                                                       2007      1.396          1.442              --
                                                       2006      1.000          1.396              --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.879          0.585           7,996

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.497          1.574              --
                                                       2007      1.476          1.497              --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.108          0.654              --
                                                       2007      1.081          1.108              --
                                                       2006      1.000          1.081              --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.047          1.097              --
                                                       2006      1.000          1.047              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.095          0.852              --
                                                       2007      1.053          1.095              --
                                                       2006      1.000          1.053              --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.095          0.776              --
                                                       2007      1.058          1.095              --
                                                       2006      1.000          1.058              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.145          0.737              --
                                                       2007      1.112          1.145              --
                                                       2006      1.000          1.112              --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      0.935          0.583              --
                                                       2007      0.942          0.935              --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.610          1.241              --
                                                       2007      1.558          1.610              --
                                                       2006      1.000          1.558              --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.529          1.024              --
                                                       2007      1.432          1.529              --
                                                       2006      1.000          1.432              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.554          0.893              --
                                                       2007      1.591          1.554              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.113          0.657              --
                                                       2007      1.056          1.113              --
                                                       2006      1.000          1.056              --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      2.360          1.557              --
                                                       2007      2.428          2.360              --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.359          0.898              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.684          1.752              --
                                                       2006      1.000          1.684              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2008      1.506          1.491              --
                                                       2007      1.453          1.506              --
                                                       2006      1.000          1.453              --

Money Market Portfolio
  Money Market Subaccount (4/99).....................  2006      1.151          1.164              --
                                                       2005      1.127          1.151              --
                                                       2004      1.125          1.127              --
                                                       2003      1.125          1.125              --
                                                       2002      1.119          1.125              --
                                                       2001      1.087          1.119              --
                                                       2000      1.032          1.087              --
                                                       1999      1.000          1.032              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198              --
                                                       2005      1.078          1.131              --
                                                       2004      1.000          1.078           2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)......................................  2007      1.011          1.034              --
                                                       2006      1.012          1.011              --
                                                       2005      1.000          1.012              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.401          1.456              --
                                                       2007      1.298          1.401              --
                                                       2006      1.260          1.298              --
                                                       2005      1.240          1.260              --
                                                       2004      1.192          1.240              --
                                                       2003      1.144          1.192              --
                                                       2002      1.057          1.144              --
                                                       2001      1.000          1.057           1,000

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.925          1.012              --
                                                       2006      0.839          0.925              --
                                                       2005      0.789          0.839              --
                                                       2004      0.739          0.789           1,000
                                                       2003      0.564          0.739           1,000
                                                       2002      0.808          0.564           1,000
                                                       2001      1.000          0.808           1,000

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582              --
                                                       2006      1.150          1.457              --
                                                       2005      1.033          1.150              --
                                                       2004      0.897          1.033              --
                                                       2003      0.703          0.897              --
                                                       2002      0.861          0.703           2,000
                                                       2001      1.000          0.861           2,000

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179              --
                                                       2006      1.749          2.035              --
                                                       2005      1.647          1.749              --
                                                       2004      1.315          1.647              --
                                                       2003      0.886          1.315              --
                                                       2002      1.093          0.886           2,000
                                                       2001      1.000          1.093           2,000

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.957          1.022              --
                                                       2005      0.887          0.957              --
                                                       2004      0.840          0.887           2,000
                                                       2003      0.654          0.840           2,000
                                                       2002      0.867          0.654           2,000
                                                       2001      1.000          0.867           2,000

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106              --
                                                       2005      1.040          1.035              --
                                                       2004      1.000          1.040           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99).............................................  2006      1.812          1.984              --
                                                       2005      1.625          1.812              --
                                                       2004      1.406          1.625              --
                                                       2003      1.060          1.406              --
                                                       2002      1.247          1.060              --
                                                       2001      1.310          1.247              --
                                                       2000      1.132          1.310              --
                                                       1999      1.000          1.132              --

  Travelers Equity Income Subaccount (3/99)..........  2006      1.285          1.354              --
                                                       2005      1.240          1.285              --
                                                       2004      1.137          1.240              --
                                                       2003      0.874          1.137              --
                                                       2002      1.024          0.874              --
                                                       2001      1.105          1.024              --
                                                       2000      1.021          1.105              --
                                                       1999      1.000          1.021              --

  Travelers Federated Stock Subaccount (4/99)........  2006      1.163          1.208              --
                                                       2005      1.113          1.163              --
                                                       2004      1.015          1.113              --
                                                       2003      0.802          1.015              --
                                                       2002      1.002          0.802              --
                                                       2001      0.993          1.002              --
                                                       2000      0.965          0.993              --
                                                       1999      1.000          0.965              --

  Travelers Large Cap Subaccount (3/99)..............  2006      0.919          0.949              --
                                                       2005      0.852          0.919              --
                                                       2004      0.807          0.852              --
                                                       2003      0.652          0.807              --
                                                       2002      0.851          0.652              --
                                                       2001      1.038          0.851              --
                                                       2000      1.224          1.038              --
                                                       1999      1.000          1.224              --

  Travelers Mercury Large Cap Core Subaccount
  (3/99).............................................  2006      0.997          1.061              --
                                                       2005      0.897          0.997              --
                                                       2004      0.780          0.897              --
                                                       2003      0.649          0.780              --
                                                       2002      0.874          0.649              --
                                                       2001      1.136          0.874              --
                                                       2000      1.213          1.136              --
                                                       1999      1.000          1.213              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/99)..  2006      1.052          1.116              --
                                                       2005      1.029          1.052              --
                                                       2004      0.909          1.029              --
                                                       2003      0.668          0.909              --
                                                       2002      1.317          0.668              --
                                                       2001      1.739          1.317              --
                                                       2000      1.603          1.739              --
                                                       1999      1.000          1.603              --

  Travelers MFS(R) Total Return Subaccount (4/99)....  2006      1.400          1.449              --
                                                       2005      1.371          1.400              --
                                                       2004      1.240          1.371              --
                                                       2003      1.073          1.240              --
                                                       2002      1.141          1.073              --
                                                       2001      1.150          1.141              --
                                                       2000      0.994          1.150              --
                                                       1999      1.000          0.994              --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289              --
                                                       2005      1.127          1.190              --
                                                       2004      1.000          1.127           2,000

  Travelers Mondrian International Stock Subaccount
  (4/99).............................................  2006      1.055          1.215              --
                                                       2005      0.971          1.055              --
                                                       2004      0.846          0.971              --
                                                       2003      0.663          0.846              --
                                                       2002      0.768          0.663              --
                                                       2001      1.049          0.768              --
                                                       2000      1.194          1.049              --
                                                       1999      1.000          1.194              --

  Travelers Pioneer Fund Subaccount (5/99)...........  2006      0.890          0.947              --
                                                       2005      0.847          0.890              --
                                                       2004      0.768          0.847              --
                                                       2003      0.625          0.768              --
                                                       2002      0.903          0.625              --
                                                       2001      1.183          0.903              --
                                                       2000      0.959          1.183              --
                                                       1999      1.000          0.959              --

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      1.001          1.057              --
                                                       2005      1.000          1.001              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/99).............................................  2006      1.455          1.473              --
                                                       2005      1.415          1.455              --
                                                       2004      1.285          1.415              --
                                                       2003      1.084          1.285              --
                                                       2002      1.032          1.084              --
                                                       2001      0.998          1.032              --
                                                       2000      1.010          0.998              --
                                                       1999      1.000          1.010              --

  Travelers Quality Bond Subaccount (3/99)...........  2006      1.300          1.292              --
                                                       2005      1.290          1.300              --
                                                       2004      1.259          1.290              --
                                                       2003      1.186          1.259              --
                                                       2002      1.130          1.186              --
                                                       2001      1.063          1.130              --
                                                       2000      1.002          1.063              --
                                                       1999      1.000          1.002              --

  Travelers Strategic Equity Subaccount (3/99).......  2006      0.871          0.911              --
                                                       2005      0.861          0.871              --
                                                       2004      0.787          0.861              --
                                                       2003      0.598          0.787              --
                                                       2002      0.908          0.598              --
                                                       2001      1.057          0.908              --
                                                       2000      1.303          1.057              --
                                                       1999      1.000          1.303              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032              --
                                                       2005      1.000          1.000              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000              --
                                                       2005      1.000          1.000              --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.445          1.396              --
                                                       2005      1.396          1.445              --
                                                       2004      1.326          1.396              --
                                                       2003      1.301          1.326              --
                                                       2002      1.154          1.301              --
                                                       2001      1.099          1.154              --
                                                       2000      0.968          1.099              --
                                                       1999      1.000          0.968              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2007      0.792          0.917              --
                                                       2006      0.778          0.792              --
                                                       2005      0.729          0.778              --
                                                       2004      0.688          0.729           4,000
                                                       2003      0.546          0.688           4,000
                                                       2002      0.817          0.546           4,000
                                                       2001      1.000          0.817           4,000

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.687          1.074              --
                                                       2007      1.741          1.687              --
                                                       2006      1.512          1.741              --
                                                       2005      1.464          1.512              --
                                                       2004      1.257          1.464           1,000
                                                       2003      1.000          1.257           1,000

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.926          1.034              --
                                                       2006      0.875          0.926              --
                                                       2005      0.817          0.875              --
                                                       2004      0.794          0.817           2,000
                                                       2003      0.637          0.794           2,000
                                                       2002      0.911          0.637           2,000
                                                       2001      1.000          0.911           2,000

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (7/99)..................................  2007      1.559          1.535              --
                                                       2006      1.358          1.559              --
                                                       2005      1.175          1.358              --
                                                       2004      1.014          1.175              --
                                                       2003      0.739          1.014              --
                                                       2002      0.969          0.739              --
                                                       2001      0.938          0.969              --
                                                       2000      0.877          0.938              --
                                                       1999      1.000          0.877              --





                   MRA -- SEPARATE ACCOUNT CHARGES 0.80% 25 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Met Investors Series Trust
  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.269          0.707             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2008      1.392          1.330             --
                                                       2007      1.323          1.392             --
                                                       2006      1.000          1.323             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      4.049          2.509             --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.255          0.834             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.578          1.041             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2008      1.474          1.455             --
                                                       2007      1.425          1.474             --
                                                       2006      1.000          1.425             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (3/99)...........  2006      1.279          1.269             --
                                                       2005      1.271          1.279             --
                                                       2004      1.244          1.271             --
                                                       2003      1.175          1.244             --
                                                       2002      1.122          1.175             --
                                                       2001      1.058          1.122             --
                                                       2000      1.000          1.058             --
                                                       1999      1.000          1.000             --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.421          1.372             --
                                                       2005      1.376          1.421             --
                                                       2004      1.310          1.376             --
                                                       2003      1.289          1.310             --
                                                       2002      1.146          1.289             --
                                                       2001      1.094          1.146             --
                                                       2000      0.966          1.094             --
                                                       1999      1.000          0.966             --





                   MRA -- SEPARATE ACCOUNT CHARGES 0.80% 43 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Met Investors Series Trust
  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.252          0.697             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2008      1.370          1.307             --
                                                       2007      1.305          1.370             --
                                                       2006      1.000          1.305             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      3.952          2.446             --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.242          0.825             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.547          1.019             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2008      1.450          1.430             --
                                                       2007      1.405          1.450             --
                                                       2006      1.000          1.405             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (3/99)...........  2006      1.263          1.253             --
                                                       2005      1.258          1.263             --
                                                       2004      1.233          1.258             --
                                                       2003      1.167          1.233             --
                                                       2002      1.117          1.167             --
                                                       2001      1.055          1.117             --
                                                       2000      0.999          1.055             --
                                                       1999      1.000          0.999             --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.403          1.354             --
                                                       2005      1.362          1.403             --
                                                       2004      1.299          1.362             --
                                                       2003      1.280          1.299             --
                                                       2002      1.140          1.280             --
                                                       2001      1.091          1.140             --
                                                       2000      0.965          1.091             --
                                                       1999      1.000          0.965             --

                   MRA -- SEPARATE ACCOUNT CHARGES 0.80% 62 FL




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (3/99)...  2008      1.101          0.678           13,571
                                                       2007      1.064          1.101           14,478
                                                       2006      0.937          1.064           15,404
                                                       2005      0.912          0.937           13,816
                                                       2004      0.839          0.912           14,761
                                                       2003      0.666          0.839           15,472
                                                       2002      0.871          0.666           16,623
                                                       2001      1.008          0.871           17,808
                                                       2000      1.127          1.008           22,462
                                                       1999      1.000          1.127               --

Met Investors Series Trust
  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.235          0.686               --

Metropolitan Series Fund, Inc.
  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      3.852          2.381               --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.228          0.814               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.514          0.997               --





                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 110 FL




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (3/99)...  2008      1.055          0.647             --
                                                       2007      1.025          1.055             --
                                                       2006      0.907          1.025             --
                                                       2005      0.887          0.907             --
                                                       2004      0.820          0.887             --
                                                       2003      0.654          0.820             --
                                                       2002      0.859          0.654             --
                                                       2001      0.999          0.859             --
                                                       2000      1.123          0.999             --
                                                       1999      1.000          1.123             --

Met Investors Series Trust
  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.193          0.661             --

Metropolitan Series Fund, Inc.
  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      3.610          2.224             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.193          0.788             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.435          0.941             --




                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.082          1.160                 --
                                                       2006      1.000          1.082            136,433

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.821          0.864                 --
                                                       2005      0.787          0.821            179,949
                                                       2004      0.754          0.787            186,960
                                                       2003      0.610          0.754            243,971
                                                       2002      0.886          0.610            245,105
                                                       2001      1.000          0.886            102,789

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.680          1.022          1,663,163
                                                       2007      1.481          1.680          1,801,059
                                                       2006      1.245          1.481          1,418,454
                                                       2005      1.105          1.245            752,356
                                                       2004      1.000          1.105            159,050

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.507          0.834          3,219,323
                                                       2007      1.359          1.507          3,650,379
                                                       2006      1.248          1.359          3,138,211
                                                       2005      1.088          1.248          2,264,511
                                                       2004      1.000          1.088            364,501

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.331          0.817          2,863,087
                                                       2007      1.283          1.331          3,447,937
                                                       2006      1.128          1.283          3,184,209
                                                       2005      1.079          1.128          2,276,114
                                                       2004      1.000          1.079            496,356

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.682          0.676                 --
                                                       2005      0.584          0.682         29,257,250
                                                       2004      0.495          0.584         28,105,620
                                                       2003      0.401          0.495         27,722,804
                                                       2002      0.542          0.401         27,455,412
                                                       2001      0.743          0.542         24,957,808
                                                       2000      1.000          0.743         19,607,481

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/99).............................................  2007      2.277          2.389                 --
                                                       2006      1.740          2.277            965,540
                                                       2005      1.377          1.740          1,306,393
                                                       2004      1.116          1.377          1,398,423
                                                       2003      0.791          1.116          1,430,024
                                                       2002      0.906          0.791          1,469,267
                                                       2001      1.015          0.906          1,381,373
                                                       2000      1.502          1.015          1,510,179
                                                       1999      1.000          1.502            605,786

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (7/99).............................................  2006      2.445          3.203                 --
                                                       2005      2.310          2.445          3,101,910
                                                       2004      1.780          2.310          2,971,314
                                                       2003      1.345          1.780          2,416,610
                                                       2002      1.303          1.345          1,981,026
                                                       2001      1.213          1.303            675,296
                                                       2000      0.935          1.213            335,351
                                                       1999      1.000          0.935             22,639

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)......................................  2008      2.284          1.582          1,794,266
                                                       2007      2.477          2.284          2,417,404
                                                       2006      2.159          2.477          3,063,292
                                                       2005      1.998          2.159          3,396,014
                                                       2004      1.665          1.998          3,244,658
                                                       2003      1.188          1.665          3,035,663
                                                       2002      1.274          1.188          2,569,016
                                                       2001      1.153          1.274          1,119,986
                                                       2000      0.988          1.153            359,395
                                                       1999      1.000          0.988            188,003

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99).....................................  2008      1.212          1.161                 --
                                                       2007      1.146          1.212          2,789,789
                                                       2006      0.996          1.146          3,553,843
                                                       2005      0.966          0.996          4,177,757
                                                       2004      0.931          0.966          4,978,668
                                                       2003      0.778          0.931          5,608,972
                                                       2002      0.946          0.778          5,763,869
                                                       2001      1.057          0.946          5,965,608
                                                       2000      1.077          1.057          5,506,152
                                                       1999      1.000          1.077          2,767,719

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/99).....................................  2008      1.377          1.302                 --
                                                       2007      1.568          1.377          4,680,701
                                                       2006      1.530          1.568          6,336,921
                                                       2005      1.464          1.530          8,090,214
                                                       2004      1.332          1.464          9,100,813
                                                       2003      1.024          1.332          9,045,652
                                                       2002      1.282          1.024          8,488,033
                                                       2001      1.383          1.282          7,709,581
                                                       2000      1.236          1.383          5,839,251
                                                       1999      1.000          1.236          1,097,931

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2008      1.788          1.012          5,051,220
                                                       2007      1.543          1.788          6,338,884
                                                       2006      1.402          1.543          6,812,946
                                                       2005      1.217          1.402          6,938,988
                                                       2004      1.070          1.217          5,217,986
                                                       2003      0.845          1.070          3,171,191
                                                       2002      0.947          0.845          1,864,878
                                                       2001      1.000          0.947             95,564

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2008      1.342          0.777            289,618
                                                       2007      1.273          1.342            330,394
                                                       2006      1.133          1.273            449,584
                                                       2005      0.950          1.133            481,841
                                                       2004      0.950          0.950            371,259
                                                       2003      0.770          0.950            409,700
                                                       2002      0.844          0.770            190,035
                                                       2001      1.000          0.844                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.265          1.351          3,925,451
                                                       2007      1.989          2.265          5,153,637
                                                       2006      1.792          1.989          5,750,921
                                                       2005      1.537          1.792          5,802,676
                                                       2004      1.249          1.537          3,924,478
                                                       2003      0.914          1.249          2,419,025
                                                       2002      1.029          0.914          1,501,768
                                                       2001      1.000          1.029            147,369

  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      0.993          1.029                 --
                                                       2005      0.969          0.993          7,687,069
                                                       2004      0.933          0.969          8,030,402
                                                       2003      0.803          0.933          6,670,545
                                                       2002      0.894          0.803          5,291,447
                                                       2001      0.947          0.894          2,207,940
                                                       2000      1.000          0.947          1,482,536

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.458          1.704                 --
                                                       2005      1.335          1.458            374,835
                                                       2004      1.200          1.335            159,191
                                                       2003      1.000          1.200             41,132

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008      2.490          1.163            904,184
                                                       2007      1.958          2.490          1,341,524
                                                       2006      1.548          1.958          1,021,304
                                                       2005      1.230          1.548            866,355
                                                       2004      1.000          1.230             96,287

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.716          1.010          1,550,064
                                                       2007      1.505          1.716          1,671,855
                                                       2006      1.254          1.505          1,479,579
                                                       2005      1.153          1.254          1,163,433
                                                       2004      1.000          1.153            239,238

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.207          1.452                 --
                                                       2005      1.123          1.207          3,593,042
                                                       2004      1.000          1.123            809,716

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/99).......................  2006      1.492          1.528                 --
                                                       2005      1.491          1.492          6,247,445
                                                       2004      1.389          1.491          6,453,118
                                                       2003      1.089          1.389          5,928,314
                                                       2002      1.054          1.089          4,743,829
                                                       2001      0.974          1.054          3,517,679
                                                       2000      0.977          0.974          2,815,888
                                                       1999      1.000          0.977            972,914

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.130          1.168                 --
                                                       2005      1.062          1.130          1,657,476
                                                       2004      0.993          1.062          1,796,004
                                                       2003      0.884          0.993          1,874,671
                                                       2002      0.960          0.884          1,502,840
                                                       2001      1.000          0.960            298,094

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2008      1.288          0.714            567,113
                                                       2007      1.071          1.288            651,651
                                                       2006      0.957          1.071            696,523
                                                       2005      0.865          0.957            543,462
                                                       2004      0.727          0.865            333,386
                                                       2003      0.546          0.727            256,537
                                                       2002      0.770          0.546             85,735
                                                       2001      1.000          0.770             76,227

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.741          0.699                 --
                                                       2007      0.686          0.741          6,135,331
                                                       2006      0.589          0.686          6,985,428
                                                       2005      0.565          0.589          8,456,563
                                                       2004      0.547          0.565          9,968,361
                                                       2003      0.448          0.547         10,752,469
                                                       2002      0.610          0.448         11,386,974
                                                       2001      0.799          0.610         11,097,175
                                                       2000      1.000          0.799          9,091,393

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.154          1.299                 --
                                                       2005      1.123          1.154            391,524
                                                       2004      1.000          1.123            233,759

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.034          1.034                 --
                                                       2007      0.971          1.034                 --
                                                       2006      0.916          0.971            109,466
                                                       2005      0.872          0.916             70,714
                                                       2004      0.858          0.872            102,739
                                                       2003      0.647          0.858             79,674
                                                       2002      0.895          0.647             14,025
                                                       2001      1.000          0.895              5,930

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008      1.078          0.634          7,579,240
                                                       2007      1.075          1.078          9,858,661
                                                       2006      1.001          1.075         12,790,091
                                                       2005      0.908          1.001         15,009,265
                                                       2004      0.836          0.908         15,654,746
                                                       2003      0.629          0.836         12,279,958
                                                       2002      0.946          0.629          7,749,118
                                                       2001      1.000          0.946          3,592,043

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2008      1.266          0.884          2,573,343
                                                       2007      1.182          1.266          3,121,003
                                                       2006      1.043          1.182          3,958,752
                                                       2005      1.013          1.043          4,546,635
                                                       2004      0.942          1.013          4,832,242
                                                       2003      0.766          0.942          4,339,125
                                                       2002      0.941          0.766          2,634,422
                                                       2001      1.000          0.941            160,284

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.381          0.886            244,218
                                                       2007      1.371          1.381            350,744

  LMPVET Dividend Strategy Subaccount (5/01).........  2008      0.982          0.693            119,722
                                                       2007      0.934          0.982            150,448
                                                       2006      0.802          0.934            388,332
                                                       2005      0.814          0.802            370,128
                                                       2004      0.797          0.814            447,127
                                                       2003      0.654          0.797            350,977
                                                       2002      0.895          0.654            180,270
                                                       2001      1.000          0.895             66,387

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (3/99)...  2008      1.117          0.690         11,893,243
                                                       2007      1.078          1.117         16,041,344
                                                       2006      0.948          1.078         20,885,611
                                                       2005      0.921          0.948         26,226,706
                                                       2004      0.846          0.921         27,006,022
                                                       2003      0.671          0.846         26,009,371
                                                       2002      0.875          0.671         22,851,601
                                                       2001      1.011          0.875         19,863,361
                                                       2000      1.129          1.011         16,585,383
                                                       1999      1.000          1.129          6,270,328

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      1.251          0.784         10,808,266
                                                       2007      1.251          1.251         13,584,703
                                                       2006      1.084          1.251          8,331,217
                                                       2005      1.048          1.084          9,848,269
                                                       2004      0.981          1.048         11,319,790
                                                       2003      0.716          0.981         10,096,462
                                                       2002      0.921          0.716          7,946,900
                                                       2001      1.000          0.921          2,804,009

  LMPVET International All Cap Opportunity Subaccount
  (3/99).............................................  2008      1.239          0.692          1,317,304
                                                       2007      1.179          1.239          1,643,389
                                                       2006      0.949          1.179          1,946,988
                                                       2005      0.860          0.949          2,394,367
                                                       2004      0.739          0.860          3,021,907
                                                       2003      0.587          0.739          3,169,179
                                                       2002      0.800          0.587          3,177,334
                                                       2001      1.177          0.800          3,410,722
                                                       2000      1.563          1.177          3,466,313
                                                       1999      1.000          1.563            996,106

  LMPVET Investors Subaccount (Class I) (3/99).......  2008      1.595          1.014          1,505,427
                                                       2007      1.554          1.595          2,028,825
                                                       2006      1.331          1.554          2,646,543
                                                       2005      1.265          1.331          3,171,484
                                                       2004      1.160          1.265          3,515,015
                                                       2003      0.888          1.160          3,430,218
                                                       2002      1.168          0.888          3,420,930
                                                       2001      1.234          1.168          3,282,519
                                                       2000      1.084          1.234          1,682,105
                                                       1999      1.000          1.084            671,655

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/99).............................................  2008      1.073          0.665          3,061,909
                                                       2007      1.032          1.073          4,081,365
                                                       2006      0.999          1.032          5,658,946
                                                       2005      0.961          0.999          7,606,208
                                                       2004      0.970          0.961          9,621,285
                                                       2003      0.666          0.970          8,578,688
                                                       2002      0.896          0.666          6,562,558
                                                       2001      1.037          0.896          7,029,387
                                                       2000      1.128          1.037          6,687,253
                                                       1999      1.000          1.128          2,886,367

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.312          0.768            720,427
                                                       2007      1.207          1.312            846,371
                                                       2006      1.084          1.207            685,756
                                                       2005      1.046          1.084            991,454
                                                       2004      0.920          1.046          1,004,122
                                                       2003      0.626          0.920            774,366
                                                       2002      0.971          0.626            457,654
                                                       2001      1.000          0.971            205,383

  LMPVET Social Awareness Subaccount (3/99)..........  2008      1.082          0.799          1,932,310
                                                       2007      0.988          1.082          2,143,020
                                                       2006      0.929          0.988          2,926,299
                                                       2005      0.901          0.929          3,692,236
                                                       2004      0.859          0.901          4,412,699
                                                       2003      0.675          0.859          4,599,965
                                                       2002      0.909          0.675          4,652,669
                                                       2001      1.092          0.909          4,822,351
                                                       2000      1.111          1.092          3,882,076
                                                       1999      1.000          1.111          1,749,063

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.039          0.809            192,526
                                                       2007      1.038          1.039            199,030
                                                       2006      1.010          1.038            262,768
                                                       2005      0.999          1.010            382,008
                                                       2004      1.000          0.999            363,329
                                                       2003      1.000          1.000             12,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (5/99)...............  2008      1.251          0.865            415,091
                                                       2007      1.263          1.251            737,802
                                                       2006      1.153          1.263            880,148
                                                       2005      1.137          1.153            968,363
                                                       2004      1.043          1.137          1,145,419
                                                       2003      0.828          1.043          1,052,859
                                                       2002      0.866          0.828            509,506
                                                       2001      0.912          0.866            375,774
                                                       2000      1.004          0.912            336,159
                                                       1999      1.000          1.004            174,517

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.284          1.372                 --
                                                       2006      1.152          1.284            295,921
                                                       2005      1.112          1.152            309,095
                                                       2004      0.974          1.112            306,643
                                                       2003      0.695          0.974            215,492
                                                       2002      0.946          0.695            129,758
                                                       2001      1.000          0.946             40,715

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/99).........  2007      1.864          1.958                 --
                                                       2006      1.598          1.864          6,568,748
                                                       2005      1.555          1.598          8,377,248
                                                       2004      1.454          1.555          9,294,277
                                                       2003      1.059          1.454          8,649,716
                                                       2002      1.431          1.059          8,098,140
                                                       2001      1.422          1.431          6,784,319
                                                       2000      1.218          1.422          4,006,817
                                                       1999      1.000          1.218          1,398,956

  LMPVPI Total Return Subaccount (Class I) (3/99)....  2007      1.337          1.377                 --
                                                       2006      1.202          1.337            544,851
                                                       2005      1.178          1.202            588,991
                                                       2004      1.097          1.178            622,010
                                                       2003      0.958          1.097            588,101
                                                       2002      1.042          0.958            535,320
                                                       2001      1.064          1.042            387,993
                                                       2000      0.998          1.064            226,621
                                                       1999      1.000          0.998            163,763

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.308          1.361                 --
                                                       2006      1.129          1.308          1,174,034
                                                       2005      1.107          1.129          1,034,146
                                                       2004      1.000          1.107            348,039

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.376          1.518                 --
                                                       2006      1.241          1.376            907,798
                                                       2005      1.161          1.241          1,019,237
                                                       2004      1.000          1.161            221,475

Managed Assets Trust
  Managed Assets Trust (3/99)........................  2006      1.206          1.245                 --
                                                       2005      1.176          1.206         21,343,978
                                                       2004      1.088          1.176         22,917,392
                                                       2003      0.903          1.088         21,700,393
                                                       2002      1.000          0.903         20,117,345
                                                       2001      1.000          1.000         21,002,090
                                                       2001      1.067          1.000                 --
                                                       2000      1.098          1.067         18,898,506
                                                       1999      1.000          1.098                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2008      1.923          1.856                 --
                                                       2007      1.836          1.923          3,045,818
                                                       2006      1.000          1.836          3,830,521

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2008      1.650          1.236          3,159,981
                                                       2007      1.691          1.650          4,513,000

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.091          1.146                 --
                                                       2006      1.000          1.091          1,060,438

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.147          0.710            643,539
                                                       2007      1.136          1.147            922,679

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.029          0.594          3,482,259
                                                       2007      1.223          1.029          4,999,183
                                                       2006      1.000          1.223          7,464,480

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.045          0.772            300,079
                                                       2007      1.068          1.045            272,918
                                                       2006      1.000          1.068            104,614

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.274          0.746          1,572,117
                                                       2007      1.301          1.274          2,391,064
                                                       2006      1.000          1.301          2,298,970

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      0.895          0.514         17,216,603
                                                       2007      0.694          0.895         18,499,104
                                                       2006      1.000          0.694         22,259,293

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008      1.078          1.174          2,498,173
                                                       2007      1.214          1.078            103,827

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2008      1.385          1.023          9,332,678
                                                       2007      1.319          1.385         12,530,357
                                                       2006      1.000          1.319         16,385,458

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2008      1.215          0.979            819,600
                                                       2007      1.152          1.215          1,056,092
                                                       2006      1.000          1.152            655,604

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.109          0.698          2,362,182
                                                       2007      1.080          1.109          2,717,902
                                                       2006      1.000          1.080          2,325,762

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.368          0.827            520,182
                                                       2007      1.502          1.368            827,489

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.093          0.619            210,657
                                                       2007      0.989          1.093            279,473
                                                       2006      1.000          0.989            432,222

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.129          0.685            302,496
                                                       2007      1.026          1.129            289,371
                                                       2006      1.000          1.026             95,333

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.998          1.321            645,033
                                                       2007      2.374          2.998            953,633

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.612          0.918          1,177,173
                                                       2007      1.532          1.612          1,381,190

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.093          1.008          1,705,527
                                                       2007      1.030          1.093            720,899

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.026          0.680          1,276,893
                                                       2007      0.989          1.026          1,463,764
                                                       2006      1.000          0.989          1,827,555

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.111          1.228                 --
                                                       2006      1.000          1.111             54,453

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.562          1.377          1,713,869
                                                       2007      1.483          1.562          2,274,598
                                                       2006      1.000          1.483          2,325,553

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      1.271          0.881          3,701,063
                                                       2007      1.327          1.271          4,663,822
                                                       2006      1.000          1.327            352,851

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      0.909          0.506             27,403

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99)...................................  2007      1.376          1.421                 --
                                                       2006      1.336          1.376         73,481,661
                                                       2005      1.325          1.336         87,469,788
                                                       2004      1.282          1.325         81,789,358
                                                       2003      1.230          1.282         65,877,285
                                                       2002      1.143          1.230         62,960,652
                                                       2001      1.083          1.143         44,999,486
                                                       2000      0.976          1.083         13,709,962
                                                       1999      1.000          0.976          3,679,164

  MetLife Investment International Stock Subaccount
  (Class I) (3/99)...................................  2007      1.412          1.516                 --
                                                       2006      1.130          1.412         36,029,533
                                                       2005      0.998          1.130         47,983,456
                                                       2004      0.880          0.998         47,847,604
                                                       2003      0.685          0.880         42,920,951
                                                       2002      0.893          0.685         39,156,229
                                                       2001      1.151          0.893         25,914,191
                                                       2000      1.267          1.151         12,592,304
                                                       1999      1.000          1.267          3,505,483

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99)...................................  2007      0.851          0.889                 --
                                                       2006      0.765          0.851         85,921,545
                                                       2005      0.726          0.765        105,374,645
                                                       2004      0.668          0.726        102,254,637
                                                       2003      0.528          0.668         85,079,644
                                                       2002      0.693          0.528         70,181,871
                                                       2001      0.833          0.693         45,249,225
                                                       2000      0.992          0.833         23,431,583
                                                       1999      1.000          0.992          5,765,992

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99)...................................  2007      2.288          2.286                 --
                                                       2006      2.038          2.288         16,292,377
                                                       2005      1.924          2.038         20,712,389
                                                       2004      1.695          1.924         20,666,314
                                                       2003      1.199          1.695         18,705,577
                                                       2002      1.592          1.199         14,935,577
                                                       2001      1.587          1.592         11,091,162
                                                       2000      1.460          1.587          9,471,565
                                                       1999      1.000          1.460          2,572,617

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.258          0.674          2,208,242
                                                       2007      1.058          1.258          2,606,596
                                                       2006      1.000          1.058          3,141,016

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2008      1.368          1.304          4,141,032
                                                       2007      1.303          1.368          5,421,352
                                                       2006      1.000          1.303          6,460,243

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2008      1.199          1.218         13,288,093
                                                       2007      1.156          1.199         12,419,214
                                                       2006      1.000          1.156         12,766,612

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.090          0.643            130,689
                                                       2007      1.149          1.090            131,915

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.157          0.716          2,347,210

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      0.959          0.523          9,526,482
                                                       2007      0.934          0.959         11,665,460
                                                       2006      1.000          0.934         15,450,707

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.386          0.835          9,288,672
                                                       2007      1.348          1.386         11,429,888
                                                       2006      1.000          1.348         14,007,604

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.851          0.565            109,551

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.439          1.506         15,668,064
                                                       2007      1.419          1.439         20,353,856

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.099          0.646          2,683,403
                                                       2007      1.078          1.099          3,702,819
                                                       2006      1.000          1.078             69,309

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.089          0.920          2,079,844
                                                       2007      1.044          1.089          1,248,748
                                                       2006      1.000          1.044             29,074

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.087          0.841         19,187,119
                                                       2007      1.050          1.087         23,697,983
                                                       2006      1.000          1.050            532,494

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.087          0.766         51,193,731
                                                       2007      1.055          1.087         63,782,305
                                                       2006      1.000          1.055          1,148,598

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.135          0.727         23,467,732
                                                       2007      1.107          1.135         29,180,137
                                                       2006      1.000          1.107            694,762

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      0.899          0.558         18,787,867
                                                       2007      0.906          0.899         23,321,750

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.548          1.188         13,364,125
                                                       2007      1.505          1.548         17,622,166
                                                       2006      1.000          1.505         21,692,508

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.504          1.002          1,678,693
                                                       2007      1.415          1.504          2,120,150
                                                       2006      1.000          1.415          1,639,547

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.494          0.855          9,093,765
                                                       2007      1.530          1.494         11,639,832

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.105          0.649          6,632,113
                                                       2007      1.053          1.105          4,207,475
                                                       2006      1.000          1.053          4,820,816

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      2.269          1.490          5,350,234
                                                       2007      2.335          2.269          6,495,309

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.304          0.859          3,648,323

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.627          1.691                 --
                                                       2006      1.000          1.627          5,072,016

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2008      1.448          1.427          6,604,927
                                                       2007      1.403          1.448          8,065,445
                                                       2006      1.000          1.403         10,082,551

Money Market Portfolio
  Money Market Subaccount (4/99).....................  2006      1.116          1.128                 --
                                                       2005      1.099          1.116         13,657,164
                                                       2004      1.101          1.099         14,793,294
                                                       2003      1.107          1.101         17,894,925
                                                       2002      1.105          1.107         22,361,952
                                                       2001      1.078          1.105         19,145,521
                                                       2000      1.028          1.078         13,354,692
                                                       1999      1.000          1.028          5,494,064

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.187                 --
                                                       2005      1.075          1.122            260,217
                                                       2004      1.000          1.075            104,519

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)......................................  2007      1.004          1.025                 --
                                                       2006      1.010          1.004            345,012
                                                       2005      1.000          1.010            291,451

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.359          1.407          6,661,112
                                                       2007      1.266          1.359          6,768,695
                                                       2006      1.234          1.266          7,520,176
                                                       2005      1.220          1.234          8,015,719
                                                       2004      1.178          1.220          7,602,740
                                                       2003      1.135          1.178          8,258,558
                                                       2002      1.054          1.135          5,947,222
                                                       2001      1.000          1.054            244,527

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.982          0.912                 --
                                                       2007      0.901          0.982             27,097
                                                       2006      0.822          0.901            102,464
                                                       2005      0.776          0.822             82,604
                                                       2004      0.730          0.776             83,075
                                                       2003      0.560          0.730             89,614
                                                       2002      0.806          0.560            100,451
                                                       2001      1.000          0.806                417

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.421          1.540                 --
                                                       2006      1.126          1.421          1,216,966
                                                       2005      1.016          1.126          1,055,320
                                                       2004      0.886          1.016          1,052,030
                                                       2003      0.698          0.886          1,017,755
                                                       2002      0.858          0.698            800,827
                                                       2001      1.000          0.858            106,424

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.984          2.121                 --
                                                       2006      1.713          1.984          3,738,336
                                                       2005      1.620          1.713          4,154,207
                                                       2004      1.300          1.620          3,596,877
                                                       2003      0.879          1.300          2,435,174
                                                       2002      1.090          0.879          2,197,533
                                                       2001      1.000          1.090            391,578

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.937          0.999                 --
                                                       2005      0.872          0.937            631,068
                                                       2004      0.830          0.872            812,102
                                                       2003      0.650          0.830            824,824
                                                       2002      0.864          0.650            862,302
                                                       2001      1.000          0.864                 --

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.096                 --
                                                       2005      1.037          1.028            126,558
                                                       2004      1.000          1.037            106,498

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99).............................................  2006      1.759          1.924                 --
                                                       2005      1.585          1.759          4,890,300
                                                       2004      1.378          1.585          5,085,201
                                                       2003      1.043          1.378          4,964,888
                                                       2002      1.233          1.043          4,612,518
                                                       2001      1.301          1.233          3,301,813
                                                       2000      1.129          1.301          1,890,424
                                                       1999      1.000          1.129            144,738

  Travelers Equity Income Subaccount (3/99)..........  2006      1.246          1.311                 --
                                                       2005      1.208          1.246         17,414,247
                                                       2004      1.113          1.208         17,507,298
                                                       2003      0.859          1.113         14,999,001
                                                       2002      1.011          0.859         11,864,571
                                                       2001      1.096          1.011          7,716,219
                                                       2000      1.017          1.096          5,197,981
                                                       1999      1.000          1.017          2,718,077

  Travelers Federated Stock Subaccount (4/99)........  2006      1.129          1.170                 --
                                                       2005      1.085          1.129            998,491
                                                       2004      0.994          1.085          1,340,925
                                                       2003      0.789          0.994          1,452,304
                                                       2002      0.990          0.789          1,400,030
                                                       2001      0.986          0.990            770,578
                                                       2000      0.962          0.986            500,956
                                                       1999      1.000          0.962            342,000

  Travelers Large Cap Subaccount (3/99)..............  2006      0.891          0.920                 --
                                                       2005      0.830          0.891          9,601,410
                                                       2004      0.789          0.830         10,999,159
                                                       2003      0.641          0.789         11,262,692
                                                       2002      0.841          0.641         11,103,213
                                                       2001      1.030          0.841         10,711,828
                                                       2000      1.219          1.030          9,541,904
                                                       1999      1.000          1.219          2,916,765

  Travelers Mercury Large Cap Core Subaccount
  (3/99).............................................  2006      0.967          1.028                 --
                                                       2005      0.874          0.967          1,109,838
                                                       2004      0.764          0.874            988,946
                                                       2003      0.638          0.764            993,327
                                                       2002      0.863          0.638            947,732
                                                       2001      1.127          0.863          1,252,392
                                                       2000      1.209          1.127          1,192,287
                                                       1999      1.000          1.209            169,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/99)..  2006      1.021          1.081                 --
                                                       2005      1.003          1.021          4,286,139
                                                       2004      0.890          1.003          4,968,354
                                                       2003      0.658          0.890          5,420,360
                                                       2002      1.301          0.658          5,308,350
                                                       2001      1.726          1.301          6,114,462
                                                       2000      1.598          1.726          5,381,884
                                                       1999      1.000          1.598            611,595

  Travelers MFS(R) Total Return Subaccount (4/99)....  2006      1.359          1.404                 --
                                                       2005      1.336          1.359         17,889,028
                                                       2004      1.214          1.336         16,792,059
                                                       2003      1.055          1.214         15,159,363
                                                       2002      1.127          1.055         13,367,520
                                                       2001      1.142          1.127          7,640,442
                                                       2000      0.991          1.142          3,548,420
                                                       1999      1.000          0.991            936,707

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.181          1.278                 --
                                                       2005      1.123          1.181            960,885
                                                       2004      1.000          1.123            307,047

  Travelers Mondrian International Stock Subaccount
  (4/99).............................................  2006      1.024          1.178                 --
                                                       2005      0.947          1.024          2,017,888
                                                       2004      0.828          0.947          2,194,126
                                                       2003      0.652          0.828          1,266,303
                                                       2002      0.759          0.652          1,054,264
                                                       2001      1.041          0.759            383,394
                                                       2000      1.190          1.041            343,265
                                                       1999      1.000          1.190            118,109

  Travelers Pioneer Fund Subaccount (5/99)...........  2006      0.864          0.918                 --
                                                       2005      0.825          0.864          2,258,115
                                                       2004      0.752          0.825          2,424,216
                                                       2003      0.615          0.752          2,748,363
                                                       2002      0.893          0.615          3,053,057
                                                       2001      1.174          0.893          3,723,412
                                                       2000      0.956          1.174          2,631,480
                                                       1999      1.000          0.956            428,605

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      0.999          1.053                 --
                                                       2005      1.000          0.999             35,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/99).............................................  2006      1.413          1.428                 --
                                                       2005      1.380          1.413          2,118,817
                                                       2004      1.259          1.380          1,116,832
                                                       2003      1.067          1.259          1,076,961
                                                       2002      1.020          1.067            843,213
                                                       2001      0.991          1.020            501,937
                                                       2000      1.007          0.991            316,519
                                                       1999      1.000          1.007            188,752

  Travelers Quality Bond Subaccount (3/99)...........  2006      1.261          1.251                 --
                                                       2005      1.257          1.261          7,795,134
                                                       2004      1.232          1.257          8,006,054
                                                       2003      1.166          1.232          8,684,916
                                                       2002      1.116          1.166          7,591,681
                                                       2001      1.055          1.116          5,270,015
                                                       2000      0.998          1.055          2,831,021
                                                       1999      1.000          0.998          1,498,431

  Travelers Strategic Equity Subaccount (3/99).......  2006      0.845          0.883                 --
                                                       2005      0.838          0.845         11,155,632
                                                       2004      0.770          0.838         13,535,150
                                                       2003      0.588          0.770         14,935,952
                                                       2002      0.897          0.588         15,822,742
                                                       2001      1.048          0.897         16,801,761
                                                       2000      1.298          1.048         15,283,108
                                                       1999      1.000          1.298          5,094,000

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032                 --
                                                       2005      1.000          1.000                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000                 --
                                                       2005      1.000          1.000                 --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.401          1.352                 --
                                                       2005      1.360          1.401         12,697,843
                                                       2004      1.298          1.360         13,604,197
                                                       2003      1.279          1.298         16,760,454
                                                       2002      1.140          1.279         16,444,263
                                                       2001      1.091          1.140          6,293,506
                                                       2000      0.965          1.091          3,133,687
                                                       1999      1.000          0.965          1,210,247

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.890          0.849                 --
                                                       2007      0.772          0.890            217,744
                                                       2006      0.762          0.772            286,431
                                                       2005      0.717          0.762            335,151
                                                       2004      0.680          0.717            274,913
                                                       2003      0.542          0.680            212,471
                                                       2002      0.815          0.542            187,292
                                                       2001      1.000          0.815                 --

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.651          1.047            653,726
                                                       2007      1.712          1.651            899,378
                                                       2006      1.494          1.712          1,075,563
                                                       2005      1.453          1.494          1,261,068
                                                       2004      1.253          1.453            363,589
                                                       2003      1.000          1.253             43,676

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2008      1.003          0.564             68,392
                                                       2007      0.903          1.003             68,392
                                                       2006      0.857          0.903             68,392
                                                       2005      0.804          0.857             57,135
                                                       2004      0.784          0.804             57,135
                                                       2003      0.632          0.784             57,287
                                                       2002      0.909          0.632             13,084
                                                       2001      1.000          0.909              4,883

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (7/99)..................................  2008      1.478          0.809            453,896
                                                       2007      1.507          1.478            422,180
                                                       2006      1.319          1.507            700,072
                                                       2005      1.146          1.319            729,132
                                                       2004      0.994          1.146            741,899
                                                       2003      0.727          0.994            828,590
                                                       2002      0.958          0.727            927,903
                                                       2001      0.932          0.958            602,512
                                                       2000      0.875          0.932            280,420
                                                       1999      1.000          0.875            114,839

                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.082          1.160               --
                                                       2006      1.000          1.082               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.821          0.864               --
                                                       2005      0.787          0.821               --
                                                       2004      0.754          0.787               --
                                                       2003      0.610          0.754               --
                                                       2002      0.886          0.610               --
                                                       2001      1.000          0.886               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.680          1.022               --
                                                       2007      1.481          1.680               --
                                                       2006      1.245          1.481               --
                                                       2005      1.105          1.245               --
                                                       2004      1.000          1.105               --

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.507          0.834               --
                                                       2007      1.359          1.507               --
                                                       2006      1.248          1.359               --
                                                       2005      1.088          1.248               --
                                                       2004      1.000          1.088               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.331          0.817               --
                                                       2007      1.283          1.331               --
                                                       2006      1.128          1.283               --
                                                       2005      1.079          1.128               --
                                                       2004      1.000          1.079               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.682          0.676               --
                                                       2005      0.584          0.682               --
                                                       2004      0.495          0.584               --
                                                       2003      0.401          0.495               --
                                                       2002      0.542          0.401               --
                                                       2001      0.743          0.542               --
                                                       2000      1.000          0.743               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/99).............................................  2007      2.277          2.389               --
                                                       2006      1.740          2.277               --
                                                       2005      1.377          1.740               --
                                                       2004      1.116          1.377               --
                                                       2003      0.791          1.116               --
                                                       2002      0.906          0.791               --
                                                       2001      1.015          0.906               --
                                                       2000      1.502          1.015               --
                                                       1999      1.000          1.502               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (7/99).............................................  2006      2.445          3.203               --
                                                       2005      2.310          2.445               --
                                                       2004      1.780          2.310               --
                                                       2003      1.345          1.780               --
                                                       2002      1.303          1.345               --
                                                       2001      1.213          1.303               --
                                                       2000      0.935          1.213               --
                                                       1999      1.000          0.935               --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)......................................  2008      2.284          1.582               --
                                                       2007      2.477          2.284               --
                                                       2006      2.159          2.477               --
                                                       2005      1.998          2.159               --
                                                       2004      1.665          1.998               --
                                                       2003      1.188          1.665               --
                                                       2002      1.274          1.188               --
                                                       2001      1.153          1.274               --
                                                       2000      0.988          1.153               --
                                                       1999      1.000          0.988               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99).....................................  2007      1.146          1.212               --
                                                       2006      0.996          1.146               --
                                                       2005      0.966          0.996               --
                                                       2004      0.931          0.966               --
                                                       2003      0.778          0.931               --
                                                       2002      0.946          0.778               --
                                                       2001      1.057          0.946               --
                                                       2000      1.077          1.057               --
                                                       1999      1.000          1.077               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/99).....................................  2007      1.568          1.377               --
                                                       2006      1.530          1.568               --
                                                       2005      1.464          1.530               --
                                                       2004      1.332          1.464               --
                                                       2003      1.024          1.332               --
                                                       2002      1.282          1.024               --
                                                       2001      1.383          1.282               --
                                                       2000      1.236          1.383               --
                                                       1999      1.000          1.236               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2008      1.788          1.012               --
                                                       2007      1.543          1.788               --
                                                       2006      1.402          1.543               --
                                                       2005      1.217          1.402               --
                                                       2004      1.070          1.217               --
                                                       2003      0.845          1.070               --
                                                       2002      0.947          0.845               --
                                                       2001      1.000          0.947               --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2008      1.342          0.777               --
                                                       2007      1.273          1.342               --
                                                       2006      1.133          1.273               --
                                                       2005      0.950          1.133               --
                                                       2004      0.950          0.950               --
                                                       2003      0.770          0.950               --
                                                       2002      0.844          0.770               --
                                                       2001      1.000          0.844               --

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.265          1.351               --
                                                       2007      1.989          2.265               --
                                                       2006      1.792          1.989               --
                                                       2005      1.537          1.792               --
                                                       2004      1.249          1.537               --
                                                       2003      0.914          1.249               --
                                                       2002      1.029          0.914               --
                                                       2001      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      0.993          1.029               --
                                                       2005      0.969          0.993               --
                                                       2004      0.933          0.969               --
                                                       2003      0.803          0.933               --
                                                       2002      0.894          0.803               --
                                                       2001      0.947          0.894               --
                                                       2000      1.000          0.947               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.458          1.704               --
                                                       2005      1.335          1.458               --
                                                       2004      1.200          1.335               --
                                                       2003      1.000          1.200               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008      2.490          1.163               --
                                                       2007      1.958          2.490               --
                                                       2006      1.548          1.958               --
                                                       2005      1.230          1.548               --
                                                       2004      1.000          1.230               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.716          1.010               --
                                                       2007      1.505          1.716               --
                                                       2006      1.254          1.505               --
                                                       2005      1.153          1.254               --
                                                       2004      1.000          1.153               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.207          1.452               --
                                                       2005      1.123          1.207               --
                                                       2004      1.000          1.123               --

High Yield Bond Trust
  High Yield Bond Trust (5/99).......................  2006      1.492          1.528               --
                                                       2005      1.491          1.492           15,591
                                                       2004      1.389          1.491           16,956
                                                       2003      1.089          1.389           18,359
                                                       2002      1.054          1.089           19,894
                                                       2001      0.974          1.054           21,521
                                                       2000      0.977          0.974           23,249
                                                       1999      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.130          1.168               --
                                                       2005      1.062          1.130               --
                                                       2004      0.993          1.062               --
                                                       2003      0.884          0.993               --
                                                       2002      0.960          0.884               --
                                                       2001      1.000          0.960               --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2008      1.288          0.714               --
                                                       2007      1.071          1.288               --
                                                       2006      0.957          1.071               --
                                                       2005      0.865          0.957               --
                                                       2004      0.727          0.865               --
                                                       2003      0.546          0.727               --
                                                       2002      0.770          0.546               --
                                                       2001      1.000          0.770               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.686          0.741               --
                                                       2006      0.589          0.686               --
                                                       2005      0.565          0.589               --
                                                       2004      0.547          0.565               --
                                                       2003      0.448          0.547               --
                                                       2002      0.610          0.448               --
                                                       2001      0.799          0.610               --
                                                       2000      1.000          0.799               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.154          1.299               --
                                                       2005      1.123          1.154               --
                                                       2004      1.000          1.123               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.971          1.034               --
                                                       2006      0.916          0.971               --
                                                       2005      0.872          0.916               --
                                                       2004      0.858          0.872               --
                                                       2003      0.647          0.858               --
                                                       2002      0.895          0.647               --
                                                       2001      1.000          0.895               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008      1.078          0.634               --
                                                       2007      1.075          1.078               --
                                                       2006      1.001          1.075               --
                                                       2005      0.908          1.001               --
                                                       2004      0.836          0.908               --
                                                       2003      0.629          0.836               --
                                                       2002      0.946          0.629               --
                                                       2001      1.000          0.946               --

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2008      1.266          0.884               --
                                                       2007      1.182          1.266               --
                                                       2006      1.043          1.182               --
                                                       2005      1.013          1.043               --
                                                       2004      0.942          1.013               --
                                                       2003      0.766          0.942               --
                                                       2002      0.941          0.766               --
                                                       2001      1.000          0.941               --

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.381          0.886               --
                                                       2007      1.371          1.381               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2008      0.982          0.693               --
                                                       2007      0.934          0.982               --
                                                       2006      0.802          0.934               --
                                                       2005      0.814          0.802               --
                                                       2004      0.797          0.814               --
                                                       2003      0.654          0.797               --
                                                       2002      0.895          0.654               --
                                                       2001      1.000          0.895               --

  LMPVET Equity Index Subaccount (Class II) (3/99)...  2008      1.117          0.690           49,451
                                                       2007      1.078          1.117           53,976
                                                       2006      0.948          1.078           58,712
                                                       2005      0.921          0.948           72,476
                                                       2004      0.846          0.921           78,739
                                                       2003      0.671          0.846           85,632
                                                       2002      0.875          0.671           91,548
                                                       2001      1.011          0.875           59,108
                                                       2000      1.129          1.011           62,948
                                                       1999      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      1.251          0.784           23,406
                                                       2007      1.251          1.251           25,803
                                                       2006      1.084          1.251               --
                                                       2005      1.048          1.084               --
                                                       2004      0.981          1.048               --
                                                       2003      0.716          0.981               --
                                                       2002      0.921          0.716               --
                                                       2001      1.000          0.921               --

  LMPVET International All Cap Opportunity Subaccount
  (3/99).............................................  2008      1.239          0.692               --
                                                       2007      1.179          1.239               --
                                                       2006      0.949          1.179               --
                                                       2005      0.860          0.949               --
                                                       2004      0.739          0.860               --
                                                       2003      0.587          0.739               --
                                                       2002      0.800          0.587               --
                                                       2001      1.177          0.800               --
                                                       2000      1.563          1.177               --
                                                       1999      1.000          1.563               --

  LMPVET Investors Subaccount (Class I) (3/99).......  2008      1.595          1.014               --
                                                       2007      1.554          1.595               --
                                                       2006      1.331          1.554               --
                                                       2005      1.265          1.331               --
                                                       2004      1.160          1.265               --
                                                       2003      0.888          1.160               --
                                                       2002      1.168          0.888               --
                                                       2001      1.234          1.168               --
                                                       2000      1.084          1.234               --
                                                       1999      1.000          1.084               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/99).............................................  2008      1.073          0.665            7,481
                                                       2007      1.032          1.073            8,049
                                                       2006      0.999          1.032            8,639
                                                       2005      0.961          0.999            9,928
                                                       2004      0.970          0.961           10,733
                                                       2003      0.666          0.970           11,536
                                                       2002      0.896          0.666           12,440
                                                       2001      1.037          0.896               --
                                                       2000      1.128          1.037           14,436
                                                       1999      1.000          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.312          0.768               --
                                                       2007      1.207          1.312               --
                                                       2006      1.084          1.207               --
                                                       2005      1.046          1.084               --
                                                       2004      0.920          1.046               --
                                                       2003      0.626          0.920               --
                                                       2002      0.971          0.626               --
                                                       2001      1.000          0.971               --

  LMPVET Social Awareness Subaccount (3/99)..........  2008      1.082          0.799               --
                                                       2007      0.988          1.082               --
                                                       2006      0.929          0.988               --
                                                       2005      0.901          0.929               --
                                                       2004      0.859          0.901               --
                                                       2003      0.675          0.859               --
                                                       2002      0.909          0.675               --
                                                       2001      1.092          0.909               --
                                                       2000      1.111          1.092               --
                                                       1999      1.000          1.111               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.039          0.809               --
                                                       2007      1.038          1.039               --
                                                       2006      1.010          1.038               --
                                                       2005      0.999          1.010               --
                                                       2004      1.000          0.999               --
                                                       2003      1.000          1.000               --

  LMPVIT High Income Subaccount (5/99)...............  2008      1.251          0.865               --
                                                       2007      1.263          1.251               --
                                                       2006      1.153          1.263               --
                                                       2005      1.137          1.153               --
                                                       2004      1.043          1.137               --
                                                       2003      0.828          1.043               --
                                                       2002      0.866          0.828               --
                                                       2001      0.912          0.866               --
                                                       2000      1.004          0.912               --
                                                       1999      1.000          1.004               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.284          1.372               --
                                                       2006      1.152          1.284               --
                                                       2005      1.112          1.152               --
                                                       2004      0.974          1.112               --
                                                       2003      0.695          0.974               --
                                                       2002      0.946          0.695               --
                                                       2001      1.000          0.946               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/99).........  2007      1.864          1.958               --
                                                       2006      1.598          1.864           19,004
                                                       2005      1.555          1.598           25,020
                                                       2004      1.454          1.555           27,210
                                                       2003      1.059          1.454           29,462
                                                       2002      1.431          1.059           31,927
                                                       2001      1.422          1.431           34,537
                                                       2000      1.218          1.422           37,311
                                                       1999      1.000          1.218               --

  LMPVPI Total Return Subaccount (Class I) (3/99)....  2007      1.337          1.377               --
                                                       2006      1.202          1.337               --
                                                       2005      1.178          1.202               --
                                                       2004      1.097          1.178               --
                                                       2003      0.958          1.097               --
                                                       2002      1.042          0.958               --
                                                       2001      1.064          1.042               --
                                                       2000      0.998          1.064               --
                                                       1999      1.000          0.998               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.308          1.361               --
                                                       2006      1.129          1.308               --
                                                       2005      1.107          1.129               --
                                                       2004      1.000          1.107               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.376          1.518               --
                                                       2006      1.241          1.376               --
                                                       2005      1.161          1.241               --
                                                       2004      1.000          1.161               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (3/99)........................  2006      1.206          1.245               --
                                                       2005      1.176          1.206               --
                                                       2004      1.088          1.176               --
                                                       2003      0.903          1.088               --
                                                       2002      1.000          0.903               --
                                                       2001      1.000          1.000               --
                                                       2001      1.067          1.000               --
                                                       2000      1.098          1.067               --
                                                       1999      1.000          1.098               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.836          1.923               --
                                                       2006      1.000          1.836               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2008      1.650          1.236            9,792
                                                       2007      1.691          1.650           10,794

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.091          1.146               --
                                                       2006      1.000          1.091               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.147          0.710               --
                                                       2007      1.136          1.147               --

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/07)..........................................  2008      1.029          0.594               --
                                                       2007      1.223          1.029               --
                                                       2006      1.000          1.223               --

  MIST Dreman Small Cap Value Subaccount (Class A)
  (1/70).............................................  2008      1.045          0.772               --
                                                       2007      1.068          1.045               --
                                                       2006      1.000          1.068               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2008      1.274          0.746               --
                                                       2007      1.301          1.274               --
                                                       2006      1.000          1.301               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2008      0.895          0.514               --
                                                       2007      0.694          0.895               --
                                                       2006      1.000          0.694               --

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008      1.078          1.174               --
                                                       2007      1.214          1.078               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2008      1.385          1.023               --
                                                       2007      1.319          1.385               --
                                                       2006      1.000          1.319               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2008      1.215          0.979               --
                                                       2007      1.152          1.215               --
                                                       2006      1.000          1.152               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2008      1.109          0.698               --
                                                       2007      1.080          1.109               --
                                                       2006      1.000          1.080               --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.368          0.827               --
                                                       2007      1.502          1.368               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2008      1.093          0.619               --
                                                       2007      0.989          1.093               --
                                                       2006      1.000          0.989               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2008      1.129          0.685               --
                                                       2007      1.026          1.129               --
                                                       2006      1.000          1.026               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.998          1.321               --
                                                       2007      2.374          2.998               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.612          0.918               --
                                                       2007      1.532          1.612               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.093          1.008               --
                                                       2007      1.030          1.093               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2008      1.026          0.680               --
                                                       2007      0.989          1.026               --
                                                       2006      1.000          0.989               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.111          1.228               --
                                                       2006      1.000          1.111               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2008      1.562          1.377               --
                                                       2007      1.483          1.562               --
                                                       2006      1.000          1.483               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2008      1.271          0.881               --
                                                       2007      1.327          1.271               --
                                                       2006      1.000          1.327               --

MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08)

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99)...................................  2007      1.376          1.421               --
                                                       2006      1.336          1.376           27,287
                                                       2005      1.325          1.336           30,822
                                                       2004      1.282          1.325           33,289
                                                       2003      1.230          1.282           35,763
                                                       2002      1.143          1.230           38,664
                                                       2001      1.083          1.143           41,627
                                                       2000      0.976          1.083           22,686
                                                       1999      1.000          0.976               --

  MetLife Investment International Stock Subaccount
  (Class I) (3/99)...................................  2007      1.412          1.516               --
                                                       2006      1.130          1.412            5,388
                                                       2005      0.998          1.130            6,198
                                                       2004      0.880          0.998            6,694
                                                       2003      0.685          0.880            7,212
                                                       2002      0.893          0.685            7,775
                                                       2001      1.151          0.893            8,371
                                                       2000      1.267          1.151            9,004
                                                       1999      1.000          1.267               --

  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99)...................................  2007      0.851          0.889               --
                                                       2006      0.765          0.851           11,130
                                                       2005      0.726          0.765           12,805
                                                       2004      0.668          0.726           13,829
                                                       2003      0.528          0.668           14,898
                                                       2002      0.693          0.528           16,062
                                                       2001      0.833          0.693           17,293
                                                       2000      0.992          0.833           18,600
                                                       1999      1.000          0.992               --

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99)...................................  2007      2.288          2.286               --
                                                       2006      2.038          2.288            4,342
                                                       2005      1.924          2.038            4,995
                                                       2004      1.695          1.924            5,395
                                                       2003      1.199          1.695            5,812
                                                       2002      1.592          1.199            6,266
                                                       2001      1.587          1.592            6,746
                                                       2000      1.460          1.587            7,256
                                                       1999      1.000          1.460               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2008      1.258          0.674            5,910
                                                       2007      1.058          1.258            6,516
                                                       2006      1.000          1.058            7,145

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2008      1.368          1.304            9,571
                                                       2007      1.303          1.368           10,550
                                                       2006      1.000          1.303           11,569

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2008      1.199          1.218            4,666
                                                       2007      1.156          1.199            5,021
                                                       2006      1.000          1.156            5,390

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.149          1.090               --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.157          0.716               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2008      0.959          0.523           14,625
                                                       2007      0.934          0.959           16,124
                                                       2006      1.000          0.934           17,682

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2008      1.386          0.835               --
                                                       2007      1.348          1.386               --
                                                       2006      1.000          1.348               --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.851          0.565               --

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.439          1.506           23,201
                                                       2007      1.419          1.439           24,967

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.099          0.646               --
                                                       2007      1.078          1.099               --
                                                       2006      1.000          1.078               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2008      1.089          0.920               --
                                                       2007      1.044          1.089               --
                                                       2006      1.000          1.044               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2008      1.087          0.841               --
                                                       2007      1.050          1.087               --
                                                       2006      1.000          1.050               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2008      1.087          0.766               --
                                                       2007      1.055          1.087               --
                                                       2006      1.000          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2008      1.135          0.727               --
                                                       2007      1.107          1.135               --
                                                       2006      1.000          1.107               --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      0.899          0.558            9,639
                                                       2007      0.906          0.899           10,372

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2008      1.548          1.188               --
                                                       2007      1.505          1.548               --
                                                       2006      1.000          1.505               --

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.504          1.002               --
                                                       2007      1.415          1.504               --
                                                       2006      1.000          1.415               --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.494          0.855            4,665
                                                       2007      1.530          1.494            5,020

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2008      1.105          0.649               --
                                                       2007      1.053          1.105               --
                                                       2006      1.000          1.053               --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      2.269          1.490            3,759
                                                       2007      2.335          2.269            4,046

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.304          0.859               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.627          1.691               --
                                                       2006      1.000          1.627           11,837

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2008      1.448          1.427            8,810
                                                       2007      1.403          1.448            9,505
                                                       2006      1.000          1.403           10,229

Money Market Portfolio
  Money Market Subaccount (4/99).....................  2006      1.116          1.128               --
                                                       2005      1.099          1.116            6,192
                                                       2004      1.101          1.099            6,695
                                                       2003      1.107          1.101            7,225
                                                       2002      1.105          1.107            7,788
                                                       2001      1.078          1.105            8,373
                                                       2000      1.028          1.078               --
                                                       1999      1.000          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.187               --
                                                       2005      1.075          1.122               --
                                                       2004      1.000          1.075               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)......................................  2007      1.004          1.025               --
                                                       2006      1.010          1.004               --
                                                       2005      1.000          1.010               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.359          1.407               --
                                                       2007      1.266          1.359               --
                                                       2006      1.234          1.266               --
                                                       2005      1.220          1.234               --
                                                       2004      1.178          1.220               --
                                                       2003      1.135          1.178               --
                                                       2002      1.054          1.135               --
                                                       2001      1.000          1.054               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.901          0.982               --
                                                       2006      0.822          0.901               --
                                                       2005      0.776          0.822               --
                                                       2004      0.730          0.776               --
                                                       2003      0.560          0.730               --
                                                       2002      0.806          0.560               --
                                                       2001      1.000          0.806               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.421          1.540               --
                                                       2006      1.126          1.421               --
                                                       2005      1.016          1.126               --
                                                       2004      0.886          1.016               --
                                                       2003      0.698          0.886               --
                                                       2002      0.858          0.698               --
                                                       2001      1.000          0.858               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.984          2.121               --
                                                       2006      1.713          1.984               --
                                                       2005      1.620          1.713               --
                                                       2004      1.300          1.620               --
                                                       2003      0.879          1.300               --
                                                       2002      1.090          0.879               --
                                                       2001      1.000          1.090               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.937          0.999               --
                                                       2005      0.872          0.937               --
                                                       2004      0.830          0.872               --
                                                       2003      0.650          0.830               --
                                                       2002      0.864          0.650               --
                                                       2001      1.000          0.864               --

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.096               --
                                                       2005      1.037          1.028               --
                                                       2004      1.000          1.037               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99).............................................  2006      1.759          1.924               --
                                                       2005      1.585          1.759               --
                                                       2004      1.378          1.585               --
                                                       2003      1.043          1.378               --
                                                       2002      1.233          1.043               --
                                                       2001      1.301          1.233               --
                                                       2000      1.129          1.301               --
                                                       1999      1.000          1.129               --

  Travelers Equity Income Subaccount (3/99)..........  2006      1.246          1.311               --
                                                       2005      1.208          1.246               --
                                                       2004      1.113          1.208               --
                                                       2003      0.859          1.113               --
                                                       2002      1.011          0.859               --
                                                       2001      1.096          1.011               --
                                                       2000      1.017          1.096               --
                                                       1999      1.000          1.017               --

  Travelers Federated Stock Subaccount (4/99)........  2006      1.129          1.170               --
                                                       2005      1.085          1.129               --
                                                       2004      0.994          1.085               --
                                                       2003      0.789          0.994               --
                                                       2002      0.990          0.789               --
                                                       2001      0.986          0.990               --
                                                       2000      0.962          0.986               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (3/99)..............  2006      0.891          0.920               --
                                                       2005      0.830          0.891               --
                                                       2004      0.789          0.830               --
                                                       2003      0.641          0.789               --
                                                       2002      0.841          0.641               --
                                                       2001      1.030          0.841               --
                                                       2000      1.219          1.030               --
                                                       1999      1.000          1.219               --

  Travelers Mercury Large Cap Core Subaccount
  (3/99).............................................  2006      0.967          1.028               --
                                                       2005      0.874          0.967               --
                                                       2004      0.764          0.874               --
                                                       2003      0.638          0.764               --
                                                       2002      0.863          0.638               --
                                                       2001      1.127          0.863               --
                                                       2000      1.209          1.127               --
                                                       1999      1.000          1.209               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/99)..  2006      1.021          1.081               --
                                                       2005      1.003          1.021            9,412
                                                       2004      0.890          1.003           10,236
                                                       2003      0.658          0.890           11,084
                                                       2002      1.301          0.658           12,011
                                                       2001      1.726          1.301           12,993
                                                       2000      1.598          1.726           14,037
                                                       1999      1.000          1.598               --

  Travelers MFS(R) Total Return Subaccount (4/99)....  2006      1.359          1.404               --
                                                       2005      1.336          1.359               --
                                                       2004      1.214          1.336               --
                                                       2003      1.055          1.214               --
                                                       2002      1.127          1.055               --
                                                       2001      1.142          1.127               --
                                                       2000      0.991          1.142               --
                                                       1999      1.000          0.991               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.181          1.278               --
                                                       2005      1.123          1.181               --
                                                       2004      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (4/99).............................................  2006      1.024          1.178               --
                                                       2005      0.947          1.024               --
                                                       2004      0.828          0.947               --
                                                       2003      0.652          0.828               --
                                                       2002      0.759          0.652               --
                                                       2001      1.041          0.759               --
                                                       2000      1.190          1.041               --
                                                       1999      1.000          1.190               --

  Travelers Pioneer Fund Subaccount (5/99)...........  2006      0.864          0.918               --
                                                       2005      0.825          0.864               --
                                                       2004      0.752          0.825               --
                                                       2003      0.615          0.752               --
                                                       2002      0.893          0.615               --
                                                       2001      1.174          0.893               --
                                                       2000      0.956          1.174               --
                                                       1999      1.000          0.956               --

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      0.999          1.053               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (6/99).............................................  2006      1.413          1.428               --
                                                       2005      1.380          1.413               --
                                                       2004      1.259          1.380               --
                                                       2003      1.067          1.259               --
                                                       2002      1.020          1.067               --
                                                       2001      0.991          1.020               --
                                                       2000      1.007          0.991               --
                                                       1999      1.000          1.007               --

  Travelers Quality Bond Subaccount (3/99)...........  2006      1.261          1.251               --
                                                       2005      1.257          1.261           15,252
                                                       2004      1.232          1.257           15,091
                                                       2003      1.166          1.232           17,944
                                                       2002      1.116          1.166           19,445
                                                       2001      1.055          1.116           21,034
                                                       2000      0.998          1.055           22,724
                                                       1999      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (3/99).......  2006      0.845          0.883               --
                                                       2005      0.838          0.845           24,268
                                                       2004      0.770          0.838           26,393
                                                       2003      0.588          0.770           28,725
                                                       2002      0.897          0.588           31,017
                                                       2001      1.048          0.897           33,549
                                                       2000      1.298          1.048           36,239
                                                       1999      1.000          1.298               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032               --
                                                       2005      1.000          1.000               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000               --
                                                       2005      1.000          1.000               --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.401          1.352               --
                                                       2005      1.360          1.401           11,607
                                                       2004      1.298          1.360           12,587
                                                       2003      1.279          1.298           12,879
                                                       2002      1.140          1.279           13,811
                                                       2001      1.091          1.140               --
                                                       2000      0.965          1.091               --
                                                       1999      1.000          0.965               --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2007      0.772          0.890               --
                                                       2006      0.762          0.772               --
                                                       2005      0.717          0.762               --
                                                       2004      0.680          0.717               --
                                                       2003      0.542          0.680               --
                                                       2002      0.815          0.542               --
                                                       2001      1.000          0.815               --

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.651          1.047               --
                                                       2007      1.712          1.651               --
                                                       2006      1.494          1.712               --
                                                       2005      1.453          1.494               --
                                                       2004      1.253          1.453               --
                                                       2003      1.000          1.253               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.903          1.003               --
                                                       2006      0.857          0.903               --
                                                       2005      0.804          0.857               --
                                                       2004      0.784          0.804               --
                                                       2003      0.632          0.784               --
                                                       2002      0.909          0.632               --
                                                       2001      1.000          0.909               --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (7/99)..................................  2008      1.478          0.809               --
                                                       2007      1.507          1.478               --
                                                       2006      1.319          1.507               --
                                                       2005      1.146          1.319               --
                                                       2004      0.994          1.146               --
                                                       2003      0.727          0.994               --
                                                       2002      0.958          0.727               --
                                                       2001      0.932          0.958               --
                                                       2000      0.875          0.932               --
                                                       1999      1.000          0.875               --





                   MRA -- SEPARATE ACCOUNT CHARGES 1.25% 33 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Met Investors Series Trust
  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.221          0.678               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2008      1.329          1.263           26,854
                                                       2007      1.270          1.329           29,905
                                                       2006      1.000          1.270           33,032

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      3.770          2.327               --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.216          0.805               --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.488          0.978               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2008      1.407          1.382               --
                                                       2007      1.367          1.407               --
                                                       2006      1.000          1.367               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers Quality Bond Subaccount (3/99)...........  2006      1.234          1.222               --
                                                       2005      1.233          1.234           35,183
                                                       2004      1.213          1.233           39,822
                                                       2003      1.152          1.213               --
                                                       2002      1.106          1.152               --
                                                       2001      1.049          1.106               --
                                                       2000      0.996          1.049               --
                                                       1999      1.000          0.996               --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.370          1.321               --
                                                       2005      1.334          1.370               --
                                                       2004      1.277          1.334               --
                                                       2003      1.263          1.277               --
                                                       2002      1.129          1.263               --
                                                       2001      1.084          1.129               --
                                                       2000      0.962          1.084               --
                                                       1999      1.000          0.962               --





                   MRA -- SEPARATE ACCOUNT CHARGES 1.25% 53 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Met Investors Series Trust
  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.204          0.667             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2008      1.305          1.238             --
                                                       2007      1.250          1.305             --
                                                       2006      1.000          1.250             --

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      3.669          2.262             --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.201          0.795             --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.455          0.955             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2008      1.382          1.355             --
                                                       2007      1.346          1.382             --
                                                       2006      1.000          1.346             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers Quality Bond Subaccount (3/99)...........  2006      1.217          1.205             --
                                                       2005      1.219          1.217             --
                                                       2004      1.201          1.219             --
                                                       2003      1.143          1.201             --
                                                       2002      1.100          1.143             --
                                                       2001      1.045          1.100             --
                                                       2000      0.994          1.045             --
                                                       1999      1.000          0.994             --

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.352          1.303             --
                                                       2005      1.319          1.352             --
                                                       2004      1.265          1.319             --
                                                       2003      1.253          1.265             --
                                                       2002      1.123          1.253             --
                                                       2001      1.080          1.123             --
                                                       2000      0.961          1.080             --
                                                       1999      1.000          0.961             --





                   MRA -- SEPARATE ACCOUNT CHARGES 1.25% 83 FL




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (3/99)...  2008      1.039          0.636           38,758
                                                       2007      1.011          1.039           43,160
                                                       2006      0.896          1.011           47,675
                                                       2005      0.878          0.896           50,778
                                                       2004      0.813          0.878           57,174
                                                       2003      0.650          0.813               --
                                                       2002      0.855          0.650               --
                                                       2001      0.996          0.855               --
                                                       2000      1.122          0.996               --
                                                       1999      1.000          1.122               --

Met Investors Series Trust
  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.178          0.651               --

Metropolitan Series Fund, Inc.
  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      3.524          2.168               --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.180          0.779               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.407          0.922               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/05, The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers S+A54eries Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Sep Acct. Eleven

ANNUAL REPORT

DECEMBER 31, 2008

METLIFE OF CT SEPARATE ACCOUNT ELEVEN

FOR VARIABLE ANNUITIES

OF

METLIFE INSURANCE COMPANY OF CONNECTICUT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2008, and the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

AIM V.I. Utilities Subaccount
Alger American Capital Appreciation Subaccount
AllianceBernstein Global Technology Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization
Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust Global Small Cap Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Dreman Small Cap Value Subaccount
DWSII Government & Agency Subaccount
DWSII Conservative Allocation Subaccount
DWSII Global Thematic Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount
Fidelity VIP Dynamic Capital Appreciation
Subaccount
Fidelity VIP Equity-Income Subaccount
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Mutual Shares Securities Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities
Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
Subaccount
FTVIPT Franklin Templeton Developing Markets
Securities Subaccount
FTVIPT Franklin Templeton Foreign Securities
Subaccount
FTVIPT Franklin Templeton Growth Securities
Subaccount
Janus Aspen Forty Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen International Growth Subaccount
Janus Aspen Mid Cap Growth Subaccount
Janus Aspen Mid Cap Value Subaccount
Janus Aspen Worldwide Growth Subaccount
LMPVET Aggressive Growth Subaccount
LMPVET Appreciation Subaccount
LMPVET Capital and Income Subaccount
LMPVET Capital Subaccount

LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount
LMPVET Fundamental Value Subaccount
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity
Subaccount
LMPVET Investors Subaccount
LMPVET Large Cap Growth Subaccount
LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVET Mid Cap Core Subaccount
LMPVET Small Cap Growth Subaccount
LMPVET Social Awareness Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
LMPVIT Strategic Bond Subaccount
MIST American Funds Balanced Allocation
Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth
Subaccount
MIST Legg Mason Partners Managed Assets
Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Capital Appreciation Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST MFS Emerging Markets Equity Subaccount
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount

MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount
MSF BlackRock Diversified Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth
Subaccount
MSF BlackRock Money Market Subaccount
MSF Capital Guardian U.S. Equity Subaccount
MSF Davis Venture Value Subaccount
MSF FI Large Cap Subaccount
MSF FI Value Leaders Subaccount
MSF Jennison Growth Subaccount
MSF Lehman Brothers Aggregate Bond Index
Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
Subaccount
MSF MetLife Stock Index Subaccount
MSF MFS Total Return Subaccount
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
Opportunities Subaccount
MSF Western Asset Management U.S. Government
Subaccount
PIMCO VIT Total Return Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount

Pioneer VCT Fund Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation
Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation
Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth
Subaccount
Pioneer VCT Real Estate Shares Subaccount
Pioneer VCT Small Cap Value Subaccount
Pioneer VCT Strategic Income Subaccount
UIF Capital Growth Subaccount
UIF Core Plus Fixed Income Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount
UIF U.S. Real Estate Securities Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount
Van Kampen LIT Comstock Subaccount
Van Kampen LIT Enterprise Subaccount
Van Kampen LIT Government Subaccount
Van Kampen LIT Growth and Income Subaccount
Wells Fargo VT Advantage Small/Mid Cap Value
Subaccount

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                                               ALGER AMERICAN ALLIANCEBERNSTEIN
                                      AIM V.I. UTILITIES CAPITAL APPRECIATION GLOBAL TECHNOLOGY AMERICAN FUNDS BOND
                                              SUBACCOUNT           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                      ------------------ -------------------- ----------------- -------------------
ASSETS:
  Investments at fair value                  $ 3,006,970          $ 2,947,007       $ 1,068,266         $ 2,375,534
  Other receivables                                   --                   --                --                  --
  Due from MetLife Insurance
     Company of Connecticut                           --                   --                --                  --
                                      ------------------ -------------------- ----------------- -------------------
       Total Assets                            3,006,970            2,947,007         1,068,266           2,375,534
                                      ------------------ -------------------- ----------------- -------------------
LIABILITIES:
  Other payables                                      --                   --                --                  --
  Due to MetLife Insurance
     Company of Connecticut                        1,281                  919                93                 352
                                      ------------------ -------------------- ----------------- -------------------
       Total Liabilities                           1,281                  919                93                 352
                                      ------------------ -------------------- ----------------- -------------------
NET ASSETS                                   $ 3,005,689          $ 2,946,088       $ 1,068,173         $ 2,375,182
                                      ================== ==================== ================= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,005,689          $ 2,946,088       $ 1,068,173         $ 2,375,182
  Net assets from contracts in payout                 --                   --                --                  --
                                      ------------------ -------------------- ----------------- -------------------
       Total Net Assets                      $ 3,005,689          $ 2,946,088       $ 1,068,173         $ 2,375,182
                                      ================== ==================== ================= ===================

The accompanying notes are an integral part of these financial statements.

               AMERICAN FUNDS
AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS CREDIT SUISSE TRUST DELAWARE VIP SMALL
 GLOBAL GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME    GLOBAL SMALL CAP          CAP VALUE
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
-------------- -------------- -------------- -------------- ------------------- ------------------
 $ 171,795,194    $ 1,017,552  $ 341,214,204  $ 327,280,597           $ 855,308       $ 18,559,086
            --             --             --             --                  --                 --
            --             --             --             --                  --                 --
-------------- -------------- -------------- -------------- ------------------- ------------------
   171,795,194      1,017,552    341,214,204    327,280,597             855,308         18,559,086
-------------- -------------- -------------- -------------- ------------------- ------------------
            --             --             --             --                  --                 --
         6,856            220          6,937          6,935                 770                963
-------------- -------------- -------------- -------------- ------------------- ------------------
         6,856            220          6,937          6,935                 770                963
-------------- -------------- -------------- -------------- ------------------- ------------------
 $ 171,788,338    $ 1,017,332  $ 341,207,267  $ 327,273,662           $ 854,538       $ 18,558,123
============== ============== ============== ============== =================== ==================
 $ 171,758,207    $ 1,017,332  $ 341,160,611  $ 327,239,808           $ 854,538       $ 18,554,963
        30,131             --         46,656         33,854                  --              3,160
-------------- -------------- -------------- -------------- ------------------- ------------------
 $ 171,788,338    $ 1,017,332  $ 341,207,267  $ 327,273,662           $ 854,538       $ 18,558,123
============== ============== ============== ============== =================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                        DREYFUS SOCIALLY DWSI CAPITAL   DWSI GLOBAL
                                      RESPONSIBLE GROWTH       GROWTH OPPORTUNITIES DWSI HEALTH CARE
                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                      ------------------ ------------ ------------- ----------------
ASSETS:
  Investments at fair value                    $ 495,726  $ 9,639,789   $ 3,251,186      $ 3,487,001
  Other receivables                                   --           --            --               --
  Due from MetLife Insurance
     Company of Connecticut                           --           --            --               --
                                      ------------------ ------------ ------------- ----------------
       Total Assets                              495,726    9,639,789     3,251,186        3,487,001
                                      ------------------ ------------ ------------- ----------------
LIABILITIES:
  Other payables                                      --           --            --               --
  Due to MetLife Insurance
     Company of Connecticut                          318        1,556         1,231            1,529
                                      ------------------ ------------ ------------- ----------------
       Total Liabilities                             318        1,556         1,231            1,529
                                      ------------------ ------------ ------------- ----------------
NET ASSETS                                     $ 495,408  $ 9,638,233   $ 3,249,955      $ 3,485,472
                                      ================== ============ ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 495,408  $ 9,638,233   $ 3,249,955      $ 3,485,472
  Net assets from contracts in payout                 --           --            --               --
                                      ------------------ ------------ ------------- ----------------
       Total Net Assets                        $ 495,408  $ 9,638,233   $ 3,249,955      $ 3,485,472
                                      ================== ============ ============= ================

The accompanying notes are an integral part of these financial statements.

DWSII DREMAN SMALL DWSII GOVERNMENT & DWSII CONSERVATIVE DWSII GLOBAL DWSII GROWTH DWSII MODERATE
     MID CAP VALUE  AGENCY SECURITIES         ALLOCATION     THEMATIC   ALLOCATION     ALLOCATION
        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------ ------------------ ------------------ ------------ ------------ --------------
       $ 9,780,310        $ 7,664,522       $ 12,676,814  $ 4,074,767 $ 19,748,842   $ 22,932,684
                --                 --                 --           --           --             --
                --                 --                 --           --           --             --
------------------ ------------------ ------------------ ------------ ------------ --------------
         9,780,310          7,664,522         12,676,814    4,074,767   19,748,842     22,932,684
------------------ ------------------ ------------------ ------------ ------------ --------------
                --                 --                 --           --           --             --
             1,463              1,194              1,271        1,164          999          1,130
------------------ ------------------ ------------------ ------------ ------------ --------------
             1,463              1,194              1,271        1,164          999          1,130
------------------ ------------------ ------------------ ------------ ------------ --------------
       $ 9,778,847        $ 7,663,328       $ 12,675,543  $ 4,073,603 $ 19,747,843   $ 22,931,554
================== ================== ================== ============ ============ ==============
       $ 9,778,847        $ 7,663,328       $ 12,675,543  $ 4,073,603 $ 19,747,843   $ 22,931,554
                --                 --                 --           --           --             --
------------------ ------------------ ------------------ ------------ ------------ --------------
       $ 9,778,847        $ 7,663,328       $ 12,675,543  $ 4,073,603 $ 19,747,843   $ 22,931,554
================== ================== ================== ============ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                        FIDELITY VIP
                                                        FIDELITY VIP DYNAMIC CAPITAL  FIDELITY VIP
                                      DWSII TECHNOLOGY    CONTRAFUND    APPRECIATION EQUITY-INCOME
                                            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                      ---------------- ------------- --------------- -------------
ASSETS:
  Investments at fair value                $ 1,510,128 $ 204,394,735     $ 2,112,598 $ 199,520,406
  Other receivables                                 --            --              --            --
  Due from MetLife Insurance
     Company of Connecticut                         --            --              --            --
                                      ---------------- ------------- --------------- -------------
       Total Assets                          1,510,128   204,394,735       2,112,598   199,520,406
                                      ---------------- ------------- --------------- -------------
LIABILITIES:
  Other payables                                    --            --              --            --
  Due to MetLife Insurance
     Company of Connecticut                        826         8,895           1,680           512
                                      ---------------- ------------- --------------- -------------
       Total Liabilities                           826         8,895           1,680           512
                                      ---------------- ------------- --------------- -------------
NET ASSETS                                 $ 1,509,302 $ 204,385,840     $ 2,110,918 $ 199,519,894
                                      ================ ============= =============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 1,509,302 $ 204,320,303     $ 2,110,918 $ 199,165,259
  Net assets from contracts in payout               --        65,537              --       354,635
                                      ---------------- ------------- --------------- -------------
       Total Net Assets                    $ 1,509,302 $ 204,385,840     $ 2,110,918 $ 199,519,894
                                      ================ ============= =============== =============

The accompanying notes are an integral part of these financial statements.

                                                                            FTVIPT FRANKLIN   FTVIPT FRANKLIN
FIDELITY VIP HIGH                          FTVIPT MUTUAL   FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP
           INCOME FIDELITY VIP MID CAP SHARES SECURITIES INCOME SECURITIES       SECURITIES GROWTH SECURITIES
       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
     $ 23,781,330        $ 232,109,251      $ 45,238,845      $ 25,143,045     $ 21,689,867      $ 32,503,311
               --                   --                --                --               --                --
               --                   --                --                --               --                --
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
       23,781,330          232,109,251        45,238,845        25,143,045       21,689,867        32,503,311
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
               --                   --                --                --               --                --
               82                7,983                94             2,951            2,524             4,926
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
               82                7,983                94             2,951            2,524             4,926
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
     $ 23,781,248        $ 232,101,268      $ 45,238,751      $ 25,140,094     $ 21,687,343      $ 32,498,385
================= ==================== ================= ================= ================ =================
     $ 23,748,103        $ 231,985,283      $ 45,238,751      $ 24,913,023     $ 21,687,343      $ 32,498,385
           33,145              115,985                --           227,071               --                --
----------------- -------------------- ----------------- ----------------- ---------------- -----------------
     $ 23,781,248        $ 232,101,268      $ 45,238,751      $ 25,140,094     $ 21,687,343      $ 32,498,385
================= ==================== ================= ================= ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                        FTVIPT TEMPLETON
                                      DEVELOPING MARKETS   FTVIPT TEMPLETON  FTVIPT TEMPLETON
                                              SECURITIES FOREIGN SECURITIES GROWTH SECURITIES JANUS ASPEN FORTY
                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      ------------------ ------------------ ----------------- -----------------
ASSETS:
  Investments at fair value                 $ 16,745,571      $ 121,597,828      $ 26,545,796       $ 3,689,315
  Other receivables                                   --                 --                --                --
  Due from MetLife Insurance
     Company of Connecticut                           --                 --                --                --
                                      ------------------ ------------------ ----------------- -----------------
       Total Assets                           16,745,571        121,597,828        26,545,796         3,689,315
                                      ------------------ ------------------ ----------------- -----------------
LIABILITIES:
  Other payables                                      --                 --                --                --
  Due to MetLife Insurance
     Company of Connecticut                          433              7,264               145               592
                                      ------------------ ------------------ ----------------- -----------------
       Total Liabilities                             433              7,264               145               592
                                      ------------------ ------------------ ----------------- -----------------
NET ASSETS                                  $ 16,745,138      $ 121,590,564      $ 26,545,651       $ 3,688,723
                                      ================== ================== ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 16,745,138      $ 121,568,962      $ 26,545,651       $ 3,688,723
  Net assets from contracts in payout                 --             21,602                --                --
                                      ------------------ ------------------ ----------------- -----------------
       Total Net Assets                     $ 16,745,138      $ 121,590,564      $ 26,545,651       $ 3,688,723
                                      ================== ================== ================= =================

The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL JANUS ASPEN GLOBAL          JANUS ASPEN    JANUS ASPEN   JANUS ASPEN      JANUS ASPEN
     LIFE SCIENCES         TECHNOLOGY INTERNATIONAL GROWTH MID CAP GROWTH MID CAP VALUE WORLDWIDE GROWTH
        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
------------------ ------------------ -------------------- -------------- ------------- ----------------
       $ 4,535,256        $ 4,937,354         $ 45,302,228   $ 13,790,149   $ 2,201,790        $ 933,414
                --                 --                   --             --            --               --
                --                 --                   15             --            --               --
------------------ ------------------ -------------------- -------------- ------------- ----------------
         4,535,256          4,937,354           45,302,243     13,790,149     2,201,790          933,414
------------------ ------------------ -------------------- -------------- ------------- ----------------
                --                 --                   --             --            --               --
             1,075              1,839                  347          2,697           486              144
------------------ ------------------ -------------------- -------------- ------------- ----------------
             1,075              1,839                  347          2,697           486              144
------------------ ------------------ -------------------- -------------- ------------- ----------------
       $ 4,534,181        $ 4,935,515         $ 45,301,896   $ 13,787,452   $ 2,201,304        $ 933,270
================== ================== ==================== ============== ============= ================
       $ 4,534,181        $ 4,935,515         $ 45,244,641   $ 13,787,452   $ 2,201,304        $ 933,270
                --                 --               57,255             --            --               --
------------------ ------------------ -------------------- -------------- ------------- ----------------
       $ 4,534,181        $ 4,935,515         $ 45,301,896   $ 13,787,452   $ 2,201,304        $ 933,270
================== ================== ==================== ============== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      LMPVET AGGRESSIVE        LMPVET LMPVET CAPITAL
                                                 GROWTH  APPRECIATION     AND INCOME LMPVET CAPITAL
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      ----------------- ------------- -------------- --------------
ASSETS:
  Investments at fair value               $ 428,944,091 $ 453,139,328  $ 131,475,470   $ 95,065,107
  Other receivables                                  18            --             --             --
  Due from MetLife Insurance
     Company of Connecticut                          --            --             --             --
                                      ----------------- ------------- -------------- --------------
       Total Assets                         428,944,109   453,139,328    131,475,470     95,065,107
                                      ----------------- ------------- -------------- --------------
LIABILITIES:
  Other payables                                     18            --             --             --
  Due to MetLife Insurance
     Company of Connecticut                       9,811         8,301          5,494          4,107
                                      ----------------- ------------- -------------- --------------
       Total Liabilities                          9,829         8,301          5,494          4,107
                                      ----------------- ------------- -------------- --------------
NET ASSETS                                $ 428,934,280 $ 453,131,027  $ 131,469,976   $ 95,061,000
                                      ================= ============= ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 428,732,527 $ 453,115,421  $ 131,433,560   $ 95,059,325
  Net assets from contracts in payout           201,753        15,606         36,416          1,675
                                      ----------------- ------------- -------------- --------------
       Total Net Assets                   $ 428,934,280 $ 453,131,027  $ 131,469,976   $ 95,061,000
                                      ================= ============= ============== ==============

The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET
           LMPVET LMPVET EQUITY            LMPVET LMPVET GLOBAL       INTERNATIONAL
DIVIDEND STRATEGY         INDEX FUNDAMENTAL VALUE        EQUITY ALL CAP OPPORTUNITY LMPVET INVESTORS
       SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
----------------- ------------- ----------------- ------------- ------------------- ----------------
     $ 38,762,593 $ 517,878,966     $ 457,417,168  $ 37,815,059        $ 65,490,774    $ 166,130,903
               --            --                --            --                  --               --
               --            --                --            --                  --               --
----------------- ------------- ----------------- ------------- ------------------- ----------------
       38,762,593   517,878,966       457,417,168    37,815,059          65,490,774      166,130,903
----------------- ------------- ----------------- ------------- ------------------- ----------------
               --            --               223            --                  --               --
            3,049         5,991             7,099         3,569               1,299            6,737
----------------- ------------- ----------------- ------------- ------------------- ----------------
            3,049         5,991             7,322         3,569               1,299            6,737
----------------- ------------- ----------------- ------------- ------------------- ----------------
     $ 38,759,544 $ 517,872,975     $ 457,409,846  $ 37,811,490        $ 65,489,475    $ 166,124,166
================= ============= ================= ============= =================== ================
     $ 38,759,544 $ 517,763,405     $ 457,321,980  $ 37,811,490        $ 65,449,245    $ 166,081,194
               --       109,570            87,866            --              40,230           42,972
----------------- ------------- ----------------- ------------- ------------------- ----------------
     $ 38,759,544 $ 517,872,975     $ 457,409,846  $ 37,811,490        $ 65,489,475    $ 166,124,166
================= ============= ================= ============= =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      LMPVET LARGE CAP LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE
                                                GROWTH   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                      ---------------- ---------------- ---------------- ----------------
ASSETS:
  Investments at fair value              $ 115,661,197     $ 98,139,709     $ 50,738,456     $ 30,330,453
  Other receivables                                 --               --               --               --
  Due from MetLife Insurance
     Company of Connecticut                         --               --               --               --
                                      ---------------- ---------------- ---------------- ----------------
       Total Assets                        115,661,197       98,139,709       50,738,456       30,330,453
                                      ---------------- ---------------- ---------------- ----------------
LIABILITIES:
  Other payables                                    --               --               --               --
  Due to MetLife Insurance
     Company of Connecticut                      6,322              139              221              326
                                      ---------------- ---------------- ---------------- ----------------
       Total Liabilities                         6,322              139              221              326
                                      ---------------- ---------------- ---------------- ----------------
NET ASSETS                               $ 115,654,875     $ 98,139,570     $ 50,738,235     $ 30,330,127
                                      ================ ================ ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 115,641,665     $ 98,101,548     $ 50,738,235     $ 30,330,127
  Net assets from contracts in payout           13,210           38,022               --               --
                                      ---------------- ---------------- ---------------- ----------------
       Total Net Assets                  $ 115,654,875     $ 98,139,570     $ 50,738,235     $ 30,330,127
                                      ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

LMPVET MID CAP LMPVET SMALL CAP LMPVET SOCIAL LMPVIT ADJUSTABLE LMPVIT DIVERSIFIED   LMPVIT GLOBAL
          CORE           GROWTH     AWARENESS       RATE INCOME   STRATEGIC INCOME HIGH YIELD BOND
    SUBACCOUNT       SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
-------------- ---------------- ------------- ----------------- ------------------ ---------------
  $ 55,524,193     $ 53,926,593  $ 50,093,582      $ 16,923,734       $ 34,923,456    $ 10,452,952
            --               --            --                --                 --              --
            --               --            --                --                 --              --
-------------- ---------------- ------------- ----------------- ------------------ ---------------
    55,524,193       53,926,593    50,093,582        16,923,734         34,923,456      10,452,952
-------------- ---------------- ------------- ----------------- ------------------ ---------------
            --               --            --                --                 --              --
         3,296            7,437         1,466             5,005              2,407           2,139
-------------- ---------------- ------------- ----------------- ------------------ ---------------
         3,296            7,437         1,466             5,005              2,407           2,139
-------------- ---------------- ------------- ----------------- ------------------ ---------------
  $ 55,520,897     $ 53,919,156  $ 50,092,116      $ 16,918,729       $ 34,921,049    $ 10,450,813
============== ================ ============= ================= ================== ===============
  $ 55,512,263     $ 53,912,466  $ 50,092,116      $ 16,867,726       $ 34,921,049    $ 10,450,813
         8,634            6,690            --            51,003                 --              --
-------------- ---------------- ------------- ----------------- ------------------ ---------------
  $ 55,520,897     $ 53,919,156  $ 50,092,116      $ 16,918,729       $ 34,921,049    $ 10,450,813
============== ================ ============= ================= ================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                    MIST AMERICAN
                                        LMPVIT HIGH  LMPVIT MONEY LMPVIT STRATEGIC FUNDS BALANCED
                                             INCOME        MARKET             BOND     ALLOCATION
                                         SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                      ------------- ------------- ---------------- --------------
ASSETS:
  Investments at fair value           $ 115,147,623 $ 338,025,776     $ 30,223,482      $ 325,121
  Other receivables                              --            --               --             --
  Due from MetLife Insurance
     Company of Connecticut                      --            --               --             --
                                      ------------- ------------- ---------------- --------------
       Total Assets                     115,147,623   338,025,776       30,223,482        325,121
                                      ------------- ------------- ---------------- --------------
LIABILITIES:
  Other payables                                 --            --               --             --
  Due to MetLife Insurance
     Company of Connecticut                   4,183         3,771            2,010            145
                                      ------------- ------------- ---------------- --------------
       Total Liabilities                      4,183         3,771            2,010            145
                                      ------------- ------------- ---------------- --------------
NET ASSETS                            $ 115,143,440 $ 338,022,022     $ 30,221,472      $ 324,976
                                      ============= ============= ================ ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 115,108,499 $ 338,011,625     $ 30,221,472      $ 324,976
  Net assets from contracts in payout        34,941        10,380               --             --
                                      ------------- ------------- ---------------- --------------
       Total Net Assets               $ 115,143,440 $ 338,022,005     $ 30,221,472      $ 324,976
                                      ============= ============= ================ ==============

The accompanying notes are an integral part of these financial statements.

MIST AMERICAN  MIST AMERICAN
 FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK MIST BLACKROCK MIST CLARION GLOBAL
   ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD LARGE CAP CORE         REAL ESTATE
   SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
------------- -------------- ----------------- -------------- -------------- -------------------
    $ 231,228       $ 98,843     $ 239,145,217   $ 78,063,593   $ 54,269,320        $ 68,588,454
           --             --                --             --             --                  --
           --             --                --             --             --                  --
------------- -------------- ----------------- -------------- -------------- -------------------
      231,228         98,843       239,145,217     78,063,593     54,269,320          68,588,454
------------- -------------- ----------------- -------------- -------------- -------------------
           --             --                --             --             --                  --
          147            110                67          6,046          4,731               8,009
------------- -------------- ----------------- -------------- -------------- -------------------
          147            110                67          6,046          4,731               8,009
------------- -------------- ----------------- -------------- -------------- -------------------
    $ 231,081       $ 98,733     $ 239,145,150   $ 78,057,547   $ 54,264,589        $ 68,580,445
============= ============== ================= ============== ============== ===================
    $ 231,081       $ 98,733     $ 236,578,552   $ 78,016,888   $ 54,262,694        $ 68,565,849
           --             --         2,566,598         40,659          1,895              14,596
------------- -------------- ----------------- -------------- -------------- -------------------
    $ 231,081       $ 98,733     $ 239,145,150   $ 78,057,547   $ 54,264,589        $ 68,580,445
============= ============== ================= ============== ============== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                          MIST HARRIS
                                      MIST DREMAN SMALL       OAKMARK                   MIST LAZARD
                                              CAP VALUE INTERNATIONAL MIST JANUS FORTY      MID CAP
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                      ----------------- ------------- ---------------- ------------
ASSETS:
  Investments at fair value                $ 10,821,630  $ 62,794,116    $ 456,348,272 $ 72,990,087
  Other receivables                                  --            --               --           --
  Due from MetLife Insurance
     Company of Connecticut                          --            --               --           --
                                      ----------------- ------------- ---------------- ------------
       Total Assets                          10,821,630    62,794,116      456,348,272   72,990,087
                                      ----------------- ------------- ---------------- ------------
LIABILITIES:
  Other payables                                     --            --               --           --
  Due to MetLife Insurance
     Company of Connecticut                       4,212         6,060            5,158        6,401
                                      ----------------- ------------- ---------------- ------------
       Total Liabilities                          4,212         6,060            5,158        6,401
                                      ----------------- ------------- ---------------- ------------
NET ASSETS                                 $ 10,817,418  $ 62,788,056    $ 456,343,114 $ 72,983,686
                                      ================= ============= ================ ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 10,786,898  $ 62,776,627    $ 455,890,635 $ 72,974,212
  Net assets from contracts in payout            30,520        11,429          452,479        9,474
                                      ----------------- ------------- ---------------- ------------
       Total Net Assets                    $ 10,817,418  $ 62,788,056    $ 456,343,114 $ 72,983,686
                                      ================= ============= ================ ============

The accompanying notes are an integral part of these financial statements.

    MIST LEGG MASON  MIST LEGG MASON
PARTNERS AGGRESSIVE PARTNERS MANAGED MIST LEGG MASON MIST LOOMIS SAYLES MIST LORD ABBETT  MIST LORD ABBETT
             GROWTH           ASSETS    VALUE EQUITY     GLOBAL MARKETS   BOND DEBENTURE GROWTH AND INCOME
         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------- ---------------- --------------- ------------------ ---------------- -----------------
           $ 52,700    $ 145,961,143     $ 4,349,939      $ 129,910,223     $ 58,401,257     $ 145,064,371
                 --               --              --                 --               --                --
                 --               --              --                 --               --                --
------------------- ---------------- --------------- ------------------ ---------------- -----------------
             52,700      145,961,143       4,349,939        129,910,223       58,401,257       145,064,371
------------------- ---------------- --------------- ------------------ ---------------- -----------------
                 --               --              --                 --               --                --
                 54            2,100             792                200            3,625             9,850
------------------- ---------------- --------------- ------------------ ---------------- -----------------
                 54            2,100             792                200            3,625             9,850
------------------- ---------------- --------------- ------------------ ---------------- -----------------
           $ 52,646    $ 145,959,043     $ 4,349,147      $ 129,910,023     $ 58,397,632     $ 145,054,521
=================== ================ =============== ================== ================ =================
           $ 52,646    $ 145,499,973     $ 4,349,147      $ 129,709,522     $ 58,393,697     $ 145,047,955
                 --          459,070              --            200,501            3,935             6,566
------------------- ---------------- --------------- ------------------ ---------------- -----------------
           $ 52,646    $ 145,959,043     $ 4,349,147      $ 129,910,023     $ 58,397,632     $ 145,054,521
=================== ================ =============== ================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      MIST LORD ABBETT         MIST MET/AIM MIST MET/AIM SMALL MIST MET/FRANKLIN
                                         MID CAP VALUE CAPITAL APPRECIATION         CAP GROWTH     MUTUAL SHARES
                                            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                      ---------------- -------------------- ------------------ -----------------
ASSETS:
  Investments at fair value               $ 51,855,175         $ 53,929,199        $ 5,668,153         $ 254,252
  Other receivables                                 --                   --                 --                --
  Due from MetLife Insurance
     Company of Connecticut                         --                   --                 --                --
                                      ---------------- -------------------- ------------------ -----------------
       Total Assets                         51,855,175           53,929,199          5,668,153           254,252
                                      ---------------- -------------------- ------------------ -----------------
LIABILITIES:
  Other payables                                    --                   --                 --                --
  Due to MetLife Insurance
     Company of Connecticut                      6,529                7,395              2,735               101
                                      ---------------- -------------------- ------------------ -----------------
       Total Liabilities                         6,529                7,395              2,735               101
                                      ---------------- -------------------- ------------------ -----------------
NET ASSETS                                $ 51,848,646         $ 53,921,804        $ 5,665,418         $ 254,151
                                      ================ ==================== ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 51,822,934         $ 53,921,804        $ 5,665,418         $ 254,151
  Net assets from contracts in payout           25,712                   --                 --                --
                                      ---------------- -------------------- ------------------ -----------------
       Total Net Assets                   $ 51,848,646         $ 53,921,804        $ 5,665,418         $ 254,151
                                      ================ ==================== ================== =================

The accompanying notes are an integral part of these financial statements.

                                                                  MIST PIMCO
MIST MFS EMERGING MIST MFS RESEARCH     MIST OPPENHEIMER INFLATION PROTECTED MIST PIMCO TOTAL
   MARKETS EQUITY     INTERNATIONAL CAPITAL APPRECIATION                BOND           RETURN MIST PIONEER FUND
       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
     $ 69,366,635      $ 68,055,227        $ 261,899,347        $ 89,834,418     $ 22,251,725      $ 18,843,054
               --                --                   --                  --               --                --
               --                --                   --                  --               --                --
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
       69,366,635        68,055,227          261,899,347          89,834,418       22,251,725        18,843,054
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
               --                --                   --                  --               --                --
            9,669             6,573                2,505               7,215              575             3,954
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
            9,669             6,573                2,505               7,215              575             3,954
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
     $ 69,356,966      $ 68,048,654        $ 261,896,842        $ 89,827,203     $ 22,251,150      $ 18,839,100
================= ================= ==================== =================== ================ =================
     $ 69,345,647      $ 68,042,617        $ 261,713,959        $ 89,610,567     $ 22,251,150      $ 18,822,361
           11,319             6,037              182,883             216,636               --            16,739
----------------- ----------------- -------------------- ------------------- ---------------- -----------------
     $ 69,356,966      $ 68,048,654        $ 261,896,842        $ 89,827,203     $ 22,251,150      $ 18,839,100
================= ================= ==================== =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                          MIST PIONEER MIST SSGA GROWTH MIST SSGA GROWTH MIST T. ROWE PRICE
                                      STRATEGIC INCOME   AND INCOME ETF              ETF     MID CAP GROWTH
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                      ---------------- ---------------- ---------------- ------------------
ASSETS:
  Investments at fair value              $ 156,090,213    $ 109,653,164    $ 123,461,622        $ 1,062,325
  Other receivables                                 --               --               --                 --
  Due from MetLife Insurance
     Company of Connecticut                         --               --               --                 --
                                      ---------------- ---------------- ---------------- ------------------
       Total Assets                        156,090,213      109,653,164      123,461,622          1,062,325
                                      ---------------- ---------------- ---------------- ------------------
LIABILITIES:
  Other payables                                    --               --               --                 --
  Due to MetLife Insurance
     Company of Connecticut                      6,966               --               --                664
                                      ---------------- ---------------- ---------------- ------------------
       Total Liabilities                         6,966               --               --                664
                                      ---------------- ---------------- ---------------- ------------------
NET ASSETS                               $ 156,083,247    $ 109,653,164    $ 123,461,622        $ 1,061,661
                                      ================ ================ ================ ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 156,012,822    $ 109,653,164    $ 123,461,622        $ 1,061,661
  Net assets from contracts in payout           70,425               --               --                 --
                                      ---------------- ---------------- ---------------- ------------------
       Total Net Assets                  $ 156,083,247    $ 109,653,164    $ 123,461,622        $ 1,061,661
                                      ================ ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN MIST VAN KAMPEN        MORGAN STANLEY  MORGAN STANLEY
  SMALL CAP VALUE      CAP GROWTH  MID CAP GROWTH        COMSTOCK CAPITAL OPPORTUNITIES DIVIDEND GROWTH
       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT            SUBACCOUNT      SUBACCOUNT
----------------- --------------- --------------- --------------- --------------------- ---------------
    $ 132,197,531     $ 2,332,336    $ 12,607,922       $ 648,795             $ 754,012     $ 1,981,883
               --              --              --              --                    --              --
               --              --              --              --                    --              --
----------------- --------------- --------------- --------------- --------------------- ---------------
      132,197,531       2,332,336      12,607,922         648,795               754,012       1,981,883
----------------- --------------- --------------- --------------- --------------------- ---------------
               --              --              --              --                    --              --
            6,923           1,254           3,061             451                   622             672
----------------- --------------- --------------- --------------- --------------------- ---------------
            6,923           1,254           3,061             451                   622             672
----------------- --------------- --------------- --------------- --------------------- ---------------
    $ 132,190,608     $ 2,331,082    $ 12,604,861       $ 648,344             $ 753,390     $ 1,981,211
================= =============== =============== =============== ===================== ===============
    $ 132,080,539     $ 2,331,082    $ 12,604,861       $ 648,344             $ 753,390     $ 1,981,211
          110,069              --              --              --                    --              --
----------------- --------------- --------------- --------------- --------------------- ---------------
    $ 132,190,608     $ 2,331,082    $ 12,604,861       $ 648,344             $ 753,390     $ 1,981,211
================= =============== =============== =============== ===================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      MORGAN STANLEY     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK
                                       S&P 500 INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED
                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT
                                      -------------- ----------------- ------------------ -------------
ASSETS:
  Investments at fair value              $ 5,674,224      $ 91,560,860      $ 305,268,363 $ 122,908,121
  Other receivables                               --                --                 --            --
  Due from MetLife Insurance
     Company of Connecticut                       --                --                 --            --
                                      -------------- ----------------- ------------------ -------------
       Total Assets                        5,674,224        91,560,860        305,268,363   122,908,121
                                      -------------- ----------------- ------------------ -------------
LIABILITIES:
  Other payables                                  --                --                 --            --
  Due to MetLife Insurance
     Company of Connecticut                      913             5,092              8,687         1,395
                                      -------------- ----------------- ------------------ -------------
       Total Liabilities                         913             5,092              8,687         1,395
                                      -------------- ----------------- ------------------ -------------
NET ASSETS                               $ 5,673,311      $ 91,555,768      $ 305,259,676 $ 122,906,726
                                      ============== ================= ================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 5,673,311      $ 91,549,399      $ 305,041,285 $ 122,696,867
  Net assets from contracts in payout             --             6,369            218,391       209,859
                                      -------------- ----------------- ------------------ -------------
       Total Net Assets                  $ 5,673,311      $ 91,555,768      $ 305,259,676 $ 122,906,726
                                      ============== ================= ================== =============

The accompanying notes are an integral part of these financial statements.

                   MSF BLACKROCK
  MSF BLACKROCK LEGACY LARGE CAP MSF BLACKROCK          MSF CAPITAL MSF DAVIS VENTURE
LARGE CAP VALUE           GROWTH  MONEY MARKET GUARDIAN U.S. EQUITY             VALUE MSF FI LARGE CAP
     SUBACCOUNT       SUBACCOUNT    SUBACCOUNT           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
--------------- ---------------- ------------- -------------------- ----------------- ----------------
   $ 17,998,778         $ 19,321 $ 441,098,507         $ 25,983,780      $ 41,214,626    $ 173,937,475
             --               --            --                   --                --               --
             --               --            --                   --                --               --
--------------- ---------------- ------------- -------------------- ----------------- ----------------
     17,998,778           19,321   441,098,507           25,983,780        41,214,626      173,937,475
--------------- ---------------- ------------- -------------------- ----------------- ----------------
             --               --            --                   --                --               --
          1,647               10         7,367                2,020             4,546            5,731
--------------- ---------------- ------------- -------------------- ----------------- ----------------
          1,647               10         7,367                2,020             4,546            5,731
--------------- ---------------- ------------- -------------------- ----------------- ----------------
   $ 17,997,131         $ 19,311 $ 441,091,140         $ 25,981,760      $ 41,210,080    $ 173,931,744
=============== ================ ============= ==================== ================= ================
   $ 17,997,131         $ 19,311 $ 440,922,194         $ 25,966,416      $ 41,197,323    $ 173,774,542
             --               --       168,946               15,344            12,757          157,202
--------------- ---------------- ------------- -------------------- ----------------- ----------------
   $ 17,997,131         $ 19,311 $ 441,091,140         $ 25,981,760      $ 41,210,080    $ 173,931,744
=============== ================ ============= ==================== ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                MSF LEHMAN
                                       MSF FI VALUE                     BROTHERS AGGREGATE           MSF METLIFE
                                            LEADERS MSF JENNISON GROWTH         BOND INDEX AGGRESSIVE ALLOCATION
                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                      ------------- ------------------- ------------------ ---------------------
ASSETS:
  Investments at fair value           $ 100,770,825        $ 52,993,088      $ 135,715,598          $ 43,641,225
  Other receivables                              --                  --                 --                    --
  Due from MetLife Insurance
     Company of Connecticut                      --                  --                 --                    --
                                      ------------- ------------------- ------------------ ---------------------
       Total Assets                     100,770,825          52,993,088        135,715,598            43,641,225
                                      ------------- ------------------- ------------------ ---------------------
LIABILITIES:
  Other payables                                 --                  --                 --                    --
  Due to MetLife Insurance
     Company of Connecticut                   8,636               2,761                243                 2,197
                                      ------------- ------------------- ------------------ ---------------------
       Total Liabilities                      8,636               2,761                243                 2,197
                                      ------------- ------------------- ------------------ ---------------------
NET ASSETS                            $ 100,762,189        $ 52,990,327      $ 135,715,355          $ 43,639,028
                                      ============= =================== ================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 100,757,630        $ 52,990,327      $ 135,347,785          $ 43,639,028
  Net assets from contracts in payout         4,559                  --            367,570                    --
                                      ------------- ------------------- ------------------ ---------------------
       Total Net Assets               $ 100,762,189        $ 52,990,327      $ 135,715,355          $ 43,639,028
                                      ============= =================== ================== =====================

The accompanying notes are an integral part of these financial statements.

 MSF METLIFE         MSF METLIFE                                               MSF METLIFE
CONSERVATIVE     CONSERVATIVE TO MSF METLIFE MID         MSF METLIFE           MODERATE TO MSF METLIFE STOCK
  ALLOCATION MODERATE ALLOCATION CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION             INDEX
  SUBACCOUNT          SUBACCOUNT      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------ ------------------- --------------- ------------------- --------------------- -----------------
$ 23,975,881        $ 76,219,687     $ 4,353,823       $ 349,927,366         $ 290,981,864     $ 354,306,777
          --                  --              --                  --                    --                --
          --                  --              --                  --                    --                --
------------ ------------------- --------------- ------------------- --------------------- -----------------
  23,975,881          76,219,687       4,353,823         349,927,366           290,981,864       354,306,777
------------ ------------------- --------------- ------------------- --------------------- -----------------
          --                  --              --                  --                    --                --
       2,601               2,997              --               3,796                 2,808               989
------------ ------------------- --------------- ------------------- --------------------- -----------------
       2,601               2,997              --               3,796                 2,808               989
------------ ------------------- --------------- ------------------- --------------------- -----------------
$ 23,973,280        $ 76,216,690     $ 4,353,823       $ 349,923,570         $ 290,979,056     $ 354,305,788
============ =================== =============== =================== ===================== =================
$ 23,973,280        $ 76,212,692     $ 4,353,823       $ 349,923,570         $ 290,979,056     $ 353,705,430
          --               3,998              --                  --                    --           600,358
------------ ------------------- --------------- ------------------- --------------------- -----------------
$ 23,973,280        $ 76,216,690     $ 4,353,823       $ 349,923,570         $ 290,979,056     $ 354,305,788
============ =================== =============== =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                      MSF NEUBERGER
                                      MSF MFS TOTAL               MSF MORGAN STANLEY BERMAN MID CAP
                                             RETURN MSF MFS VALUE         EAFE INDEX          VALUE
                                         SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT
                                      ------------- ------------- ------------------ --------------
ASSETS:
  Investments at fair value           $ 625,329,089  $ 64,287,451       $ 69,093,445   $ 13,968,213
  Other receivables                              --            --                 --             --
  Due from MetLife Insurance
     Company of Connecticut                      --            --                 --             --
                                      ------------- ------------- ------------------ --------------
       Total Assets                     625,329,089    64,287,451         69,093,445     13,968,213
                                      ------------- ------------- ------------------ --------------
LIABILITIES:
  Other payables                                 --            --                 --             --
  Due to MetLife Insurance
     Company of Connecticut                  10,016         7,513                447          1,657
                                      ------------- ------------- ------------------ --------------
       Total Liabilities                     10,016         7,513                447          1,657
                                      ------------- ------------- ------------------ --------------
NET ASSETS                            $ 625,319,073  $ 64,279,938       $ 69,092,998   $ 13,966,556
                                      ============= ============= ================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 624,893,723  $ 64,246,149       $ 68,976,180   $ 13,966,556
  Net assets from contracts in payout       425,350        33,789            116,818             --
                                      ------------- ------------- ------------------ --------------
       Total Net Assets               $ 625,319,073  $ 64,279,938       $ 69,092,998   $ 13,966,556
                                      ============= ============= ================== ==============

The accompanying notes are an integral part of these financial statements.

                                                                        MSF WESTERN ASSET MSF WESTERN ASSET
MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC        MANAGEMENT
  GLOBAL EQUITY            INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES   U.S. GOVERNMENT
     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
  $ 295,852,238     $ 87,292,688      $ 39,241,847      $ 69,063,133          $ 6,938,117     $ 209,919,694
             --               --                --                --                   --                --
             --               --                --                --                   --                --
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
    295,852,238       87,292,688        39,241,847        69,063,133            6,938,117       209,919,694
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
             --               --                --                --                   --                --
         11,228              345             4,780             4,190                  144             3,293
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
         11,228              345             4,780             4,190                  144             3,293
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
  $ 295,841,010     $ 87,292,343      $ 39,237,067      $ 69,058,943          $ 6,937,973     $ 209,916,401
=============== ================ ================= ================= ==================== =================
  $ 295,729,605     $ 87,198,033      $ 39,237,067      $ 69,052,708          $ 6,928,450     $ 209,833,430
        111,405           94,310                --             6,235                9,523            82,971
--------------- ---------------- ----------------- ----------------- -------------------- -----------------
  $ 295,841,010     $ 87,292,343      $ 39,237,067      $ 69,058,943          $ 6,937,973     $ 209,916,401
=============== ================ ================= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      PIMCO VIT TOTAL                  PIONEER VCT CULLEN      PIONEER VCT
                                               RETURN PIONEER VCT BOND              VALUE EMERGING MARKETS
                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                      --------------- ---------------- ------------------ ----------------
ASSETS:
  Investments at fair value             $ 380,028,674     $ 23,507,151       $ 12,566,335     $ 13,717,015
  Other receivables                                --               --                 --               --
  Due from MetLife Insurance
     Company of Connecticut                        --               --                 --               --
                                      --------------- ---------------- ------------------ ----------------
       Total Assets                       380,028,674       23,507,151         12,566,335       13,717,015
                                      --------------- ---------------- ------------------ ----------------
LIABILITIES:
  Other payables                                   --               --                 --               --
  Due to MetLife Insurance
     Company of Connecticut                     6,451            2,248              1,971            2,034
                                      --------------- ---------------- ------------------ ----------------
       Total Liabilities                        6,451            2,248              1,971            2,034
                                      --------------- ---------------- ------------------ ----------------
NET ASSETS                              $ 380,022,223     $ 23,504,903       $ 12,564,364     $ 13,714,981
                                      =============== ================ ================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 379,735,083     $ 23,504,903       $ 12,564,364     $ 13,714,981
  Net assets from contracts in payout         287,140               --                 --               --
                                      --------------- ---------------- ------------------ ----------------
       Total Net Assets                 $ 380,022,223     $ 23,504,903       $ 12,564,364     $ 13,714,981
                                      =============== ================ ================== ================

The accompanying notes are an integral part of these financial statements.

                                                                                                    PIONEER VCT
PIONEER VCT EQUITY                  PIONEER VCT GLOBAL PIONEER VCT HIGH  PIONEER VCT IBBOTSON          IBBOTSON
            INCOME PIONEER VCT FUND         HIGH YIELD            YIELD AGGRESSIVE ALLOCATION GROWTH ALLOCATION
        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
      $ 20,835,425     $ 28,808,637        $ 9,495,394     $ 25,986,234           $ 7,972,082     $ 184,454,554
                --               --                 --               --                    --                --
                --               --                 --               --                    --                --
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
        20,835,425       28,808,637          9,495,394       25,986,234             7,972,082       184,454,554
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
                --               --                 --               --                    --                --
             2,230            2,464              2,491            2,357                 1,592             2,888
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
             2,230            2,464              2,491            2,357                 1,592             2,888
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
      $ 20,833,195     $ 28,806,173        $ 9,492,903     $ 25,983,877           $ 7,970,490     $ 184,451,666
================== ================ ================== ================ ===================== =================
      $ 20,833,195     $ 28,806,173        $ 9,492,903     $ 25,983,877           $ 7,970,490     $ 184,451,666
                --               --                 --               --                    --                --
------------------ ---------------- ------------------ ---------------- --------------------- -----------------
      $ 20,833,195     $ 28,806,173        $ 9,492,903     $ 25,983,877           $ 7,970,490     $ 184,451,666
================== ================ ================== ================ ===================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      PIONEER VCT IBBOTSON  PIONEER VCT         PIONEER VCT   PIONEER VCT
                                       MODERATE ALLOCATION INDEPENDENCE INTERNATIONAL VALUE MID CAP VALUE
                                                SUBACCOUNT   SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
                                      -------------------- ------------ ------------------- -------------
ASSETS:
  Investments at fair value                  $ 103,811,314  $ 3,441,961         $ 6,692,410  $ 40,900,016
  Other receivables                                     --           --                  --            --
  Due from MetLife Insurance
     Company of Connecticut                             --           --                  --            --
                                      -------------------- ------------ ------------------- -------------
       Total Assets                            103,811,314    3,441,961           6,692,410    40,900,016
                                      -------------------- ------------ ------------------- -------------
LIABILITIES:
  Other payables                                        --           --                  --            --
  Due to MetLife Insurance
     Company of Connecticut                          2,623        1,673               1,994         2,292
                                      -------------------- ------------ ------------------- -------------
       Total Liabilities                             2,623        1,673               1,994         2,292
                                      -------------------- ------------ ------------------- -------------
NET ASSETS                                   $ 103,808,691  $ 3,440,288         $ 6,690,416  $ 40,897,724
                                      ==================== ============ =================== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 103,808,691  $ 3,440,288         $ 6,690,416  $ 40,897,724
  Net assets from contracts in payout                   --           --                  --            --
                                      -------------------- ------------ ------------------- -------------
       Total Net Assets                      $ 103,808,691  $ 3,440,288         $ 6,690,416  $ 40,897,724
                                      ==================== ============ =================== =============

The accompanying notes are an integral part of these financial statements.

PIONEER VCT OAK
RIDGE LARGE CAP PIONEER VCT REAL PIONEER VCT SMALL      PIONEER VCT                    UIF CORE PLUS FIXED
         GROWTH    ESTATE SHARES         CAP VALUE STRATEGIC INCOME UIF CAPITAL GROWTH              INCOME
     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
    $ 7,972,074     $ 10,027,586       $ 8,804,454     $ 41,661,670        $ 6,579,981        $ 14,902,050
             --               --                --               --                 --                  --
             --               --                --               --                 --                   5
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
      7,972,074       10,027,586         8,804,454       41,661,670          6,579,981          14,902,055
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
             --               --                --               --                 --                  --
          2,204            2,191             2,280            3,003              1,352               1,660
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
          2,204            2,191             2,280            3,003              1,352               1,660
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
    $ 7,969,870     $ 10,025,395       $ 8,802,174     $ 41,658,667        $ 6,578,629        $ 14,900,395
=============== ================ ================= ================ ================== ===================
    $ 7,969,870     $ 10,025,395       $ 8,802,174     $ 41,658,667        $ 6,578,629        $ 14,900,395
             --               --                --               --                 --                  --
--------------- ---------------- ----------------- ---------------- ------------------ -------------------
    $ 7,969,870     $ 10,025,395       $ 8,802,174     $ 41,658,667        $ 6,578,629        $ 14,900,395
=============== ================ ================= ================ ================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                      UIF EQUITY AND UIF SMALL COMPANY UIF U.S. REAL ESTATE
                                              INCOME            GROWTH           SECURITIES    UIF VALUE
                                          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT   SUBACCOUNT
                                      -------------- ----------------- -------------------- ------------
ASSETS:
  Investments at fair value            $ 142,710,392       $ 3,996,767         $ 17,256,597 $ 10,419,375
  Other receivables                               --                --                   --           --
  Due from MetLife Insurance
     Company of Connecticut                       --                --                   --           --
                                      -------------- ----------------- -------------------- ------------
       Total Assets                      142,710,392         3,996,767           17,256,597   10,419,375
                                      -------------- ----------------- -------------------- ------------
LIABILITIES:
  Other payables                                  --                --                   --           --
  Due to MetLife Insurance
     Company of Connecticut                       62             1,264                  127        1,431
                                      -------------- ----------------- -------------------- ------------
       Total Liabilities                          62             1,264                  127        1,431
                                      -------------- ----------------- -------------------- ------------
NET ASSETS                             $ 142,710,330       $ 3,995,503         $ 17,256,470 $ 10,417,944
                                      ============== ================= ==================== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 142,710,330       $ 3,995,503         $ 17,256,470 $ 10,417,944
  Net assets from contracts in payout             --                --                   --           --
                                      -------------- ----------------- -------------------- ------------
       Total Net Assets                $ 142,710,330       $ 3,995,503         $ 17,256,470 $ 10,417,944
                                      ============== ================= ==================== ============

The accompanying notes are an integral part of these financial statements.

                                                                                   WELLS FARGO VT
VAN KAMPEN LIT VAN KAMPEN LIT VAN KAMPEN LIT VAN KAMPEN LIT    VAN KAMPEN LIT           ADVANTAGE
CAPITAL GROWTH       COMSTOCK     ENTERPRISE     GOVERNMENT GROWTH AND INCOME SMALL/MID CAP VALUE
    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
-------------- -------------- -------------- -------------- ----------------- -------------------
  $ 10,961,778  $ 220,996,960    $ 5,943,120   $ 35,850,832     $ 137,596,620         $ 2,659,878
            --             --             --             --                --                  --
            --             --             --             --                --                  --
-------------- -------------- -------------- -------------- ----------------- -------------------
    10,961,778    220,996,960      5,943,120     35,850,832       137,596,620           2,659,878
-------------- -------------- -------------- -------------- ----------------- -------------------
            --             --             --             --                --                  --
         2,012          4,816          2,001          1,608             1,877                 355
-------------- -------------- -------------- -------------- ----------------- -------------------
         2,012          4,816          2,001          1,608             1,877                 355
-------------- -------------- -------------- -------------- ----------------- -------------------
  $ 10,959,766  $ 220,992,144    $ 5,941,119   $ 35,849,224     $ 137,594,743         $ 2,659,523
============== ============== ============== ============== ================= ===================
  $ 10,959,766  $ 220,965,609    $ 5,931,375   $ 35,849,224     $ 137,594,743         $ 2,659,523
            --         26,535          9,744             --                --                  --
-------------- -------------- -------------- -------------- ----------------- -------------------
  $ 10,959,766  $ 220,992,144    $ 5,941,119   $ 35,849,224     $ 137,594,743         $ 2,659,523
============== ============== ============== ============== ================= ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                     ALGER AMERICAN    ALLIANCEBERNSTEIN
                                         AIM V.I. UTILITIES    CAPITAL APPRECIATION    GLOBAL TECHNOLOGY    AMERICAN FUNDS BOND
                                                 SUBACCOUNT              SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (A)
                                         ------------------- ----------------------- -------------------- ----------------------
INVESTMENT INCOME:
      Dividends                                   $ 110,628                    $ --                 $ --              $ 123,941
                                         --------------------- ----------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                      76,841                  84,291               28,902                 13,759
      Administrative charges                          6,296                   7,090                2,812                  1,435
                                         --------------------- ----------------------- -------------------- --------------------
        Total expenses                               83,137                  91,381               31,714                 15,194
                                         --------------------- ----------------------- -------------------- --------------------
           Net investment income (loss)              27,491                 (91,381)             (31,714)               108,747
                                         --------------------- ----------------------- -------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   406,482                      --                   --                    856
      Realized gains (losses) on sale of
        investments                                 168,700                  46,131              (22,007)               (67,374)
                                         --------------------- ----------------------- -------------------- --------------------
           Net realized gains (losses)              575,182                  46,131              (22,007)               (66,518)
                                         --------------------- ----------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                           (2,236,607)             (2,807,081)          (1,152,431)              (224,525)
                                         --------------------- ----------------------- -------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                  (1,661,425)             (2,760,950)          (1,174,438)              (291,043)
                                         --------------------- ----------------------- -------------------- --------------------
     Net increase (decrease) in net
        assets resulting from operations       $ (1,633,934)           $ (2,852,331)        $ (1,206,152)            $ (182,296)
                                         ===================== ======================= ==================== ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                  AMERICAN FUNDS
AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    CREDIT SUISSE TRUST    DELAWARE VIP SMALL
 GLOBAL GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME       GLOBAL SMALL CAP             CAP VALUE
    SUBACCOUNT    SUBACCOUNT (A)        SUBACCOUNT        SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
   $ 4,361,008              $ --       $ 4,199,641       $ 7,970,865               $ 24,627             $ 219,525
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
     4,132,022             5,681         8,973,363         8,143,014                 25,825               367,007
       371,090               607           790,245           717,159                  2,024                22,024
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
     4,503,112             6,288         9,763,608         8,860,173                 27,849               389,031
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
      (142,104)           (6,288)       (5,563,967)         (889,308)                (3,222)             (169,506)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
    21,676,096            40,881        61,153,625        32,270,814                     --             1,923,304
     3,502,732           (42,193)       (3,063,324)       (1,626,399)               (23,483)              (80,631)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
    25,178,828            (1,312)       58,090,301        30,644,415                (23,483)            1,842,673
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
  (145,949,450)         (466,474)     (344,375,290)     (253,965,899)              (787,170)          (10,637,836)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
  (120,770,622)         (467,786)     (286,284,989)     (223,321,484)              (810,653)           (8,795,163)
----------------- ----------------- ----------------- ----------------- ---------------------- ---------------------
$ (120,912,726)       $ (474,074)   $ (291,848,956)   $ (224,210,792)            $ (813,875)         $ (8,964,669)
================= ================= ================= ================= ====================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             DREYFUS SOCIALLY    DWSI CAPITAL      DWSI GLOBAL
                                           RESPONSIBLE GROWTH          GROWTH    OPPORTUNITIES    DWSI HEALTH CARE
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                           --------------------- --------------- ---------------- -------------------
INVESTMENT INCOME:
      Dividends                                       $ 3,011        $ 92,565             $ --                $ --
                                           --------------------- --------------- ---------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                        12,970         253,998          102,169              83,010
      Administrative charges                            1,037          21,060            8,399               6,821
                                           --------------------- --------------- ---------------- -------------------
        Total expenses                                 14,007         275,058          110,568              89,831
                                           --------------------- --------------- ---------------- -------------------
           Net investment income (loss) .             (10,996)       (182,493)        (110,568)            (89,831)
                                           --------------------- --------------- ---------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --              --          992,051             787,065
      Realized gains (losses) on sale of
        investments                                    (2,702)        269,436         (189,138)            (74,192)
                                           --------------------- --------------- ---------------- -------------------
           Net realized gains (losses)                 (2,702)        269,436          802,913             712,873
                                           --------------------- --------------- ---------------- -------------------
     Change in unrealized gains (losses)
        on investments                               (282,713)     (5,437,835)      (4,347,920)         (1,898,312)
                                           --------------------- --------------- ---------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                      (285,415)     (5,168,399)      (3,545,007)         (1,185,439)
                                           --------------------- --------------- ---------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                  $ (296,411)   $ (5,350,892)    $ (3,655,575)       $ (1,275,270)
                                           ===================== =============== ================ ===================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

DWSII DREMAN SMALL    DWSII GOVERNMENT &    DWSII CONSERVATIVE    DWSII GLOBAL     DWSII GROWTH    DWSII MODERATE
     MID CAP VALUE     AGENCY SECURITIES            ALLOCATION        THEMATIC       ALLOCATION        ALLOCATION
        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
         $ 184,063             $ 302,242           $ 1,920,782        $ 79,506      $ 1,288,633       $ 1,275,847
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
           248,656               130,544               289,381         128,376          500,914           559,656
            20,431                10,656                24,028          10,562           40,491            46,604
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
           269,087               141,200               313,409         138,938          541,405           606,260
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
           (85,024)              161,042             1,607,373         (59,432)         747,228           669,587
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
         5,910,211                    --             3,261,703       2,273,539        5,948,945         4,026,053
        (1,075,893)              (16,194)           (1,017,692)       (812,324)        (886,226)       (1,001,298)
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
         4,834,318               (16,194)            2,244,011       1,461,215        5,062,719         3,024,755
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
       (10,319,630)              (17,071)           (8,097,720)     (5,697,593)     (17,059,205)      (14,794,190)
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
        (5,485,312)              (33,265)           (5,853,709)     (4,236,378)     (11,996,486)      (11,769,435)
--------------------- --------------------- --------------------- --------------- ---------------- -----------------
      $ (5,570,336)            $ 127,777          $ (4,246,336)   $ (4,295,810)   $ (11,249,258)    $ (11,099,848)
===================== ===================== ===================== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                    FIDELITY VIP
                                                                 FIDELITY VIP    DYNAMIC CAPITAL      FIDELITY VIP
                                           DWSII TECHNOLOGY        CONTRAFUND       APPRECIATION     EQUITY-INCOME
                                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                           ------------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
      Dividends                                        $ --       $ 2,444,389           $ 14,200       $ 7,341,699
                                           ------------------- ----------------- ------------------ -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      41,846         4,628,877             50,907         3,703,899
      Administrative charges                          3,464           307,383              4,033            27,202
                                           ------------------- ----------------- ------------------ -----------------
        Total expenses                               45,310         4,936,260             54,940         3,731,101
                                           ------------------- ----------------- ------------------ -----------------
           Net investment income (loss)             (45,310)       (2,491,871)           (40,740)        3,610,598
                                           ------------------- ----------------- ------------------ -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --         9,234,803             24,410           327,117
      Realized gains (losses) on sale of
        investments                                 (65,877)      (13,508,348)           (41,384)       (6,824,690)
                                           ------------------- ----------------- ------------------ -----------------
           Net realized gains (losses)              (65,877)       (4,273,545)           (16,974)       (6,497,573)
                                           ------------------- ----------------- ------------------ -----------------
     Change in unrealized gains (losses)
        on investments                           (1,329,213)     (159,012,593)        (1,661,209)     (158,555,008)
                                           ------------------- ----------------- ------------------ -----------------
     Net realized and unrealized gains
         (losses) on investments                 (1,395,090)     (163,286,138)        (1,678,183)     (165,052,581)
                                           ------------------- ----------------- ------------------ -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (1,440,400)   $ (165,778,009)      $ (1,718,923)   $ (161,441,983)
                                           =================== ================= ================== =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                        FTVIPT FRANKLIN      FTVIPT FRANKLIN
FIDELITY VIP HIGH                                FTVIPT MUTUAL      FTVIPT FRANKLIN    RISING DIVIDENDS        SMALL-MID CAP
           INCOME    FIDELITY VIP MID CAP    SHARES SECURITIES    INCOME SECURITIES          SECURITIES    GROWTH SECURITIES
       SUBACCOUNT              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
      $ 2,688,032               $ 836,529          $ 2,006,370          $ 1,736,549           $ 546,261                 $ --
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
          372,100               5,052,698            1,014,440              547,002             530,497              839,417
               98                 328,390              102,222               47,634              44,533               68,227
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
          372,198               5,381,088            1,116,662              594,636             575,030              907,644
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
        2,315,834              (4,544,559)             889,708            1,141,913             (28,769)            (907,644)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
               --              59,697,442            2,853,730              727,133             235,801            6,401,813
       (1,196,314)             (5,714,792)          (1,315,872)          (1,380,114)           (570,161)          (1,158,333)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
       (1,196,314)             53,982,650            1,537,858             (652,981)           (334,360)           5,243,480
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
       (9,618,517)           (215,124,181)         (33,386,323)         (11,768,551)         (9,350,267)         (30,953,725)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
      (10,814,831)           (161,141,531)         (31,848,465)         (12,421,532)         (9,684,627)         (25,710,245)
-------------------- ----------------------- -------------------- -------------------- ------------------- --------------------
     $ (8,498,997)         $ (165,686,090)       $ (30,958,757)       $ (11,279,619)       $ (9,713,396)       $ (26,617,889)
==================== ======================= ==================== ==================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             FTVIPT TEMPLETON
                                           DEVELOPING MARKETS      FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                                   SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    JANUS ASPEN FORTY
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           --------------------- --------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends                                   $ 1,336,855           $ 4,414,769            $ 704,609                $ 618
                                           --------------------- --------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                     1,095,703             3,116,679              586,925               87,544
      Administrative charges                           63,741               250,034               59,371                9,312
                                           --------------------- --------------------- -------------------- --------------------
        Total expenses                              1,159,444             3,366,713              646,296               96,856
                                           --------------------- --------------------- -------------------- --------------------
           Net investment income (loss)               177,411             1,048,056               58,313              (96,238)
                                           --------------------- --------------------- -------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  10,020,662            18,068,475            2,776,593                   --
      Realized gains (losses) on sale of
        investments                                13,009,937             2,398,911             (809,259)             682,067
                                           --------------------- --------------------- -------------------- --------------------
           Net realized gains (losses)             23,030,599            20,467,386            1,967,334              682,067
                                           --------------------- --------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                            (65,209,597)         (114,496,778)         (23,386,449)          (3,765,292)
                                           --------------------- --------------------- -------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                   (42,178,998)          (94,029,392)         (21,419,115)          (3,083,225)
                                           --------------------- --------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (42,001,587)        $ (92,981,336)       $ (21,360,802)        $ (3,179,463)
                                           ===================== ===================== ==================== ====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL             JANUS ASPEN       JANUS ASPEN      JANUS ASPEN         JANUS ASPEN
     LIFE SCIENCES            TECHNOLOGY    INTERNATIONAL GROWTH    MID CAP GROWTH    MID CAP VALUE    WORLDWIDE GROWTH
        SUBACCOUNT            SUBACCOUNT              SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
              $ --               $ 7,164               $ 885,054          $ 13,685         $ 11,757            $ 13,552
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
            87,821               123,495               1,030,915           330,604           44,277             107,914
             9,591                12,090                  18,598            28,875            4,404               9,343
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
            97,412               135,585               1,049,513           359,479           48,681             117,257
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
           (97,412)             (128,421)               (164,459)         (345,794)         (36,924)           (103,705)
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
                --                    --              12,784,110         1,290,527          335,223                  --
           515,283              (123,645)                660,268           212,803           71,054           4,444,624
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
           515,283              (123,645)             13,444,378         1,503,330          406,277           4,444,624
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
        (2,583,481)           (4,309,848)            (65,791,608)      (12,730,826)      (1,306,582)         (6,683,395)
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
        (2,068,198)           (4,433,493)            (52,347,230)      (11,227,496)        (900,305)         (2,238,771)
--------------------- --------------------- ----------------------- ----------------- ---------------- -------------------
      $ (2,165,610)         $ (4,561,914)          $ (52,511,689)    $ (11,573,290)      $ (937,229)       $ (2,342,476)
===================== ===================== ======================= ================= ================ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           LMPVET AGGRESSIVE            LMPVET    LMPVET CAPITAL
                                                      GROWTH      APPRECIATION        AND INCOME    LMPVET CAPITAL
                                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           -------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                         $ --       $ 7,696,469       $ 1,848,917          $ 75,556
                                           -------------------- ----------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                    9,775,766         9,380,025         3,486,662         2,951,948
      Administrative charges                         906,312           956,540           301,130           242,817
                                           -------------------- ----------------- ----------------- -----------------
        Total expenses                            10,682,078        10,336,565         3,787,792         3,194,765
                                           -------------------- ----------------- ----------------- -----------------
           Net investment income (loss)          (10,682,078)       (2,640,096)       (1,938,875)       (3,119,209)
                                           -------------------- ----------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --        26,366,871         4,365,235        37,207,623
      Realized gains (losses) on sale of
        investments                                6,981,186        (4,033,339)      (13,312,598)       (7,341,016)
                                           -------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)             6,981,186        22,333,532        (8,947,363)       29,866,607
                                           -------------------- ----------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (321,052,738)     (238,791,753)      (71,866,879)     (107,121,597)
                                           -------------------- ----------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                 (314,071,552)     (216,458,221)      (80,814,242)      (77,254,990)
                                           -------------------- ----------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (324,753,630)   $ (219,098,317)    $ (82,753,117)    $ (80,374,199)
                                           ==================== ================= ================= =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                        LMPVET
LMPVET DIVIDEND     LMPVET EQUITY               LMPVET    LMPVET GLOBAL          INTERNATIONAL
       STRATEGY             INDEX    FUNDAMENTAL VALUE           EQUITY    ALL CAP OPPORTUNITY    LMPVET INVESTORS
     SUBACCOUNT        SUBACCOUNT           SUBACCOUNT       SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
    $ 1,459,190      $ 14,774,751         $ 10,998,980         $ 44,340            $ 1,970,027         $ 3,019,773
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
        775,147        22,039,179            9,922,759        1,079,744              1,257,076           3,282,860
         80,445         1,191,462              929,638           90,380                122,094             328,241
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
        855,592        23,230,641           10,852,397        1,170,124              1,379,170           3,611,101
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
        603,598        (8,455,890)             146,583       (1,125,784)               590,857            (591,328)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
             --        18,257,821              527,147        8,051,073                     --           7,212,020
     (1,314,142)      (12,117,463)         (15,332,630)      (1,726,802)           (12,209,484)         (8,714,182)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
     (1,314,142)        6,140,358          (14,805,483)       6,324,271            (12,209,484)         (1,502,162)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
    (17,573,568)     (376,452,252)        (286,063,407)     (35,987,482)           (44,954,847)       (105,245,206)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
    (18,887,710)     (370,311,894)        (300,868,890)     (29,663,211)           (57,164,331)       (106,747,368)
------------------ ----------------- -------------------- ---------------- ---------------------- -------------------
  $ (18,284,112)   $ (378,767,784)      $ (300,722,307)   $ (30,788,995)         $ (56,573,474)     $ (107,338,696)
================== ================= ==================== ================ ====================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           LMPVET LARGE CAP    LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE
                                                     GROWTH      ALLOCATION 50%      ALLOCATION 70%      ALLOCATION 85%
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                           ------------------- ------------------- ------------------- -------------------
INVESTMENT INCOME:
      Dividends                                   $ 444,098         $ 4,546,777         $ 1,676,056           $ 745,359
                                           ------------------- ------------------- ------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                   2,643,599           1,856,987             923,948             576,199
      Administrative charges                        234,887             210,540             108,991              68,003
                                           ------------------- ------------------- ------------------- -------------------
        Total expenses                            2,878,486           2,067,527           1,032,939             644,202
                                           ------------------- ------------------- ------------------- -------------------
           Net investment income (loss)          (2,434,388)          2,479,250             643,117             101,157
                                           ------------------- ------------------- ------------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --           4,993,417              72,842             314,238
      Realized gains (losses) on sale of
        investments                                  88,318          (4,481,358)         (2,874,728)         (1,860,751)
                                           ------------------- ------------------- ------------------- -------------------
           Net realized gains (losses)               88,318             512,059          (2,801,886)         (1,546,513)
                                           ------------------- ------------------- ------------------- -------------------
     Change in unrealized gains (losses)
        on investments                          (76,817,254)        (47,437,354)        (25,721,491)        (19,093,660)
                                           ------------------- ------------------- ------------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                 (76,728,936)        (46,925,295)        (28,523,377)        (20,640,173)
                                           ------------------- ------------------- ------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (79,163,324)      $ (44,446,045)      $ (27,880,260)      $ (20,539,016)
                                           =================== =================== =================== ===================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVET MID CAP    LMPVET SMALL CAP    LMPVET SOCIAL    LMPVIT ADJUSTABLE    LMPVIT DIVERSIFIED      LMPVIT GLOBAL
          CORE              GROWTH        AWARENESS          RATE INCOME      STRATEGIC INCOME    HIGH YIELD BOND
    SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
     $ 159,660                $ --      $ 1,194,589          $ 1,086,493           $ 2,529,233        $ 1,539,098
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
     1,303,346           1,342,248          814,909              433,308               656,704            259,259
       126,029             113,092           36,869               35,997                66,908             23,010
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
     1,429,375           1,455,340          851,778              469,305               723,612            282,269
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
    (1,269,715)         (1,455,340)         342,811              617,188             1,805,621          1,256,829
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
            --           2,951,725               --                   --                    --                 --
    (3,753,382)         (1,906,215)        (938,481)          (1,744,008)           (2,437,742)          (759,385)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
    (3,753,382)          1,045,510         (938,481)          (1,744,008)           (2,437,742)          (759,385)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
   (29,132,186)        (40,484,444)     (18,204,899)          (4,846,224)           (6,518,920)        (5,842,294)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
   (32,885,568)        (39,438,934)     (19,143,380)          (6,590,232)           (8,956,662)        (6,601,679)
----------------- ------------------- ---------------- -------------------- --------------------- ------------------
 $ (34,155,283)      $ (40,894,274)   $ (18,800,569)        $ (5,973,044)         $ (7,151,041)      $ (5,344,850)
================= =================== ================ ==================== ===================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                              MIST AMERICAN
                                             LMPVIT HIGH    LMPVIT MONEY LMPVIT STRATEGIC    FUNDS BALANCED
                                                  INCOME          MARKET             BOND        ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT (A)
                                         ------------------ ------------ ------------------- -----------------
INVESTMENT INCOME:
      Dividends                             $ 17,638,702     $ 6,944,944      $ 2,281,478          $ 11,776
                                         ------------------ ------------ ------------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                2,599,300       4,162,900          654,821               573
      Administrative charges                     258,405         404,360           57,611                --
                                         ------------------ ------------ ------------------- -----------------
        Total expenses                         2,857,705       4,567,260          712,432               573
                                         ------------------ ------------ ------------------- -----------------
           Net investment income (loss)       14,780,997       2,377,684        1,569,046            11,203
                                         ------------------ ------------ ------------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --              --               --                18
      Realized gains (losses) on sale of
        investments                          (14,694,020)             --       (1,709,334)           (2,068)
                                         ------------------ ------------ ------------------- -----------------
           Net realized gains (losses)       (14,694,020)             --       (1,709,334)           (2,050)
                                         ------------------ ------------ ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                       (57,188,572)             --       (7,636,352)          (53,327)
                                         ------------------ ------------ ------------------- -----------------
     Net realized and unrealized gains
        (losses) on investments              (71,882,592)             --       (9,345,686)          (55,377)
                                         ------------------ ------------ ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations          $ (57,101,595)    $ 2,377,689     $ (7,776,640)        $ (44,174)
                                         ================== ============ =================== =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN     MIST AMERICAN
  FUNDS GROWTH    FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK    MIST BLACKROCK    MIST CLARION GLOBAL
    ALLOCATION        ALLOCATION    GROWTH AND INCOME        HIGH YIELD    LARGE CAP CORE            REAL ESTATE
SUBACCOUNT (A)    SUBACCOUNT (A)           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT             SUBACCOUNT
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
       $ 9,992           $ 3,537          $ 4,974,136       $ 7,741,720         $ 461,323            $ 2,294,372
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
           412               203            4,104,909         1,406,347         1,099,319              1,667,962
            --                --                   --            88,409           110,572                119,661
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
           412               203            4,104,909         1,494,756         1,209,891              1,787,623
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
         9,580             3,334              869,227         6,246,964          (748,568)               506,749
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
             4                 3           49,532,248                --         3,693,772             11,166,201
        (1,147)              (36)         (12,474,426)       (4,075,599)       (4,431,149)           (10,962,403)
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
        (1,143)              (33)          37,057,822        (4,075,599)         (737,377)               203,798
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
       (70,650)          (20,669)        (192,954,457)      (30,512,042)      (34,965,394)           (53,984,766)
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
       (71,793)          (20,702)        (155,896,635)      (34,587,641)      (35,702,771)           (53,780,968)
----------------- ----------------- -------------------- ----------------- ----------------- ----------------------
     $ (62,213)        $ (17,368)      $ (155,027,408)    $ (28,340,677)    $ (36,451,339)         $ (53,274,219)
================= ================= ==================== ================= ================= ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                  MIST HARRIS
                                           MIST DREMAN SMALL          OAKMARK                          MIST LAZARD
                                                   CAP VALUE    INTERNATIONAL    MIST JANUS FORTY          MID CAP
                                                  SUBACCOUNT       SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                           -------------------- ---------------- ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 92,243      $ 1,961,763        $ 43,353,469         $ 54,249
                                           -------------------- ---------------- ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                      194,494        1,477,627           8,556,084          961,842
      Administrative charges                          12,190          124,030             161,178           56,599
                                           -------------------- ---------------- ------------------- ----------------
        Total expenses                               206,684        1,601,657           8,717,262        1,018,441
                                           -------------------- ---------------- ------------------- ----------------
           Net investment income (loss)             (114,441)         360,106          34,636,207         (964,192)
                                           -------------------- ---------------- ------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    346,505       16,795,784          18,763,410          438,843
      Realized gains (losses) on sale of
        investments                                 (547,186)     (10,085,263)         (8,427,478)      (3,280,875)
                                           -------------------- ---------------- ------------------- ----------------
           Net realized gains (losses)              (200,681)       6,710,521          10,335,932       (2,842,032)
                                           -------------------- ---------------- ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                            (3,531,575)     (56,193,090)       (393,691,219)     (40,689,078)
                                           -------------------- ---------------- ------------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                   (3,732,256)     (49,482,569)       (383,355,287)     (43,531,110)
                                           -------------------- ---------------- ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,846,697)   $ (49,122,463)     $ (348,719,080)   $ (44,495,302)
                                           ==================== ================ =================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    MIST LEGG MASON     MIST LEGG MASON
PARTNERS AGGRESSIVE    PARTNERS MANAGED    MIST LEGG MASON    MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT
             GROWTH              ASSETS       VALUE EQUITY        GLOBAL MARKETS      BOND DEBENTURE    GROWTH AND INCOME
     SUBACCOUNT (A)          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
               $ --         $ 6,571,747            $ 1,008           $ 9,648,452         $ 3,552,322          $ 3,209,386
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 69           2,336,453             99,630             2,298,613           1,140,677            3,447,268
                 --              11,895              8,136                 1,634             108,284              280,584
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 69           2,348,348            107,766             2,300,247           1,248,961            3,727,852
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                (69)          4,223,399           (106,758)            7,348,205           2,303,361             (518,466)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 --          16,630,284            246,831            12,446,898           1,232,093           22,149,519
                 (9)         (7,778,749)          (502,321)           (3,991,414)         (1,651,141)         (12,862,246)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
                 (9)          8,851,535           (255,490)            8,455,484            (419,048)           9,287,273
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
             (6,904)        (69,160,596)        (3,716,890)         (108,312,444)        (17,926,208)        (103,500,968)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
             (6,913)        (60,309,061)        (3,972,380)          (99,856,960)        (18,345,256)         (94,213,695)
---------------------- ------------------- ------------------ --------------------- ------------------- --------------------
           $ (6,982)      $ (56,085,662)      $ (4,079,138)        $ (92,508,755)      $ (16,041,895)       $ (94,732,161)
====================== =================== ================== ===================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           MIST LORD ABBETT            MIST MET/AIM    MIST MET/AIM SMALL    MIST MET/FRANKLIN
                                              MID CAP VALUE    CAPITAL APPRECIATION            CAP GROWTH        MUTUAL SHARES
                                                 SUBACCOUNT              SUBACCOUNT            SUBACCOUNT       SUBACCOUNT (A)
                                           ------------------- ----------------------- --------------------- --------------------
INVESTMENT INCOME:
      Dividends                                   $ 437,950             $ 1,636,291                  $ --              $ 7,206
                                           ------------------- ----------------------- --------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                   1,346,877               1,167,748               116,403                  662
      Administrative charges                        110,142                 119,403                 6,977                   54
                                           ------------------- ----------------------- --------------------- --------------------
        Total expenses                            1,457,019               1,287,151               123,380                  716
                                           ------------------- ----------------------- --------------------- --------------------
           Net investment income (loss)          (1,019,069)                349,140              (123,380)               6,490
                                           ------------------- ----------------------- --------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                11,600,785                       7               622,980                   --
      Realized gains (losses) on sale of
        investments                              (8,089,281)             (4,683,554)             (494,422)              (1,898)
                                           ------------------- ----------------------- --------------------- --------------------
           Net realized gains (losses)            3,511,504              (4,683,547)              128,558               (1,898)
                                           ------------------- ----------------------- --------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          (39,220,051)            (40,353,112)           (3,655,653)              (9,000)
                                           ------------------- ----------------------- --------------------- --------------------
     Net realized and unrealized gains
        (losses) on investments                 (35,708,547)            (45,036,659)           (3,527,095)             (10,898)
                                           ------------------- ----------------------- --------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (36,727,616)          $ (44,687,519)         $ (3,650,475)            $ (4,408)
                                           =================== ======================= ===================== ====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                           MIST PIMCO
MIST MFS EMERGING    MIST MFS RESEARCH        MIST OPPENHEIMER    INFLATION PROTECTED    MIST PIMCO TOTAL
   MARKETS EQUITY        INTERNATIONAL    CAPITAL APPRECIATION                   BOND              RETURN    MIST PIONEER FUND
       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        $ 857,410          $ 1,610,609               $ 848,128            $ 3,800,066           $ 824,804            $ 291,182
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        1,454,309            1,534,579               3,414,801              1,670,853             411,278              364,320
          124,679              125,474                  37,205                129,343              34,421               13,868
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        1,578,988            1,660,053               3,452,006              1,800,196             445,699              378,188
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
         (721,578)             (49,444)             (2,603,878)             1,999,870             379,105              (87,006)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
        5,754,842            9,277,575               6,788,230                201,236             532,084                   --
       (6,252,570)          (6,873,385)             (9,322,783)              (133,838)           (196,445)            (238,413)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
         (497,728)           2,404,190              (2,534,553)                67,398             335,639             (238,413)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
      (73,587,241)         (56,604,872)           (207,510,855)           (12,342,340)         (1,309,807)          (9,816,853)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
      (74,084,969)         (54,200,682)           (210,045,408)           (12,274,942)           (974,168)         (10,055,266)
-------------------- -------------------- ----------------------- ---------------------- ------------------- --------------------
    $ (74,806,547)       $ (54,250,126)         $ (212,649,286)         $ (10,275,072)         $ (595,063)       $ (10,142,272)
==================== ==================== ======================= ====================== =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                 MIST PIONEER    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
                                             STRATEGIC INCOME      AND INCOME ETF                 ETF        MID CAP GROWTH
                                                   SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT (A)
                                         ----------------------- ------------------- ------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                  $ 12,527,847         $ 2,664,002         $ 2,581,081                  $ --
                                         ----------------------- ------------------- ------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                     2,740,135           1,757,383           2,077,891                16,953
      Administrative charges                          251,782                  --                  --                 1,428
                                         ----------------------- ------------------- ------------------- ---------------------
        Total expenses                              2,991,917           1,757,383           2,077,891                18,381
                                         ----------------------- ------------------- ------------------- ---------------------
           Net investment income (loss)             9,535,930             906,619             503,190               (18,381)
                                         ----------------------- ------------------- ------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --           3,310,710           3,877,118                    --
      Realized gains (losses) on sale of
        investments                                (1,938,011)           (443,979)           (677,483)              (43,931)
                                         ----------------------- ------------------- ------------------- ---------------------
           Net realized gains (losses)             (1,938,011)          2,866,731           3,199,635               (43,931)
                                         ----------------------- ------------------- ------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (31,195,525)        (44,648,567)        (69,119,633)             (583,520)
                                         ----------------------- ------------------- ------------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments                   (33,133,536)        (41,781,836)        (65,919,998)             (627,451)
                                         ----------------------- ------------------- ------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (23,597,606)      $ (40,875,217)      $ (65,416,808)           $ (645,832)
                                         ======================= =================== =================== =====================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN    MIST VAN KAMPEN           MORGAN STANLEY     MORGAN STANLEY
  SMALL CAP VALUE         CAP GROWTH     MID CAP GROWTH           COMSTOCK    CAPITAL OPPORTUNITIES    DIVIDEND GROWTH
       SUBACCOUNT     SUBACCOUNT (A)         SUBACCOUNT         SUBACCOUNT               SUBACCOUNT         SUBACCOUNT
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
      $ 1,458,388               $ --           $ 62,963           $ 19,875                  $ 2,381           $ 12,048
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
        2,819,578             46,084            250,439             16,026                   29,261             57,637
          171,938              3,654             22,066              1,362                    2,098              4,285
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
        2,991,516             49,738            272,505             17,388                   31,359             61,922
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
       (1,533,128)           (49,738)          (209,542)             2,487                  (28,978)           (49,874)
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
       13,337,921                 --            436,327             43,842                       --                 --
       (9,244,604)          (135,578)        (1,242,286)           (89,422)                  66,520             11,587
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
        4,093,317           (135,578)          (805,959)           (45,580)                  66,520             11,587
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
      (64,026,673)        (1,830,916)       (10,201,486)          (319,346)                (846,778)        (1,265,207)
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
      (59,933,356)        (1,966,494)       (11,007,445)          (364,926)                (780,258)        (1,253,620)
-------------------- ------------------ ------------------ ------------------ ------------------------ ------------------
    $ (61,466,484)      $ (2,016,232)     $ (11,216,987)        $ (362,439)              $ (809,236)      $ (1,303,494)
==================== ================== ================== ================== ======================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             MORGAN STANLEY        MSF BLACKROCK    MSF BLACKROCK BOND    MSF BLACKROCK
                                              S&P 500 INDEX    AGGRESSIVE GROWTH                INCOME      DIVERSIFIED
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
                                         --------------------- -------------------- --------------------- ----------------
INVESTMENT INCOME:
      Dividends                                   $ 171,173                 $ --          $ 18,364,866      $ 4,318,837
                                         --------------------- -------------------- --------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                     149,783            2,108,045             5,151,317        1,883,907
      Administrative charges                         11,785              212,859               410,131            6,393
                                         --------------------- -------------------- --------------------- ----------------
        Total expenses                              161,568            2,320,904             5,561,448        1,890,300
                                         --------------------- -------------------- --------------------- ----------------
           Net investment income (loss)               9,605           (2,320,904)           12,803,418        2,428,537
                                         --------------------- -------------------- --------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                   --                    --        1,681,158
      Realized gains (losses) on sale of
        investments                                  14,702             (583,784)              947,866       (3,757,929)
                                         --------------------- -------------------- --------------------- ----------------
           Net realized gains (losses)               14,702             (583,784)              947,866       (2,076,771)
                                         --------------------- -------------------- --------------------- ----------------
     Change in unrealized gains (losses)
        on investments                           (3,665,149)         (82,608,125)          (32,707,621)     (45,812,412)
                                         --------------------- -------------------- --------------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                  (3,650,447)         (83,191,909)          (31,759,755)     (47,889,183)
                                         --------------------- -------------------- --------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (3,640,842)       $ (85,512,813)        $ (18,956,337)   $ (45,460,646)
                                         ===================== ==================== ===================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                          MSF BLACKROCK
MSF BLACKROCK LARGE    LEGACY LARGE CAP    MSF BLACKROCK          MSF CAPITAL    MSF DAVIS VENTURE
          CAP VALUE              GROWTH     MONEY MARKET GUARDIAN U.S. EQUITY                VALUE    MSF FI LARGE CAP
     SUBACCOUNT (A)      SUBACCOUNT (A)       SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (A)          SUBACCOUNT
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
               $ --                $ --     $ 10,958,694            $ 485,616                 $ --                $ --
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
            287,047                  10        5,836,329              471,878              583,033           3,347,497
             23,761                  --          413,696               58,599               45,500             281,679
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
            310,808                  10        6,250,025              530,477              628,533           3,629,176
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
           (310,808)                (10)       4,708,669              (44,861)            (628,533)         (3,629,176)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
                 --                  --               --            5,607,434                   --                  --
           (620,613)                 (6)              --           (3,901,906)          (2,115,336)        (14,455,035)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
           (620,613)                 (6)              --            1,705,528           (2,115,336)        (14,455,035)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
         (7,918,754)               (375)              --          (21,088,588)         (24,222,679)       (138,917,819)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
         (8,539,367)               (381)              --          (19,383,060)         (26,338,015)       (153,372,854)
---------------------- ------------------- ------------- ----------------------- -------------------- -------------------
       $ (8,850,175)             $ (391)     $ 4,708,669        $ (19,427,921)       $ (26,966,548)     $ (157,002,030)
====================== =================== ============= ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                            MSF LEHMAN
                                             MSF FI VALUE                           BROTHERS AGGREGATE              MSF METLIFE
                                                  LEADERS    MSF JENNISON GROWTH            BOND INDEX    AGGRESSIVE ALLOCATION
                                               SUBACCOUNT         SUBACCOUNT (A)            SUBACCOUNT               SUBACCOUNT
                                         ------------------- ---------------------- --------------------- ------------------------
INVESTMENT INCOME:
      Dividends                               $ 2,733,832                   $ --           $ 6,798,444                $ 316,815
                                         ------------------- ---------------------- --------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                 2,198,417                697,153             1,670,916                  699,990
      Administrative charges                      187,813                 74,536                   118                    8,495
                                         ------------------- ---------------------- --------------------- ------------------------
        Total expenses                          2,386,230                771,689             1,671,034                  708,485
                                         ------------------- ---------------------- --------------------- ------------------------
           Net investment income (loss)           347,602               (771,689)            5,127,410                 (391,670)
                                         ------------------- ---------------------- --------------------- ------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              15,893,038                     --                    --                1,859,047
      Realized gains (losses) on sale of
        investments                           (12,356,967)            (1,710,483)             (137,346)              (1,839,147)
                                         ------------------- ---------------------- --------------------- ------------------------
           Net realized gains (losses)          3,536,071             (1,710,483)             (137,346)                  19,900
                                         ------------------- ---------------------- --------------------- ------------------------
     Change in unrealized gains (losses)
        on investments                        (77,542,269)           (25,817,754)            1,373,510              (30,203,547)
                                         ------------------- ---------------------- --------------------- ------------------------
     Net realized and unrealized gains
        (losses) on investments               (74,006,198)           (27,528,237)            1,236,164              (30,183,647)
                                         ------------------- ---------------------- --------------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (73,658,596)         $ (28,299,926)          $ 6,363,574            $ (30,575,317)
                                         =================== ====================== ===================== ========================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MSF METLIFE            MSF METLIFE                                                        MSF METLIFE
CONSERVATIVE        CONSERVATIVE TO    MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK
  ALLOCATION    MODERATE ALLOCATION    CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX
  SUBACCOUNT             SUBACCOUNT         SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
   $ 213,219            $ 1,035,299           $ 70,377            $ 3,701,520              $ 2,517,069          $ 9,777,359
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
     368,029              1,167,205             64,546              5,517,468                4,747,759            5,862,043
      22,361                 20,492                 --                 49,377                   34,234               11,676
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
     390,390              1,187,697             64,546              5,566,845                4,781,993            5,873,719
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
    (177,171)              (152,398)             5,831             (1,865,325)              (2,264,924)           3,903,640
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
     195,634              1,107,319            463,811              6,096,622                6,921,940           20,969,861
    (554,393)            (2,284,965)          (269,606)            (8,844,380)              (8,159,654)         (14,151,470)
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
    (358,759)            (1,177,646)           194,205             (2,747,758)              (1,237,714)           6,818,391
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
  (3,754,793)           (21,885,122)        (2,504,793)          (146,964,157)            (165,604,362)        (234,453,075)
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
  (4,113,552)           (23,062,768)        (2,310,588)          (149,711,915)            (166,842,076)        (227,634,684)
--------------- ---------------------- ------------------ ---------------------- ------------------------ --------------------
$ (4,290,723)         $ (23,215,166)      $ (2,304,757)        $ (151,577,240)          $ (169,107,000)      $ (223,731,044)
=============== ====================== ================== ====================== ======================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                     MSF NEUBERGER
                                            MSF MFS TOTAL                     MSF MORGAN STANLEY    BERMAN MID CAP
                                                   RETURN    MSF MFS VALUE            EAFE INDEX             VALUE
                                               SUBACCOUNT       SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                           ----------------- ---------------- --------------------- -----------------
INVESTMENT INCOME:
      Dividends                              $ 29,120,396      $ 1,543,637           $ 3,160,341         $ 215,257
                                           ----------------- ---------------- --------------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                11,707,420        1,298,158             1,152,982           373,802
      Administrative charges                      998,938           86,050                 1,736            36,749
                                           ----------------- ---------------- --------------------- -----------------
        Total expenses                         12,706,358        1,384,208             1,154,718           410,551
                                           ----------------- ---------------- --------------------- -----------------
           Net investment income (loss)        16,414,038          159,429             2,005,623          (195,294)
                                           ----------------- ---------------- --------------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              66,875,747        6,124,116             4,366,461           309,161
      Realized gains (losses) on sale of
        investments                           (26,940,204)      (2,892,797)           (5,024,915)       (1,826,894)
                                           ----------------- ---------------- --------------------- -----------------
           Net realized gains (losses)         39,935,543        3,231,319              (658,454)       (1,517,733)
                                           ----------------- ---------------- --------------------- -----------------
     Change in unrealized gains (losses)
        on investments                       (269,876,523)     (36,694,100)          (56,104,443)      (12,349,170)
                                           ----------------- ---------------- --------------------- -----------------
     Net realized and unrealized gains
        (losses) on investments              (229,940,980)     (33,462,781)          (56,762,897)      (13,866,903)
                                           ----------------- ---------------- --------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations          $ (213,526,942)   $ (33,303,352)        $ (54,757,274)    $ (14,062,197)
                                           ================= ================ ===================== =================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                    MSF WESTERN ASSET    MSF WESTERN ASSET
MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC      MANAGEMENT U.S.
  GLOBAL EQUITY               INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES           GOVERNMENT
     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT       SUBACCOUNT (A)              SUBACCOUNT           SUBACCOUNT
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
    $ 9,005,132         $ 1,546,918            $ 170,383                 $ --               $ 359,789          $ 5,963,571
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      6,046,127           1,354,917              871,754              866,383                  93,981            2,489,181
        231,027               6,128               80,346               45,213                  10,128              178,037
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      6,277,154           1,361,045              952,100              911,596                 104,109            2,667,218
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      2,727,978             185,873             (781,717)            (911,596)                255,680            3,296,353
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
     16,272,111           6,068,677            3,258,574                   --                  53,084                   --
    (13,398,727)         (3,294,015)          (1,954,369)          (1,494,596)                (96,705)              49,847
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
      2,873,384           2,774,662            1,304,205           (1,494,596)                (43,621)              49,847
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
   (227,361,542)        (49,989,694)         (31,653,779)         (33,942,023)             (1,649,036)          (7,436,714)
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
   (224,488,158)        (47,215,032)         (30,349,574)         (35,436,619)             (1,692,657)          (7,386,867)
------------------ ------------------- -------------------- -------------------- ----------------------- --------------------
 $ (221,760,180)      $ (47,029,159)       $ (31,131,291)       $ (36,348,215)           $ (1,436,977)        $ (4,090,514)
================== =================== ==================== ==================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             PIMCO VIT TOTAL                        PIONEER VCT CULLEN         PIONEER VCT
                                                      RETURN    PIONEER VCT BOND                 VALUE    EMERGING MARKETS
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                         ---------------------- ------------------- --------------------- -------------------
INVESTMENT INCOME:
      Dividends                                 $ 18,323,889         $ 1,288,545             $ 230,759            $ 23,916
                                         ---------------------- ------------------- --------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    6,672,757             452,118               292,101             464,549
      Administrative charges                         550,256              38,168                25,093              39,454
                                         ---------------------- ------------------- --------------------- -------------------
        Total expenses                             7,223,013             490,286               317,194             504,003
                                         ---------------------- ------------------- --------------------- -------------------
           Net investment income (loss)           11,100,876             798,259               (86,435)           (480,087)
                                         ---------------------- ------------------- --------------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  7,274,452                  --                   575           4,242,406
      Realized gains (losses) on sale of
        investments                                1,405,254            (348,052)             (435,601)             50,416
                                         ---------------------- ------------------- --------------------- -------------------
           Net realized gains (losses)             8,679,706            (348,052)             (435,026)          4,292,822
                                         ---------------------- ------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                            (8,519,532)         (1,381,462)           (6,255,903)        (24,224,720)
                                         ---------------------- ------------------- --------------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                      160,174          (1,729,514)           (6,690,929)        (19,931,898)
                                         ---------------------- ------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations               $ 11,261,050          $ (931,255)         $ (6,777,364)      $ (20,411,985)
                                         ====================== =================== ===================== ===================

(a) For the period April 28, 2008 to December 31, 2008


The accompanying notes are an integral part of these financial statements.

                                                                                                                   PIONEER VCT
PIONEER VCT EQUITY                        PIONEER VCT GLOBAL    PIONEER VCT HIGH     PIONEER VCT IBBOTSON             IBBOTSON
            INCOME    PIONEER VCT FUND            HIGH YIELD               YIELD    AGGRESSIVE ALLOCATION    GROWTH ALLOCATION
        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
         $ 731,109           $ 614,732           $ 1,488,468         $ 2,685,365                $ 175,370          $ 5,269,408
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
           488,638             721,297               260,879             599,534                  197,441            4,947,435
            42,615              62,265                19,887              50,775                   15,961              353,236
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
           531,253             783,562               280,766             650,309                  213,402            5,300,671
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
           199,856            (168,830)            1,207,702           2,035,056                  (38,032)             (31,263)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
         1,700,382           1,683,355                    --             376,680                1,082,602           16,756,183
          (235,759)           (263,575)             (690,202)         (1,612,805)                (576,907)          (4,018,611)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
         1,464,623           1,419,780              (690,202)         (1,236,125)                 505,695           12,737,572
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
       (11,870,333)        (18,308,776)           (5,782,552)        (13,840,996)              (5,849,022)        (117,209,186)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
       (10,405,710)        (16,888,996)           (6,472,754)        (15,077,121)              (5,343,327)        (104,471,614)
--------------------- ------------------- --------------------- ------------------- ------------------------ --------------------
     $ (10,205,854)      $ (17,057,826)         $ (5,265,052)      $ (13,042,065)            $ (5,381,359)      $ (104,502,877)
===================== =================== ===================== =================== ======================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           PIONEER VCT IBBOTSON     PIONEER VCT            PIONEER VCT      PIONEER VCT
                                            MODERATE ALLOCATION    INDEPENDENCE    INTERNATIONAL VALUE    MID CAP VALUE
                                                     SUBACCOUNT      SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                           ----------------------- --------------- ---------------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 3,934,625         $ 1,749              $ 147,743        $ 508,204
                                           ----------------------- --------------- ---------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                       2,700,450          99,809                199,684          929,072
      Administrative charges                            203,774           8,534                 16,941           87,603
                                           ----------------------- --------------- ---------------------- ----------------
        Total expenses                                2,904,224         108,343                216,625        1,016,675
                                           ----------------------- --------------- ---------------------- ----------------
           Net investment income (loss)               1,030,401        (106,594)               (68,882)        (508,471)
                                           ----------------------- --------------- ---------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     8,564,517              --                419,671        4,614,976
      Realized gains (losses) on sale of
        investments                                  (3,799,626)       (125,759)              (268,758)      (4,567,005)
                                           ----------------------- --------------- ---------------------- ----------------
           Net realized gains (losses)                4,764,891        (125,759)               150,913           47,971
                                           ----------------------- --------------- ---------------------- ----------------
     Change in unrealized gains (losses)
        on investments                              (57,555,464)     (3,500,847)            (6,719,759)     (23,144,446)
                                           ----------------------- --------------- ---------------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                     (52,790,573)     (3,626,606)            (6,568,846)     (23,096,475)
                                           ----------------------- --------------- ---------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (51,760,172)   $ (3,733,200)          $ (6,637,728)   $ (23,604,946)
                                           ======================= =============== ====================== ================

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT OAK
RIDGE LARGE CAP    PIONEER VCT REAL    PIONEER VCT SMALL    PIONEER VCT STRATEGIC                          UIF CORE PLUS FIXED
         GROWTH       ESTATE SHARES            CAP VALUE                   INCOME    UIF CAPITAL GROWTH                 INCOME
     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
       $ 45,934           $ 620,868             $ 30,821              $ 3,422,418              $ 22,931              $ 833,371
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        205,861             275,422              223,507                  908,587               190,791                348,095
         17,304              23,804               19,346                   76,275                17,860                 26,880
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        223,165             299,226              242,853                  984,862               208,651                374,975
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
       (177,231)            321,642             (212,032)               2,437,556              (185,720)               458,396
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        575,528           4,396,579            2,093,002                   77,827                    --                     --
       (283,583)         (1,288,703)          (1,280,426)              (1,269,263)              534,764               (552,837)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
        291,945           3,107,876              812,576               (1,191,436)              534,764               (552,837)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
     (5,659,303)        (10,249,558)          (6,642,843)              (8,456,601)           (7,581,642)            (2,368,464)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
     (5,367,358)         (7,141,682)          (5,830,267)              (9,648,037)           (7,046,878)            (2,921,301)
------------------ ------------------- -------------------- ------------------------ --------------------- ----------------------
   $ (5,544,589)       $ (6,820,040)        $ (6,042,299)            $ (7,210,481)         $ (7,232,598)          $ (2,462,905)
================== =================== ==================== ======================== ===================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             UIF EQUITY AND    UIF SMALL COMPANY    UIF U.S. REAL ESTATE
                                                     INCOME               GROWTH              SECURITIES       UIF VALUE
                                                 SUBACCOUNT           SUBACCOUNT              SUBACCOUNT      SUBACCOUNT
                                         --------------------- -------------------- ----------------------- ---------------
INVESTMENT INCOME:
      Dividends                                 $ 4,596,200                 $ --               $ 923,150       $ 529,617
                                         --------------------- -------------------- ----------------------- ---------------
EXPENSES:
      Mortality and expense risk
        charges                                   2,889,790              117,699                 396,911         240,070
      Administrative charges                        289,621                8,974                  40,624          24,015
                                         --------------------- -------------------- ----------------------- ---------------
        Total expenses                            3,179,411              126,673                 437,535         264,085
                                         --------------------- -------------------- ----------------------- ---------------
           Net investment income (loss)           1,416,789             (126,673)                485,615         265,532
                                         --------------------- -------------------- ----------------------- ---------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 6,185,897              609,431              10,124,560       2,667,464
      Realized gains (losses) on sale of
        investments                              (2,705,754)            (188,297)             (8,673,023)     (1,107,198)
                                         --------------------- -------------------- ----------------------- ---------------
           Net realized gains (losses)            3,480,143              421,134               1,451,537       1,560,266
                                         --------------------- -------------------- ----------------------- ---------------
     Change in unrealized gains (losses)
        on investments                          (57,249,024)          (3,384,971)            (12,937,822)     (8,736,252)
                                         --------------------- -------------------- ----------------------- ---------------
     Net realized and unrealized gains
        (losses) on investments                 (53,768,881)          (2,963,837)            (11,486,285)     (7,175,986)
                                         --------------------- -------------------- ----------------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations             $ (52,352,092)        $ (3,090,510)          $ (11,000,670)   $ (6,910,454)
                                         ===================== ==================== ======================= ===============

(a) For the period April 28, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                  WELLS FARGO VT
VAN KAMPEN LIT    VAN KAMPEN LIT    VAN KAMPEN LIT    VAN KAMPEN LIT       VAN KAMPEN LIT              ADVANTAGE
CAPITAL GROWTH          COMSTOCK        ENTERPRISE        GOVERNMENT    GROWTH AND INCOME    SMALL/MID CAP VALUE
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
     $ 255,192       $ 7,802,125          $ 90,706       $ 1,801,586          $ 3,894,626                   $ --
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
       734,128         5,085,275           146,803           605,862            3,000,034                 60,540
        72,053           478,932            14,749            59,201              301,799                  4,218
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
       806,181         5,564,207           161,552           665,063            3,301,833                 64,758
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
      (550,989)        2,237,918           (70,846)        1,136,523              592,793                (64,758)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
            --        19,113,784                --                --            7,487,529                907,344
    (9,258,760)       (8,190,558)         (406,326)         (379,206)             823,260               (225,946)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
    (9,258,760)       10,923,226          (406,326)         (379,206)           8,310,789                681,398
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
    (7,263,071)     (156,224,265)       (4,779,612)         (960,412)         (86,630,042)            (2,896,130)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
   (16,521,831)     (145,301,039)       (5,185,938)       (1,339,618)         (78,319,253)            (2,214,732)
----------------- ----------------- ----------------- ----------------- -------------------- ----------------------
 $ (17,072,820)   $ (143,063,121)     $ (5,256,784)       $ (203,095)       $ (77,726,460)          $ (2,279,490)
================= ================= ================= ================= ==================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                        ALGER AMERICAN CAPITAL            ALLIANCEBERNSTEIN
                                             AIM V.I. UTILITIES                   APPRECIATION            GLOBAL TECHNOLOGY
                                                     SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                   ------------------------------- ------------------------------ ----------------------------
                                          2008          2007 (A)         2008          2007 (A)         2008        2007 (A)
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 27,491      $ (4,759)      $   (91,381)       $ (96,009)   $  (31,714)     $ (37,641)
  Net realized gains (losses)          575,182          553,765         46,131          237,962       (22,007)       116,363
  Change in unrealized gains
     (losses) on investments        (2,236,607)         285,581     (2,807,081)       1,123,374    (1,152,431)       270,115
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,633,934)         834,587     (2,852,331)       1,265,327    (1,206,152)       348,837
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               50,490          103,252         39,676          100,392        30,940        333,193
  Net transfers (including fixed
     account)                          (36,677)          77,354         47,378        1,218,817       (22,437)       301,788
  Contract charges                      (1,072)          (1,008)        (1,183)            (975)         (767)          (652)
  Transfers for contract benefits
     and terminations                 (652,300)        (455,976)      (545,717)        (261,788)     (547,893)      (123,138)
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (639,559)        (276,378)      (459,846)       1,056,446      (540,157)       511,191
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
     Net increase (decrease)
       in net assets                (2,273,493)         558,209     (3,312,177)       2,321,773    (1,746,309)       860,028
NET ASSETS:
  Beginning of period                5,279,182        4,720,973      6,258,265        3,936,492     2,814,482      1,954,454
                                   -------------- ---------------- ------------- ---------------- ------------- --------------
  End of period                    $ 3,005,689    $ 5,279,182      $ 2,946,088      $ 6,258,265    $1,068,173    $ 2,814,482
                                   ============== ================ ============= ================ ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS
   AMERICAN                                    GLOBAL SMALL
 FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH  CAPITALIZATION             AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
 SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------ ------------------------------- ----------------- --------------------------------- ---------------------------------
    2008 (B)          2008          2007 (A)        2008 (B)            2008          2007 (A)            2008          2007 (A)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
  $ 108,747     $ (142,104)     $ 2,840,577        $ (6,288)    $ (5,563,967)    $ (7,653,702)      $ (889,308)    $ (2,532,056)
    (66,518)    25,178,828       26,381,100          (1,312)      58,090,301       79,792,273       30,644,415       47,832,119
   (224,525)  (145,949,450)       7,773,885        (466,474)    (344,375,290)      (1,156,823)    (253,965,899)     (22,172,301)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
   (182,296)  (120,912,726)      36,995,562        (474,074)    (291,848,956)      70,981,748     (224,210,792)      23,127,762
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
     18,748      4,095,898        5,786,438          31,938        6,669,922        9,120,133        3,859,518        7,914,643
  2,717,109     (4,073,076)      20,251,946       1,498,692       (9,335,039)      (8,464,960)     (22,119,042)     (14,120,018)
       (509)       (50,579)         (45,855)           (248)        (113,111)        (111,735)         (99,249)        (100,804)
   (177,870)   (29,031,921)     (32,849,635)        (38,976)     (59,936,898)     (77,894,421)     (59,967,950)     (70,281,756)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
  2,557,478    (29,059,678)      (6,857,106)      1,491,406      (62,715,126)     (77,350,983)     (78,326,723)     (76,587,935)
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
  2,375,182   (149,972,404)      30,138,456       1,017,332     (354,564,082)      (6,369,235)    (302,537,515)     (53,460,173)
         --    321,760,742      291,622,286              --      695,771,349      702,140,584      629,811,177      683,271,350
------------ ---------------- -------------- ----------------- ---------------- ---------------- ---------------- ----------------
$ 2,375,182  $ 171,788,338    $ 321,760,742     $ 1,017,332    $ 341,207,267    $ 695,771,349    $ 327,273,662    $ 629,811,177
============ ================ ============== ================= ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   CREDIT SUISSE TRUST GLOBAL                                    DREYFUS SOCIALLY RESPONSIBLE
                                                    SMALL CAP    DELAWARE VIP SMALL CAP VALUE                          GROWTH
                                                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------- ------------------------------- -------------------------------
                                        2008          2007 (A)           2008         2007 (A)        2008            2007 (A)
                                   ------------     ------------ --------------- --------------- ------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (3,222)       $ (41,642)     $ (169,506)     $ (402,265)   $ (10,996)         $ (14,165)
  Net realized gains (losses)        (23,483)         102,135       1,842,673       6,156,196       (2,702)            19,272
  Change in unrealized gains
     (losses) on investments        (787,170)        (169,131)    (10,637,836)     (8,574,386)    (282,713)            37,717
                                   ------------     ------------ --------------- --------------- ------------     --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (813,875)        (108,638)     (8,964,669)     (2,820,455)    (296,411)            42,824
                                   ------------     ------------ --------------- --------------- ------------     --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              5,899           61,207       1,169,218       1,659,567        2,631             17,596
  Net transfers (including fixed
     account)                         26,231         (209,212)     (3,019,184)     (1,405,195)      11,883            (45,066)
  Contract charges                      (322)            (343)         (2,451)         (2,758)        (186)              (174)
  Transfers for contract benefits
     and terminations               (121,699)        (155,155)     (4,122,434)     (8,566,957)     (14,953)           (45,395)
                                   ------------     ------------ --------------- --------------- ------------     --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (89,891)        (303,503)     (5,974,851)     (8,315,343)        (625)           (73,039)
                                   ------------     ------------ --------------- --------------- ------------     --------------
     Net increase (decrease)
       in net assets                (903,766)        (412,141)    (14,939,520)    (11,135,798)    (297,036)           (30,215)
NET ASSETS:
  Beginning of period              1,758,304        2,170,445      33,497,643      44,633,441      792,444            822,659
                                   ------------     ------------ --------------- --------------- ------------     --------------
  End of period                    $ 854,538      $ 1,758,304    $ 18,558,123    $ 33,497,643    $ 495,408          $ 792,444
                                   ============ ================ =============== =============== ============ ==================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                            DWSII DREMAN SMALL MID CAP
        DWSI CAPITAL GROWTH     DWSI GLOBAL OPPORTUNITIES              DWSI HEALTH CARE                          VALUE
                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
------------------------------ ----------------------------- ----------------------------- ------------------------------
       2008         2007 (A)          2008        2007 (A)          2008        2007 (A)          2008         2007 (A)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 $ (182,493)     $ (311,465)    $ (110,568)     $ (71,470)     $ (89,831)    $ (108,932)     $ (85,024)     $ (272,952)
    269,436         463,707        802,913        897,349        712,873        509,474      4,834,318       3,341,343
 (5,437,835)      1,564,552     (4,347,920)      (340,234)    (1,898,312)       159,703    (10,319,630)     (2,835,981)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (5,350,892)      1,716,794     (3,655,575)       485,645     (1,275,270)       560,245     (5,570,336)        232,410
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
     51,494         203,347         46,560         72,764         25,319         84,493         67,741         254,523
 (1,705,808)       (770,805)       (62,435)       125,572       (264,427)        66,201     (1,097,326)     (1,363,890)
     (4,034)         (3,890)        (1,418)        (1,439)        (1,104)        (1,070)        (3,214)         (3,558)
 (1,359,460)     (1,216,646)      (494,530)      (415,586)      (409,210)      (485,451)    (1,456,971)     (1,557,591)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (3,017,808)     (1,787,994)      (511,823)      (218,689)      (649,422)      (335,827)    (2,489,770)     (2,670,516)
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (8,368,700)        (71,200)    (4,167,398)       266,956     (1,924,692)       224,418     (8,060,106)     (2,438,106)
 18,006,933      18,078,133      7,417,353      7,150,397      5,410,164      5,185,746     17,838,953      20,277,059
-------------- --------------- -------------- -------------- -------------- -------------- -------------- ---------------
$ 9,638,233    $ 18,006,933    $ 3,249,955    $ 7,417,353    $ 3,485,472    $ 5,410,164    $ 9,778,847    $ 17,838,953
============== =============== ============== ============== ============== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      DWSII GOVERNMENT & AGENCY
                                                     SECURITIES    DWSII CONSERVATIVE ALLOCATION        DWSII GLOBAL THEMATIC
                                                     SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                   ------------------------------- -------------------------------- ----------------------------
                                          2008          2007 (A)         2008            2007 (A)         2008        2007 (A)
                                   --------------     ------------ ------------- ------------------ ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 161,042        $ 123,340     $1,607,373         $ 11,937      $ (59,432)    $ (163,650)
  Net realized gains (losses)          (16,194)         (61,251)     2,244,011          725,408      1,461,215      1,646,910
  Change in unrealized gains
     (losses) on investments           (17,071)         116,001     (8,097,720)        (263,810)    (5,697,593)    (1,210,361)
                                   --------------     ------------ ------------- ------------------ ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 127,777          178,090     (4,246,336)         473,535     (4,295,810)       272,899
                                   --------------     ------------ ------------- ------------------ ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               45,559           16,459         14,024          658,408         31,254        154,509
  Net transfers (including fixed
     account)                        3,768,709            7,817        469,218         (890,608)      (849,432)     1,416,057
  Contract charges                      (1,627)            (669)        (4,792)          (4,446)        (1,295)        (1,499)
  Transfers for contract benefits
     and terminations               (1,032,141)        (460,561)    (1,347,193)      (1,198,861)      (685,930)      (457,411)
                                   --------------     ------------ ------------- ------------------ ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    2,780,500         (436,954)      (868,743)      (1,435,507)    (1,505,403)     1,111,656
                                   --------------     ------------ ------------- ------------------ ------------- --------------
     Net increase (decrease)
       in net assets                 2,908,277         (258,864)    (5,115,079)        (961,972)    (5,801,213)     1,384,555
NET ASSETS:
  Beginning of period                4,755,051        5,013,915     17,790,622       18,752,594      9,874,816      8,490,261
                                   --------------     ------------ ------------- ------------------ ------------- --------------
  End of period                    $ 7,663,328      $ 4,755,051    $12,675,543     $ 17,790,622     $4,073,603    $ 9,874,816
                                   ============== ================ ============= ================== ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

     DWSII GROWTH ALLOCATION       DWSII MODERATE ALLOCATION              DWSII TECHNOLOGY           FIDELITY VIP CONTRAFUND
                  SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- ----------------------------- ---------------------------------
        2008         2007 (A)           2008         2007 (A)          2008        2007 (A)            2008          2007 (A)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
   $ 747,228       $ (24,655)      $ 669,587        $ 82,989      $ (45,310)     $ (58,905)    $ (2,491,871)    $ (3,177,728)
   5,062,719       2,051,942       3,024,755       1,733,569        (65,877)       167,990       (4,273,545)     107,460,476
 (17,059,205)       (915,420)    (14,794,190)       (769,956)    (1,329,213)       177,004     (159,012,593)     (50,902,766)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
 (11,249,258)      1,111,867     (11,099,848)      1,046,602     (1,440,400)       286,089     (165,778,009)      53,379,982
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
     151,270         720,902         130,577         754,745         26,550         99,241       12,523,302       14,776,118
    (991,932)         (6,701)      2,787,869         516,245       (122,312)       197,444       (2,132,610)      19,672,546
      (7,303)         (7,619)         (7,716)         (7,188)          (758)          (796)        (123,002)        (119,411)
  (1,054,577)     (1,230,299)     (3,076,538)     (2,797,100)      (138,735)      (277,274)     (35,694,869)     (39,670,246)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
  (1,902,542)       (523,717)       (165,808)     (1,533,298)      (235,255)        18,615      (25,427,179)      (5,340,993)
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
 (13,151,800)        588,150     (11,265,656)       (486,696)    (1,675,655)       304,704     (191,205,188)      48,038,989
  32,899,643      32,311,493      34,197,210      34,683,906      3,184,957      2,880,253      395,591,028      347,552,039
--------------- --------------- --------------- --------------- -------------- -------------- ---------------- ----------------
$ 19,747,843    $ 32,899,643    $ 22,931,554    $ 34,197,210    $ 1,509,302    $ 3,184,957    $ 204,385,840    $ 395,591,028
=============== =============== =============== =============== ============== ============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   FIDELITY VIP DYNAMIC CAPITAL
                                                   APPRECIATION        FIDELITY VIP EQUITY-INCOME       FIDELITY VIP HIGH INCOME
                                                     SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- --------------------------------- ------------------------------
                                          2008          2007 (A)          2008            2007 (A)          2008         2007 (A)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (40,740)       $ (81,882)   $ 3,610,598        $ 2,265,536     $2,315,834     $ 2,548,577
  Net realized gains (losses)          (16,974)         989,148     (6,497,573)        44,682,283     (1,196,314)       (949,910)
  Change in unrealized gains
     (losses) on investments        (1,661,209)        (614,806)  (158,555,008)       (44,182,944)    (9,618,517)       (938,597)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,718,923)         292,460   (161,441,983)         2,764,875     (8,498,997)        660,070
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               84,750           73,865     16,011,209         21,117,583      1,242,887       1,611,569
  Net transfers (including fixed
     account)                         (530,611)        (537,463)   (24,029,309)           530,467     (1,439,819)     (1,040,128)
  Contract charges                        (692)            (798)      (252,582)          (303,832)       (27,738)        (29,209)
  Transfers for contract benefits
     and terminations                 (321,030)        (654,810)   (31,660,417)       (55,721,881)    (3,216,660)     (5,933,118)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (767,583)      (1,119,206)   (39,931,099)       (34,377,663)    (3,441,330)     (5,390,886)
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets                (2,486,506)        (826,746)  (201,373,082)       (31,612,788)   (11,940,327)     (4,730,816)
NET ASSETS:
  Beginning of period                4,597,424        5,424,170    400,892,976        432,505,764     35,721,575      40,452,391
                                   -------------- ---------------- -------------- ------------------ -------------- ---------------
  End of period                    $ 2,110,918       $4,597,424  $ 199,519,894      $ 400,892,976    $23,781,248    $ 35,721,575
                                   ============== ================ ============== ================== ============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                           FTVIPT FRANKLIN INCOME          FTVIPT FRANKLIN RISING
          FIDELITY VIP MID CAP    FTVIPT MUTUAL SHARES SECURITIES                      SECURITIES            DIVIDENDS SECURITIES
                    SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- ---------------------------------- ------------------------------- -------------------------------
         2008          2007 (A)           2008            2007 (A)           2008         2007 (A)           2008         2007 (A)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
 $ (4,544,559)    $ (4,712,718)      $ 889,708         $ (185,183)    $ 1,141,913       $ 462,911       $ (28,769)      $ 177,667
   53,982,650       50,186,397       1,537,858          4,875,379        (652,981)        514,225        (334,360)      1,599,498
 (215,124,181)       7,635,362     (33,386,323)        (3,194,715)    (11,768,551)       (673,460)     (9,350,267)     (3,533,528)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
 (165,686,090)      53,109,041     (30,958,757)         1,495,481     (11,279,619)        303,676      (9,713,396)     (1,756,363)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
   17,669,552       21,557,022         787,259          1,690,521         104,965       1,073,691         747,655       1,744,275
  (16,505,114)       3,864,684      (4,868,005)         6,276,717       5,509,171      10,843,296      (2,278,656)     (1,080,311)
     (145,548)        (145,162)        (22,059)           (21,949)         (4,325)         (3,145)         (9,296)         (9,376)
  (38,463,190)     (44,666,208)     (8,084,621)        (7,559,514)     (3,608,708)     (2,567,013)     (3,445,949)     (2,733,745)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
  (37,444,300)     (19,389,664)    (12,187,426)           385,775       2,001,103       9,346,829      (4,986,246)     (2,079,157)
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
 (203,130,390)      33,719,377     (43,146,183)         1,881,256      (9,278,516)      9,650,505     (14,699,642)     (3,835,520)
  435,231,658      401,512,281      88,384,934         86,503,678      34,418,610      24,768,105      36,386,985      40,222,505
---------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ---------------
$ 232,101,268    $ 435,231,658    $ 45,238,751       $ 88,384,934    $ 25,140,094    $ 34,418,610    $ 21,687,343    $ 36,386,985
================ ================ =============== ================== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                     FTVIPT FRANKLIN SMALL-MID CAP    FTVIPT TEMPLETON DEVELOPING        FTVIPT TEMPLETON FOREIGN
                                                 GROWTH SECURITIES             MARKETS SECURITIES                      SECURITIES
                                                        SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------------- ------------------------------ -------------------------------
                                           2008            2007 (A)          2008         2007 (A)          2008          2007 (A)
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (907,644)      $ (1,263,542)   $    177,411     $   650,286    $  1,048,056        $ 298,110
  Net realized gains (losses)         5,243,480          8,080,856      23,030,599      22,975,245      20,467,386       26,137,165
  Change in unrealized gains
     (losses) on investments        (30,953,725)          (677,020)    (65,209,597)      8,022,807    (114,496,778)       3,678,527
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (26,617,889)         6,140,294     (42,001,587)     31,648,338     (92,981,336)      30,113,802
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,022,356          1,638,247       3,248,389       4,327,979       2,957,266        5,953,022
  Net transfers (including fixed
     account)                        (2,495,602)           958,356     (91,131,411)      5,841,612      (7,608,103)      (3,761,673)
  Contract charges                      (18,087)           (18,596)        (21,219)        (33,703)        (40,943)         (40,589)
  Transfers for contract benefits
     and terminations                (6,580,391)        (9,663,038)     (6,070,296)    (16,285,893)    (21,601,173)     (29,198,513)
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (8,071,724)        (7,085,031)    (93,974,537)     (6,150,005)    (26,292,953)     (27,047,753)
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
     Net increase (decrease)
       in net assets                (34,689,613)          (944,737)   (135,976,124)     25,498,333    (119,274,289)       3,066,049
NET ASSETS:
  Beginning of period                67,187,998         68,132,735     152,721,262     127,222,929     240,864,853      237,798,804
                                   --------------- ------------------ -------------- --------------- -------------- ----------------
  End of period                    $ 32,498,385       $ 67,187,998    $ 16,745,138    $152,721,262    $121,590,564    $ 240,864,853
                                   =============== ================== ============== =============== ============== ================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

     FTVIPT TEMPLETON GROWTH
                  SECURITIES             JANUS ASPEN FORTY    JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY
                  SUBACCOUNT                    SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
------------------------------- ----------------------------- ----------------------------------- --------------------------------
        2008         2007 (A)          2008        2007 (A)          2008              2007 (A)          2008           2007 (A)
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
    $ 58,313      $ (164,755)     $ (96,238)     $ (95,582)     $ (97,412)          $ (124,014)    $ (128,421)       $ (113,390)
   1,967,334       3,447,878        682,067        483,955        515,283              551,207       (123,645)          283,012
 (23,386,449)     (2,923,221)    (3,765,292)     1,674,607     (2,583,481)           1,044,809     (4,309,848)        1,488,151
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
 (21,360,802)        359,902     (3,179,463)     2,062,980     (2,165,610)           1,472,002     (4,561,914)        1,657,773
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
     263,429       1,245,719             --          3,799          4,226               25,565         24,603            64,130
      10,794       2,822,541        145,088        505,371       (352,261)            (302,490)      (158,477)        1,461,628
     (15,691)        (16,706)        (1,233)          (952)        (3,262)              (3,283)        (3,819)           (3,776)
  (4,437,436)     (4,801,425)    (1,377,005)      (749,216)    (1,223,754)            (805,351)    (1,229,082)         (942,038)
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
  (4,178,904)       (749,871)    (1,233,150)      (240,998)    (1,575,051)          (1,085,559)    (1,366,775)          579,944
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
 (25,539,706)       (389,969)    (4,412,613)     1,821,982     (3,740,661)             386,443     (5,928,689)        2,237,717
  52,085,357      52,475,326      8,101,336      6,279,354      8,274,842            7,888,399     10,864,204         8,626,487
--------------- --------------- -------------- -------------- -------------- -------------------- -------------- -----------------
$ 26,545,651    $ 52,085,357    $ 3,688,723    $ 8,101,336    $ 4,534,181          $ 8,274,842    $ 4,935,515      $ 10,864,204
=============== =============== ============== ============== ============== ==================== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   JANUS ASPEN INTERNATIONAL GROWTH       JANUS ASPEN MID CAP GROWTH    JANUS ASPEN MID CAP VALUE
                                                         SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                                   ----------------------------------- -------------------------------- ----------------------------
                                           2008             2007 (A)          2008           2007 (A)         2008        2007 (A)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (164,459)      $    (755,858)   $  (345,794)       $ (426,990)   $  (36,924)     $ (15,611)
  Net realized gains (losses)        13,444,378           6,330,896      1,503,330         1,220,807       406,277        420,675
  Change in unrealized gains
     (losses) on investments        (65,791,608)         13,211,568    (12,730,826)        4,015,187    (1,306,582)      (191,360)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (52,511,689)         18,786,606    (11,573,290)        4,809,004      (937,229)       213,704
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             6,820,699           6,286,771      1,024,615           439,630            --         17,470
  Net transfers (including fixed
     account)                        (2,219,184)         19,820,515       (517,484)          733,004        24,812       (197,317)
  Contract charges                      (50,468)            (49,246)        (5,794)           (5,668)         (462)          (417)
  Transfers for contract benefits
     and terminations                (5,662,321)         (9,221,783)    (2,482,216)       (4,353,481)     (502,273)      (339,549)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (1,111,274)         16,836,257     (1,980,879)       (3,186,515)     (477,923)      (519,813)
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
     Net increase (decrease)
       in net assets                (53,622,963)         35,622,863    (13,554,169)        1,622,489    (1,415,152)      (306,109)
NET ASSETS:
  Beginning of period                98,924,859          63,301,996     27,341,621        25,719,132     3,616,456      3,922,565
                                   --------------- ------------------- -------------- ----------------- ------------- --------------
  End of period                    $ 45,301,896      $   98,924,859    $13,787,452      $ 27,341,621    $2,201,304    $ 3,616,456
                                   =============== =================== ============== ================= ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

JANUS ASPEN WORLDWIDE GROWTH         LMPVET AGGRESSIVE GROWTH              LMPVET APPRECIATION        LMPVET CAPITAL AND INCOME
                  SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
------------------------------ -------------------------------- -------------------------------- ---------------------------------
       2008          2007 (A)           2008          2007 (A)           2008          2007 (A)           2008          2007 (A)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
 $ (103,705)      $ (258,291)   $(10,682,078)    $(15,447,352)   $ (2,640,096)    $ (4,127,717)   $ (1,938,875)    $ (1,520,889)
  4,444,624        1,787,751       6,981,186       56,163,271      22,333,532       96,017,723      (8,947,363)      53,394,116
 (6,683,395)         809,842    (321,052,738)     (39,319,217)   (238,791,753)     (39,739,521)    (71,866,879)     (42,050,633)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
 (2,342,476)       2,339,302    (324,753,630)       1,396,702    (219,098,317)      52,150,485     (82,753,117)       9,822,594
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
    193,865          411,086       8,925,401       16,796,459       4,365,406        7,882,194       1,979,925        3,397,226
(23,767,018)       1,293,194     (42,347,744)     (46,305,380)    (48,805,811)      72,789,174     (16,389,562)       9,088,809
       (153)          (7,680)       (415,120)        (461,396)       (391,070)        (417,702)        (48,397)         (49,320)
 (1,494,294)      (5,430,459)    (85,476,209)    (107,190,774)    (97,667,163)     (98,358,161)    (27,085,025)     (30,118,523)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
(25,067,600)      (3,733,859)   (119,313,672)    (137,161,091)   (142,498,638)     (18,104,495)    (41,543,059)     (17,681,808)
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
(27,410,076)      (1,394,557)   (444,067,302)    (135,764,389)   (361,596,955)      34,045,990    (124,296,176)      (7,859,214)
 28,343,346       29,737,903     873,001,582    1,008,765,971     814,727,982      780,681,992     255,766,152      263,625,366
-------------- --------------- ---------------- --------------- ---------------- --------------- ---------------- ----------------
  $ 933,270     $ 28,343,346   $ 428,934,280    $ 873,001,582   $ 453,131,027    $ 814,727,982   $ 131,469,976    $ 255,766,152
============== =============== ================ =============== ================ =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY             LMPVET EQUITY INDEX
                                                         SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------------- ----------------------------  ------------------------------
                                              2008          2007 (A)         2008         2007 (A)          2008         2007 (A)
                                   ------------------ --------------- --------------- ------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (3,119,209)     $(4,088,369)  $   603,598     $   256,779   $ (8,455,890)    $ (17,761,317)
  Net realized gains (losses)           29,866,607       21,899,939    (1,314,142)        805,354      6,140,358       131,143,303
  Change in unrealized gains
     (losses) on investments          (107,121,597)     (17,049,578)  (17,573,568)      2,425,588   (376,452,252)      (75,570,064)
                                   ------------------ --------------- --------------- ------------  --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (80,374,199)         761,992   (18,284,112)      3,487,721   (378,767,784)       37,811,922
                                   ------------------ --------------- --------------- ------------  --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   80,293        1,596,658       390,250         927,658     49,431,548        16,086,820
  Net transfers (including fixed
     account)                          (18,356,010)     (14,795,359)   (3,081,498)     (2,061,550)  (207,702,486)     (275,595,931)
  Contract charges                         (36,590)         (38,222)      (39,155)        (43,340)      (278,370)         (356,383)
  Transfers for contract benefits
     and terminations                  (27,850,590)     (31,470,695)   (8,066,270)     (8,358,761)   (84,142,731)     (118,778,177)
                                   ------------------ --------------- --------------- ------------  --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (46,162,897)     (44,707,618)  (10,796,673)     (9,535,993)  (242,692,039)     (378,643,671)
                                   ------------------ --------------- --------------- ------------  --------------- --------------
     Net increase (decrease)
       in net assets                  (126,537,096)     (43,945,626)  (29,080,785)     (6,048,272)  (621,459,823)     (340,831,749)
NET ASSETS:
  Beginning of period                  221,598,096      265,543,722    67,840,329      73,888,601  1,139,332,798     1,480,164,547
                                   ------------------ --------------- -------------- ------------- ---------------- --------------
  End of period                       $ 95,061,000 $    221,598,096   $38,759,544    $ 67,840,329  $ 517,872,975    $1,139,332,798
                                   ================== =============== ============== ============= ================ ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                   LMPVET INTERNATIONAL ALL CAP
      LMPVET FUNDAMENTAL VALUE            LMPVET GLOBAL EQUITY                      OPPORTUNITY                  LMPVET INVESTORS
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- -------------------------------
         2008          2007 (A)           2008         2007 (A)           2008          2007 (A)              2008        2007 (A)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
    $ 146,583     $ (3,340,272)   $ (1,125,784)   $ (1,232,172)      $ 590,857       $ (667,991)     $    (591,328)   $   (108,610)
  (14,805,483)      70,552,190       6,324,271       6,715,737     (12,209,484)      78,215,531         (1,502,162)     17,569,477
 (286,063,407)     (75,808,812)    (35,987,482)     (2,957,311)    (44,954,847)     (69,907,270)      (105,245,206)    (18,904,789)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
 (300,722,307)      (8,596,894)    (30,788,995)      2,526,254     (56,573,474)       7,640,270       (107,338,696)     (1,443,922)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
    8,621,864       13,857,506         192,764         661,124       1,703,924        2,804,808          2,488,133       3,078,955
  (48,654,348)     158,885,733      (4,116,433)     (1,187,201)     (3,537,285)      (3,358,516)       (16,377,761)    223,847,215
     (319,653)        (354,122)        (12,186)        (12,700)        (75,243)         (89,160)          (129,821)       (148,338)
 (100,575,463)    (121,974,217)    (10,047,512)     (8,599,673)    (16,060,554)     (25,114,683)       (43,469,753)    (51,269,497)
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
 (140,927,600)      50,414,900     (13,983,367)     (9,138,450)    (17,969,158)     (25,757,551)       (57,489,202)    175,508,335
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
 (441,649,907)      41,818,006     (44,772,362)     (6,612,196)    (74,542,632)     (18,117,281)      (164,827,898)    174,064,413
  899,059,753      857,241,747      82,583,852      89,196,048     140,032,107      158,149,388        330,952,064     156,887,651
---------------- ---------------- --------------- --------------- --------------- ---------------- ------------------ ------------
$ 457,409,846    $ 899,059,753    $ 37,811,490    $ 82,583,852    $ 65,489,475    $ 140,032,107      $ 166,124,166    $330,952,064
================ ================ =============== =============== =============== ================ ================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                                  LMPVET LIFESTYLE
                                   LMPVET LARGE CAP GROWTH         LMPVET LIFESTYLE ALLOCATION 50%                  ALLOCATION 70%
                                                SUBACCOUNT                               SUBACCOUNT                     SUBACCOUNT
                                  --------------------------------- --------------------------------- -----------------------------
                                           2008      2007 (A)               2008            2007 (A)          2008         2007 (A)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (2,434,388)   $    (4,208,086) $  2,479,250   $     3,590,032    $   643,117     $ 1,126,311
  Net realized gains (losses)            88,318         13,042,767       512,059         4,701,626     (2,801,886)      1,935,331
  Change in unrealized gains
     (losses) on investments        (76,817,254)         1,153,599   (47,437,354)       (5,039,942)   (25,721,491)       (397,385)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (79,163,324)         9,988,280   (44,446,045)        3,251,716    (27,880,260)      2,664,257
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,798,240          3,937,659       556,869         1,341,545        745,232         657,024
  Net transfers (including fixed
     account)                       (12,440,014)       (15,317,884)   (3,284,578)          250,890     (1,094,099)     (1,642,258)
  Contract charges                      (68,335)           (76,393)      (85,586)          (95,700)       (73,518)        (84,138)
  Transfers for contract benefits
     and terminations               (28,733,323)       (46,004,649)  (26,535,523)      (26,702,212)   (12,414,104)    (16,533,148)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (39,443,432)       (57,461,267)  (29,348,818)      (25,205,477)   (12,836,489)    (17,602,520)
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
     Net increase (decrease)
       in net assets               (118,606,756)       (47,472,987)  (73,794,863)      (21,953,761)   (40,716,749)    (14,938,263)
NET ASSETS:
  Beginning of period               234,261,631        281,734,618   171,934,433       193,888,194     91,454,984     106,393,247
                                  ---------------- ---------------- -------------- ------------------ -------------- --------------
  End of period                   $ 115,654,875    $   234,261,631  $ 98,139,570   $   171,934,433    $50,738,235    $ 91,454,984
                                  ================ ================ ============== ================== ============== ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

LMPVET LIFESTYLE ALLOCATION 85%              LMPVET MID CAP CORE          LMPVET SMALL CAP GROWTH         LMPVET SOCIAL AWARENESS
                     SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
---------------------------------- -------------------------------- -------------------------------- -------------------------------
        2008            2007 (A)           2008          2007 (A)           2008          2007 (A)           2008         2007 (A)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
   $ 101,157           $ 58,724    $ (1,269,715)    $ (1,607,232)   $ (1,455,340)    $ (1,754,060)      $ 342,811        $ 21,204
  (1,546,513)         4,981,011      (3,753,382)      25,331,557       1,045,510       10,674,070        (938,481)     13,348,028
 (19,093,660)        (3,598,229)    (29,132,186)     (16,797,458)    (40,484,444)      (2,664,025)    (18,204,899)     (6,573,748)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
 (20,539,016)         1,441,506     (34,155,283)       6,926,867     (40,894,274)       6,255,985     (18,800,569)      6,795,484
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
     544,794            706,476         404,885        1,651,387       1,401,801        1,922,067       2,435,962       3,040,014
     156,260            165,640      (6,563,468)      (6,465,136)     (6,153,396)      42,377,638      (1,913,333)     (2,290,924)
     (55,245)           (63,047)        (35,978)         (38,206)        (33,507)         (33,395)        (57,222)        (60,258)
  (8,089,907)       (10,661,590)    (11,479,223)     (16,068,180)    (11,268,492)     (12,071,091)     (6,794,422)     (8,352,454)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
  (7,444,098)        (9,852,521)    (17,673,784)     (20,920,135)    (16,053,594)      32,195,219      (6,329,015)     (7,663,622)
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
 (27,983,114)        (8,411,015)    (51,829,067)     (13,993,268)    (56,947,868)      38,451,204     (25,129,584)       (868,138)
  58,313,241         66,724,256     107,349,964      121,343,232     110,867,024       72,415,820      75,221,700      76,089,838
--------------- ------------------ --------------- ---------------- --------------- ---------------- --------------- ---------------
$ 30,330,127       $ 58,313,241    $ 55,520,897    $ 107,349,964    $ 53,919,156    $ 110,867,024    $ 50,092,116    $ 75,221,700
=============== ================== =============== ================ =============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                      LMPVIT DIVERSIFIED STRATEGIC
                                    LMPVIT ADJUSTABLE RATE INCOME                           INCOME    LMPVIT GLOBAL HIGH YIELD BOND
                                                       SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------- -------------------------------- -----------------------------
                                           2008           2007 (A)          2008           2007 (A)         2008           2007 (A)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 617,188    $      838,295    $ 1,805,621       $ 1,915,660    $ 1,256,829     $ 1,013,424
  Net realized gains (losses)        (1,744,008)          (25,534)    (2,437,742)         (683,170)      (759,385)        260,564
  Change in unrealized gains
     (losses) on investments         (4,846,224)         (946,489)    (6,518,920)         (996,716)    (5,842,294)     (1,636,990)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               (5,973,044)         (133,728)    (7,151,041)          235,774     (5,344,850)       (363,002)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               297,371           684,453          2,520            14,902         21,255          71,096
  Net transfers (including fixed
     account)                        (2,718,587)       (1,195,370)    (2,221,054)       (3,079,190)      (836,592)        485,362
  Contract charges                       (5,004)           (5,262)        (9,538)           (9,819)        (2,481)         (2,508)
  Transfers for contract benefits
     and terminations                (5,203,533)       (4,600,484)    (9,758,886)       (8,307,503)    (2,023,159)     (2,962,674)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (7,629,753)       (5,116,663)   (11,986,958)      (11,381,610)    (2,840,977)     (2,408,724)
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets                (13,602,797)       (5,250,391)   (19,137,999)      (11,145,836)    (8,185,827)     (2,771,726)
NET ASSETS:
  Beginning of period                30,521,526        35,771,917     54,059,048        65,204,884     18,636,640      21,408,366
                                   --------------- ----------------- -------------- ----------------- ------------- ---------------
  End of period                    $ 16,918,729    $   30,521,526    $34,921,049      $ 54,059,048    $10,450,813    $ 18,636,640
                                   =============== ================= ============== ================= ============= ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                                   MIST AMERICAN    MIST AMERICAN
                                                                                                  FUNDS BALANCED     FUNDS GROWTH
            LMPVIT HIGH INCOME               LMPVIT MONEY MARKET           LMPVIT STRATEGIC BOND      ALLOCATION       ALLOCATION
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
--------------------------------- --------------------------------- ----------------------------- ----------------- --------------
         2008          2007 (A)            2008          2007 (A)           2008         2007 (A)        2008 (B)         2008 (B)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
 $ 14,780,997     $ 15,632,340      $ 2,377,684      $ 7,303,231     $ 1,569,046     $ 1,380,327        $ 11,203          $ 9,580
  (14,694,020)      (3,510,589)              --               --      (1,709,334)       (246,165)         (2,050)          (1,143)
  (57,188,572)     (14,807,827)              --               --      (7,636,352)     (1,068,960)        (53,327)         (70,650)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
  (57,101,595)      (2,686,076)       2,377,684        7,303,231      (7,776,640)         65,202         (44,174)         (62,213)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
    1,057,627        2,501,621        5,878,809        5,655,135          74,985          67,285         153,405           89,672
  (14,809,942)      (2,105,847)     232,037,321      105,792,274      (2,873,419)        183,940         222,951          210,873
      (63,309)         (66,937)         (72,944)         (65,250)         (4,566)         (4,490)             --               --
  (29,348,192)     (34,684,093)    (134,617,023)    (113,141,508)     (5,118,590)     (4,523,420)         (7,206)          (7,251)
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
  (43,163,816)     (34,355,256)     103,226,163       (1,759,349)     (7,921,590)     (4,276,685)        369,150          293,294
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
 (100,265,411)     (37,041,332)     105,603,847        5,543,882     (15,698,230)     (4,211,483)        324,976          231,081
  215,408,851      252,450,183      232,418,158      226,874,276      45,919,702      50,131,185              --               --
---------------- ---------------- ---------------- ---------------- --------------- ------------- ----------------- --------------
$ 115,143,440    $ 215,408,851    $ 338,022,005    $ 232,418,158    $ 30,221,472    $ 45,919,702       $ 324,976        $ 231,081
================ ================ ================ ================ =============== ============= ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    MIST AMERICAN
                                   FUNDS MODERATE      MIST BATTERYMARCH GROWTH AND
                                       ALLOCATION                            INCOME        MIST BLACKROCK HIGH YIELD
                                       SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                   ----------------- --------------------------------- --------------------------------
                                          2008 (B)            2008          2007 (A)           2008          2007 (A)
                                   ----------------- ---------------- ---------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 3,334        $ 869,227     $ (1,448,033)    $ 6,246,964      $ 4,883,752
  Net realized gains (losses)                 (33)      37,057,822       38,308,054      (4,075,599)          47,380
  Change in unrealized gains
     (losses) on investments              (20,669)    (192,954,457)      (6,295,531)    (30,512,042)      (5,979,137)
                                   ----------------- ---------------- ---------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                    (17,368)    (155,027,408)      30,564,490     (28,340,677)      (1,048,005)
                                   ----------------- ---------------- ---------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  64,926        7,429,266        9,183,552       3,263,835        2,933,541
  Net transfers (including fixed
     account)                              50,616      (14,248,935)     (11,337,154)     (2,251,185)      70,829,923
  Contract charges                             --         (255,637)        (294,328)        (49,656)         (50,162)
  Transfers for contract benefits
     and terminations                         559      (39,080,820)     (70,666,988)    (15,406,466)     (16,823,802)
                                   ----------------- ---------------- ---------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         116,101      (46,156,126)     (73,114,918)    (14,443,472)      56,889,500
                                   ----------------- ---------------- ---------------- --------------- ----------------
     Net increase (decrease)
       in net assets                       98,733     (201,183,534)     (42,550,428)    (42,784,149)      55,841,495
NET ASSETS:
  Beginning of period                          --      440,328,684      482,879,112     120,841,696       65,000,201
                                   ----------------- ---------------- ---------------- --------------- ----------------
  End of period                          $ 98,733    $ 239,145,150    $ 440,328,684    $ 78,057,547    $ 120,841,696
                                   ================= ================ ================ =============== ================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                                                      MIST HARRIS
MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE     MIST DREMAN SMALL CAP VALUE            OAKMARK INTERNATIONAL
                   SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- ---------------------------------- ------------------------------- --------------------------------
        2008          2007 (A)           2008            2007 (A)           2008         2007 (A)           2008          2007 (A)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
  $ (748,568)      $ (945,566)      $ 506,749       $ (1,036,364)     $ (114,441)     $ (228,079)      $ 360,106     $ (1,082,818)
    (737,377)      13,211,054         203,798         14,134,788        (200,681)        359,458       6,710,521       14,428,723
 (34,965,394)      (6,813,229)    (53,984,766)       (44,516,407)     (3,531,575)       (619,677)    (56,193,090)     (16,618,185)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
 (36,451,339)       5,452,259     (53,274,219)       (31,417,983)     (3,846,697)       (488,298)    (49,122,463)      (3,272,280)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
     774,078        1,202,533       3,968,299          6,278,035         582,257         652,204       2,006,867        3,419,353
  (1,651,178)      (2,409,453)     (7,748,575)        18,484,943       1,842,423       5,451,590      (5,702,394)      11,333,163
     (63,318)         (72,618)        (43,112)           (51,319)         (3,876)         (3,190)        (23,819)         (27,074)
 (12,654,876)     (18,156,447)    (15,024,743)       (22,819,904)     (1,064,845)     (1,485,920)    (14,954,222)     (26,085,043)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
 (13,595,294)     (19,435,985)    (18,848,131)         1,891,755       1,355,959       4,614,684     (18,673,568)     (11,359,601)
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
 (50,046,633)     (13,983,726)    (72,122,350)       (29,526,228)     (2,490,738)      4,126,386     (67,796,031)     (14,631,881)
 104,311,222      118,294,948     140,702,795        170,229,023      13,308,156       9,181,770     130,584,087      145,215,968
--------------- ---------------- --------------- ------------------ --------------- --------------- --------------- ----------------
$ 54,264,589    $ 104,311,222    $ 68,580,445      $ 140,702,795    $ 10,817,418    $ 13,308,156    $ 62,788,056    $ 130,584,087
=============== ================ =============== ================== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                          MIST
                                                                                                    LEGG MASON
                                                                                                      PARTNERS
                                                                                                    AGGRESSIVE
                                                 MIST JANUS FORTY            MIST LAZARD MID CAP        GROWTH
                                                       SUBACCOUNT                     SUBACCOUNT    SUBACCOUNT
                                   --------------------------------- ------------------------------ -------------
                                            2008          2007 (A)           2008    2007 (A) (C)      2008 (B)
                                   ---------------- ---------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 34,636,207     $ (7,935,399)     $ (964,192)     $ (82,631)        $ (69)
  Net realized gains (losses)         10,335,932      129,782,320      (2,842,032)       (63,451)           (9)
  Change in unrealized gains
     (losses) on investments        (393,691,219)      74,483,339     (40,689,078)      (777,163)       (6,904)
                                   ---------------- ---------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (348,719,080)     196,330,260     (44,495,302)      (923,245)       (6,982)
                                   ---------------- ---------------- --------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             31,620,247       32,000,548       2,696,382        147,684        36,113
  Net transfers (including fixed
     account)                            129,273      (27,545,314)    117,636,546      8,406,611        24,200
  Contract charges                      (578,393)        (599,605)        (53,045)        (1,767)           --
  Transfers for contract benefits
     and terminations                (71,609,168)    (104,122,069)     (9,538,218)      (891,960)         (685)
                                   ---------------- ---------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (40,438,041)    (100,266,440)    110,741,665      7,660,568        59,628
                                   ---------------- ---------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets                (389,157,121)      96,063,820      66,246,363      6,737,323        52,646
NET ASSETS:
  Beginning of period                845,500,235      749,436,415       6,737,323             --            --
                                   ---------------- ---------------- --------------- -------------- -------------
  End of period                    $ 456,343,114    $ 845,500,235    $ 72,983,686    $ 6,737,323      $ 52,646
                                   ================ ================ =============== ============== =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

      MIST LEGG MASON PARTNERS                                         MIST LOOMIS SAYLES GLOBAL           MIST LORD ABBETT BOND
                 MANAGEDASSETS    MIST LEGG MASON VALUE EQUITY                           MARKETS                       DEBENTURE
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- --------------------------------- -------------------------------
         2008          2007 (A)          2008          2007 (A)            2008      2007 (A) (C)           2008         2007 (A)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  $ 4,223,399      $ 3,131,613     $ (106,758)      $ (178,042)     $ 7,348,205     $ (1,833,731)    $ 2,303,361     $ 3,510,734
    8,851,535       22,501,627       (255,490)         154,709        8,455,484        1,140,822        (419,048)      1,104,201
  (69,160,596)     (13,148,717)    (3,716,890)        (670,582)    (108,312,444)      41,324,666     (17,926,208)        (69,843)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  (56,085,662)      12,484,523     (4,079,138)        (693,915)     (92,508,755)      40,631,757     (16,041,895)      4,545,092
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
    5,762,829        7,994,928         24,523          274,168        9,718,553        7,385,631         980,959       1,559,475
  (10,399,687)      (6,159,918)       800,980        1,169,756      (10,090,938)     217,676,520        (647,421)      5,428,190
     (144,485)        (159,187)          (548)            (670)        (142,112)        (147,555)        (21,535)        (18,780)
  (25,954,804)     (39,261,054)      (485,053)      (1,473,025)     (20,764,812)     (21,848,266)    (14,440,499)    (12,459,939)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  (30,736,147)     (37,585,231)       339,902          (29,771)     (21,279,309)     203,066,330     (14,128,496)     (5,491,054)
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
  (86,821,809)     (25,100,708)    (3,739,236)        (723,686)    (113,788,064)     243,698,087     (30,170,391)       (945,962)
  232,780,852      257,881,560      8,088,383        8,812,069      243,698,087               --      88,568,023      89,513,985
---------------- ---------------- -------------- ---------------- ---------------- ---------------- --------------- ---------------
$ 145,959,043    $ 232,780,852    $ 4,349,147      $ 8,088,383    $ 129,910,023    $ 243,698,087    $ 58,397,632    $ 88,568,023
================ ================ ============== ================ ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       MIST LORD ABBETT GROWTH AND                                           MIST MET/AIM CAPITAL
                                                            INCOME   MIST LORD ABBETT MID CAP VALUE                  APPRECIATION
                                                        SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------------- ------------------------------- -----------------------------
                                           2008            2007 (A)         2008            2007 (A)        2008          2007 (A)
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (518,466)      $ (2,769,206)  $ (1,019,069)   $ (1,504,065)    $   349,140     $ (1,637,849)
  Net realized gains (losses)         9,287,273         12,473,172      3,511,504         377,401      (4,683,547)        (777,570)
  Change in unrealized gains
     (losses) on investments       (103,500,968)        (7,080,311)   (39,220,051)    (10,457,780)    (40,353,112)      12,857,139
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (94,732,161)         2,623,655    (36,727,616)    (11,584,444)    (44,687,519)      10,441,720
                                  ---------------- --- ------------- -------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             2,812,848          4,794,864         722,71       1,091,387         873,412        1,071,214
  Net transfers (including fixed
     account)                        (3,690,353)        86,340,196     (4,465,340)    116,935,689      (1,075,227)      17,272,002
  Contract charges                      (51,334)           (53,853)       (15,297)        (16,653)        (32,335)         (34,114)
  Transfers for contract benefits
     and terminations               (27,056,746)       (35,914,253)    (9,262,215)    (10,367,115)    (12,952,528)     (19,911,555)
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (27,985,585)        55,166,954    (13,020,138)    107,643,308     (13,186,678)      (1,602,453)
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets               (122,717,746)        57,790,609    (49,747,754)     96,058,864     (57,874,197)       8,839,267
NET ASSETS:
  Beginning of period               267,772,267        209,981,658    101,596,400       5,537,536     111,796,001      102,956,734
                                  ---------------- ----------------- -------------- ---------------- -------------- --------------
  End of period                   $ 145,054,521      $ 267,772,267   $ 51,848,646   $ 101,596,400     $53,921,804    $ 111,796,001
                                  ================ ================= ============== ================ ============== ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                          MIST
                                  MET/FRANKLIN       MIST MFS EMERGING MARKETS
MIST MET/AIM SMALL CAP GROWTH    MUTUAL SHARES                          EQUITY    MIST MFS RESEARCH INTERNATIONAL
                   SUBACCOUNT       SUBACCOUNT                      SUBACCOUNT                         SUBACCOUNT
-------------------------------- ---------------- ------------------------------- ----------------------------------
       2008           2007 (A)         2008 (B)           2008     2007 (A) (C)           2008            2007 (A)
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
 $ (123,380)        $ (96,053)         $ 6,490      $ (721,578)     $ (773,560)      $ (49,444)      $ (1,063,176)
    128,558           266,345           (1,898)       (497,728)      1,730,894       2,404,190          1,562,110
 (3,655,653)          214,301           (9,000)    (73,587,241)     13,804,582     (56,604,872)         3,979,651
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
 (3,650,475)          384,593           (4,408)    (74,806,547)     14,761,916     (54,250,126)         4,478,585
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
    363,342           294,672               --       1,133,641         728,906       2,064,377          1,325,519
  2,553,268         3,168,524          258,422      84,954,513      61,212,145      28,536,374         97,898,520
     (2,737)           (1,919)              --         (19,897)         (7,676)        (25,361)           (18,538)
   (544,964)         (972,183)             137     (11,582,681)     (7,017,354)    (10,612,912)        (8,785,312)
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
  2,368,909         2,489,094          258,559      74,485,576      54,916,021      19,962,478         90,420,189
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
 (1,281,566)        2,873,687          254,151        (320,971)     69,677,937     (34,287,648)        94,898,774
  6,946,984         4,073,297               --      69,677,937              --     102,336,302          7,437,528
-------------- ----------------- ---------------- ---------------  -------------- --------------- ------------------
$ 5,665,418       $ 6,946,984        $ 254,151    $ 69,356,966    $ 69,677,937    $ 68,048,654      $ 102,336,302
============== ================= ================ =============== =============== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           MIST OPPENHEIMER CAPITAL    MIST PIMCO INFLATION PROTECTED
                                                       APPRECIATION                              BOND     MIST PIMCO TOTAL RETURN
                                                         SUBACCOUNT                        SUBACCOUNT                  SUBACCOUNT
                                   -------------------------------- --------------------------------- ---------------------------
                                            2008        2007 (A)           2008            2007 (A)         2008         2007 (A)
                                   ----------------    ----------    --------------     -------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (2,603,878)     $ (491,944)    $  1,999,870    $    (1,003,256)   $  379,105       $ 235,976
  Net realized gains (losses)         (2,534,553)      1,930,361           67,398            211,730       335,639          93,246
  Change in unrealized gains
     (losses) on investments        (207,510,855)      1,559,925      (12,342,340)         5,887,064    (1,309,807)        625,384
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (212,649,286)      2,998,342      (10,275,072)         5,095,538      (595,063)        954,606
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             11,715,054       1,168,757        1,744,128            546,390       209,761         209,349
  Net transfers (including fixed
     account)                        458,413,613       2,786,276       25,682,744         82,183,965     6,769,412       4,786,814
  Contract charges                      (365,437)         (8,113)         (25,206)           (14,337)       (2,178)         (1,340)
  Transfers for contract benefits
     and terminations                (25,668,464)     (2,159,418)     (13,650,899)        (5,899,993)   (2,986,989)     (3,513,758)
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    444,094,766       1,787,502       13,750,767         76,816,025     3,990,006       1,481,065
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
     Net increase (decrease)
       in net assets                 231,445,480       4,785,844        3,475,695         81,911,563     3,394,943       2,435,671
NET ASSETS:
  Beginning of period                 30,451,362      25,665,518       86,351,508          4,439,945    18,856,207      16,420,536
                                   ---------------- ---------------- --------------     -------------- ------------- -------------
  End of period                    $ 261,896,842    $ 30,451,362      $89,827,203     $   86,351,508   $22,251,150    $ 18,856,207
                                   ================ ================ ==============     ============== ============= =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                            MIST SSGA GROWTH AND
           MIST PIONEER FUND     MIST PIONEER STRATEGIC INCOME                        INCOME ETF              MIST SSGA GROWTH ETF
                  SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
------------------------------- --------------------------------- --------------------------------- -------------------------------
        2008         2007 (A)            2008          2007 (A)            2008          2007 (A)            2008          2007 (A)
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
   $ (87,006)     $ (204,754)     $ 9,535,930     $ (1,656,046)       $ 906,619     $ (2,162,362)       $ 503,190     $ (2,601,238)
    (238,413)        889,349       (1,938,011)         666,530        2,866,731        2,100,845        3,199,635        2,234,110
  (9,816,853)        621,370      (31,195,525)      10,003,788      (44,648,567)       7,152,995      (69,119,633)       9,155,332
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
 (10,142,272)      1,305,965      (23,597,606)       9,014,272      (40,875,217)       7,091,478      (65,416,808)       8,788,204
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
     991,484       1,221,344        3,581,237        4,800,959        8,882,895       11,338,588       16,289,863       21,243,950
    (990,274)       (833,731)      13,389,090       14,557,419       (8,791,168)      (4,905,426)     (16,721,992)      (9,376,076)
     (17,060)        (19,273)         (50,472)         (41,404)        (218,764)        (241,972)        (265,768)        (295,304)
  (3,330,523)     (4,915,594)     (24,422,789)     (24,487,891)     (16,649,019)     (18,991,250)     (13,154,590)     (18,535,304)
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
  (3,346,373)     (4,547,254)      (7,502,934)      (5,170,917)     (16,776,056)     (12,800,060)     (13,852,487)      (6,962,734)
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
 (13,488,645)     (3,241,289)     (31,100,540)       3,843,355      (57,651,273)      (5,708,582)     (79,269,295)       1,825,470
  32,327,745      35,569,034      187,183,787      183,340,432      167,304,437      173,013,019      202,730,917      200,905,447
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------- --------------
$ 18,839,100    $ 32,327,745    $ 156,083,247    $ 187,183,787    $ 109,653,164    $ 167,304,437    $ 123,461,622    $ 202,730,917
=============== =============== ================ ================ ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  MIST T. ROWE                                         MIST TURNER
                                 PRICE MID CAP                                             MID CAP           MIST VAN KAMPEN MID CAP
                                        GROWTH    MIST THIRD AVENUE SMALL CAP VALUE         GROWTH                            GROWTH
                                    SUBACCOUNT                           SUBACCOUNT     SUBACCOUNT                        SUBACCOUNT
                                 ---------------- ------------------------------------ -------------- ------------------------------
                                       2008 (B)            2008             2007 (A)       2008 (B)           2008        2007 (A)
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
INCREASE (DECREASE) IN NET
ASSETS:

FROM OPERATIONS:
  Net investment income (loss)       $ (18,381)    $ (1,533,128)       $ (2,448,207)     $ (49,738)     $ (209,542)     $ (98,954)
  Net realized gains (losses)          (43,931)       4,093,317           3,455,577       (135,578)       (805,959)       529,341
  Change in unrealized gains
     (losses) on investments          (583,520)     (64,026,673)        (23,088,790)    (1,830,916)    (10,201,486)       536,516
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
     Net increase (decrease)
       in net assets resulting
       from operations                (645,832)     (61,466,484)        (22,081,420)    (2,016,232)    (11,216,987)       966,903
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
CONTRACT TRANSACTIONS:

  Purchase payments received
     from contract owners                2,147        8,015,346           7,759,122         14,897          96,526         89,137
  Net transfers (including fixed
     account)                        1,744,086      (19,084,521)        189,545,464      4,570,829      20,536,961        242,712
  Contract charges                        (380)        (100,008)           (106,628)        (1,103)         (3,271)          (319)
  Transfers for contract benefits
      and terminations                 (38,360)     (19,079,001)        (21,864,399)      (237,309)     (2,108,366)      (833,320)
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions                 1,707,493      (30,248,184)        175,333,559      4,347,314      18,521,850       (501,790)
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
     Net increase (decrease)
       in net assets                 1,061,661      (91,714,668)        153,252,139      2,331,082       7,304,863        465,113
NET ASSETS:

  Beginning of period                       --      223,905,276          70,653,137             --       5,299,998      4,834,885
                                 ---------------- ---------------- ------------------- -------------- ---------------   ------------
  End of period                    $ 1,061,661    $ 132,190,608       $ 223,905,276    $ 2,331,082    $ 12,604,861    $ 5,299,998
                                 ================ ================ =================== ============== =============== ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                               MORGAN STANLEY CAPITAL
MIST VAN KAMPEN COMSTOCK                OPPORTUNITIES    MORGAN STANLEY DIVIDEND GROWTH    MORGAN STANLEY S&P 500 INDEX
              SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------- ---------------------------- --------------------------------- -------------------------------
     2008        2007 (A)         2008        2007 (A)          2008            2007 (A)          2008          2007 (A)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
  $ 2,487       $ (6,084)    $ (28,978)     $ (35,356)     $ (49,874)         $ (46,354)       $ 9,605        $ (52,437)
  (45,580)        68,543        66,520        134,796         11,587             87,957         14,702          343,056
 (319,346)      (121,867)     (846,778)       179,834     (1,265,207)            25,921     (3,665,149)          (8,526)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
 (362,439)       (59,408)     (809,236)       279,274     (1,303,494)            67,524     (3,640,842)         282,093
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
   25,976         19,719            --          9,880             --              3,250         21,500           42,854
 (295,329)       366,337      (698,591)       962,427       (195,144)           (69,561)       106,124         (429,105)
     (207)          (194)         (122)          (104)          (286)              (291)          (950)            (892)
 (135,685)      (381,996)     (181,769)      (198,030)      (336,166)          (203,829)      (508,939)        (406,126)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
 (405,245)         3,866      (880,482)       774,173       (531,596)          (270,431)      (382,265)        (793,269)
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
 (767,684)       (55,542)   (1,689,718)     1,053,447     (1,835,090)          (202,907)    (4,023,107)        (511,176)
1,416,028      1,471,570     2,443,108      1,389,661      3,816,301          4,019,208      9,696,418       10,207,594
------------ -------------- ------------- -------------- -------------- ------------------ -------------- ----------------
$ 648,344    $ 1,416,028     $ 753,390    $ 2,443,108    $ 1,981,211        $ 3,816,301    $ 5,673,311      $ 9,696,418
============ ============== ============= ============== ============== ================== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     MSF BLACKROCK
                                                 AGGRESSIVE GROWTH       MSF BLACKROCK BOND INCOME       MSF BLACKROCK DIVERSIFIED
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------------- ------------------------------- -----------------------------
                                           2008            2007 (A)          2008          2007 (A)          2008      2007 (A) (C)
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (2,320,904)   $    (3,109,858)   $ 12,803,418    $ 6,752,940      $ 2,428,537    $ (1,560,759)
  Net realized gains (losses)          (583,784)         3,993,061         947,866      3,322,236       (2,076,771)         87,915
  Change in unrealized gains
     (losses) on investments        (82,608,125)        34,855,221     (32,707,621)     7,633,645      (45,812,412)      2,608,443
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (85,512,813)        35,738,424     (18,956,337)    17,708,821      (45,460,646)      1,135,599
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,680,989          2,408,772       3,883,712      6,075,399        4,653,829       3,892,077
  Net transfers (including fixed
     account)                        (5,832,422)        (5,800,111)     (5,102,152)     4,278,197         (396,394)    198,397,629
  Contract charges                     (114,132)          (121,823)       (120,024)      (115,844)        (137,629)       (149,937)
  Transfers for contract benefits
     and terminations               (25,496,166)       (34,586,228)    (62,634,821)   (61,831,227)     (18,148,617)    (20,879,185)
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (29,761,731)       (38,099,390)    (63,973,285)   (51,593,475)     (14,028,811)    181,260,584
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets               (115,274,544)        (2,360,966)    (82,929,622)   (33,884,654)     (59,489,457)    182,396,183
NET ASSETS:
  Beginning of period               206,830,312        209,191,278     388,189,298    422,073,952      182,396,183              --
                                   --------------- ------------------ -------------- ---------------- -------------- -------------
  End of period                    $ 91,555,768       $206,830,312    $305,259,676   $388,189,298     $122,906,726   $ 182,396,183
                                   =============== ================== ============== ================ ============== =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                   MSF BLACKROCK
 MSF BLACK ROCK     LEGACY LARGE                                                                              MSF DAVIS
LARGE CAP VALUE       CAP GROWTH        MSF BLACKROCK MONEY MARKET    MSF CAPITAL GUARDIAN U.S. EQUITY    VENTURE VALUE
     SUBACCOUNT       SUBACCOUNT                        SUBACCOUNT                          SUBACCOUNT       SUBACCOUNT
------------------ ---------------- --------------------------------- ----------------------------------- ----------------
        2008 (B)         2008 (B)            2008          2007 (A)           2008             2007 (A)         2008 (B)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     $ (310,808)           $ (10)     $ 4,708,669      $ 9,813,576       $ (44,861)         $ (520,367)      $ (628,533)
       (620,613)              (6)              --                2       1,705,528           3,383,163       (2,115,336)
     (7,918,754)            (375)              --               (1)    (21,088,588)         (3,914,906)     (24,222,679)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     (8,850,175)            (391)       4,708,669        9,813,577     (19,427,921)         (1,052,110)     (26,966,548)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
        125,416           14,879       18,848,298       19,767,519         199,379             204,465          621,722
     28,505,246            4,867      391,137,857      358,861,707        (379,652)         15,513,481       73,206,950
         (6,825)              --         (144,491)        (120,147)        (16,072)            (18,659)         (12,042)
     (1,776,531)             (44)    (309,355,748)    (300,016,177)     (7,763,682)        (12,343,927)      (5,640,002)
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     26,847,306           19,702      100,485,916       78,492,902      (7,960,027)          3,355,360       68,176,628
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
     17,997,131           19,311      105,194,585       88,306,479     (27,387,948)          2,303,250       41,210,080
             --               --      335,896,555      247,590,076      53,369,708          51,066,458               --
------------------ ---------------- ---------------- ---------------- --------------- ------------------- ----------------
   $ 17,997,131         $ 19,311    $ 441,091,140    $ 335,896,555    $ 25,981,760        $ 53,369,708     $ 41,210,080
================== ================ ================ ================ =============== =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                       MSF JENNISON
                                                 MSF FI LARGE CAP              MSF FI VALUE LEADERS          GROWTH
                                                       SUBACCOUNT                        SUBACCOUNT      SUBACCOUNT
                                   --------------------------------- --------------------------------- ---------------
                                            2008          2007 (A)            2008          2007 (A)        2008 (B)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (3,629,176)    $ (4,921,735)       $ 347,602     $ (1,577,708)     $ (771,689)
  Net realized gains (losses)        (14,455,035)      30,049,635        3,536,071       20,853,887      (1,710,483)
  Change in unrealized gains
     (losses) on investments        (138,917,819)     (13,425,498)     (77,542,269)     (13,014,576)    (25,817,754)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (157,002,030)      11,702,402      (73,658,596)       6,261,603     (28,299,926)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              4,791,658        6,716,341        1,056,746        2,685,941         289,023
  Net transfers (including fixed
     account)                         (9,855,941)     (16,504,033)        (117,906)      (9,143,044)     87,925,070
  Contract charges                      (129,476)        (152,700)         (33,741)         (35,542)        (60,439)
  Transfers for contract benefits
     and terminations                (40,328,290)     (79,748,044)     (22,610,267)     (32,072,761)     (6,863,401)
                                   ---------------- ---------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (45,522,049)     (89,688,436)     (21,705,168)     (38,565,406)     81,290,253
                                   ---------------- ---------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                (202,524,079)     (77,986,034)     (95,363,764)     (32,303,803)     52,990,327
NET ASSETS:
  Beginning of period                376,455,823      454,441,857      196,125,953      228,429,756              --
                                   ---------------- ---------------- ---------------- ---------------- ---------------
  End of period                    $ 173,931,744    $ 376,455,823    $ 100,762,189    $ 196,125,953    $ 52,990,327
                                   ================ ================ ================ ================ ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

           MSF LEHMAN BROTHERS                                                          MSF METLIFE     MSF METLIFE CONSERVATIVE TO
          AGGREGATE BOND INDEX    MSF METLIFE AGGRESSIVE ALLOCATION         CONSERVATIVE ALLOCATION             MODERATE ALLOCATION
                    SUBACCOUNT                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
--------------------------------- ---------------------------------- ---------------------------------------------- --------------
         2008      2007 (A) (D)             2008           2007 (A)           2008         2007 (A)          2008          2007 (A)
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
  $ 5,127,410       $ (253,740)   $     (391,670)  $      (306,462)     $ (177,171)     $ (186,035)    $ (152,398)      $ (455,165)
     (137,346)          27,633            19,900           165,931        (358,759)        159,000     (1,177,646)         209,137
    1,373,510        2,242,694       (30,203,547)         (125,354)     (3,754,793)        426,328    (21,885,122)       1,085,024
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
    6,363,574        2,016,587       (30,575,317)         (265,885)     (4,290,723)        399,293    (23,215,166)         838,996
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
    7,011,637        1,185,789         5,462,086         2,075,862       1,006,796         807,317      4,999,651        2,610,191
   (9,762,625)     154,566,854        (2,606,692)       67,457,968      13,649,344      10,715,751      4,705,961       94,180,921
     (110,415)         (48,872)          (69,726)          (39,388)         (6,885)         (3,525)       (53,640)         (30,847)
  (21,803,188)      (3,703,986)       (5,688,662)       (1,104,707)     (3,627,058)     (1,267,333)   (12,261,330)      (6,224,092)
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
  (24,664,591)     151,999,785        (2,902,994)       68,389,735      11,022,197      10,252,210     (2,609,358)      90,536,173
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
  (18,301,017)     154,016,372       (33,478,311)       68,123,850       6,731,474      10,651,503    (25,824,524)      91,375,169
  154,016,372               --        77,117,339         8,993,489      17,241,806       6,590,303    102,041,214       10,666,045
---------------- ---------------- ---------------- ------------------ --------------- -------------- --------------- --------------
$ 135,715,355    $ 154,016,372    $   43,639,028   $    77,117,339    $ 23,973,280    $ 17,241,806   $ 76,216,690    $ 102,041,214
================ ================ ================ ================== =============== ============== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                             MSF                                           MSF METLIFE MODERATE TO
                                     METLIFE MID CAP STOCK INDEX     MSF METLIFE MODERATE ALLOCATION         AGGRESSIVE ALLOCATION
                                                      SUBACCOUNT                          SUBACCOUNT                    SUBACCOUNT
                                  ------------------------------ ----------------------------------- -----------------------------
                                        2008          2007 (A)              2008          2007 (A)            2008        2007 (A)
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)     $   5,831       $  (26,526)   $    (1,865,325)   $  (1,888,411)   $  (2,264,924)   $ (1,690,669)
  Net realized gains (losses)        194,205          216,122         (2,747,758)         689,063       (1,237,714)      1,060,394
  Change in unrealized gains
     (losses) on investments      (2,504,793)         (41,449)      (146,964,157)       3,713,510     (165,604,362)      1,615,278
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations            (2,304,757)         148,147       (151,577,240)       2,514,162     (169,107,000)        985,003
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            500,192          427,238         30,484,065       11,242,301       27,473,081      10,071,441
  Net transfers (including fixed
     account)                        928,007        2,769,330         (1,062,555)     488,457,263      (14,092,274)    457,720,264
  Contract charges                    (4,504)          (3,908)          (458,718)        (254,477)        (507,748)       (281,833)
  Transfers for contract benefits
     and terminations               (468,551)        (449,339)       (57,581,578)     (16,534,223)     (52,660,768)    (12,874,358)
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    955,144        2,743,321        (28,618,786)     482,910,864      (39,787,709)    454,635,514
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
     Net increase (decrease)
       in net assets              (1,349,613)       2,891,468       (180,196,026)     485,425,026     (208,894,709)    455,620,517
NET ASSETS:
  Beginning of period              5,703,436        2,811,968        530,119,596       44,694,570      499,873,765      44,253,248
                                  ------------- ---------------- ------------------ ---------------- ---------------- ------------
  End of period                  $ 4,353,823       $5,703,436    $   349,923,570    $ 530,119,596    $ 290,979,056    $499,873,765
                                 ============== ================ ================== ================ ================ =============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

         MSF METLIFE STOCK INDEX                MSF MFS TOTAL RETURN                  MSF MFS VALUE   MSF MORGAN STANLEY EAFE INDEX
                      SUBACCOUNT                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
--------------------------------- ---------------------------------- ------------------------------ -------------------------------
           2008        2007 (A)             2008          2007 (A)          2008         2007 (A)           2008          2007 (A)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
  $   3,903,640    $ (4,113,268)   $   16,414,038     $  4,985,842      $ 159,429    $ (1,606,711)    $ 2,005,623       $ (221,247)
      6,818,391         440,355        39,935,543       48,290,831      3,231,319       3,342,854        (658,454)         (32,906)
   (234,453,075)       (534,366)     (269,876,523)     (24,200,463)   (36,694,100)      3,387,936     (56,104,443)      (1,730,598)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
   (223,731,044)     (4,207,279)     (213,526,942)      29,076,210    (33,303,352)      5,124,079     (54,757,274)      (1,984,751)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
     31,336,147      21,096,139        18,543,406       22,496,417      2,820,416       3,333,863       5,909,368          880,531
    (15,863,917)    642,499,303       (53,485,899)      (5,382,148)     9,352,956      12,402,651      (5,869,050)     141,579,559
       (519,423)       (542,658)         (361,212)        (380,626)       (27,637)        (23,686)        (68,004)         (40,369)
    (52,834,989)    (46,417,429)     (126,932,204)    (144,542,650)    (9,595,401)    (12,165,860)    (13,804,908)      (2,831,675)
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
    (37,882,182)    616,635,355      (162,235,909)    (127,809,007)     2,550,334       3,546,968     (13,832,594)     139,588,046
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
   (261,613,226)    612,428,076      (375,762,851)     (98,732,797)   (30,753,018)      8,671,047     (68,589,868)     137,603,295
    615,919,014       3,490,938     1,001,081,924    1,099,814,721     95,032,956      86,361,909     137,682,866           79,571
------------------ -------------- ----------------- ---------------- -------------- --------------- --------------- ---------------
  $ 354,305,788    $615,919,014    $  625,319,073   $1,001,081,924   $ 64,279,938    $ 95,032,956    $ 69,092,998    $ 137,682,866
================== ============== ================= ================ ============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MSF NEUBERGER BERMAN MID CAP
                                                             VALUE     MSF OPPENHEIMER GLOBAL EQUITY        MSF RUSSELL 2000 INDEX
                                                        SUBACCOUNT                        SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------------- --------------------------------- -------------- -----------
                                           2008        2007 (A) (C)          2008            2007 (A)          2008   2007 (A) (C)
                                   --------------- ----------------- --------------- ------------------ ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (195,294)     $   (424,819)   $  2,727,978    $    (2,467,141)   $    185,873    $ (286,129)
  Net realized gains (losses)        (1,517,733)         (259,937)      2,873,384         15,326,055       2,774,662       (78,085)
  Change in unrealized gains
     (losses) on investments        (12,349,170)       (2,119,938)   (227,361,542)        13,829,011     (49,989,694)   (1,139,554)
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations              (14,062,197)       (2,804,694)   (221,760,180)        26,687,925     (47,029,159)   (1,503,768)
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                17,195            17,338      15,812,281         21,051,843       6,179,495       976,041
  Net transfers (including fixed
     account)                        (1,432,913)       39,611,085      (9,902,172)        22,589,398      (4,089,244)  151,547,064
  Contract charges                       (4,868)           (5,222)       (231,757)          (260,090)        (89,790)      (49,318)
  Transfers for contract benefits
     and terminations                (3,869,399)       (3,499,769)    (45,357,256)       (62,706,352)    (14,208,155)   (4,440,823)
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (5,289,985)       36,123,432     (39,678,904)       (19,325,201)    (12,207,694)  148,032,964
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
     Net increase (decrease)
       in net assets                (19,352,182)       33,318,738    (261,439,084)         7,362,724     (59,236,853)  146,529,196
NET ASSETS:
  Beginning of period                33,318,738                --     557,280,094        549,917,370     146,529,196            --
                                   --------------- ----------------- --------------- ------------------ ------------- ------------
  End of period                    $ 13,966,556      $ 33,318,738    $295,841,010    $   557,280,094    $ 87,292,343  $146,529,196
                                   =============== ================= =============== ================== ============= ============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                    MSF T. ROWE
 MSF T. ROWE PRICE LARGE CAP    PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                      GROWTH             GROWTH    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT
                  SUBACCOUNT         SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------ ------------------------------- ---------------------------------
        2008         2007 (A)           2008 (B)          2008          2007 (A)            2008          2007 (A)
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
  $ (781,717)   $ (1,080,401)        $ (911,596)     $ 255,680        $ 148,972      $ 3,296,353      $ 2,063,317
   1,304,205       2,860,901         (1,494,596)       (43,621)         135,593           49,847        1,108,861
 (31,653,779)      3,809,121        (33,942,023)    (1,649,036)         (24,191)      (7,436,714)         989,098
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
 (31,131,291)      5,589,621        (36,348,215)    (1,436,977)         260,374       (4,090,514)       4,161,276
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
     712,242         896,268          3,362,652        105,039          101,750        5,061,107        6,414,002
   5,428,813       1,257,824        111,767,249        658,850          407,692      104,528,429        5,240,686
     (26,154)        (25,763)           (67,168)        (3,614)          (3,565)        (120,736)         (74,397)
  (9,263,104)    (11,803,271)        (9,655,575)    (1,555,245)      (2,112,900)     (31,187,228)     (25,477,261)
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
  (3,148,203)     (9,674,942)       105,407,158       (794,970)      (1,607,023)      78,281,572      (13,896,970)
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
 (34,279,494)     (4,085,321)        69,058,943     (2,231,947)      (1,346,649)      74,191,058       (9,735,694)
  73,516,561      77,601,882                 --      9,169,920       10,516,569      135,725,343      145,461,037
--------------- --------------- ------------------ -------------- ---------------- ---------------- ----------------
$ 39,237,067    $ 73,516,561       $ 69,058,943    $ 6,937,973      $ 9,169,920    $ 209,916,401    $ 135,725,343
=============== =============== ================== ============== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         PIMCO VIT TOTAL RETURN                PIONEER VCT BOND        PIONEER VCT CULLEN VALUE
                                                     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------- ------------------------------- -------------------------------
                                           2008         2007 (A)           2008         2007 (A)           2008         2007 (A)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ 11,100,876    $ 12,653,928       $ 798,259        $ 83,121       $ (86,435)     $ (182,357)
  Net realized gains (losses)         8,679,706      (1,172,403)       (348,052)          8,919        (435,026)        221,586
  Change in unrealized gains
     (losses) on investments         (8,519,532)     15,924,209      (1,381,462)        148,874      (6,255,903)        616,340
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               11,261,050      27,405,734        (931,255)        240,914      (6,777,364)        655,569
                                   --------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             5,974,062       5,881,201         743,721          30,857         438,120       3,557,207
  Net transfers (including fixed
     account)                        10,632,136       8,463,492       5,195,315      21,366,067         903,243       1,999,936
  Contract charges                      (91,825)        (79,401)         (7,876)             (8)         (4,536)         (3,349)
  Transfers for contract benefits
     and terminations               (63,810,257)    (59,230,246)     (2,871,592)       (261,240)     (1,725,616)       (495,104)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (47,295,884)    (44,964,954)      3,059,568      21,135,676        (388,789)      5,058,690
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (36,034,834)    (17,559,220)      2,128,313      21,376,590      (7,166,153)      5,714,259
NET ASSETS:
  Beginning of period               416,057,057     433,616,277      21,376,590              --      19,730,517      14,016,258
                                   --------------- --------------- --------------- --------------- --------------- ---------------
  End of period                    $380,022,223    $416,057,057    $ 23,504,903    $ 21,376,590    $ 12,564,364    $ 19,730,517
                                   =============== =============== =============== =============== =============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME                PIONEER VCT FUND    PIONEER VCT GLOBAL HIGH YIELD
                  SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
------------------------------- ------------------------------- ------------------------------- --------------------------------
        2008         2007 (A)           2008         2007 (A)           2008         2007 (A)          2008           2007 (A)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
  $ (480,087)     $ (484,607)      $ 199,856       $ 167,316      $ (168,830)     $ (350,096)   $ 1,207,702         $ 862,392
   4,292,822       5,366,067       1,464,623       2,119,523       1,419,780       1,699,736       (690,202)          209,809
 (24,224,720)      5,457,145     (11,870,333)     (2,869,941)    (18,308,776)       (208,826)    (5,782,552)       (1,163,763)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 (20,411,985)     10,338,605     (10,205,854)       (583,102)    (17,057,826)      1,140,814     (5,265,052)          (91,562)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
     975,687       3,034,709         619,549       3,537,772         678,369       1,396,843      1,567,044         3,661,204
  (2,200,952)        629,957      (2,892,677)       (112,854)     (1,026,717)     15,651,386       (519,617)        1,532,927
      (9,643)         (8,663)         (9,368)         (9,282)        (14,901)        (10,245)        (3,640)           (2,349)
  (1,658,953)     (1,637,188)     (2,825,967)     (2,200,315)     (7,669,370)     (3,466,495)    (1,266,477)         (942,404)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
  (2,893,861)      2,018,815      (5,108,463)      1,215,321      (8,032,619)     13,571,489       (222,690)        4,249,378
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 (23,305,846)     12,357,420     (15,314,317)        632,219     (25,090,445)     14,712,303     (5,487,742)        4,157,816
  37,020,827      24,663,407      36,147,512      35,515,293      53,896,618      39,184,315     14,980,645        10,822,829
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
$ 13,714,981    $ 37,020,827    $ 20,833,195    $ 36,147,512    $ 28,806,173    $ 53,896,618    $ 9,492,903      $ 14,980,645
=============== =============== =============== =============== =============== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                    PIONEER VCT                       PIONEER VCT
                                       PIONEER VCT HIGH YIELD    IBBOTSON AGGRESSIVE ALLOCATION        IBBOTSON GROWTH ALLOCATION
                                                   SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
                                  ------------------------------ --------------------------------- -------------------------------
                                         2008         2007 (A)          2008            2007 (A)            2008          2007 (A)
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
INCREASE (DECREASE) IN NET
ASSETS:
FROM OPERATIONS:

  Net investment income (loss)    $ 2,035,056     $ 1,451,443      $ (38,032)         $ (95,019)       $ (31,263)    $ (2,631,400)
  Net realized gains (losses)      (1,236,125)        262,812        505,695            473,709       12,737,572        4,566,742
  Change in unrealized gains
     (losses) on investments      (13,840,996)        (38,166)    (5,849,022)           (72,109)    (117,209,186)       2,831,639
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations            (13,042,065)      1,676,089     (5,381,359)           306,581     (104,502,877)       4,766,981
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
CONTRACT TRANSACTIONS:

  Purchase payments received
     from contract owners           1,427,713       3,254,344      1,335,496          2,056,047       47,247,566       90,270,197
  Net transfers (including fixed
      account)                       (795,928)     (5,857,246)       165,148             54,479       (5,405,441)      17,568,405
  Contract charges                    (10,249)         (9,989)        (4,960)            (3,784)         (90,460)         (45,622)
  Transfers for contract benefits
     and terminations              (3,747,304)     (4,668,157)      (768,532)          (338,870)      (7,446,571)      (5,808,843)
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (3,125,768)     (7,281,048)       727,152          1,767,872       34,305,094      101,984,137
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
     Net increase (decrease)
        in net assets             (16,167,833)     (5,604,959)    (4,654,207)         2,074,453      (70,197,783)     106,751,118
NET ASSETS:
  Beginning of period              42,151,710      47,756,669     12,624,697         10,550,244      254,649,449      147,898,331
                                  -------------- --------------- -------------- ------------------ ---------------- --------------
  End of period                   $25,983,877    $ 42,151,710    $ 7,970,490       $ 12,624,697    $ 184,451,666    $ 254,649,449
                                  ============== =============== ============== ================== ================ ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                   PIONEER VCT
  IBBOTSON MODERATE ALLOCATION           PIONEER VCT INDEPENDENCE    PIONEER VCT INTERNATIONAL VALUE       PIONEER VCT MID CAP VALUE
                    SUBACCOUNT                         SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------- ---------------------------------- -------------------------------
         2008          2007 (A)          2008          2007 (A)          2008             2007 (A)           2008         2007 (A)
---------------- ---------------- -------------- --------------- -------------- ------------------- --------------- ---------------
  $ 1,030,401     $ (1,409,895)    $ (106,594)      $ (148,050)     $ (68,882)         $ (232,547)     $ (508,471)     $ (892,245)
    4,764,891        2,253,772       (125,759)         240,091        150,913           1,153,854          47,971       7,399,685
  (57,555,464)       2,634,302     (3,500,847)         304,579     (6,719,759)            509,194     (23,144,446)     (4,191,294)
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
  (51,760,172)       3,478,179     (3,733,200)         396,620     (6,637,728)          1,430,501     (23,604,946)      2,316,146
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
   17,255,667       37,967,814         90,115          853,799        601,618           1,993,790         735,787       2,949,772
   (2,444,515)      16,104,506       (504,783)          46,464     (2,585,530)            492,637      (5,318,844)      4,855,330
      (36,834)         (24,555)        (1,807)          (1,894)        (3,419)             (3,038)        (22,584)        (22,383)
   (9,086,408)      (5,302,004)      (424,452)        (597,604)      (931,459)           (633,024)     (5,815,701)     (4,928,979)
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
    5,687,910       48,745,761       (840,927)         300,765     (2,918,790)          1,850,365     (10,421,342)      2,853,740
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
  (46,072,262)      52,223,940     (4,574,127)         697,385     (9,556,518)          3,280,866     (34,026,288)      5,169,886
  149,880,953       97,657,013      8,014,415        7,317,030     16,246,934          12,966,068      74,924,012      69,754,126
---------------- ---------------- -------------- ---------------- -------------- ------------------- --------------- ---------------
$ 103,808,691    $ 149,880,953    $ 3,440,288      $ 8,014,415    $ 6,690,416        $ 16,246,934    $ 40,897,724    $ 74,924,012
================ ================ ============== ================ ============== =================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         PIONEER VCT OAK RIDGE
                                              LARGE CAP GROWTH    PIONEER VCT REAL ESTATE SHARES    PIONEER VCT SMALL CAP VALUE
                                                    SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------ --------------------------------- ------------------------------
                                          2008         2007 (A)           2008           2007 (A)          2008         2007 (A)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (177,231)     $ (257,302)      $ 321,642         $ 160,177     $ (212,032)     $ (264,940)
  Net realized gains (losses)          291,945         399,036       3,107,876         3,284,068        812,576       4,479,693
  Change in unrealized gains
     (losses) on investments        (5,659,303)        712,429     (10,249,558)       (8,618,842)    (6,642,843)     (5,903,053)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (5,544,589)        854,163      (6,820,040)       (5,174,597)    (6,042,299)     (1,688,300)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              294,211         767,232         442,004         2,901,067        302,747       1,442,828
  Net transfers (including fixed
     account)                         (393,272)        (94,693)       (513,209)       (4,531,202)      (997,983)     (1,028,060)
  Contract charges                      (3,103)         (2,884)         (6,924)           (6,820)        (4,394)         (4,610)
  Transfers for contract benefits
     and terminations               (1,077,634)       (861,123)     (1,455,139)       (1,238,101)    (1,518,936)     (1,142,656)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (1,179,798)       (191,468)     (1,533,268)       (2,875,056)    (2,218,566)       (732,498)
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (6,724,387)        662,695      (8,353,308)       (8,049,653)    (8,260,865)     (2,420,798)
NET ASSETS:
  Beginning of period               14,694,257      14,031,562      18,378,703        26,428,356     17,063,039      19,483,837
                                   -------------- --------------- --------------- ----------------- -------------- ---------------
  End of period                    $ 7,969,870    $ 14,694,257    $ 10,025,395      $ 18,378,703    $ 8,802,174    $ 17,063,039
                                   ============== =============== =============== ================= ============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT STRATEGIC INCOME             UIF CAPITAL GROWTH      UIF CORE PLUS FIXED INCOME           UIF EQUITY AND INCOME
                  SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- ------------------------------ ------------------------------- -------------------------------
        2008         2007 (A)          2008         2007 (A)           2008         2007 (A)           2008         2007 (A)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
 $ 2,437,556     $ 1,601,401     $ (185,720)     $ (275,524)      $ 458,396       $ 302,987     $ 1,416,789       $ 410,181
  (1,191,436)        225,713        534,764         683,631        (552,837)         (8,283)      3,480,143       9,143,208
  (8,456,601)        245,720     (7,581,642)      2,423,690      (2,368,464)        316,616     (57,249,024)     (5,391,506)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  (7,210,481)      2,072,834     (7,232,598)      2,831,797      (2,462,905)        611,320     (52,352,092)      4,161,883
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
   3,071,133       5,430,730          5,621          24,461          24,797          72,263       1,660,758       5,602,919
     577,452         337,052       (876,321)        703,837      (1,484,288)      2,572,056     (17,530,258)      9,751,408
     (14,162)        (12,470)        (2,386)         (2,330)         (1,794)         (1,522)        (57,742)        (56,341)
  (5,709,690)     (3,843,588)    (2,211,770)     (1,581,037)     (2,144,892)     (1,260,282)    (23,832,898)    (21,626,325)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  (2,075,267)      1,911,724     (3,084,856)       (855,069)     (3,606,177)      1,382,515     (39,760,140)     (6,328,339)
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  (9,285,748)      3,984,558    (10,317,454)      1,976,728      (6,069,082)      1,993,835     (92,112,232)     (2,166,456)
  50,944,415      46,959,857     16,896,083      14,919,355      20,969,477      18,975,642     234,822,562     236,989,018
--------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
$ 41,658,667    $ 50,944,415    $ 6,578,629    $ 16,896,083    $ 14,900,395    $ 20,969,477    $142,710,330    $234,822,562
=============== =============== ============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    UIF SMALL COMPANY GROWTH    UIF U.S. REAL ESTATE SECURITIES                       UIF VALUE
                                                  SUBACCOUNT                         SUBACCOUNT                      SUBACCOUNT
                                   ---------------------------- ---------------------------------- -------------------------------
                                         2008        2007 (A)           2008            2007 (A)           2008         2007 (A)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ (126,673)    $ (199,261)      $ 485,615         $ (203,278)      $ 265,532        $ 62,379
  Net realized gains (losses)         421,134      1,144,739       1,451,537          4,072,362       1,560,266       2,631,309
  Change in unrealized gains
     (losses) on investments       (3,384,971)      (832,728)    (12,937,822)       (12,213,599)     (8,736,252)     (3,642,594)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations             (3,090,510)       112,750     (11,000,670)        (8,344,515)     (6,910,454)       (948,906)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              11,179         25,245         320,530          1,790,003          31,581          47,778
  Net transfers (including fixed
     account)                        (729,000)      (390,393)     (1,348,044)         2,334,796      (1,727,425)       (977,256)
  Contract charges                       (930)          (920)        (12,650)           (14,462)         (3,226)         (3,693)
  Transfers for contract benefits
     and terminations                (566,913)      (970,548)     (3,809,362)        (4,199,856)     (2,663,487)     (4,254,027)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (1,285,664)    (1,336,616)     (4,849,526)           (89,519)     (4,362,557)     (5,187,198)
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
     Net increase (decrease)
       in net assets               (4,376,174)    (1,223,866)    (15,850,196)        (8,434,034)    (11,273,011)     (6,136,104)
NET ASSETS:
  Beginning of period               8,371,677      9,595,543      33,106,666         41,540,700      21,690,955      27,827,059
                                   ------------- -------------- --------------- ------------------ --------------- ---------------
  End of period                   $ 3,995,503    $ 8,371,677    $ 17,256,470       $ 33,106,666    $ 10,417,944    $ 21,690,955
                                  ============== ============== =============== ================== =============== ===============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

VAN KAMPEN LIT CAPITAL GROWTH           VAN KAMPEN LIT COMSTOCK      VAN KAMPEN LIT ENTERPRISE       VAN KAMPEN LIT GOVERNMENT
                   SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
-------------------------------- --------------------------------- ------------------------------ -------------------------------
        2008          2007 (A)            2008          2007 (A)          2008         2007 (A)           2008         2007 (A)
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
  $ (550,989)    $ (2,067,164)     $ 2,237,918       $ (330,079)     $ (70,846)     $ (191,163)    $ 1,136,523     $ 1,198,027
  (9,258,760)      (2,197,133)      10,923,226       23,183,831       (406,326)       (134,725)       (379,206)        (65,335)
  (7,263,071)      22,258,369     (156,224,265)     (39,603,403)    (4,779,612)      1,834,543        (960,412)      1,053,848
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
 (17,072,820)      17,994,072     (143,063,121)     (16,749,651)    (5,256,784)      1,508,655        (203,095)      2,186,540
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
     277,391        1,199,887        2,799,139        6,786,315         20,260          45,851          69,750          41,328
 (94,163,371)      (6,377,035)     (24,212,232)     (13,292,516)      (574,841)       (395,937)        657,329       3,980,798
      (6,467)         (70,178)        (136,955)        (154,685)        (2,980)         (3,176)         (6,028)         (5,654)
  (7,230,653)     (14,676,878)     (43,693,292)     (44,399,463)    (1,672,417)     (2,180,621)     (8,167,048)     (4,780,831)
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
(101,123,100)     (19,924,204)     (65,243,340)     (51,060,349)    (2,229,978)     (2,533,883)     (7,445,997)       (764,359)
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
(118,195,920)      (1,930,132)    (208,306,461)     (67,810,000)    (7,486,762)     (1,025,228)     (7,649,092)      1,422,181
 129,155,686      131,085,818      429,298,605      497,108,605     13,427,881      14,453,109      43,498,316      42,076,135
--------------- ---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------
$ 10,959,766    $ 129,155,686    $ 220,992,144    $ 429,298,605    $ 5,941,119    $ 13,427,881    $ 35,849,224    $ 43,498,316
=============== ================ ================ ================ ============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                       VAN KAMPEN                   WELLS FARGO VT
                                            LIT GROWTH AND INCOME    ADVANTAGE SMALL/MID CAP VALUE
                                                       SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------- --------------------------------
                                            2008          2007 (A)          2008           2007 (A)
                                   ---------------- ---------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 592,793       $ (612,033)     $ (64,758)        $ (99,847)
  Net realized gains (losses)          8,310,789       20,281,921        681,398         1,514,825
  Change in unrealized gains
     (losses) on investments         (86,630,042)     (16,369,299)    (2,896,130)       (1,515,027)
                                   ---------------- ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               (77,726,460)       3,300,589     (2,279,490)         (100,049)
                                   ---------------- ---------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                999,977        2,599,404        116,452           183,790
  Net transfers (including fixed
     account)                        (16,646,151)      (5,031,424)        71,884          (423,345)
  Contract charges                       (78,202)         (85,178)          (690)             (737)
  Transfers for contract benefits
     and terminations                (29,099,613)     (28,960,043)      (867,208)       (1,580,620)
                                   ---------------- ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (44,823,989)     (31,477,241)      (679,562)       (1,820,912)
                                   ---------------- ---------------- -------------- -----------------
     Net increase (decrease)
       in net assets                (122,550,449)     (28,176,652)    (2,959,052)       (1,920,961)
NET ASSETS:
  Beginning of period                260,145,192      288,321,844      5,618,575         7,539,536
                                   ---------------- ---------------- -------------- -----------------
  End of period                    $ 137,594,743    $ 260,145,192    $ 2,659,523       $ 5,618,575
                                   ================ ================ ============== =================

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

On December 8, 2008, pursuant to a resolution by the Board of Directors of MetLife Insurance Company of Connecticut, the Company combined twenty-three registered variable annuity separate accounts with and into the Separate Account (the "Combination"). Since this was a transaction among entities under common control, it was accounted for in a manner similar to a pooling of interests and reflected in the financial statements as occurring on January 1, 2008. The financial statements and financial information for prior years have been recast in order to provide comparative information. The Combination was a tax-free transaction and there were no changes in the Company's obligations or the rights and benefits of any contract owners under the Contracts of each separate account pre or post Combination. The table below lists the separate accounts that combined with and into the Separate Account:

MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Separate Account Five for Variable
Annuities
MetLife of CT Separate Account Six for Variable
Annuities
MetLife of CT Separate Account Seven for Variable
Annuities
MetLife of CT Separate Account Eight for Variable
Annuities
MetLife of CT Separate Account Nine for Variable
Annuities
MetLife of CT Separate Account Ten for Variable
Annuities
MetLife of CT Separate Account Twelve for Variable
Annuities

MetLife of CT Separate Account Thirteen for Variable
Annuities
MetLife of CT Separate Account Fourteen for Variable
Annuities
MetLife of CT Separate Account PF for Variable
Annuities
MetLife of CT Separate Account PF II for Variable
Annuities
MetLife of CT Separate Account TM for Variable
Annuities
MetLife of CT Separate Account TM II for Variable
Annuities
MetLife Insurance Company of Connecticut Variable
Annuity Separate Account 2002
MetLife Life and Annuity Company of Connecticut
Variable Annuity Separate Account 2002
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account QP for Variable
Annuities

Each Subaccount of the aforementioned separate accounts has been combined with the Subaccounts of the Separate Account or added as an additional Subaccount if a corresponding Subaccount did not already exist.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Delaware VIP Trust ("Delaware VIP")
Dreyfus Investment Portfolios ("Dreyfus")

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

DWS Variable Series I ("DWSI")
DWS Variable Series II ("DWSII")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Morgan Stanley Variable Investment Series ("Morgan Stanley")
Metropolitan Series Fund, Inc. ("MSF")*
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2008:

AIM V.I. Utilities Subaccount
Alger American Capital Appreciation Subaccount
AllianceBernstein Global Technology Subaccount
American Funds Bond Subaccount (a)
American Funds Global Growth Subaccount
American Funds Global Small Capitalization Subaccount (a)
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Credit Suisse Trust Global Small Cap Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWSI Capital Growth Subaccount
DWSI Global Opportunities Subaccount
DWSI Health Care Subaccount
DWSII Dreman Small Mid Cap Value Subaccount
DWSII Government & Agency Securities Subaccount
DWSII Conservative Allocation Subaccount
DWSII Global Thematic Subaccount
DWSII Growth Allocation Subaccount
DWSII Moderate Allocation Subaccount
DWSII Technology Subaccount
Fidelity VIP Contrafund Subaccount**
Fidelity VIP Dynamic Capital Appreciation Subaccount
Fidelity VIP Equity-Income Subaccount**

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Franklin Income Securities Subaccount
FTVIPT Franklin Rising Dividends Securities Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
FTVIPT Templeton Developing Markets Securities Subaccount
FTVIPT Templeton Foreign Securities Subaccount
FTVIPT Templeton Growth Securities Subaccount**
Janus Aspen Forty Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen International Growth Subaccount
Janus Aspen Mid Cap Growth Subaccount
Janus Aspen Mid Cap Value Subaccount
Janus Aspen Worldwide Growth Subaccount
LMPVET Aggressive Growth Subaccount**
LMPVET Appreciation Subaccount**
LMPVET Capital and Income Subaccount**
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount**
LMPVET Fundamental Value Subaccount
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount
LMPVET Large Cap Growth Subaccount
LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVET Mid Cap Core Subaccount
LMPVET Small Cap Growth Subaccount
LMPVET Social Awareness Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
LMPVIT Strategic Bond Subaccount
MIST American Funds Balanced Allocation Subaccount (a)
MIST American Funds Growth Allocation Subaccount (a)
MIST American Funds Moderate Allocation Subaccount (a)
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount**
MIST Clarion Global Real Estate Subaccount**
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth Subaccount (a)
MIST Legg Mason Partners Managed Assets Subaccount
MIST Legg Mason Value Equity Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Capital Appreciation Subaccount**
MIST Met/AIM Small Cap Growth Subaccount
MIST Met/Franklin Mutual Shares Subaccount (a)
MIST MFS Emerging Markets Equity Subaccount**
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount**
MIST PIMCO Inflation Protected Bond Subaccount**
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount (a)
MIST Third Avenue Small Cap Value Subaccount
MIST Turner Mid Cap Growth Subaccount (a)
MIST Van Kampen Mid Cap Growth Subaccount**
MIST Van Kampen Comstock Subaccount
Morgan Stanley Capital Opportunities Subaccount
Morgan Stanley Dividend Growth Subaccount
Morgan Stanley S&P 500 Index Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount**
MSF BlackRock Diversified Subaccount**
MSF BlackRock Large Cap Value Subaccount (a)
MSF BlackRock Legacy Large Cap Growth Subaccount (a)
MSF BlackRock Money Market Subaccount**
MSF Capital Guardian U.S. Equity Subaccount **
MSF Davis Venture Value Subaccount** (a)
MSF FI Large Cap Subaccount
MSF FI Value Leaders Subaccount**
MSF Jennison Growth Subaccount** (a)
MSF Lehman Brothers Aggregate Bond Index Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Stock Index Subaccount**
MSF MFS Total Return Subaccount**
MSF MFS Value Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MSF Morgan Stanley EAFE Index Subaccount**
MSF Neuberger Berman Mid Cap Value Subaccount
MSF Oppenheimer Global Equity Subaccount**
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount (a)
MSF Western Asset Management Strategic Bond Opportunities Subaccount MSF Western Asset Management U.S. Government Subaccount
PIMCO VIT Total Return Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Fund Subaccount
Pioneer VCT Global High Yield Subaccount
Pioneer VCT High Yield Subaccount
Pioneer VCT Ibbotson Aggressive Allocation Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation Subaccount
Pioneer VCT Independence Subaccount
Pioneer VCT International Value Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Oak Ridge Large Cap Growth Subaccount
Pioneer VCT Real Estate Shares Subaccount
Pioneer VCT Small Cap Value Subaccount
Pioneer VCT Strategic Income Subaccount
UIF Capital Growth Subaccount
UIF Core Plus Fixed Income Subaccount
UIF Equity and Income Subaccount
UIF Small Company Growth Subaccount
UIF U.S. Real Estate Securities Subaccount
UIF Value Subaccount
Van Kampen LIT Capital Growth Subaccount**
Van Kampen LIT Comstock Subaccount**
Van Kampen LIT Enterprise Subaccount**
Van Kampen LIT Government Subaccount**
Van Kampen LIT Growth and Income Subaccount**
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

** This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Subaccount began operations during the year ended December 31, 2008.

The following Subaccounts ceased operations during the year ended December 31, 2008:

AIM V.I. Mid Cap Core Equity Subaccount
AllianceBernstein Large Cap Growth Subaccount
Dreyfus VIF Mid Cap Stock Subaccount
Dreyfus VIF Appreciation Subaccount
Dreyfus VIF Developing Leaders Subaccount
DWS VIT Equity 500 Index Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

DWS VIT RREEF Real Estate Securities Subaccount
DWSI Bond Subaccount
DWSI Growth & Income Subaccount
DWSI International Subaccount
DWSII Balanced Subaccount
DWSII Blue Chip Subaccount
DWSII Core Fixed Income Subaccount
DWSII Davis Venture Value Subaccount
DWSII Dreman High Return Equity Subaccount
DWSII High Income Subaccount
DWSII International Select Equity Subaccount
DWSII Janus Aspen Growth & Income Subaccount
DWSII Large Cap Value Subaccount
DWSII Mid Cap Growth Subaccount
DWSII Money Market Subaccount
DWSII Small Cap Growth Subaccount
DWSII Strategic Income Subaccount
DWSII Turner Mid Cap Growth Subaccount
Fidelity VIP Growth Subaccount
LMPVIT Government Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount
Putnam VT Discovery Growth Subaccount
UIF Mid Cap Growth Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

Alger American Leveraged AllCap Portfolio
Cyclical Growth and Income ETF Portfolio
Cyclical Growth ETF Portfolio
Neuberger Berman Real Estate Portfolio
UIF Equity Growth Portfolio
Morgan Stanley Equity Portfolio
Van Kampen LIT Strategic Growth Portfolio

NEW NAME

Alger American Capital Appreciation Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio
Clarion Global Real Estate Portfolio
UIF Capital Growth Portfolio
Morgan Stanley Capital Opportunities Portfolio
Van Kampen LIT Capital Growth Portfolio

PORTFOLIO REORGANIZATION:

OLD NAME

MIST MFS Value Portfolio

NEW NAME

MSF MFS Value Portfolio

MERGER:

OLD NAME
Batterymarch Mid-Cap Stock Portfolio

NEW NAME
Lazard Mid Cap Portfolio

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

SUBSTITUTIONS:

OLD NAME

AIM V.I. Mid Cap Core Equity Fund
AllianceBernstein Large Cap Growth Portfolio
Dreyfus Mid Cap Stock Portfolio
Dreyfus Appreciation Portfolio
Dreyfus Developing Leaders Portfolio
DWS Equity 500 Index VIP
DWS Bond VIP
DWS Growth & Income VIP
DWS International VIP
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman High Return Equity VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Aspen Growth & Income VIP
DWS Large Cap Value VIP
DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Turner Mid Cap Growth VIP
Fidelity VIP Growth Portfolio
Templeton Developing Markets Securities Fund
Janus Aspen Worldwide Growth Portfolio
Legg Mason Partners Variable Government Portfolio
Putnam VT Discovery Growth Fund
UIF Mid Cap Growth Portfolio
Van Kampen LIT Strategic Growth Portfolio

NEW NAME

Lazard Mid Cap Portfolio
T. Rowe Price Large Cap Growth Portfolio
Lazard Mid Cap Portfolio
Davis Venture Value Portfolio
T. Rowe Price Small Cap Growth Portfolio
MetLife Stock Index Portfolio
BlackRock Bond Income Portfolio
Lord Abbett Growth and Income Portfolio
MFS Research International Portfolio
BlackRock Diversified Portfolio
FI Value Leaders Portfolio
BlackRock Bond Income Portfolio
Davis Venture Value Portfolio
BlackRock Large Cap Value Portfolio
BlackRock High Yield Portfolio
MFS Research International Portfolio
T. Rowe Price Large Cap Growth Portfolio
MFS Value Portfolio
T. Rowe Price Mid Cap Growth Portfolio
BlackRock Money Market Portfolio
T. Rowe Price Small Cap Growth Portfolio
Pioneer Strategic Income Portfolio
Turner Mid Cap Growth Portfolio
Oppenheimer Capital Appreciation Portfolio
MFS Emerging Markets Equity Portfolio
Oppenheimer Global Equity Portfolio
Western Asset Management U.S. Government Portfolio
Van Kampen Mid Cap Growth Portfolio
Van Kampen Mid Cap Growth Portfolio
Jennison Growth Portfolio

LIQUIDATION:

DWS RREEF Real Estate Securities VIP

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

CHANGE IN BASIS OF PRESENTATION
In prior year financial statements, the Separate Account presented certain classes of shares of the same portfolio, series or fund as separate and distinct Subaccounts. In the current year financial statements and related footnotes, the Subaccounts with multiple share classes have been combined and reported as one Subaccount. Combining these Subaccounts had no effect on the net assets of the Subaccount or the unit values of the Contracts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

CHANGE IN BASIS OF PRESENTATION -- (CONTINUED)
The presentation for the statements of changes in net assets for the prior year has been conformed to the current year's presentation as follows:

The financial statement line items "Transfers from other funding options" and "Transfers to other funding options" were presented as separate financial statement line items in the prior year. In the current year, these financial statement line items have been combined and are presented as one financial statement line item "Net transfers" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported miscellaneous gains and losses separately within each financial statement line item presented. Miscellaneous gains and losses are now included in one financial statement line item "Transfers for contract benefits and terminations" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported "Contract surrenders" as a financial statement line item. "Contract surrenders" are now included in "Transfers for contract benefits and terminations" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported "Other receipts (payments)" as a financial statement line item. The "Other receipts (payments)" line item contained administrative charges and death claims. The administrative charges and death claims are now included in "Contract charges" and "Transfers for contract benefits and terminations," respectively, for all years presented.

These changes had no effect on the net assets of the Subaccounts or unit values of the Contracts.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets. Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Subaccount invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)
Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Subaccounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Subaccounts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

EQUITY PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 0.80%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Floor Benefit                                  0.25% - 1.40%
                                               ---------------
Equity Protection                              0.80% - 2.10%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are affiliates of the Company.

4. NET ASSETS HELD ON BEHALF OF AN AFFILIATE

Approximately $12,091,000 and $22,859,000 of the net assets of the Separate Account were held on behalf of an affiliate of the Company as of December 31, 2008 and 2007, respectively. Transactions with this affiliate during the years ended December 31, 2008 and 2007, were comprised of participant purchase payments of approximately $3,273,000 and $8,207,000, respectively, and contract surrenders of approximately $6,524,000 and $13,103,000, respectively.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
AIM V.I. Utilities Subaccount                                224,736    3,988,096     1,299,358      1,504,526
Alger American Capital Appreciation Subaccount                98,661    3,940,631     1,057,130      1,608,441
AllianceBernstein Global Technology Subaccount               100,118    1,588,307       600,619      1,172,791
American Funds Bond Subaccount (a)                           253,525    2,600,059     3,605,721        938,288
American Funds Global Growth Subaccount                   12,377,176  231,601,783    53,596,257     61,162,004
American Funds Global Small Capitalization Subaccount (a)     92,253    1,484,026     1,640,015        113,796
American Funds Growth Subaccount                          10,255,915  545,091,424    99,165,806    106,388,692
American Funds Growth-Income Subaccount                   13,574,477  474,850,802    60,083,668    107,116,507
Credit Suisse Trust Global Small Cap Subaccount              116,210    1,409,441       108,946        201,584
Delaware VIP Small Cap Value Subaccount                      995,659   25,055,170     3,711,540      7,935,677
Dreyfus Socially Responsible Growth Subaccount                25,151      626,509        88,869        100,304
DWSI Capital Growth Subaccount                               714,588   11,975,826       960,475      4,162,142
DWSI Global Opportunities Subaccount                         424,991    5,793,708     1,722,709      1,353,026
DWSI Health Care Subaccount                                  377,790    4,516,619     1,483,890      1,435,440
DWSII Dreman Small Mid Cap Value Subaccount                1,234,887   18,857,601     6,600,741      3,265,988
DWSII Government & Agency Securities Subaccount              619,605    7,544,598     7,318,824      4,376,855
DWSII Conservative Allocation Subaccount                   1,971,510   19,559,952     7,844,416      3,845,667
DWSII Global Thematic Subaccount                             696,541    8,707,976     3,246,719      2,538,454
DWSII Growth Allocation Subaccount                         3,154,766   33,101,427     9,116,212      4,327,007
DWSII Moderate Allocation Subaccount                       3,167,497   34,127,444    12,702,793      8,177,471
DWSII Technology Subaccount                                  267,752    2,423,757       388,281        668,538
Fidelity VIP Contrafund Subaccount                        13,459,565  357,795,593    38,978,425     57,706,437
Fidelity VIP Dynamic Capital Appreciation Subaccount         406,266    3,123,309       332,600      1,115,470
Fidelity VIP Equity-Income Subaccount                     15,148,664  322,874,023    14,757,894     50,791,230
Fidelity VIP High Income Subaccount                        6,005,386   39,807,718     3,763,964      4,892,853
Fidelity VIP Mid Cap Subaccount                           12,809,563  361,305,478    84,297,211     66,637,414
FTVIPT Mutual Shares Securities Subaccount                 3,840,309   65,600,465     8,422,695     16,878,512
FTVIPT Franklin Income Securities Subaccount               2,217,200   35,508,648    12,571,084      8,703,355
FTVIPT Franklin Rising Dividends Securities Subaccount     1,580,894   27,609,485     3,245,268      8,027,789
FTVIPT Franklin Small-Mid Cap Growth
  Securities Subaccount                                    2,766,239   53,922,692    10,578,996     13,163,350
FTVIPT Templeton Developing Markets Securities Subaccount  2,772,442   32,710,894    24,452,476    108,269,580
FTVIPT Templeton Foreign Securities Subaccount            11,300,914  164,798,821    35,290,685     42,496,301
FTVIPT Templeton Growth Securities Subaccount              3,237,292   41,927,951     5,934,642      7,285,531
Janus Aspen Forty Subaccount                                 162,382    4,064,188       754,856      2,084,689
Janus Aspen Global Life Sciences Subaccount                  558,527    4,473,734       610,696      2,283,119
Janus Aspen Global Technology Subaccount                   1,702,531    7,364,913     1,371,311      2,866,137
Janus Aspen International Growth Subaccount                1,741,724   75,377,004    24,361,140     12,863,298
Janus Aspen Mid Cap Growth Subaccount                        666,191   19,949,695     4,612,547      5,649,735
Janus Aspen Mid Cap Value Subaccount                         206,935    2,721,773       653,889        833,518
Janus Aspen Worldwide Growth Subaccount                       48,869    1,374,095       960,243     26,134,664
LMPVET Aggressive Growth Subaccount                       44,134,785  575,202,475     8,561,529    138,664,052
LMPVET Appreciation Subaccount                            25,686,085  592,087,757    44,044,587    162,915,038
LMPVET Capital and Income Subaccount                      16,844,236  219,103,787    13,856,345     53,012,321
LMPVET Capital Subaccount                                 13,076,356  179,042,859    40,171,516     52,278,190
LMPVET Dividend Strategy Subaccount                        5,391,179   53,466,358     2,268,293     12,467,232
LMPVET Equity Index Subaccount                            26,085,931  758,796,530    35,710,421    268,862,847
LMPVET Fundamental Value Subaccount                       34,084,737  681,887,676    16,042,138    156,404,765
LMPVET Global Equity Subaccount                            4,114,805   61,986,136    11,370,183     18,438,029
LMPVET International All Cap Opportunity Subaccount       13,338,241  146,039,829     4,103,865     21,496,245
LMPVET Investors Subaccount                               16,351,466  253,312,712    13,670,108     64,571,397
LMPVET Large Cap Growth Subaccount                        11,153,441  156,053,524     4,385,015     46,288,428
LMPVET Lifestyle Allocation 50% Subaccount                11,852,621  136,598,273    13,704,818     35,601,635
LMPVET Lifestyle Allocation 70% Subaccount                 6,847,294   78,169,378     4,544,308     16,675,313

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                               SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ----------- ------------- --------------
LMPVET Lifestyle Allocation 85% Subaccount                  3,698,835  48,653,660     2,858,214      9,893,416
LMPVET Mid Cap Core Subaccount                              6,949,210  87,544,862     2,613,277     21,568,622
LMPVET Small Cap Growth Subaccount                          6,234,287  85,964,482     8,703,643     23,269,006
LMPVET Social Awareness Subaccount                          2,753,907  65,244,345     3,444,221      9,437,082
LMPVIT Adjustable Rate Income Subaccount                    2,403,937  23,400,246     4,070,792     11,083,019
LMPVIT Diversified Strategic Income Subaccount              5,054,045  46,518,542     3,791,089     13,977,214
LMPVIT Global High Yield Bond Subaccount                    1,972,254  17,210,777     2,516,605      4,101,423
LMPVIT High Income Subaccount                              29,449,517 210,648,869    19,993,003     48,400,692
LMPVIT Money Market Subaccount                            338,025,753 338,025,776   271,953,218    166,377,067
LMPVIT Strategic Bond Subaccount                            3,966,336  41,028,199     3,644,445     10,001,925
MIST American Funds Balanced Allocation Subaccount (a)         47,672     378,449       402,701         22,184
MIST American Funds Growth Allocation Subaccount (a)           37,659     301,878       309,436          6,411
MIST American Funds Moderate Allocation Subaccount (a)         13,214     119,512       121,609          2,061
MIST Batterymarch Growth and Income Subaccount             19,490,238 399,289,738    55,493,240     51,291,040
MIST BlackRock High Yield Subaccount                       13,437,782 110,641,409    21,964,281     30,168,509
MIST BlackRock Large Cap Core Subaccount                    8,197,779  88,236,939     8,312,812     18,971,554
MIST Clarion Global Real Estate Subaccount                  9,269,846 141,503,222    22,631,867     29,817,832
MIST Dreman Small Cap Value Subaccount                      1,104,246  14,321,475     5,981,240      4,390,862
MIST Harris Oakmark International Subaccount                7,327,200 121,127,356    26,476,781     28,006,387
MIST Janus Forty Subaccount                                10,091,737 749,048,420    99,255,866     86,373,642
MIST Lazard Mid Cap Subaccount                             10,544,220 114,456,328   128,246,625     18,024,876
MIST Legg Mason Partners Aggressive Growth Subaccount (a)      11,737      59,605        59,729            116
MIST Legg Mason Partners Managed Assets Subaccount         12,736,573 211,805,921    27,633,789     37,537,441
MIST Legg Mason Value Equity Subaccount                       951,846   8,229,143     2,203,658      1,724,207
MIST Loomis Sayles Global Markets Subaccount               17,820,332 196,898,003    25,839,773     27,347,833
MIST Lord Abbett Bond Debenture Subaccount                  5,996,020  71,507,290    15,742,084     26,343,095
MIST Lord Abbett Growth and Income Subaccount               8,883,306 239,142,793    44,608,268     50,991,314
MIST Lord Abbett Mid Cap Value Subaccount                   5,049,189 101,238,184    17,956,131     20,404,214
MIST Met/AIM Capital Appreciation Subaccount                7,943,502  94,179,395     5,944,753     18,789,314
MIST Met/AIM Small Cap Growth Subaccount                      678,007   9,031,624     4,889,695      2,019,384
MIST Met/Franklin Mutual Shares Subaccount (a)                 39,297     263,252       274,216          9,066
MIST MFS Emerging Markets Equity Subaccount                12,117,523 129,149,294   108,496,270     28,977,584
MIST MFS Research International Subaccount                  9,259,213 120,060,489    56,134,746     26,952,002
MIST Oppenheimer Capital Appreciation Subaccount           66,680,467 467,117,911   487,629,807     39,352,676
MIST PIMCO Inflation Protected Bond Subaccount              9,140,875  96,252,647    53,972,974     38,175,823
MIST PIMCO Total Return Subaccount                          1,938,304  22,548,804    13,627,361      8,728,591
MIST Pioneer Fund Subaccount                                1,860,122  25,241,374     2,291,959      5,725,275
MIST Pioneer Strategic Income Subaccount                   18,673,044 177,778,296    51,449,403     49,433,710
MIST SSgA Growth and Income ETF Subaccount                 12,961,367 133,594,838     7,834,482     20,410,474
MIST SSgA Growth ETF Subaccount                            15,848,732 164,589,645     9,200,026     18,693,168
MIST T. Rowe Price Mid Cap Growth Subaccount (a)              204,686   1,645,845     1,843,800        154,023
MIST Third Avenue Small Cap Value Subaccount               12,897,320 217,269,107    23,203,602     41,669,370
MIST Turner Mid Cap Growth Subaccount (a)                     322,591   4,163,252     5,200,224        901,394
MIST Van Kampen Mid Cap Growth Subaccount                   2,225,485  22,304,479    23,449,843      4,698,997
MIST Van Kampen Comstock Subaccount                            94,992     986,843       359,185        717,870
Morgan Stanley Capital Opportunities Subaccount                41,225   1,096,076       192,043      1,101,330
Morgan Stanley Dividend Growth Subaccount                     184,361   2,569,895       139,008        720,490
Morgan Stanley S&P 500 Index Subaccount                       691,135   7,429,923       875,519      1,248,912
MSF BlackRock Aggressive Growth Subaccount                  5,888,158 141,913,070     6,773,552     38,876,533
MSF BlackRock Bond Income Subaccount                        2,990,795 310,678,891    52,839,224    104,049,760
MSF BlackRock Diversified Subaccount                        9,327,236 166,112,090    13,685,564     23,621,428
MSF BlackRock Large Cap Value Subaccount (a)                2,090,450  25,917,532    30,372,140      3,833,995
MSF BlackRock Legacy Large Cap Growth Subaccount (a)            1,163      19,695        19,876            174
MSF BlackRock Money Market Subaccount                       4,410,985 441,098,507   347,652,340    242,491,849
MSF Capital Guardian U.S. Equity Subaccount                 4,017,845  49,060,311     8,870,403     11,271,730

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                 FOR THE YEAR ENDED
                                                               AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                               ----------------------- ----------------------------
                                                                                             COST OF       PROCEEDS
                                                                   SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                               ---------- ------------ ------------- --------------
    MSF Davis Venture Value Subaccount (a)                      1,900,410   65,437,305    76,731,671      9,179,029
    MSF FI Large Cap Subaccount                                21,500,304  315,169,011     5,149,756     54,336,870
    MSF FI Value Leaders Subaccount                               948,099  183,123,595    31,496,262     36,977,702
    MSF Jennison Growth Subaccount (a)                          6,819,827   78,810,842    91,948,878     11,427,552
    MSF Lehman Brothers Aggregate Bond Index Subaccount        12,226,630  132,099,395    10,041,582     29,593,078
    MSF MetLife Aggressive Allocation Subaccount                5,994,672   73,399,373     7,731,064      9,171,895
    MSF MetLife Conservative Allocation Subaccount              2,561,524   26,993,105    20,414,187      9,373,202
    MSF MetLife Conservative to Moderate Allocation Subaccount  8,612,393   96,501,096    18,139,603     19,801,703
    MSF MetLife Mid Cap Stock Index Subaccount                    502,751    6,832,410     2,465,168      1,040,971
    MSF MetLife Moderate Allocation Subaccount                 41,807,330  490,697,992    37,338,739     61,776,173
    MSF MetLife Moderate to Aggressive Allocation Subaccount   36,973,552  452,165,392    21,271,951     56,448,988
    MSF MetLife Stock Index Subaccount                         16,106,276  589,090,779    50,531,059     63,598,461
    MSF MFS Total Return Subaccount                             5,853,228  839,488,862   115,283,357    194,345,945
    MSF MFS Value Subaccount                                    6,936,629   93,355,439    28,405,509     19,577,263
    MSF Morgan Stanley EAFE Index Subaccount                    7,381,778  126,920,160     9,779,080     17,251,644
    MSF Neuberger Berman Mid Cap Value Subaccount               1,269,838   28,437,322     1,253,374      6,432,449
    MSF Oppenheimer Global Equity Subaccount                   29,923,176  475,497,120    56,805,583     77,539,664
    MSF Russell 2000 Index Subaccount                           9,819,199  138,421,936    11,329,267     17,295,915
    MSF T. Rowe Price Large Cap Growth Subaccount               4,355,364   61,148,668    15,637,650     16,313,890
    MSF T. Rowe Price Small Cap Growth Subaccount (a)           7,857,011  103,005,156   118,029,542     13,529,790
    MSF Western Asset Management Strategic Bond
      Opportunities Subaccount                                    671,647    8,094,039     1,547,523      2,034,501
    MSF Western Asset Management U.S. Government Subaccount    17,610,711  210,283,041   139,840,502     58,273,570
    PIMCO VIT Total Return Subaccount                          36,860,183  380,881,410    88,227,787    117,202,606
    Pioneer VCT Bond Subaccount                                 2,295,620   24,739,740    15,308,098     11,451,370
    Pioneer VCT Cullen Value Subaccount                         1,391,620   16,651,498     4,760,234      5,235,978
    Pioneer VCT Emerging Markets Subaccount                       878,170   24,865,608     8,383,138      7,518,482
    Pioneer VCT Equity Income Subaccount                        1,365,362   28,703,306     5,377,929      8,589,506
    Pioneer VCT Fund Subaccount                                 1,808,452   39,142,777     6,591,195     13,115,247
    Pioneer VCT Global High Yield Subaccount                    1,695,597   16,195,236     4,430,192      3,445,229
    Pioneer VCT High Yield Subaccount                           4,028,868   40,211,263    13,994,127     14,712,392
    Pioneer VCT Ibbotson Aggressive Allocation Subaccount       1,182,801   12,891,499     4,010,005      2,238,771
    Pioneer VCT Ibbotson Growth Allocation Subaccount          25,027,755  289,216,342    69,232,032     18,241,361
    Pioneer VCT Ibbotson Moderate Allocation Subaccount        13,713,516  153,227,936    35,895,684     20,636,399
    Pioneer VCT Independence Subaccount                           436,797    5,529,447       395,541      1,342,642
    Pioneer VCT International Value Subaccount                    686,401   10,582,371     1,852,203      4,420,760
    Pioneer VCT Mid Cap Value Subaccount                        3,507,720   71,946,944     8,263,950     14,587,225
    Pioneer VCT Oak Ridge Large Cap Growth Subaccount           1,042,101   11,886,290     1,548,599      2,330,244
    Pioneer VCT Real Estate Shares Subaccount                     966,049   21,608,603     7,311,956      4,127,630
    Pioneer VCT Small Cap Value Subaccount                      1,302,434   17,985,469     2,971,922      3,309,882
    Pioneer VCT Strategic Income Subaccount                     4,670,591   50,220,781    14,816,758     14,381,667
    UIF Capital Growth Subaccount                                 645,729    9,224,781       685,645      3,957,334
    UIF Core Plus Fixed Income Subaccount                       1,519,067   17,105,383     2,879,547      6,029,259
    UIF Equity and Income Subaccount                           13,250,733  171,070,994    31,956,306     64,145,644
    UIF Small Company Growth Subaccount                           439,688    6,594,567       976,437      1,779,540
    UIF U.S. Real Estate Securities Subaccount                  2,101,900   34,972,659    21,958,285     16,201,868
    UIF Value Subaccount                                        1,557,455   18,639,029     3,335,009      4,766,081
    Van Kampen LIT Capital Growth Subaccount                      646,641   18,191,593     1,585,696    103,274,906
    Van Kampen LIT Comstock Subaccount                         26,883,657  322,212,879    32,393,378     76,339,985
    Van Kampen LIT Enterprise Subaccount                          601,811   10,077,612       682,853      2,983,469
    Van Kampen LIT Government Subaccount                        3,870,104   36,004,808     7,557,360     13,871,214
    Van Kampen LIT Growth and Income Subaccount                10,034,693  171,540,548    22,603,030     59,380,054
    Wells Fargo VT Advantage Small/Mid Cap Value Subaccount       537,348    5,324,406     1,474,143      1,311,435

(a) For the period April 28, 2008 to December 31, 2008.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
AIM V.I. Utilities Subaccount    2008      2,120,045 1.051 - 1.462   3,005,689          2.63      1.55 - 2.65 (34.12) - (33.39)
                              2007 (a)     2,469,440 1.594 - 2.195   5,279,182          1.88      1.55 - 2.65     8.89 - 18.78
                              2006 (a)     2,609,332 1.356 - 1.848   4,720,973          3.70      1.55 - 2.65    22.21 - 23.53
                              2005 (a)     2,293,179 1.109 - 1.496   3,373,187          3.14      1.55 - 2.65   (4.01) - 15.08
                              2004 (a)     1,188,424 1.199 - 1.300   1,532,386          1.08      1.55 - 2.65     0.08 - 22.21
Alger American Capital           2008      2,726,355 0.914 - 1.111   2,946,088            --      1.55 - 2.65 (46.69) - (46.09)
  Appreciation Subaccount     2007 (a)     3,117,230 1.713 - 2.061   6,258,265            --      1.55 - 2.65   (1.42) - 31.11
                              2006 (a)     2,554,978 1.319 - 1.572   3,936,492            --      1.55 - 2.55    11.13 - 17.14
                              2005 (a)     2,116,370 1.138 - 1.342   2,791,102            --      1.55 - 2.55     7.67 - 18.75
                              2004 (a)     1,375,470 1.067 - 1.194   1,625,058            --      1.55 - 2.50      1.63 - 7.65
AllianceBernstein Global         2008      1,967,504 0.535 - 0.545   1,068,173            --      1.65 - 1.90 (48.51) - (48.29)
  Technology Subaccount       2007 (a)     2,675,537 1.039 - 1.054   2,814,482            --      1.65 - 1.90    17.67 - 17.90
                              2006 (a)     2,190,516 0.883 - 0.894   1,954,454            --      1.65 - 1.90      6.39 - 6.56
                              2005 (a)     2,307,864 0.830 - 0.839   1,932,597            --      1.65 - 1.90      1.72 - 2.07
                              2004 (a)     2,138,533 0.816 - 0.822   1,757,430            --      1.65 - 1.90      3.03 - 7.79
American Funds Bond
  Subaccount
  (Commenced 4/28/2008)          2008      1,707,759 1.337 - 1.417   2,375,182          8.67      1.40 - 1.90 (10.75) - (10.45)
American Funds Global Growth     2008    148,315,752 0.888 - 1.392 171,788,338          1.71      0.30 - 2.70 (40.07) - (38.58)
  Subaccount                  2007 (a)   169,495,269 1.474 - 2.299 321,760,742          2.69      0.30 - 2.70   (4.70) - 14.13
                              2006 (a)   173,618,310 1.314 - 2.036 291,622,286          0.87      0.60 - 2.70     4.78 - 19.70
                              2005 (a)   159,643,333 1.116 - 1.720 226,113,392          0.67      0.60 - 2.70     4.71 - 16.59
                              2004 (a)   122,635,942 1.022 - 1.533 151,764,795          0.42      0.60 - 2.65     2.69 - 15.56
American Funds Global Small
  Capitalization Subaccount
  (Commenced 4/28/2008)          2008        638,633 1.535 - 1.620   1,017,332            --      1.40 - 1.90 (49.55) - (49.38)
American Funds Growth            2008    359,615,200 0.720 - 1.126 341,207,267          0.78      0.30 - 2.70 (45.51) - (44.10)
  Subaccount                  2007 (a)   404,396,586 1.304 - 2.044 695,771,349          0.76      0.30 - 2.70     1.50 - 11.72
                              2006 (a)   450,065,711 1.178 - 1.851 702,140,584          0.80      0.60 - 2.70     6.05 - 10.10
                              2005 (a)   438,281,614 1.084 - 1.708 630,855,530          0.76      0.60 - 2.70   (1.12) - 19.73
                              2004 (a)   321,036,022 0.947 - 1.495 398,769,014          0.21      0.60 - 2.65     0.09 - 17.62
American Funds Growth-Income     2008    341,874,694 0.729 - 1.067 327,273,662          1.64      0.30 - 2.75 (39.52) - (38.03)
  Subaccount                  2007 (a)   401,435,769 1.200 - 1.746 629,811,177          1.45      0.30 - 2.75    (3.07) - 4.36
                              2006 (a)   448,353,025 1.169 - 1.691 683,271,350          1.56      0.60 - 2.75    12.07 - 14.56
                              2005 (a)   454,437,804 1.039 - 1.493 613,002,232          1.45      0.60 - 2.75    (0.90) - 9.88
                              2004 (a)   350,588,723 1.063 - 1.435 456,055,772          1.06      0.60 - 2.65     2.08 - 13.06
Credit Suisse Trust Global       2008        995,516 0.600 - 0.911     854,538          1.80      1.55 - 2.65 (48.14) - (47.58)
  Small Cap Subaccount        2007 (a)     1,064,670 1.317 - 1.738   1,758,304            --      1.55 - 2.65   (6.46) - (5.44)
                              2006 (a)     1,231,928 1.236 - 1.838   2,170,445            --      1.55 - 2.65     8.49 - 12.60
                              2005 (a)       884,152 1.120 - 1.649   1,388,360            --      1.55 - 2.65     0.27 - 18.65
                              2004 (a)       625,899 1.129 - 1.442     877,749            --      1.55 - 2.65     0.99 - 24.89

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ---------- ------------- ---------------- -------------------
Delaware VIP Small Cap Value     2008    13,377,371 0.975 - 1.799 18,558,123          0.81      0.30 - 2.60 (31.67) - (30.11)
  Subaccount                  2007 (a)   16,388,529 1.395 - 2.582 33,497,643          0.53      0.30 - 2.60  (13.94) - (7.16)
                              2006 (a)   18,944,541 1.694 - 2.781 44,633,441          0.26      0.60 - 2.60    13.24 - 15.49
                              2005 (a)   23,296,777 1.496 - 2.408 47,613,484          0.36      0.60 - 2.60     3.23 - 15.30
                              2004 (a)   23,932,705 1.723 - 2.214 45,559,694          0.19      0.60 - 2.50    18.50 - 20.72
Dreyfus Socially Responsible     2008       582,742 0.742 - 0.876    495,408          0.43      1.55 - 2.65 (36.31) - (35.59)
  Growth Subaccount           2007 (a)      598,700 1.165 - 1.360    792,444          0.27      1.55 - 2.65      4.67 - 5.84
                              2006 (a)      656,269 1.113 - 1.285    822,659            --      1.55 - 2.65      6.10 - 7.35
                              2005 (a)      639,030 1.049 - 1.197    750,074            --      1.55 - 2.65      0.86 - 6.78
                              2004 (a)      257,740 1.159 - 1.177    301,120          0.21      1.55 - 2.50     0.09 - 13.57
DWSI Capital Growth              2008    10,177,735 0.799 - 0.978  9,638,233          0.66      1.55 - 2.65 (34.97) - (34.27)
  Subaccount                  2007 (a)   12,449,333 1.228 - 1.488 18,006,933          0.25      1.55 - 2.65   (1.15) - 10.47
                              2006 (a)   13,752,175 1.123 - 1.347 18,078,133          0.20      1.55 - 2.65    (0.48) - 6.48
                              2005 (a)    8,674,019 1.100 - 1.265 10,745,435          0.24      1.55 - 2.65     3.48 - 11.97
                              2004 (a)    2,420,832 1.053 - 1.184  2,826,705          0.11      1.55 - 2.65      2.33 - 6.11
DWSI Global Opportunities        2008     3,092,106 0.693 - 1.118  3,249,955            --      1.55 - 2.65 (51.48) - (50.92)
  Subaccount                  2007 (a)    3,436,720 1.427 - 2.278  7,417,353          1.02      1.55 - 2.65      2.13 - 7.25
                              2006 (a)    3,546,894 1.344 - 2.124  7,150,397          0.91      1.55 - 2.65    18.75 - 20.00
                              2005 (a)    3,777,884 1.131 - 1.770  6,397,887          0.34      1.55 - 2.65     1.16 - 16.61
                              2004 (a)    2,062,547 1.193 - 1.523  3,054,913            --      1.55 - 2.65     2.72 - 25.73
DWSI Health Care Subaccount      2008     3,239,205 0.911 - 1.122  3,485,472            --      1.55 - 2.65 (25.52) - (24.70)
                              2007 (a)    3,781,290 1.222 - 1.490  5,410,164            --      1.55 - 2.65     9.88 - 11.11
                              2006 (a)    4,014,878 1.110 - 1.341  5,185,746            --      1.55 - 2.65      0.54 - 4.20
                              2005 (a)    4,480,590 1.077 - 1.287  5,590,375            --      1.55 - 2.65    (0.63) - 8.95
                              2004 (a)    2,907,689 1.037 - 1.210  3,458,133            --      1.55 - 2.65   (1.95) - 15.89
DWSII Dreman Small Mid Cap       2008     7,699,706 0.844 - 1.349  9,778,847          1.35      1.55 - 2.65 (35.41) - (34.74)
  Value Subaccount            2007 (a)    9,139,529 1.306 - 2.067 17,838,953          0.60      1.55 - 2.65    (0.07) - 1.13
                              2006 (a)   10,404,529 1.305 - 2.044 20,277,059          0.38      1.55 - 2.65    21.35 - 22.62
                              2005 (a)   10,844,583 1.075 - 1.667 17,276,994          0.32      1.55 - 2.65   (0.87) - 14.30
                              2004 (a)    7,239,029 1.165 - 1.542 10,886,905          0.24      1.55 - 2.65     2.35 - 23.90
DWSII Government & Agency        2008     7,027,315 1.050 - 1.116  7,663,328          4.25      1.55 - 2.65      1.74 - 2.86
  Securities Subaccount       2007 (a)    4,467,580 1.032 - 1.089  4,755,051          4.04      1.55 - 2.65      2.69 - 3.93
                              2006 (a)    4,873,458 1.005 - 1.054  5,013,915          3.50      1.55 - 2.65      1.10 - 2.15
                              2005 (a)    5,426,615 0.994 - 1.037  5,480,771          3.49      1.55 - 2.65    (0.58) - 0.98
                              2004 (a)    5,079,039 0.998 - 1.015  5,121,703          1.12      1.55 - 2.65    (0.20) - 2.67
DWSII Conservative Allocation    2008    14,149,681 0.826 - 0.913 12,675,543         12.01      1.55 - 2.55 (24.84) - (24.11)
  Subaccount                  2007 (a)   15,011,630 1.099 - 1.203 17,790,622          2.03      1.55 - 2.65      1.93 - 3.08
  (Commenced 5/3/2004)        2006 (a)   16,251,494 1.077 - 1.167 18,752,594          1.07      1.55 - 2.65      3.84 - 7.16
                              2005 (a)   11,962,805 1.015 - 1.089 12,930,564            --      1.55 - 2.65      0.30 - 4.76
                              2004 (a)    3,891,905 1.056 - 1.060  4,118,864            --      1.55 - 2.45      0.47 - 5.90
DWSII Global Thematic            2008     3,883,900 0.782 - 1.096  4,073,603          1.13      1.55 - 2.65 (49.25) - (48.71)
  Subaccount                  2007 (a)    4,800,961 1.540 - 2.137  9,874,816          0.24      1.55 - 2.65      3.02 - 4.24
                              2006 (a)    4,292,759 1.493 - 2.050  8,490,261          0.19      1.55 - 2.65    11.58 - 27.65
                              2005 (a)    3,994,060 1.181 - 1.606  6,184,114            --      1.55 - 2.65     0.17 - 22.10
                              2004 (a)    2,458,063 1.122 - 1.332  3,188,600          0.44      1.55 - 2.65     2.57 - 18.68

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
DWSII Growth Allocation         2008     23,684,927 0.747 - 0.851  19,747,843          4.79      1.55 - 2.55 (36.21) - (35.53)
  Subaccount                 2007 (a)    25,317,988 1.171 - 1.320  32,899,643          1.93      1.55 - 2.55      2.90 - 3.94
  (Commenced 5/3/2004)       2006 (a)    25,739,407 1.138 - 1.270  32,311,493          0.78      1.55 - 2.65     9.66 - 10.92
                             2005 (a)    25,743,664 1.036 - 1.145  29,275,924            --      1.55 - 2.65    (0.09) - 8.13
                             2004 (a)     6,981,678 1.093 - 1.097   7,646,553            --      1.55 - 2.45      0.64 - 9.60
DWSII Moderate Allocation       2008     27,022,829 0.770 - 0.864  22,931,554          4.12      1.55 - 2.65 (32.21) - (31.43)
  Subaccount                 2007 (a)    27,563,873 1.135 - 1.260  34,197,210          2.25      1.55 - 2.65      2.36 - 3.45
  (Commenced 5/3/2004)       2006 (a)    28,801,929 1.108 - 1.218  34,683,906          0.88      1.55 - 2.65      4.15 - 9.24
                             2005 (a)    30,137,805 1.025 - 1.115  33,377,185            --      1.55 - 2.65    (0.18) - 6.65
                             2004 (a)     7,301,007 1.073 - 1.078   7,854,600            --      1.55 - 2.65      0.37 - 7.70
DWSII Technology Subaccount     2008      2,162,417 0.593 - 0.724   1,509,302            --      1.55 - 2.65 (47.89) - (47.23)
                             2007 (a)     2,400,140 1.138 - 1.372   3,184,957            --      1.55 - 2.65   (3.20) - 12.09
                             2006 (a)     2,425,200 1.025 - 1.224   2,880,253            --      1.55 - 2.65   (8.95) - (1.13)
                             2005 (a)     2,829,966 1.045 - 1.238   3,423,884          0.11      1.55 - 2.65     0.58 - 15.49
                             2004 (a)     2,161,059 1.043 - 1.217   2,584,246            --      1.55 - 2.65   (1.07) - 13.62
Fidelity VIP Contrafund         2008    193,501,420 0.759 - 1.210 204,385,840          0.80      0.30 - 2.70 (44.22) - (42.88)
  Subaccount                 2007 (a)   213,235,728 1.357 - 2.150 395,591,028          0.78      0.30 - 2.70     1.63 - 16.61
                             2006 (a)   217,238,460 1.185 - 1.866 347,552,039          1.04      0.60 - 2.70     1.41 - 10.72
                             2005 (a)   196,360,677 1.089 - 1.705 283,983,247          0.12      0.60 - 2.65   (1.48) - 19.20
                             2004 (a)   136,587,982 1.002 - 1.488 169,704,264          0.18      0.60 - 2.65     1.71 - 16.00
Fidelity VIP Dynamic Capital    2008      2,474,553 0.614 - 1.002   2,110,918          0.42      0.30 - 2.50 (42.79) - (41.56)
  Appreciation Subaccount    2007 (a)     3,119,214 1.062 - 1.738   4,597,424          0.11      0.30 - 2.50    (4.18) - 6.13
                             2006 (a)     3,947,554 1.009 - 1.657   5,424,170          0.23      0.60 - 2.50     0.45 - 13.09
                             2005 (a)     4,166,735 0.899 - 1.480   5,146,611            --      0.60 - 2.50     5.46 - 26.48
                             2004 (a)     3,501,622 0.755 - 1.248   3,482,924            --      0.60 - 2.50   (6.02) - 16.29
Fidelity VIP Equity-Income      2008    115,661,779 0.741 - 2.019 199,519,894          2.41      0.30 - 1.90 (43.90) - (42.78)
  Subaccount                 2007 (a)   132,444,044 1.316 - 3.566 400,892,976          1.74      0.30 - 1.90    (0.65) - 1.22
                             2006 (a)   140,114,841 1.319 - 3.557 432,505,764          3.32      0.30 - 1.90    17.68 - 19.76
                             2005 (a)   148,557,889 1.118 - 2.996 390,160,736          1.64      0.30 - 1.90   (0.53) - 10.53
                             2004 (a)   156,599,060 1.098 - 2.866 402,318,265          1.55      0.30 - 1.90     8.18 - 10.84
Fidelity VIP High Income        2008     15,749,612 0.877 - 1.609  23,781,248          8.57      0.30 - 1.30 (25.93) - (25.18)
  Subaccount                 2007 (a)    17,441,474 1.184 - 2.172  35,721,575          7.77      0.30 - 1.30    (0.59) - 2.49
                             2006 (a)    19,961,947 1.205 - 2.140  40,452,391          7.59      0.30 - 1.30     9.71 - 10.86
                             2005 (a)    22,298,010 1.087 - 1.948  41,324,308         15.19      0.30 - 1.30      1.41 - 2.45
                             2004 (a)    25,226,741 1.061 - 1.921  46,198,546          8.26      0.30 - 1.30      5.26 - 8.91
Fidelity VIP Mid Cap            2008    175,219,157 0.806 - 1.527 232,101,268          0.24      0.30 - 2.70 (41.24) - (39.82)
  Subaccount                 2007 (a)   194,928,164 1.367 - 2.573 435,231,658          0.49      0.30 - 2.70   (0.31) - 14.63
                             2006 (a)   202,604,640 1.214 - 2.269 401,512,281          0.17      0.60 - 2.70     3.20 - 11.75
                             2005 (a)   189,610,580 1.106 - 2.053 340,760,006            --      0.60 - 2.70   (0.91) - 20.72
                             2004 (a)   127,940,062 1.225 - 1.769 199,428,023            --      0.60 - 2.65     2.31 - 26.42
FTVIPT Mutual Shares            2008     47,564,032 0.928 - 1.017  45,238,751          2.96      1.40 - 1.90 (38.26) - (37.99)
  Securities Subaccount      2007 (a)    57,502,398 1.503 - 1.640  88,384,934          1.44      1.40 - 1.90      1.49 - 2.05
                             2006 (a)    57,394,982 1.239 - 1.772  86,503,678          0.87      0.60 - 2.70    15.23 - 17.67
                             2005 (a)   127,598,458 1.079 - 1.523 171,403,069          0.87      0.60 - 2.65     0.25 - 10.51
                             2004 (a)    76,979,701 1.137 - 1.403  95,426,122          0.74      0.60 - 2.65     0.37 - 12.03

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
FTVIPT Franklin Income           2008     27,781,181 0.817 - 3.209  25,140,094          5.49      1.30 - 2.70 (31.52) - (30.53)
  Securities Subaccount       2007 (a)    28,070,936 1.193 - 1.255  34,418,610          3.38      1.30 - 2.70    (4.04) - 2.40
  (Commenced 5/2/2005)        2006 (a)    20,579,714 1.181 - 1.227  24,768,105          3.41      1.30 - 2.70     0.42 - 16.70
                              2005 (a)     8,531,050 1.027 - 1.052   8,854,406          0.44      1.30 - 2.55    (3.63) - 5.18
FTVIPT Franklin Rising           2008     21,627,695 0.786 - 1.073  21,687,343          1.84      1.50 - 2.65 (29.05) - (28.22)
  Dividends Securities        2007 (a)    25,791,683 1.103 - 1.495  36,386,985          2.37      1.50 - 2.65   (5.23) - (4.14)
  Subaccount                  2006 (a)    27,084,209 1.160 - 1.566  40,222,505          1.05      1.50 - 2.65   (0.93) - 15.40
                              2005 (a)    25,720,494 1.079 - 1.357  33,439,039          0.90      1.45 - 2.65    (0.31) - 7.06
                              2004 (a)    18,351,724 1.072 - 1.331  23,734,364          0.55      1.45 - 2.65     0.40 - 12.39
FTVIPT Franklin                  2008     39,918,390 0.562 - 1.037  32,498,385            --      1.25 - 2.75 (44.02) - (43.20)
  Small-Mid Cap Growth        2007 (a)    46,602,557 0.995 - 1.837  67,189,998            --      1.25 - 2.75      5.24 - 9.89
  Securities Subaccount       2006 (a)    51,461,967 0.911 - 1.681  68,132,735            --      1.25 - 2.75   (2.74) - 10.68
                              2005 (a)    59,469,386 0.853 - 1.575  73,527,779            --      1.25 - 2.75     1.70 - 14.55
                              2004 (a)    59,973,722 0.829 - 1.530  71,087,036            --      1.25 - 2.65     1.41 - 15.00
FTVIPT Templeton Developing      2008     14,310,331 1.029 - 3.333  16,745,138          1.88      0.30 - 2.75  (53.56) - (8.93)
  Markets Securities          2007 (a)    49,160,016 1.880 - 4.056 152,721,262          2.31      0.30 - 2.75     1.06 - 28.01
  Subaccount                  2006 (a)    50,749,927 1.500 - 3.212 127,222,929          1.11      0.60 - 2.75    15.15 - 28.34
                              2005 (a)    46,875,652 1.203 - 2.557  95,464,644          1.24      0.60 - 2.75     2.15 - 27.70
                              2004 (a)    22,941,675 1.230 - 2.046  39,756,394          1.73      0.60 - 2.65     3.04 - 28.81
FTVIPT Templeton Foreign         2008    111,025,532 0.823 - 1.412 121,590,564          2.41      0.30 - 2.75 (41.99) - (40.56)
  Securities Subaccount       2007 (a)   128,820,623 1.418 - 2.409 240,864,853          1.97      0.30 - 2.75     0.36 - 14.76
                              2006 (a)   144,140,237 1.262 - 2.123 237,798,804          1.25      0.60 - 2.75     5.63 - 20.74
                              2005 (a)   143,497,805 1.067 - 1.778 199,114,339          1.15      0.60 - 2.75     1.78 - 12.00
                              2004 (a)   102,046,794 1.063 - 1.641 127,886,637          1.03      0.60 - 2.65     0.52 - 20.94
FTVIPT Templeton Growth          2008     29,971,329 0.855 - 1.006  26,545,651          1.79      1.40 - 1.90 (43.41) - (43.13)
  Securities Subaccount       2007 (a)    33,358,379 1.511 - 1.769  52,085,357          1.33      1.40 - 1.90      0.40 - 0.91
                              2006 (a)    33,917,235 1.273 - 4.461  52,475,326          0.32      0.60 - 2.65    16.33 - 21.07
                              2005 (a)   174,829,031 1.065 - 3.820 450,592,379          1.20      0.60 - 2.65     0.08 - 10.18
                              2004 (a)   142,568,120 1.121 - 3.547 393,146,569          1.25      0.60 - 2.65     1.43 - 16.13
Janus Aspen Forty Subaccount     2008      4,342,361 0.668 - 1.223   3,688,723          0.01      1.40 - 2.10 (45.47) - (45.06)
                              2007 (a)     5,436,346 1.219 - 2.239   8,101,336          0.18      1.40 - 2.10    33.80 - 34.79
                              2006 (a)     5,697,204 0.907 - 1.670   6,279,354          0.14      1.40 - 2.10      6.83 - 7.52
                              2005 (a)     6,023,200 0.845 - 1.560   6,384,605          0.01      1.40 - 2.10     7.09 - 11.07
                              2004 (a)     5,846,191 0.762 - 1.412   5,465,035          0.03      1.40 - 2.10    15.52 - 16.36
Janus Aspen Global Life          2008      4,863,385 0.856 - 1.366   4,534,181            --      1.40 - 2.45 (30.73) - (29.98)
  Sciences Subaccount         2007 (a)     6,247,528 1.228 - 1.959   8,274,842            --      1.40 - 2.45     7.01 - 20.04
                              2006 (a)     7,103,646 1.027 - 1.639   7,888,399            --      1.40 - 2.50      3.67 - 4.88
                              2005 (a)     8,222,083 0.984 - 1.570   8,731,258            --      1.40 - 2.50     9.53 - 10.72
                              2004 (a)     9,480,547 0.892 - 1.423   9,058,558            --      1.40 - 2.50   (0.52) - 12.67
Janus Aspen Global Technology    2008     12,535,710 0.260 - 1.110   4,935,515          0.09      1.40 - 2.50 (45.40) - (44.65)
  Subaccount                  2007 (a)    15,556,567 0.472 - 2.017  10,864,204          0.37      1.40 - 2.50   (3.32) - 20.00
                              2006 (a)    16,742,310 0.395 - 1.688   8,626,487            --      1.40 - 2.45      5.20 - 6.30
                              2005 (a)    18,659,741 0.373 - 1.594   8,786,656            --      1.40 - 2.50     1.60 - 23.46
                              2004 (a)    23,034,602 0.340 - 1.750   9,236,032            --      1.40 - 2.50    (1.93) - 8.87

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ------------- ------------- ---------------- -------------------
Janus Aspen International       2008     45,196,584 0.727 - 1.767    45,301,896          1.14      1.25 - 2.50 (53.41) - (52.82)
  Growth Subaccount          2007 (a)    46,649,433 1.551 - 3.783    98,924,859          0.46      1.25 - 2.50    24.82 - 26.43
                             2006 (a)    39,477,549 1.235 - 3.023    63,301,996          1.93      1.25 - 2.50     7.41 - 44.80
                             2005 (a)    30,624,812 0.858 - 2.108    30,587,703          1.09      1.25 - 2.50    28.72 - 33.92
                             2004 (a)    32,041,920 0.662 - 1.634    23,231,843          0.83      1.25 - 2.50     9.22 - 17.24
Janus Aspen Mid Cap Growth      2008     28,579,786 0.354 - 1.262    13,787,452          0.06      0.30 - 2.60 (45.29) - (44.02)
  Subaccount                 2007 (a)    32,312,340 0.643 - 2.299    27,341,621          0.07      0.30 - 2.60     3.53 - 21.04
                             2006 (a)    37,639,585 0.538 - 1.932    25,719,132            --      0.60 - 2.60     2.48 - 12.66
                             2005 (a)    44,168,328 0.484 - 1.744    26,603,760            --      0.60 - 2.60     0.14 - 17.92
                             2004 (a)    51,226,509 0.440 - 1.592    26,562,889            --      0.60 - 2.60     1.19 - 24.24
Janus Aspen Mid Cap Value       2008      1,549,198 1.387 - 1.443     2,201,304          0.40      1.40 - 2.10 (29.38) - (28.92)
  Subaccount                 2007 (a)     1,802,779 1.964 - 2.030     3,616,456          1.25      1.40 - 2.10      4.91 - 5.67
                             2006 (a)     2,062,278 1.872 - 1.921     3,922,565          1.03      1.40 - 2.10    12.70 - 13.47
                             2005 (a)     2,101,134 1.661 - 1.693     3,530,008          0.65      1.40 - 2.10      7.72 - 8.53
                             2004 (a)     2,226,127 1.542 - 1.560     3,457,854          3.30      1.40 - 2.10    15.33 - 16.16
Janus Aspen Worldwide Growth    2008      1,473,348 0.551 - 1.606       933,270          0.15      0.30 - 2.45  (45.55) - (5.61)
  Subaccount                 2007 (a)    34,679,126 0.711 - 1.706    28,343,346          0.55      0.30 - 2.50    (5.11) - 8.61
                             2006 (a)    39,895,818 0.662 - 1.588    29,737,903          1.61      0.60 - 2.50     8.51 - 17.31
                             2005 (a)    46,394,416 0.572 - 1.377    29,711,140          1.20      0.60 - 2.45      2.99 - 4.92
                             2004 (a)    54,496,177 0.551 - 1.327    33,285,061          0.90      0.60 - 2.45    (4.19) - 3.93
LMPVET Aggressive Growth        2008    622,180,657 0.574 - 0.996   428,934,280            --      0.30 - 2.70 (42.18) - (40.60)
  Subaccount                 2007 (a)   741,329,195 0.978 - 1.824   873,001,582            --      0.30 - 2.70    (6.31) - 6.75
                             2006 (a)   828,375,230 1.011 - 1.763 1,008,765,968            --      0.60 - 2.70   (0.83) - 12.52
                             2005 (a)   882,099,864 0.946 - 1.616 1,008,008,342            --      0.60 - 2.70   (1.02) - 19.50
                             2004 (a)   851,032,222 0.862 - 1.498   888,608,001            --      0.60 - 2.65   (2.18) - 16.18
LMPVET Appreciation             2008    467,330,035 0.796 - 1.237   453,131,027          1.19      0.30 - 2.70 (31.28) - (29.54)
  Subaccount                 2007 (a)   583,776,051 1.149 - 1.775   814,727,982          1.06      0.30 - 2.70      0.32 - 7.74
                             2006 (a)   591,237,387 1.143 - 1.660   775,105,401          1.08      0.60 - 2.70     9.13 - 14.14
                             2005 (a)   652,374,697 1.014 - 1.466   758,783,275          0.86      0.60 - 2.70    (1.29) - 7.69
                             2004 (a)   642,839,189 0.991 - 1.426   731,959,575          1.15      0.60 - 2.60   (0.24) - 10.14
LMPVET Capital and Income       2008    156,487,513 0.688 - 0.999   131,469,976          0.92      0.30 - 2.75 (36.73) - (35.21)
  Subaccount                 2007 (a)   193,635,280 1.086 - 1.547   255,776,152          1.33      0.30 - 2.75    (1.75) - 5.10
                             2006 (a)   206,024,660 1.105 - 1.455   263,625,366          1.58      1.30 - 2.70      0.48 - 9.40
                             2005 (a)   211,410,592 1.020 - 1.333   252,369,546          1.40      1.30 - 2.70      0.96 - 7.50
                             2004 (a)   144,954,703 0.997 - 1.296   210,747,637          1.09      1.30 - 2.70    (0.45) - 7.96
LMPVET Capital Subaccount       2008    115,893,792 0.653 - 0.970    95,061,000          0.05      1.30 - 2.70 (43.67) - (42.87)
                             2007 (a)   152,949,759 1.151 - 1.698   221,598,096          0.36      1.30 - 2.70    (0.94) - 0.48
                             2006 (a)   183,219,024 1.152 - 1.690   265,543,722          0.59      1.30 - 2.70     9.02 - 12.22
                             2005 (a)   217,659,613 1.033 - 1.506   283,401,915          0.37      1.30 - 2.70    (1.29) - 8.67
                             2004 (a)   192,239,830 1.000 - 1.450   246,049,946          0.44      1.30 - 2.60     0.00 - 11.80
LMPVET Dividend Strategy        2008     57,971,618 0.576 - 1.035    38,759,544          2.71      0.30 - 2.60 (30.40) - (28.79)
  Subaccount                 2007 (a)    71,241,834 0.818 - 1.482    67,840,329          1.94      0.30 - 2.60    (0.82) - 5.77
                             2006 (a)    81,696,891 0.779 - 1.424    73,888,601          2.07      0.60 - 2.60    14.86 - 17.29
                             2005 (a)    96,864,753 0.670 - 1.235    74,835,821          1.92      0.60 - 2.60    (3.04) - 1.64
                             2004 (a)   103,379,134 0.681 - 1.265    78,742,140          0.95      0.60 - 2.60    (1.93) - 8.43

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                                UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ------------- ------------- ------------- ------------- ---------------- -------------------
LMPVET Equity Index             2008      673,352,052 0.567 - 1.029   517,872,975          1.80      0.30 - 3.50 (39.54) - (37.71)
  Subaccount                 2007 (a)     931,047,864 0.930 - 1.676 1,139,332,798          1.56      0.30 - 3.50    (3.65) - 4.30
                             2006 (a)   1,247,256,223 0.908 - 1.627 1,480,164,547          1.53      0.60 - 3.60    11.34 - 14.44
                             2005 (a)   1,392,047,523 0.809 - 1.439 1,477,748,950          1.48      0.60 - 3.60    (0.78) - 8.80
                             2004 (a)   1,401,220,703 0.796 - 1.405 1,455,129,417          1.67      0.60 - 3.60     0.00 - 10.72
LMPVET Fundamental Value        2008      503,204,890 0.716 - 2.135   457,409,846          1.59      0.30 - 2.75 (38.34) - (36.73)
  Subaccount                 2007 (a)     615,032,338 1.159 - 3.407   899,059,753          1.20      0.30 - 2.75    (8.41) - 0.62
                             2006 (a)     579,041,469 1.176 - 3.404   857,241,747          1.57      0.60 - 2.70     7.52 - 16.10
                             2005 (a)     640,934,562 1.035 - 2.948   838,842,449          0.95      0.60 - 2.70   (0.08) - 11.22
                             2004 (a)     637,908,455 1.025 - 2.847   830,510,158          0.71      0.60 - 2.60    (0.64) - 8.83
LMPVET Global Equity            2008       42,841,696 0.697 - 1.089    37,811,490          0.07      1.30 - 2.60 (42.86) - (42.11)
  Subaccount                 2007 (a)      53,650,045 1.215 - 1.881    82,583,852          0.54      1.30 - 2.60      2.17 - 3.58
                             2006 (a)      59,433,754 1.185 - 1.816    89,196,048          1.17      1.30 - 2.60    12.21 - 13.71
                             2005 (a)      61,757,365 1.052 - 1.597    82,415,988          0.84      1.30 - 2.60     1.94 - 10.96
                             2004 (a)      37,526,371 1.026 - 1.519    49,385,893          0.74      1.30 - 2.60     1.43 - 10.41
LMPVET International All Cap    2008       83,125,785 0.519 - 1.132    65,489,475          1.91      0.30 - 2.45 (44.82) - (43.56)
  Opportunity Subaccount     2007 (a)      99,535,027 0.933 - 2.034   140,032,107          0.89      0.30 - 2.45      3.76 - 6.07
                             2006 (a)     117,587,244 0.891 - 1.946   158,149,388          2.06      0.30 - 2.45    22.84 - 25.44
                             2005 (a)     136,186,093 0.719 - 1.572   147,650,094          1.33      0.30 - 2.45     9.01 - 11.39
                             2004 (a)     155,729,405 0.654 - 1.432   153,350,394          0.92      0.30 - 2.45    15.01 - 18.88
LMPVET Investors Subaccount     2008      180,915,479 0.759 - 1.327   166,124,166          1.22      0.30 - 2.70 (37.38) - (35.81)
                             2007 (a)     228,211,487 1.212 - 2.074   330,952,064          1.43      0.30 - 2.70    (4.61) - 3.29
                             2006 (a)     101,551,259 1.199 - 2.008   156,887,651          1.54      0.60 - 2.70     3.61 - 17.50
                             2005 (a)     123,030,450 1.036 - 1.709   163,740,192          1.16      0.60 - 2.70     1.34 - 11.01
                             2004 (a)     136,882,274 0.991 - 1.613   173,922,436          1.49      0.60 - 2.60     0.24 - 13.52
LMPVET Large Cap Growth         2008      150,824,586 0.612 - 1.067   115,654,875          0.26      0.30 - 2.70 (38.96) - (37.50)
  Subaccount                 2007 (a)     188,404,599 0.994 - 1.712   234,261,631          0.04      0.30 - 2.70    (1.31) - 4.65
                             2006 (a)     232,886,086 0.961 - 1.636   281,734,618          0.14      0.60 - 2.70      1.55 - 5.41
                             2005 (a)     278,785,232 0.936 - 1.573   329,657,840          0.13      0.60 - 2.70   (2.08) - 14.01
                             2004 (a)     302,315,440 0.905 - 1.504   360,716,769          0.37      0.60 - 2.60   (7.61) - 14.13
LMPVET Lifestyle                2008      101,668,320 0.892 - 1.179    98,139,570          3.26      1.17 - 1.90 (28.75) - (28.20)
  Allocation 50% Subaccount  2007 (a)     127,276,506 1.252 - 1.642   171,934,433          3.41      1.17 - 1.90      1.29 - 2.05
                             2006 (a)     145,594,514 1.236 - 1.609   193,888,194          2.71      1.17 - 1.90      6.19 - 6.91
                             2005 (a)     169,628,482 1.164 - 1.505   212,166,507          2.22      1.17 - 1.90      0.61 - 1.35
                             2004 (a)     184,451,456 1.157 - 1.485   229,463,199          2.39      1.17 - 1.90      5.57 - 6.38
LMPVET Lifestyle                2008       61,066,781 0.814 - 1.011    50,738,235          2.32      1.17 - 1.90 (34.09) - (33.57)
  Allocation 70% Subaccount  2007 (a)      73,092,932 1.235 - 1.522    91,454,984          2.55      1.17 - 1.90      1.90 - 2.63
                             2006 (a)      87,069,481 1.209 - 1.483   106,393,247          1.83      1.17 - 1.90      6.78 - 7.62
                             2005 (a)     101,949,763 1.126 - 1.378   116,033,705          1.45      1.17 - 1.90      2.81 - 3.53
                             2004 (a)     116,747,312 1.091 - 1.331   128,666,569          1.55      1.17 - 1.90      6.67 - 7.43
LMPVET Lifestyle                2008       38,462,858 0.765 - 0.992    30,330,127          1.65      1.17 - 1.90 (38.60) - (38.15)
  Allocation 85% Subaccount  2007 (a)      45,631,090 1.246 - 1.604    58,313,241          1.51      1.17 - 1.90      1.38 - 2.17
                             2006 (a)      53,182,538 1.229 - 1.570    66,724,256          0.99      1.17 - 1.90      7.43 - 8.20
                             2005 (a)      64,153,803 1.144 - 1.451    74,562,883          0.44      1.17 - 1.90      4.00 - 4.84
                             2004 (a)      73,636,696 1.100 - 1.384    81,889,331          0.39      1.17 - 1.90      8.48 - 9.32

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
LMPVET Mid Cap Core             2008     57,996,976 0.806 - 1.130  55,520,897          0.19      1.30 - 2.70 (37.03) - (36.11)
  Subaccount                 2007 (a)    71,238,308 1.269 - 1.778 107,349,964          0.37      1.30 - 2.70    (3.30) - 5.81
                             2006 (a)    84,470,972 1.208 - 1.697 121,343,232          0.53      1.30 - 2.70    11.72 - 13.30
                             2005 (a)    97,571,737 1.072 - 1.511 124,336,440          0.62      1.30 - 2.70     2.58 - 15.72
                             2004 (a)   100,417,266 1.020 - 1.427 120,018,518            --      1.30 - 2.60   (0.08) - 18.40
LMPVET Small Cap Growth         2008     59,867,011 0.686 - 1.262  53,919,156            --      0.30 - 2.75 (42.32) - (40.89)
  Subaccount                 2007 (a)    71,547,703 1.177 - 2.168 110,867,024            --      0.30 - 2.75    (2.50) - 9.34
                             2006 (a)    48,654,073 1.089 - 2.006  72,415,820            --      0.60 - 2.75     2.71 - 12.18
                             2005 (a)    53,101,252 0.983 - 1.812  72,504,142            --      0.60 - 2.75   (1.49) - 15.51
                             2004 (a)    50,970,970 0.953 - 1.758  66,339,119            --      0.60 - 2.60     1.39 - 28.84
LMPVET Social Awareness         2008     39,745,946 0.711 - 2.339  50,092,116          1.84      0.30 - 2.50 (27.04) - (25.45)
  Subaccount                 2007 (a)    44,597,635 0.964 - 3.166  75,221,700          1.34      0.30 - 2.60     3.74 - 10.56
                             2006 (a)    49,752,084 0.882 - 2.891  76,089,838          0.51      0.30 - 2.60     3.03 - 13.49
                             2005 (a)    55,905,779 0.830 - 2.718  79,195,743          0.71      0.30 - 2.60    (1.02) - 7.18
                             2004 (a)    60,036,181 0.807 - 2.637  82,447,163          0.76      0.30 - 2.50     0.00 - 13.60
LMPVIT Adjustable Rate          2008     21,578,202 0.753 - 0.843  16,918,729          4.31      0.30 - 2.70 (23.29) - (21.44)
  Income Subaccount          2007 (a)    30,126,619 0.981 - 1.073  30,521,526          4.33      0.30 - 2.70    (1.39) - 0.75
                             2006 (a)    35,144,629 0.993 - 1.061  35,771,917          4.31      0.60 - 2.70      1.09 - 3.51
                             2005 (a)    39,587,779 0.979 - 1.025  39,430,489          3.40      0.60 - 2.70    (0.31) - 1.79
                             2004 (a)    27,818,230 0.982 - 1.007  27,573,973          2.22      0.80 - 2.60    (1.41) - 0.50
LMPVIT Diversified Strategic    2008     31,595,735 0.936 - 1.228  34,921,049          5.68      1.30 - 2.60 (15.82) - (14.74)
  Income Subaccount          2007 (a)    41,508,754 1.107 - 1.442  54,059,048          4.83      1.30 - 2.60    (0.62) - 0.62
                             2006 (a)    50,158,783 1.109 - 1.434  65,204,884          5.64      1.16 - 2.60      2.64 - 4.06
                             2005 (a)    60,220,905 1.075 - 1.380  75,567,646          5.28      1.30 - 2.60    (0.27) - 1.42
                             2004 (a)    65,775,796 1.097 - 1.364  82,450,611          5.01      1.30 - 2.60      2.90 - 8.07
LMPVIT Global High Yield        2008     11,006,706 0.713 - 1.124  10,450,813         10.04      1.40 - 2.60 (32.56) - (31.80)
  Bond Subaccount            2007 (a)    13,236,960 1.055 - 1.648  18,636,640          6.73      1.40 - 2.60   (4.92) - (1.44)
                             2006 (a)    14,752,622 1.084 - 1.672  21,408,366          5.68      1.40 - 2.60      5.72 - 9.07
                             2005 (a)    15,852,482 1.002 - 1.533  21,690,069          6.20      1.40 - 2.60    (0.20) - 3.89
                             2004 (a)    14,638,846 1.102 - 1.497  20,240,269          6.66      1.40 - 2.60      1.47 - 9.51
LMPVIT High Income              2008    123,565,072 0.736 - 1.278 115,143,440         10.18      0.30 - 2.70 (31.84) - (30.18)
  Subaccount                 2007 (a)   159,566,246 1.072 - 1.847 215,408,851          8.20      0.30 - 2.70    (2.40) - 0.97
                             2006 (a)   184,544,851 1.089 - 1.863 252,450,183          7.49      0.30 - 2.70     6.38 - 10.67
                             2005 (a)   209,633,796 1.000 - 1.699 263,313,301          7.92      0.30 - 2.70    (0.97) - 4.59
                             2004 (a)   215,261,542 1.051 - 1.675 267,542,578          8.75      0.30 - 2.60     0.08 - 10.72
LMPVIT Money Market             2008    300,953,532 1.010 - 1.445 338,022,005          2.50      0.30 - 2.70    (0.10) - 2.32
  Subaccount                 2007 (a)   206,176,952 1.010 - 1.425 232,418,158          4.79      0.30 - 2.70      0.58 - 4.57
                             2006 (a)   206,111,427 0.988 - 1.374 226,874,276          4.52      0.30 - 2.70      0.10 - 4.28
                             2005 (a)   224,635,730 0.969 - 1.329 240,933,053          2.77      0.30 - 2.70      0.20 - 2.49
                             2004 (a)   245,621,314 0.965 - 1.308 263,307,488          0.87      0.30 - 2.60    (1.73) - 0.40
LMPVIT Strategic Bond           2008     29,886,687 0.826 - 1.243  30,221,472          5.95      1.40 - 2.60 (19.10) - (18.17)
  Subaccount                 2007 (a)    36,686,427 1.018 - 1.519  45,919,702          4.69      1.40 - 2.60    (0.64) - 0.60
                             2006 (a)    39,934,855 1.021 - 1.510  50,131,185          5.38      1.40 - 2.60      2.15 - 3.57
                             2005 (a)    40,623,641 0.993 - 1.458  50,131,485          5.03      1.40 - 2.60    (0.50) - 1.22
                             2004 (a)    35,479,731 1.053 - 1.443  44,946,341          4.99      1.40 - 2.60      0.38 - 5.17

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
MIST American Funds Balanced
  Allocation Subaccount
  (Commenced 4/28/2008)         2008        460,585 0.703 - 0.707     324,976          9.23      0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth
  Allocation Subaccount
  (Commenced 4/28/2008)         2008        361,073 0.637 - 0.641     231,081          8.34      0.30 - 1.30 (36.32) - (35.88)
MIST American Funds
  Moderate Allocation
  Subaccount
  (Commenced 4/28/2008)         2008        127,658 0.769 - 0.775      98,733          6.60      0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth        2008    15,925,617 0.835 - 15.834 239,145,150          1.44      1.00 - 1.65 (37.92) - (37.50)
  and Income Subaccount      2007 (a)   18,277,607 1.345 - 25.333 440,328,684          0.87      1.00 - 1.65      6.07 - 6.77
  (Commenced 5/1/2006)       2006 (a)   21,299,043 1.268 - 23.727 482,879,112            --      1.00 - 1.65      7.55 - 8.09
MIST BlackRock High Yield       2008     55,599,982 0.769 - 4.524  78,057,547          7.33      0.19 - 2.65 (26.75) - (24.36)
  Subaccount                 2007 (a)    63,143,456 1.132 - 6.037 120,841,696          5.94      0.19 - 2.64    (3.27) - 2.16
  (Commenced 5/1/2006)       2006 (a)    45,095,489 1.151 - 1.603  65,000,201            --      0.60 - 2.65      3.01 - 6.11
MIST BlackRock Large Cap        2008     71,441,239 0.607 - 1.123  54,264,589          0.59      0.30 - 2.75 (39.06) - (37.48)
  Core Subaccount            2007 (a)    85,113,395 0.983 - 1.827 104,311,222          0.71      0.30 - 2.70    (2.36) - 5.26
  (Commenced 5/1/2006)       2006 (a)   101,594,807 0.938 - 1.744 118,294,948            --      0.60 - 2.70     5.05 - 10.59
MIST Clarion Global Real        2008    105,420,478 0.570 - 1.490  68,580,445          2.12      0.30 - 2.75 (43.20) - (41.78)
  Estate Subaccount          2007 (a)   124,374,407 1.003 - 2.594 140,702,795          1.01      0.30 - 2.75  (24.83) - (2.70)
  (Commenced 11/14/2005)     2006 (a)   139,168,963 1.211 - 1.454 170,229,023          0.01      0.30 - 2.75   (1.14) - 35.26
                             2005 (a)       306,793 1.074 - 1.075     329,565            --      1.70 - 2.60    (0.19) - 7.40
MIST Dreman Small Cap Value     2008     11,190,143 0.772 - 1.017  10,817,418          0.75      0.30 - 2.70 (27.24) - (25.45)
  Subaccount                 2007 (a)    10,129,896 1.045 - 1.377  13,308,156            --      0.30 - 2.70  (11.59) - (1.49)
  (Commenced 5/1/2006)       2006 (a)     6,819,826 1.068 - 1.408   9,181,770          0.61      0.60 - 2.70   (0.37) - 18.86
MIST Harris Oakmark             2008     73,645,655 0.646 - 1.168  62,788,056          2.06      0.30 - 2.70 (42.32) - (40.90)
  International Subaccount   2007 (a)    89,021,152 1.109 - 2.005 130,584,087          0.94      0.29 - 2.69  (11.52) - (1.45)
  (Commenced 5/1/2006)       2006 (a)    97,474,617 1.139 - 2.057 145,215,968            --      0.56 - 2.66     4.17 - 17.50
MIST Janus Forty Subaccount     2008    184,741,781 0.491 - 5.059 456,343,114          6.04      0.30 - 2.75 (43.44) - (42.04)
  Subaccount                 2007 (a)   191,666,259 0.859 - 8.811 845,500,235          0.17      0.30 - 2.75   (0.95) - 30.11
  (Commenced 5/1/2006)       2006 (a)   214,476,771 0.671 - 6.839 749,436,415            --      0.30 - 2.75     1.73 - 13.45
MIST Lazard Mid Cap
  Subaccount                    2008     69,717,278 0.639 - 1.603  72,983,686          0.08      0.30 - 2.65  (39.91) - (3.15)
  (Commenced 4/30/2007)      2007 (a)     5,965,059 1.059 - 1.161   6,737,323            --      0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason Partners
  Aggressive Growth
  Subaccount
  (Commenced 4/28/2008)         2008        103,980 0.491 - 0.515      52,646            --      0.30 - 0.90 (36.79) - (36.53)
MIST Legg Mason Partners        2008     52,545,400 0.873 - 5.046 145,959,043          3.42      0.30 - 2.60 (27.17) - (25.42)
  Managed Assets Subaccount  2007 (a)    62,904,250 1.197 - 6.834 232,780,852          2.47      0.30 - 2.60    (0.32) - 6.01
  (Commenced 5/1/2006)       2006 (a)    74,325,836 1.154 - 6.508 257,881,560            --      0.30 - 2.60      4.94 - 8.91

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
MIST Legg Mason Value Equity    2008      9,703,866 0.439 - 0.480   4,349,147          0.02      0.30 - 2.60 (55.79) - (54.76)
  Subaccount                 2007 (a)     8,033,958 0.993 - 1.013   8,088,383            --      1.70 - 2.60   (8.39) - (7.49)
  (Commenced 11/14/2005)     2006 (a)     8,080,451 1.084 - 1.095   8,812,069            --      1.70 - 2.60      3.83 - 9.20
                             2005 (a)     3,024,819 1.043 - 1.045   3,158,285            --      1.70 - 2.60    (1.79) - 4.50
MIST Loomis Sayles Global
  Markets Subaccount            2008     46,805,268 1.036 - 3.096 129,910,023          5.05      0.30 - 1.65 (40.09) - (39.26)
  (Commenced 4/30/2007)      2007 (a)    52,358,564 1.725 - 5.148 243,698,087            --      0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond           2008     50,357,034 0.938 - 1.462  58,397,632          4.53      0.30 - 2.65 (20.53) - (18.67)
  Debenture Subaccount       2007 (a)    60,470,520 1.178 - 1.813  88,568,023          5.47      0.30 - 2.65      1.31 - 6.16
  (Commenced 5/1/2006)       2006 (a)    63,399,577 1.130 - 1.717  89,513,985            --      0.60 - 2.65      4.06 - 5.79
MIST Lord Abbett Growth and     2008    200,939,476 0.668 - 3.431 145,054,521          1.55      0.30 - 2.70 (38.03) - (36.47)
  Income Subaccount          2007 (a)   239,539,828 1.078 - 1.407 267,772,267          0.68      0.05 - 2.70    (2.62) - 3.32
  (Commenced 11/14/2005)     2006 (a)   191,555,885 1.068 - 1.187 209,981,658          0.02      0.35 - 2.70     6.69 - 15.80
                             2005 (a)       492,132 1.024 - 1.025     504,179          1.25      1.70 - 2.60    (0.77) - 2.40
MIST Lord Abbett Mid Cap        2008     80,119,831 0.620 - 0.855  51,848,646          0.58      0.30 - 2.75 (40.44) - (38.93)
  Value Subaccount           2007 (a)    94,328,307 1.041 - 1.401 101,596,400          0.06      0.30 - 2.75  (11.39) - (0.56)
  (Commenced 11/14/2005)     2006 (a)     4,978,445 1.064 - 1.142   5,537,536          0.32      1.30 - 2.70   (0.47) - 15.75
                             2005 (a)       748,298 1.034 - 1.035     774,357          0.80      1.70 - 2.60    (0.86) - 3.50
MIST Met/AIM Capital            2008     67,365,663 0.411 - 0.949  53,921,804          1.99      0.30 - 2.75 (44.24) - (42.77)
  Appreciation Subaccount    2007 (a)    79,038,320 0.728 - 1.680 111,796,001          0.08      0.30 - 2.75   (1.31) - 11.20
  (Commenced 5/1/2006)       2006 (a)    80,584,904 0.661 - 1.528 102,956,734          0.17      0.60 - 2.75   (1.95) - (0.58)
MIST Met/AIM Small Cap          2008      6,688,902 0.685 - 0.882   5,665,418            --      0.30 - 2.70 (40.29) - (38.81)
  Growth Subaccount          2007 (a)     4,965,688 1.129 - 1.455   6,946,984            --      0.30 - 2.70   (7.16) - 10.77
  (Commenced 5/1/2006)       2006 (a)     3,177,286 1.026 - 1.322   4,073,297            --      0.60 - 2.70   (1.47) - 14.44
MIST Met/Franklin Mutual
  Shares Subaccount
  (Commenced 4/28/2008)         2008        386,422 0.656 - 0.659     254,151         10.69      1.70 - 2.25 (34.37) - (34.19)
MIST MFS Emerging Markets
  Equity Subaccount             2008     49,186,008 0.776 - 1.928  69,356,966          0.98      0.30 - 2.75   (58.76) - 0.58
  (Commenced 4/30/2007)      2007 (a)    22,838,831 2.030 - 4.094  69,677,937            --      0.30 - 2.65     0.00 - 26.05
MIST MFS Research               2008     65,026,844 0.810 - 1.398  68,048,654          1.70      0.30 - 2.65 (44.56) - (42.53)
  International Subaccount   2007 (a)    57,544,188 1.442 - 2.468 102,336,302          0.15      0.30 - 2.60   (3.39) - 11.36
  (Commenced 11/14/2005)     2006 (a)     5,651,436 1.307 - 1.320   7,437,528          1.36      1.70 - 2.60    11.89 - 24.41
                             2005 (a)       322,712 1.059 - 1.061     342,188          0.70      1.70 - 2.60    (0.28) - 6.53
MIST Oppenheimer Capital        2008    458,261,491 0.550 - 0.611 261,896,842          0.31      0.30 - 2.65 (47.40) - (45.98)
  Appreciation Subaccount    2007 (a)    26,945,381 1.114 - 1.137  30,451,362            --      1.40 - 2.65   (3.52) - 12.69
  (Commenced 5/1/2006)       2006 (a)    25,498,695 1.001 - 1.009  25,665,518            --      1.40 - 2.65   (0.59) - 11.07
MIST PIMCO Inflation            2008     84,875,080 0.947 - 1.132  89,827,203          3.82      0.30 - 2.70   (9.46) - (7.14)
  Protected Bond Subaccount  2007 (a)    73,914,152 1.041 - 1.228  86,351,508          0.17      0.80 - 2.70     0.00 - 10.15
  (Commenced 11/14/2005)     2006 (a)     4,512,924 0.977 - 0.987   4,439,945          2.92      0.30 - 2.60   (2.20) - (1.30)
                             2005 (a)     1,391,214 0.999 - 1.000   1,390,519            --      1.70 - 2.60    (0.99) - 0.81

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
MIST PIMCO Total Return          2008     20,657,165 1.055 - 1.085  22,251,150          3.60      1.70 - 2.60   (2.22) - (1.36)
  Subaccount                  2007 (a)    17,237,540 1.079 - 1.100  18,856,207          3.31      1.70 - 2.60      4.86 - 5.77
  (Commenced 11/14/2005)      2006 (a)    15,842,977 1.029 - 1.040  16,420,536          2.29      1.70 - 2.60      1.78 - 2.77
                              2005 (a)     3,430,988 1.011 - 1.012   3,469,914            --      1.70 - 2.60      0.30 - 1.51
MIST Pioneer Fund Subaccount     2008     16,387,552 0.680 - 1.382  18,839,100          1.12      0.30 - 2.60 (34.56) - (32.98)
  (Commenced 5/1/2006)        2007 (a)    18,642,832 1.026 - 2.083  32,327,745          0.89      0.30 - 2.60    (1.73) - 4.65
                              2006 (a)    21,298,211 0.989 - 2.009  35,569,034            --      0.30 - 2.60     6.84 - 10.95
MIST Pioneer Strategic Income    2008    132,562,461 0.949 - 1.824 156,083,247          6.69      0.30 - 2.70 (14.11) - (10.96)
  Subaccount                  2007 (a)   137,915,159 1.088 - 2.067 187,183,787          0.68      0.30 - 2.70    (0.25) - 6.25
  (Commenced 5/1/2006)        2006 (a)   139,920,997 1.044 - 1.961 183,340,432          4.59      0.30 - 2.70      1.32 - 4.57
MIST SSgA Growth and Income      2008    130,577,256         0.840 109,653,164          1.90             1.25           (25.99)
  ETF Subaccount              2007 (a)   147,441,601         1.135 167,304,437            --             1.25             4.13
  (Commenced 11/14/2005)      2006 (a)   158,709,583         1.090 173,013,019          1.47             1.25             9.00
                              2005 (a)            --            --          --            --               --               --
MIST SSgA Growth ETF             2008    161,274,026         0.766 123,461,622          1.56             1.25           (33.74)
  Subaccount                  2007 (a)   175,301,265         1.156 202,730,917            --             1.25             4.24
  (Commenced 11/14/2005)      2006 (a)   181,206,750         1.109 200,905,447          1.09             1.25            10.90
                              2005 (a)            --            --          --            --               --               --
MIST T. Rowe Price Mid Cap
  Growth Subaccount
  (Commenced 4/28/2008)          2008      1,198,311 0.761 - 0.909   1,061,661            --      1.55 - 2.65 (38.51) - (38.05)
MIST Third Avenue Small Cap      2008    150,325,118 0.658 - 1.298 132,190,608          0.77      0.30 - 2.70 (31.74) - (30.08)
  Value Subaccount            2007 (a)   177,121,221 0.964 - 1.876 223,905,276          0.36      0.30 - 2.70  (10.65) - (3.56)
  (Commenced 5/1/2006)        2006 (a)    63,225,110 1.021 - 1.792  70,653,137            --      0.60 - 2.70      1.79 - 5.99
MIST Turner Mid Cap
  Growth Subaccount
  (Commenced 4/28/2008)          2008      2,586,292 0.749 - 0.946   2,331,082            --      1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Mid Cap          2008     16,241,619 0.485 - 1.321  12,604,861          0.43      0.30 - 2.60 (49.06) - (47.29)
  Growth Subaccount           2007 (a)     3,986,582 1.311 - 1.336   5,299,998            --      1.70 - 2.60   (7.20) - 21.34
  (Commenced 11/14/2005)      2006 (a)     4,406,247 1.090 - 1.101   4,834,885            --      1.70 - 2.60      5.62 - 6.58
                              2005 (a)       736,746 1.032 - 1.033     760,699            --      1.70 - 2.60    (1.43) - 3.20
MIST Van Kampen Comstock         2008        938,859 0.677 - 0.696     648,344          2.17      1.70 - 2.60 (37.55) - (37.01)
  Portfolio Subaccount        2007 (a)     1,286,953 1.084 - 1.105   1,416,028          1.48      1.70 - 2.60   (5.41) - (4.08)
  (Commenced 11/14/2005)      2006 (a)     1,279,856 1.141 - 1.152   1,471,570            --      1.70 - 2.60     1.06 - 14.06
                              2005 (a)       104,387 1.009 - 1.010     105,369          2.33      1.70 - 2.60    (1.18) - 0.90
Morgan Stanley Capital           2008        938,169 0.676 - 0.844     753,390          0.17      1.60 - 2.60 (49.11) - (48.57)
  Opportunities Subaccount    2007 (a)     1,543,165 1.326 - 1.641   2,443,108          0.16      1.60 - 2.60    16.12 - 17.30
                              2006 (a)     1,027,015 1.142 - 1.399   1,389,661            --      1.60 - 2.60      1.29 - 2.27
                              2005 (a)     1,016,022 1.124 - 1.368   1,353,782            --      1.60 - 2.60     3.79 - 22.19
                              2004 (a)       851,337 1.082 - 1.179     991,241          0.44      1.60 - 2.60     0.60 - 20.98

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
Morgan Stanley Dividend         2008      2,424,014 0.711 - 0.843   1,981,211          0.42      1.60 - 2.50 (38.06) - (37.51)
  Growth Subaccount          2007 (a)     2,901,396 1.193 - 1.349   3,816,301          1.01      1.60 - 2.50    (5.62) - 2.27
                             2006 (a)     3,107,296 1.177 - 1.319   4,019,208          1.15      1.60 - 2.50      8.08 - 9.10
                             2005 (a)     3,176,334 1.089 - 1.209   3,788,337          1.11      1.60 - 2.50      2.78 - 5.32
                             2004 (a)     2,396,603 1.153 - 1.166   2,774,412          1.85      1.60 - 2.50      5.36 - 8.81
Morgan Stanley S&P 500 Index    2008      6,631,301 0.722 - 0.883   5,673,311          2.18      1.55 - 2.60 (38.88) - (38.23)
  Subaccount                 2007 (a)     6,967,206 1.178 - 1.430   9,696,418          1.53      1.55 - 2.60      2.29 - 3.36
                             2006 (a)     7,539,294 1.147 - 1.384  10,207,594          1.43      1.55 - 2.60    12.32 - 13.44
                             2005 (a)     8,719,992 1.019 - 1.220  10,480,009          1.51      1.55 - 2.60    (1.15) - 6.44
                             2004 (a)     7,702,145 1.069 - 1.187   9,098,526          0.75      1.60 - 2.60      1.61 - 8.50
MSF BlackRock Aggressive        2008    154,809,818 0.364 - 0.998  91,555,768            --      0.30 - 2.70 (47.24) - (45.92)
  Growth Subaccount          2007 (a)   185,128,306 0.683 - 1.874 206,830,312            --      0.30 - 2.70   (0.56) - 19.69
  (Commenced 5/1/2006)       2006 (a)   221,481,261 0.577 - 1.584 209,191,278            --      0.60 - 2.70    (3.09) - 9.61
MSF BlackRock Bond Income       2008    265,533,848 0.912 - 1.671 305,259,676          5.16      0.30 - 2.75   (9.43) - (3.72)
  Subaccount                 2007 (a)   316,222,898 1.044 - 1.753 388,189,298          3.22      0.30 - 2.70      1.11 - 6.01
  (Commenced 5/1/2006)       2006 (a)   358,237,572 1.006 - 1.672 422,073,952            --      0.30 - 2.70      3.00 - 4.82
MSF BlackRock Diversified
  Subaccount                    2008     68,632,597 0.855 - 1.964 122,906,726          2.82      0.30 - 2.65 (26.08) - (23.80)
  (Commenced 4/30/2007)      2007 (a)    72,810,413 1.185 - 2.645 182,396,183            --      0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap
  Value Subaccount
  (Commenced 4/28/2008)         2008     18,738,894 0.730 - 1.010  17,997,131            --      0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large
  Cap Growth Subaccount
  (Commenced 4/28/2008)         2008          8,268         2.335      19,311            --             0.30           (34.82)
MSF BlackRock Money Market      2008    380,710,006 1.023 - 1.890 441,091,140          2.77      0.30 - 2.90    (0.10) - 3.28
  Subaccount                 2007 (a)   296,236,103 1.020 - 1.298 335,896,555          4.94      0.30 - 2.90      0.29 - 4.42
  (Commenced 5/1/2006)       2006 (a)   226,079,051 0.995 - 1.243 247,590,076          3.29      0.60 - 2.90      0.00 - 2.90
MSF Capital Guardian            2008     31,976,246 0.424 - 1.260  25,981,760          1.23      0.30 - 2.60 (41.75) - (40.43)
  U.S. Equity Subaccount     2007 (a)    37,240,803 0.723 - 2.133  53,369,708          0.41      0.30 - 2.60   (6.69) - (1.25)
  (Commenced 5/1/2006)       2006 (a)    28,891,547 0.737 - 2.160  51,066,458            --      1.17 - 2.60      2.10 - 4.04
MSF Davis Venture Value
  Subaccount
  (Commenced 4/28/2008)         2008     50,458,028 0.633 - 0.941  41,210,080            --      0.30 - 2.75 (38.81) - (37.72)
MSF FI Large Cap Subaccount     2008    269,094,161 0.444 - 0.898 173,931,744            --      0.30 - 2.65 (46.27) - (45.00)
  (Commenced 5/1/2006)       2007 (a)   317,247,941 0.818 - 1.650 376,455,823          0.17      0.30 - 2.65      1.22 - 3.64
                             2006 (a)   392,883,001 0.799 - 1.610 454,441,857            --      0.30 - 2.65      0.49 - 2.27
MSF FI Value Leaders            2008    105,348,325 0.664 - 1.243 100,762,189          1.84      0.30 - 2.65 (40.60) - (39.17)
  Subaccount                 2007 (a)   122,428,834 1.113 - 2.067 196,125,953          0.85      0.30 - 2.65    (5.58) - 3.43
  (Commenced 5/1/2006)       2006 (a)   144,737,748 1.094 - 2.014 228,429,756            --      0.60 - 2.65      1.86 - 3.31
MSF Jennison Growth
  Subaccount
  (Commenced 4/28/2008)         2008    110,066,602 0.357 - 0.995  52,990,327            --      0.30 - 2.60 (34.22) - (33.18)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)               INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                         LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ------------- ------------- ---------------- -------------------
MSF Lehman Brothers Aggregate
  Bond Index Subaccount          2008     71,329,220 1.139 - 2.158   135,715,355          4.71      0.30 - 1.40      4.50 - 5.66
  (Commenced 11/12/2007)      2007 (a)    85,048,945 1.090 - 2.062   154,016,372            --      0.30 - 1.40      1.27 - 1.43
MSF MetLife Aggressive           2008     65,363,759 0.615 - 0.677    43,639,028          0.52      0.30 - 2.60 (41.98) - (40.61)
  Allocation Subaccount       2007 (a)    68,089,229 1.060 - 1.146    77,117,339          0.03      0.30 - 2.60    (8.11) - 2.98
  (Commenced 11/14/2005)      2006 (a)     8,380,176 1.053 - 1.124     8,993,489          0.03      0.30 - 2.60     4.05 - 12.55
                              2005 (a)            --            --            --            --               --               --
MSF MetLife Conservative         2008     26,245,707 0.886 - 0.952    23,973,280          0.89      0.30 - 2.70 (16.65) - (14.70)
  Allocation Subaccount       2007 (a)    15,892,326 1.067 - 1.116    17,241,806            --      0.30 - 2.50    (0.09) - 5.28
  (Commenced 11/14/2005)      2006 (a)     6,328,313 1.036 - 1.060     6,590,303          0.11      0.30 - 2.50      0.97 - 5.80
                              2005 (a)            --            --            --            --               --               --
MSF MetLife Conservative to      2008     89,863,744 0.815 - 0.881    76,216,690          1.12      0.30 - 2.50 (23.55) - (21.83)
  Moderate Allocation         2007 (a)    93,106,882 1.067 - 1.127   102,041,214            --      0.30 - 2.45    (1.10) - 4.55
  Subaccount                  2006 (a)    10,121,656 1.043 - 1.078    10,666,045          0.14      0.30 - 2.45    (0.67) - 8.71
  (Commenced 11/14/2005)      2005 (a)            --            --            --            --               --               --
MSF MetLife Mid Cap Stock        2008      6,459,837         0.674     4,353,823          1.37             1.25           (36.95)
  Index Subaccount            2007 (a)     5,333,803         1.069     5,703,436          0.72             1.25             6.37
  (Commenced 5/1/2006)        2006 (a)     2,799,148         1.005     2,811,968            --             1.25             0.10
MSF MetLife Moderate             2008    448,656,252 0.737 - 0.811   349,923,570          0.82      0.30 - 2.75 (30.60) - (28.80)
  Allocation Subaccount       2007 (a)   479,135,478 1.063 - 1.139   530,119,596            --      0.30 - 2.70    (3.58) - 4.02
  (Commenced 11/14/2005)      2006 (a)    42,183,505 1.047 - 1.095    44,694,570          0.05      0.30 - 2.70   (0.38) - 10.81
                              2005 (a)            --            --            --            --               --               --
MSF MetLife Moderate to          2008    401,062,441 0.672 - 0.745   290,979,056          0.62      0.30 - 2.65 (36.84) - (35.33)
  Aggressive Allocation       2007 (a)   442,105,761 1.065 - 1.152   499,873,765          0.02      0.30 - 2.60    (5.55) - 3.50
  Subaccount                  2006 (a)    41,298,469 1.052 - 1.113    44,253,248          0.04      0.30 - 2.60     4.99 - 12.69
  (Commenced 11/14/2005)      2005 (a)            --            --            --            --               --               --
MSF MetLife Stock Index          2008    491,992,717 0.558 - 1.450   354,305,788          1.98      0.28 - 2.50 (38.82) - (37.32)
  Subaccount                  2007 (a)   531,845,303 0.899 - 2.319   615,919,014          0.02      0.28 - 1.63    (1.67) - 3.87
  (Commenced 5/1/2006)        2006 (a)     3,215,810         1.086     3,490,938            --             1.25             8.49
MSF MFS Total Return             2008    485,162,845 0.735 - 2.227   625,319,073          3.54      0.30 - 2.90 (24.58) - (22.59)
  Subaccount                  2007 (a)   592,318,130 0.973 - 2.900 1,001,081,924          2.00      0.30 - 2.90    (3.63) - 3.88
  (Commenced 5/1/2006)        2006 (a)   660,387,222 1.064 - 2.817 1,099,814,721            --      0.30 - 2.70      2.14 - 9.19
MSF MFS Value Subaccount         2008     62,480,214 0.864 - 1.245    64,279,938          1.88      0.30 - 2.70 (34.35) - (31.31)
  (Commenced 5/1/2006)        2007 (a)    61,212,759 1.305 - 1.887    95,032,956            --      0.30 - 2.70    (2.29) - 6.94
                              2006 (a)    58,246,549 1.236 - 1.793    86,361,909          1.31      0.60 - 2.70     0.58 - 12.66
MSF Morgan Stanley EAFE          2008     52,994,262 0.675 - 1.594    69,092,998          3.03      0.30 - 1.60 (42.99) - (42.23)
  Index Subaccount            2007 (a)    61,113,909 1.184 - 2.786   137,682,866          0.02      0.30 - 1.60    (1.47) - 9.29
  (Commenced 5/1/2006)        2006 (a)        73,275 1.086 - 1.087        79,571            --      1.40 - 1.60    15.90 - 18.41
MSF Neuberger Berman
  Mid Cap Value Subaccount       2008     15,069,022 0.636 - 1.092    13,966,556          0.88      1.40 - 2.60 (48.66) - (48.09)
  (Commenced 4/30/2007)       2007 (a)    18,555,447 1.236 - 2.113    33,318,738            --      1.40 - 2.60   (7.66) - (6.90)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                          ------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                                UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ----------- ------------- ----------- ------------- ---------------- -------------------
MSF Oppenheimer Global            2008    448,654,570 0.623 - 1.146 295,841,010          2.07      0.30 - 2.75 (42.21) - (40.55)
  Equity Subaccount            2007 (a)   494,911,133 1.078 - 1.959 557,280,094          1.01      0.30 - 2.75    (3.86) - 6.12
  (Commenced 5/1/2006)         2006 (a)   522,236,566 1.043 - 1.062 549,917,370            --      0.29 - 2.75     3.26 - 18.89
MSF Russell 2000 Index
  Subaccount                      2008     54,971,926 0.859 - 1.916  87,292,343          1.30      0.30 - 1.65 (34.53) - (33.61)
  (Commenced 4/30/2007)        2007 (a)    60,356,432 1.309 - 2.917 146,529,196            --      0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap       2008     59,778,256 0.637 - 0.972  39,237,067          0.29      0.30 - 2.65 (43.53) - (42.18)
  Growth Subaccount            2007 (a)    64,027,839 1.129 - 1.156  73,516,561          0.20      1.17 - 2.60    (2.24) - 7.84
  (Commenced 5/1/2006)         2006 (a)    72,617,849 1.062 - 1.072  77,601,882            --      1.17 - 2.60      2.50 - 9.79
MSF T. Rowe Price Small Cap
  Growth Subaccount
  (Commenced 4/28/2008)           2008     91,237,701 0.584 - 1.082  69,058,943            --      0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset Management
  Strategic Bond Opportunities    2008      4,192,426 1.579 - 1.736   6,937,973          4.25      1.17 - 1.45 (16.23) - (15.99)
  Subaccount                   2007 (a)     4,659,891 1.885 - 2.068   9,169,920          2.79      1.17 - 1.45      2.50 - 2.78
  (Commenced 5/1/2006)         2006 (a)     5,511,825 1.839 - 2.013  10,516,569            --      1.17 - 1.45      4.37 - 4.56
MSF Western Asset Management      2008    165,146,188 1.006 - 2.243 209,916,401          3.03      0.15 - 2.45   (2.77) - (0.45)
  U.S. Government Subaccount   2007 (a)    85,176,942 1.028 - 2.276 135,725,343          2.75      0.15 - 2.45      0.83 - 4.21
  (Commenced 11/14/2005)       2006 (a)    93,487,936 1.002 - 2.205 145,461,037          0.02      0.15 - 2.45      2.77 - 4.40
                               2005 (a)            --            --          --            --               --               --
PIMCO VIT Total Return            2008    300,389,375 1.085 - 1.479 380,022,223          4.48      0.30 - 2.70      1.97 - 4.48
  Subaccount                   2007 (a)   338,608,781 1.064 - 1.420 416,057,057          4.80      0.30 - 2.70      5.80 - 8.50
                               2006 (a)   375,951,261 1.005 - 1.313 433,616,277          4.41      0.60 - 2.70      0.48 - 3.22
                               2005 (a)   406,619,404 0.994 - 1.272 461,069,705          3.44      0.60 - 2.70    (1.41) - 1.85
                               2004 (a)   349,344,992 1.011 - 1.249 399,308,340          1.89      0.60 - 2.65    (0.29) - 7.35
Pioneer VCT Bond Subaccount       2008     22,163,097 1.051 - 1.066  23,504,903          5.07      1.50 - 2.75   (3.58) - (2.38)
  (Commenced 2/14/2005)        2007 (a)    19,594,381 1.090 - 1.092  21,376,590          0.65      1.50 - 2.75      9.00 - 9.20
                               2006 (a)            --            --          --            --               --               --
                               2005 (a)            --            --          --            --               --               --
Pioneer VCT Cullen Value          2008     14,609,008 0.837 - 0.874  12,564,364          1.38      1.50 - 2.75 (34.39) - (33.56)
  Subaccount                   2007 (a)    15,163,835 1.274 - 1.320  19,730,517          0.81      1.50 - 2.75    (3.44) - 4.79
  (Commenced 2/14/2005)        2006 (a)    11,247,180 1.229 - 1.264  14,016,258          0.19      1.50 - 2.75     1.06 - 15.47
                               2005 (a)     3,968,836 1.077 - 1.099   4,302,483            --      1.50 - 2.75   (1.08) - 12.41
Pioneer VCT Emerging Markets      2008      8,306,485 0.970 - 1.837  13,714,981          0.09      1.50 - 2.75 (59.46) - (58.92)
  Subaccount                   2007 (a)     9,123,959 2.381 - 4.474  37,020,827          0.34      1.50 - 2.75     3.09 - 41.66
                               2006 (a)     8,408,497 1.711 - 3.190  24,663,407          0.33      1.50 - 2.75     3.83 - 33.47
                               2005 (a)     7,090,159 1.731 - 2.397  16,064,316          0.46      1.45 - 2.75    11.01 - 39.65
                               2004 (a)     4,386,797 1.294 - 1.767   7,497,721          0.69      1.45 - 2.65     0.00 - 28.02
Pioneer VCT Equity Income         2008     18,907,498 0.817 - 1.165  20,833,195          2.58      1.50 - 2.60 (32.29) - (31.52)
  Subaccount                   2007 (a)    22,291,961 1.203 - 1.703  36,147,512          2.30      1.50 - 2.60   (9.22) - (0.96)
                               2006 (a)    21,474,930 1.225 - 1.720  35,515,293          2.39      1.50 - 2.60     0.65 - 20.32
                               2005 (a)    19,606,053 1.155 - 1.430  27,195,942          2.17      1.50 - 2.60    (0.52) - 5.08
                               2004 (a)    14,251,372 1.125 - 1.377  19,226,756          2.49      1.50 - 2.50   (0.18) - 15.10

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                                 UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                           ----------- ------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Fund Subaccount        2008     29,416,956 0.795 - 1.055  28,806,173          1.48      1.40 - 2.65 (36.06) - (35.26)
                                2007 (a)    35,397,790 1.233 - 1.633  53,896,618          1.03      1.40 - 2.65      0.00 - 3.36
                                2006 (a)    26,477,150 1.198 - 1.583  39,184,315          1.12      1.40 - 2.65   (0.91) - 14.74
                                2005 (a)    25,896,466 1.081 - 1.385  33,634,022          1.12      1.40 - 2.65      1.11 - 7.72
                                2004 (a)    23,025,979 1.040 - 1.327  29,208,142          1.07      1.45 - 2.65     0.74 - 13.11
Pioneer VCT Global High Yield      2008     12,980,841 0.683 - 0.748   9,492,903         11.22      1.50 - 2.75 (36.11) - (35.27)
  Subaccount                    2007 (a)    13,165,119 1.065 - 1.156  14,980,645          8.06      1.50 - 2.90    (4.31) - 0.52
  (Commenced 2/14/2005)         2006 (a)     9,512,270 1.075 - 1.149  10,822,829          7.31      1.55 - 2.75     0.18 - 10.28
                                2005 (a)     2,819,278 1.032 - 1.045   2,929,367          4.98      1.55 - 2.75    (0.48) - 5.80
Pioneer VCT High Yield             2008     31,465,476 0.669 - 0.860  25,983,877          7.95      1.50 - 2.75 (37.36) - (36.62)
  Subaccount                    2007 (a)    32,302,590 1.068 - 1.357  42,151,710          5.08      1.50 - 2.75    (2.54) - 4.05
                                2006 (a)    37,727,733 1.044 - 1.305  47,756,669          5.29      1.50 - 2.75      0.17 - 6.62
                                2005 (a)    35,815,878 1.064 - 1.224  42,939,846          5.25      1.50 - 2.75    (1.02) - 4.78
                                2004 (a)    42,761,712 1.075 - 1.223  51,717,595          5.09      1.50 - 2.65      0.80 - 7.70
Pioneer VCT Ibbotson               2008     10,809,658 0.724 - 0.750   7,970,490          1.65      1.55 - 2.55 (41.31) - (40.76)
  Aggressive Allocation         2007 (a)    10,091,154 1.233 - 1.266  12,624,697          1.22      1.55 - 2.55    (6.65) - 3.60
  Subaccount                    2006 (a)     8,698,247 1.202 - 1.222  10,550,244          0.25      1.55 - 2.65     4.76 - 14.99
  (Commenced 2/14/2005)         2005 (a)     2,745,386 1.077 - 1.086   2,967,717            --      1.55 - 2.65   (1.10) - 10.94
Pioneer VCT Ibbotson Growth        2008    241,041,098 0.686 - 0.788 184,451,666          2.24      1.50 - 2.90 (37.01) - (36.04)
  Allocation Subaccount         2007 (a)   211,130,637 1.089 - 1.232 254,649,449          1.01      1.50 - 2.90    (5.52) - 4.06
  (Commenced 2/14/2005)         2006 (a)   126,729,579 1.060 - 1.184 147,898,331          0.14      1.55 - 2.90     0.09 - 12.25
                                2005 (a)    12,369,174 1.056 - 1.069  13,133,060            --      1.55 - 2.75      0.95 - 9.15
Pioneer VCT Ibbotson Moderate      2008    131,739,676 0.720 - 0.809 103,808,691          2.90      1.50 - 2.90 (33.09) - (32.13)
  Allocation Subaccount         2007 (a)   128,084,206 1.076 - 1.192 149,880,953          1.00      1.50 - 2.90    (3.28) - 4.10
  (Commenced 2/14/2005)         2006 (a)    86,309,793 1.049 - 1.145  97,657,013          0.30      1.50 - 2.90    (0.29) - 9.01
                                2005 (a)    19,042,427 1.042 - 1.051  19,956,928            --      1.50 - 2.75      0.00 - 7.28
Pioneer VCT Independence           2008      5,103,410 0.568 - 0.700   3,440,288          0.03      1.50 - 2.60 (50.29) - (49.76)
  Subaccount                    2007 (a)     5,940,423 1.139 - 1.394   8,014,415            --      1.50 - 2.60      0.44 - 5.86
                                2006 (a)     5,709,042 1.085 - 1.318   7,317,030            --      1.50 - 2.60     1.57 - 12.32
                                2005 (a)     5,637,980 1.023 - 1.228   6,802,184          0.64      1.50 - 2.60    (1.59) - 6.82
                                2004 (a)     6,121,864 1.068 - 1.208   7,342,224            --      1.50 - 2.50     1.42 - 11.54
Pioneer VCT International Value    2008      5,845,092 0.798 - 1.240   6,690,416          1.31      1.50 - 2.75 (46.63) - (45.96)
  Subaccount                    2007 (a)     7,549,358 1.489 - 2.296  16,246,934          0.31      1.50 - 2.75   (3.79) - 11.56
                                2006 (a)     6,619,383 1.346 - 2.059  12,966,068          0.26      1.50 - 2.75     0.63 - 20.77
                                2005 (a)     3,473,505 1.309 - 1.706   5,724,820          0.06      1.50 - 2.75     5.82 - 19.98
                                2004 (a)     2,805,199 1.173 - 1.504   4,132,715          0.40      1.50 - 2.50     0.17 - 19.77
Pioneer VCT Mid Cap Value          2008     36,082,317 0.773 - 1.258  40,897,724          0.87      1.40 - 2.75 (35.58) - (34.65)
  Subaccount                    2007 (a)    42,880,338 1.194 - 1.929  74,924,012          0.57      1.40 - 2.75      2.45 - 3.86
                                2006 (a)    41,251,442 1.159 - 1.859  69,754,126            --      1.40 - 2.75     1.67 - 10.69
                                2005 (a)    39,157,194 1.061 - 1.682  60,191,736          0.20      1.40 - 2.75    (0.50) - 9.28
                                2004 (a)    20,832,148 1.143 - 1.587  30,972,518          0.26      1.50 - 2.65     0.70 - 19.86
Pioneer VCT Oak Ridge Large        2008     10,652,290 0.699 - 0.765   7,969,870          0.40      1.50 - 2.75 (40.02) - (39.29)
  Cap Growth Subaccount         2007 (a)    11,879,818 1.160 - 1.260  14,694,257          0.19      1.50 - 2.75      4.75 - 6.51
  (Commenced 2/14/2004)         2006 (a)    12,028,528 1.098 - 1.183  14,031,562          0.03      1.50 - 2.75    (1.18) - 7.27
                                2005 (a)     9,160,503 1.124 - 1.169  10,604,369          0.14      1.45 - 2.75   (2.46) - 12.79
                                2004 (a)     3,923,455 1.070 - 1.096   4,283,996            --      1.50 - 2.65   (0.09) - 14.76

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------- --------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                           LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                                 UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                           ----------- ------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Real Estate Shares     2008      8,720,284 0.746 - 1.235  10,025,395          3.91      1.50 - 2.60 (39.99) - (39.28)
  Subaccount                    2007 (a)     9,621,836 1.239 - 2.035  18,378,703          2.53      1.50 - 2.60  (29.06) - (6.17)
                                2006 (a)    10,809,247 1.568 - 2.555  26,428,356          2.38      1.50 - 2.65     6.59 - 34.46
                                2005 (a)     9,531,565 1.393 - 1.901  17,593,988          3.18      1.50 - 2.65     2.80 - 21.74
                                2004 (a)     6,823,187 1.310 - 1.681  11,290,862          3.90      1.50 - 2.65     0.92 - 41.52
Pioneer VCT Small Cap Value        2008      8,695,044 0.688 - 1.095   8,802,174          0.24      1.50 - 2.60 (39.70) - (39.03)
  Subaccount                    2007 (a)    10,181,404 1.132 - 1.797  17,063,039          0.50      1.50 - 2.60   (9.58) - (3.08)
                                2006 (a)    10,492,442 1.378 - 1.966  19,483,837            --      1.50 - 2.60     0.43 - 12.44
                                2005 (a)     8,763,526 1.248 - 1.749  14,735,431            --      1.50 - 2.60     2.97 - 18.16
                                2004 (a)     6,167,375 1.156 - 1.599   9,682,666            --      1.50 - 2.65     1.89 - 20.23
Pioneer VCT Strategic Income       2008     38,530,302 0.911 - 1.131  41,658,667          6.75      1.50 - 2.75 (14.14) - (13.05)
  Subaccount                    2007 (a)    40,619,893 1.060 - 1.301  50,944,415          5.15      1.50 - 2.90      0.31 - 4.55
                                2006 (a)    38,783,488 1.026 - 1.245  46,959,857          5.17      1.50 - 2.75      1.38 - 4.68
                                2005 (a)    33,568,744 1.060 - 1.193  39,213,102          5.58      1.45 - 2.75    (0.99) - 1.79
                                2004 (a)    21,463,060 1.095 - 1.181  25,025,629          5.67      1.45 - 2.65      0.18 - 9.69
UIF Capital Growth Subaccount      2008     10,817,955 0.439 - 0.922   6,578,629          0.19      1.40 - 2.60 (50.47) - (49.93)
                                2007 (a)    13,918,589 0.879 - 1.850  16,896,083            --      1.40 - 2.60   (4.56) - 20.24
                                2006 (a)    15,038,110 0.734 - 1.547  14,919,355            --      1.40 - 2.60     1.44 - 12.06
                                2005 (a)    16,859,446 0.717 - 1.514  16,085,548          0.49      1.40 - 2.60     8.61 - 21.19
                                2004 (a)    17,341,902 0.631 - 1.333  14,134,741          0.18      1.40 - 2.50     1.35 - 11.15
UIF Core Plus Fixed Income         2008     15,621,118 0.910 - 0.990  14,900,395          4.66      1.50 - 2.60 (12.78) - (11.82)
  Subaccount                    2007 (a)    19,274,662 1.041 - 1.123  20,969,477          3.60      1.50 - 2.60      2.56 - 3.69
                                2006 (a)    17,972,326 1.016 - 1.083  18,975,642          4.04      1.50 - 2.60      0.86 - 1.99
                                2005 (a)    16,776,773 1.003 - 1.062  17,461,045          3.55      1.50 - 2.60    (0.28) - 2.41
                                2004 (a)    11,115,589 1.013 - 1.037  11,381,984          3.75      1.50 - 2.60      0.10 - 2.57
UIF Equity and Income              2008    124,047,368 1.134 - 1.167 142,710,330          2.39      1.40 - 1.90 (24.15) - (23.73)
  Subaccount                    2007 (a)   155,243,293 1.495 - 1.530 234,822,562          1.82      1.40 - 1.90      1.42 - 1.93
                                2006 (a)   159,327,387 1.474 - 1.501 236,989,018          1.18      1.40 - 1.90     7.54 - 11.02
                                2005 (a)   166,193,665 1.333 - 1.352 221,493,947          0.65      1.40 - 1.90      0.29 - 7.73
                                2004 (a)    87,792,563 1.267 - 1.272 110,766,652            --      1.65 - 1.90     2.06 - 10.91
UIF Small Company Growth           2008      3,860,379 0.668 - 1.162   3,995,503            --      1.50 - 2.60 (41.94) - (41.31)
  Subaccount                    2007 (a)     4,724,867 1.146 - 1.980   8,371,677            --      1.50 - 2.60      0.22 - 1.38
                                2006 (a)     5,465,764 1.140 - 1.953   9,595,543            --      1.50 - 2.60   (3.44) - 10.15
                                2005 (a)     5,750,508 1.042 - 1.773   9,248,366            --      1.50 - 2.60   (2.74) - 13.11
                                2004 (a)     4,137,048 1.131 - 1.594   6,154,485            --      1.50 - 2.60     2.17 - 27.27
UIF U.S. Real Estate Securities    2008     21,716,459 0.787 - 0.801  17,256,470          3.42      1.40 - 1.90 (39.04) - (38.76)
  Subaccount                    2007 (a)    25,452,950 1.291 - 1.308  33,106,666          1.14      1.40 - 1.90   (18.65) - 0.00
                                2006 (a)    26,061,240 1.307 - 3.188  41,540,700          1.22      1.40 - 2.60    25.79 - 36.17
                                2005 (a)    27,328,651 1.036 - 2.513  46,295,559          1.16      1.40 - 2.60   (0.46) - 23.44
                                2004 (a)    13,934,853 1.309 - 2.181  26,875,291          1.58      1.40 - 2.60     7.21 - 34.50
UIF Value Subaccount               2008     11,197,020 0.719 - 1.122  10,417,944          3.32      1.40 - 2.60 (37.51) - (36.79)
                                2007 (a)    14,734,499 1.119 - 1.783  21,690,955          1.88      1.40 - 2.60   (5.54) - (4.38)
                                2006 (a)    18,091,492 1.179 - 1.875  27,827,059          1.73      1.40 - 2.60    13.92 - 15.22
                                2005 (a)    22,434,091 1.029 - 1.635  29,974,857          1.36      1.40 - 2.60      0.29 - 7.01
                                2004 (a)    23,903,739 1.136 - 1.593  31,003,623          0.99      1.40 - 2.60     5.19 - 16.19

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------- ----------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE(3) RATIO  TOTAL(4) RETURN
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ----------- ------------- ----------- ------------- ---------------- -------------------
Van Kampen LIT Capital       2008     17,441,725 0.355 - 1.499  10,959,766          0.53      0.30 - 2.60  (50.44) - (4.25)
  Growth Subaccount       2007 (a)   157,200,754 0.563 - 1.600 129,155,686          0.01      0.30 - 2.60     5.60 - 15.96
                          2006 (a)   183,574,207 0.490 - 1.398 131,085,818            --      0.60 - 2.60    (2.87) - 2.04
                          2005 (a)   214,518,774 0.484 - 1.389 150,033,001          0.08      0.60 - 2.60     0.00 - 13.65
                          2004 (a)   235,525,120 0.456 - 1.315 150,558,043            --      0.60 - 2.60     1.04 - 16.42
Van Kampen LIT Comstock      2008    244,672,372 0.695 - 1.086 220,992,144          2.38      0.30 - 2.75 (37.52) - (36.01)
  Subaccount              2007 (a)   299,713,541 1.109 - 1.719 429,298,605          1.62      0.30 - 2.75   (8.79) - (2.91)
                          2006 (a)   332,916,527 1.163 - 1.792 497,108,605          1.28      0.60 - 2.75    10.88 - 15.33
                          2005 (a)   347,963,953 1.027 - 1.572 456,680,219          0.90      0.60 - 2.75      0.19 - 6.94
                          2004 (a)   287,561,116 1.068 - 1.538 370,232,969          0.72      0.60 - 2.65     0.27 - 16.77
Van Kampen LIT Enterprise    2008      9,871,551 0.453 - 0.888   5,941,119          0.91      0.30 - 2.60 (44.50) - (43.24)
  Subaccount              2007 (a)    12,652,616 0.808 - 1.589  13,427,881          0.28      0.30 - 2.60     0.00 - 11.73
                          2006 (a)    15,126,931 0.730 - 1.439  14,453,109          0.32      0.60 - 2.60      4.04 - 6.11
                          2005 (a)    18,994,736 0.694 - 1.372  16,897,447          0.61      0.60 - 2.60      4.18 - 9.42
                          2004 (a)    22,619,169 0.653 - 1.295  18,450,844          0.28      0.60 - 2.60    (0.43) - 8.37
Van Kampen LIT Government    2008     30,065,152 1.036 - 1.443  35,849,224          4.57      1.40 - 2.60    (1.10) - 0.42
  Subaccount              2007 (a)    36,097,912 1.047 - 1.437  43,498,316          4.50      1.40 - 2.60      2.93 - 5.82
                          2006 (a)    36,311,329 1.003 - 1.358  42,076,135          4.55      1.40 - 2.60      0.38 - 1.88
                          2005 (a)    41,540,131 0.997 - 1.333  47,876,833          3.93      1.40 - 2.60    (0.50) - 2.15
                          2004 (a)    45,375,599 0.990 - 1.305  52,327,505          4.72      1.40 - 2.60      0.10 - 2.68
Van Kampen LIT Growth and    2008    135,745,590 0.778 - 1.271 137,594,743          1.94      1.40 - 2.60 (34.00) - (33.00)
  Income Subaccount       2007 (a)   171,568,422 1.176 - 1.897 260,145,192          1.42      1.40 - 2.60    (0.07) - 1.39
                          2006 (a)   191,394,053 1.175 - 1.871 288,321,844          1.00      1.40 - 2.60    12.96 - 14.57
                          2005 (a)   201,641,201 1.037 - 1.633 267,003,721          0.86      1.40 - 2.60   (0.28) - 10.35
                          2004 (a)   191,388,672 1.111 - 1.505 235,434,547          0.75      1.40 - 2.60     2.68 - 14.90
Wells Fargo VT Advantage     2008      2,939,820 0.809 - 1.223   2,659,523            --      0.30 - 1.85 (45.53) - (44.70)
  Small/Mid Cap Value     2007 (a)     3,380,492 1.478 - 2.219   5,618,575          0.02      0.30 - 1.85   (9.07) - (1.29)
  Subaccount              2006 (a)     4,426,775 1.507 - 2.248   7,539,536            --      0.60 - 1.85    13.67 - 15.05
                          2005 (a)     5,387,691 1.319 - 1.954   8,045,493          0.39      0.60 - 1.85    14.35 - 15.83
                          2004 (a)     6,537,623 1.146 - 1.687   8,455,786            --      0.60 - 1.85    14.63 - 16.02

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

(a) See Footnote 1 -- Organization.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                             ALGER AMERICAN CAPITAL    ALLIANCEBERNSTEIN GLOBAL
                                      AIM V.I. UTILITIES               APPRECIATION                  TECHNOLOGY
                                              SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                  ------------------------- -------------------------- ---------------------------
                                       2008      2007 (A)         2008      2007 (A)         2008       2007 (A)
                                  ------------ ------------ ------------- ------------ ------------- -------------
Units beginning of year           2,469,440    2,609,332     3,117,230    2,554,978     2,675,537     2,190,516
Units issued and transferred
  from other funding options        541,084      385,326       689,733    1,052,171       859,219     1,046,434
Units redeemed and transferred to
  other funding options            (890,479)    (525,218)   (1,080,608)    (489,919)   (1,567,252)     (561,413)
Annuity units                            --           --            --           --            --            --
                                  ------------ ------------ ------------- ------------ ------------- -------------
Units end of year                 2,120,045    2,469,440     2,726,355    3,117,230     1,967,504     2,675,537
                                  ============ ============ ============= ============ ============= =============

                                               AMERICAN FUNDS    CREDIT SUISSE TRUST GLOBAL
                                                GROWTH-INCOME                     SMALL CAP    DELAWARE VIP SMALL CAP VALUE
                                                   SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ------------------------------ ----------------------------- -------------------------------
                                          2008        2007 (A)        2008          2007 (A)         2008           2007 (A)
                                  --------------- -------------- ------------ ---------------- ------------- -----------------
Units beginning of year            401,435,769    448,353,025    1,064,670        1,231,928    16,388,529        18,944,541
Units issued and transferred
  from other funding options        41,474,159     31,754,113       76,977           85,030     1,815,244         4,200,193
Units redeemed and transferred to
  other funding options           (101,022,978)   (78,656,693)    (146,131)        (252,288)   (4,826,301)       (6,756,104)
Annuity units                          (12,256)       (14,676)          --               --          (101)             (101)
                                  --------------- -------------- ------------ ---------------- ------------- -----------------
Units end of year                  341,874,694    401,435,769      995,516        1,064,670    13,377,371        16,388,529
                                  =============== ============== ============ ================ ============= =================

                                                             DWSII DREMAN SMALL MID CAP    DWSII GOVERNMENT & AGENCY
                                         DWSI HEALTH CARE                         VALUE                   SECURITIES
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  -------------------------- ----------------------------- ----------------------------
                                        2008      2007 (A)         2008         2007 (A)         2008        2007 (A)
                                  ------------- ------------ ------------- --------------- ------------- --------------
Units beginning of year            3,781,290    4,014,878     9,139,529      10,404,529     4,467,580      4,873,458
Units issued and transferred
  from other funding options         678,397      505,107       639,967         525,018     7,363,635      8,640,682
Units redeemed and transferred to
  other funding options           (1,220,482)    (738,695)   (2,079,790)     (1,790,018)   (4,803,900)    (9,046,560)
Annuity units                             --           --            --              --            --             --
                                  ------------- ------------ ------------- --------------- ------------- --------------
Units end of year                  3,239,205    3,781,290     7,699,706       9,139,529     7,027,315      4,467,580
                                  ============= ============ ============= =============== ============= ==============

                                  DWSII MODERATE ALLOCATION          DWSII TECHNOLOGY       FIDELITY VIP CONTRAFUND
                                                 SUBACCOUNT                SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------- ------------------------- -----------------------------
                                        2008        2007 (A)        2008      2007 (A)          2008        2007 (A)
                                  ------------- -------------- ------------ ------------ -------------- --------------
Units beginning of year           27,563,873     28,801,929    2,400,140    2,425,200    213,235,728    217,238,460
Units issued and transferred
  from other funding options       6,303,407      1,582,569      480,518      819,123     36,595,783     40,251,097
Units redeemed and transferred to
  other funding options           (6,844,451)    (2,820,625)    (718,241)    (844,183)   (56,298,109)   (44,229,558)
Annuity units                             --             --           --           --        (31,982)       (24,271)
                                  ------------- -------------- ------------ ------------ -------------- --------------
Units end of year                 27,022,829     27,563,873    2,162,417    2,400,140    193,501,420    213,235,728
                                  ============= ============== ============ ============ ============== ==============

                                                  AMERICAN FUNDS
AMERICAN FUNDS                                      GLOBAL SMALL
          BOND    AMERICAN FUNDS GLOBAL GROWTH    CAPITALIZATION         AMERICAN FUNDS GROWTH
    SUBACCOUNT                      SUBACCOUNT        SUBACCOUNT                    SUBACCOUNT
----------------- ------------------------------- ----------------- -----------------------------
       2008 (B)          2008          2007 (A)          2008 (B)          2008        2007 (A)
----------------- -------------- ---------------- ----------------- -------------- --------------
            --    169,495,269      173,618,310                --    404,396,586    450,065,711
     2,558,253     27,500,148       27,064,070           714,915     55,163,107     40,596,736
      (850,494)   (48,671,724)     (31,165,024)          (76,282)   (99,925,785)   (86,237,420)
            --         (7,941)         (22,087)               --        (18,708)       (28,441)
----------------- -------------- ---------------- ----------------- -------------- --------------
     1,707,759    148,315,752      169,495,269           638,633    359,615,200    404,396,586
================= ============== ================ ================= ============== ==============

DREYFUS SOCIALLY RESPONSIBLE
                      GROWTH         DWSI CAPITAL GROWTH    DWSI GLOBAL OPPORTUNITIES
                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
------------------------------- --------------------------- ----------------------------
   2008              2007 (A)         2008       2007 (A)        2008         2007 (A)
---------- -------------------- ------------- ------------- ------------ ---------------
598,700              656,269    12,449,333    13,752,175    3,436,720       3,546,894
 68,939               17,117       936,204     1,050,625      566,703         462,716
(84,897)             (74,686)   (3,207,802)   (2,353,467)    (911,317)       (572,890)
     --                   --            --            --           --              --
---------- -------------------- ------------- ------------- ------------ ---------------
582,742              598,700    10,177,735    12,449,333    3,092,106       3,436,720
========== ==================== ============= ============= ============ ===============

DWSII CONSERVATIVE ALLOCATION       DWSII GLOBAL THEMATIC     DWSII GROWTH ALLOCATION
                   SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
-------------------------------- --------------------------- ---------------------------
      2008            2007 (A)         2008       2007 (A)         2008       2007 (A)
------------- ------------------ ------------- ------------- ------------- -------------
15,011,630         16,251,494     4,800,961     4,292,759    25,317,988    25,739,407
 2,507,482          1,393,074       657,302     1,512,889     1,939,329     1,698,577
(3,369,431)        (2,632,938)   (1,574,363)   (1,004,687)   (3,572,390)   (2,119,996)
        --                 --            --            --            --            --
------------- ------------------ ------------- ------------- ------------- -------------
14,149,681         15,011,630     3,883,900     4,800,961    23,684,927    25,317,988
============= ================== ============= ============= ============= =============

FIDELITY VIP DYNAMIC CAPITAL
                APPRECIATION    FIDELITY VIP EQUITY-INCOME    FIDELITY VIP HIGH INCOME
                  SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
------------------------------- ----------------------------- ---------------------------
      2008           2007 (A)          2008        2007 (A)         2008       2007 (A)
------------- ----------------- -------------- -------------- ------------- -------------
 3,119,214         3,947,554    132,444,044    140,114,841    17,441,474    19,961,947
   358,076           378,362     14,287,668     16,880,500     1,333,806     2,713,228
(1,002,737)       (1,206,702)   (31,033,691)   (24,531,132)   (3,024,276)   (5,232,175)
        --                --        (36,242)       (20,165)       (1,392)       (1,526)
------------- ----------------- -------------- -------------- ------------- -------------
 2,474,553         3,119,214    115,661,779    132,444,044    15,749,612    17,441,474
============= ================= ============== ============== ============= =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                     FTVIPT MUTUAL SHARES      FTVIPT FRANKLIN INCOME
                                        FIDELITY VIP MID CAP                   SECURITIES                  SECURITIES
                                                  SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- ---------------------------- ---------------------------
                                         2008        2007 (A)          2008       2007 (A)         2008       2007 (A)
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units beginning of year           194,928,164    202,604,640     57,502,398    57,394,982    28,070,936    20,579,714
Units issued and transferred
  from other funding options       31,773,133     37,812,188      7,986,329     9,672,317     9,072,671    11,332,155
Units redeemed and transferred to
  other funding options           (51,443,862)   (45,476,220)   (17,924,695)   (9,564,901)   (9,281,977)   (3,764,854)
Annuity units                         (38,278)       (12,444)            --            --       (80,449)      (76,079)
                                  -------------- -------------- -------------- ------------- ------------- -------------
Units end of year                 175,219,157    194,928,164     47,564,032    57,502,398    27,781,181    28,070,936
                                  ============== ============== ============== ============= ============= =============

                                    FTVIPT TEMPLETON FOREIGN     FTVIPT TEMPLETON GROWTH
                                                  SECURITIES                  SECURITIES          JANUS ASPEN FORTY
                                                  SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                  ----------------------------- --------------------------- --------------------------
                                         2008        2007 (A)         2008       2007 (A)         2008      2007 (A)
                                  -------------- -------------- ------------- ------------- ------------- ------------
Units beginning of year           128,820,623    144,140,237    33,358,379    33,917,235     5,436,346    5,697,204
Units issued and transferred
  from other funding options       17,912,651     17,477,400     5,079,727     5,512,430       938,793      730,108
Units redeemed and transferred to
  other funding options           (35,702,746)   (32,782,956)   (8,457,755)   (6,071,286)   (2,032,778)    (990,966)
Annuity units                          (4,996)       (14,058)       (9,022)           --            --           --
                                  -------------- -------------- ------------- ------------- ------------- ------------
Units end of year                 111,025,532    128,820,623    29,971,329    33,358,379     4,342,361    5,436,346
                                  ============== ============== ============= ============= ============= ============

                                  JANUS ASPEN MID CAP GROWTH    JANUS ASPEN MID CAP VALUE    JANUS ASPEN WORLDWIDE GROWTH
                                                  SUBACCOUNT                   SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- ---------------------------- -------------------------------
                                        2008         2007 (A)        2008         2007 (A)          2008          2007 (A)
                                  ------------- --------------- ------------ --------------- -------------- ----------------
Units beginning of year           32,312,340      37,639,585    1,802,779       2,062,278     34,679,126       39,895,818
Units issued and transferred
  from other funding options       4,042,163       3,062,177      390,994         166,148      1,406,803        5,294,459
Units redeemed and transferred to
  other funding options           (7,774,717)     (8,389,422)    (644,575)       (425,647)   (34,612,581)     (10,511,151)
Annuity units                             --              --           --              --             --               --
                                  ------------- --------------- ------------ --------------- -------------- ----------------
Units end of year                 28,579,786      32,312,340    1,549,198       1,802,779      1,473,348       34,679,126
                                  ============= =============== ============ =============== ============== ================

                                              LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY             LMPVET EQUITY INDEX
                                                  SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- ----------------------------- -------------------------------
                                         2008        2007 (A)          2008        2007 (A)           2008         2007 (A)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units beginning of year           152,949,759    183,219,024     71,241,834     81,696,891       931,047,864 1,247,256,223
Units issued and transferred
  from other funding options        9,342,391      3,082,167      2,146,451      3,655,938      60,354,563      20,259,239
Units redeemed and transferred to
  other funding options           (46,397,847)   (33,351,300)   (15,416,667)   (14,110,995)   (318,036,070)   (336,452,771)
Annuity units                            (511)          (132)            --             --         (14,305)        (14,827)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units end of year                 115,893,792    152,949,759     57,971,618     71,241,834     673,352,052     931,047,864
                                  ============== ============== ============== ============== =============== ===============

  FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP    FTVIPT TEMPLETON DEVELOPING
    DIVIDENDS SECURITIES                GROWTH SECURITIES             MARKETS SECURITIES
              SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
--------------------------- -------------------------------- ------------------------------
      2008       2007 (A)          2008           2007 (A)          2008         2007 (A)
------------- ------------- -------------- ----------------- -------------- ---------------
25,791,683    27,084,209     46,602,557        51,461,967     49,160,016      50,749,927
 3,097,927     3,711,070      6,899,373         6,877,181      9,366,166      16,030,728
(7,261,915)   (5,003,596)   (13,583,540)      (11,736,591)   (44,214,992)    (17,613,435)
        --            --             --                --           (859)         (7,204)
------------- ------------- -------------- ----------------- -------------- ---------------
21,627,695    25,791,683     39,918,390        46,602,557     14,310,331      49,160,016
============= ============= ============== ================= ============== ===============

JANUS ASPEN GLOBAL LIFE SCIENCES    JANUS ASPEN GLOBAL TECHNOLOGY    JANUS ASPEN INTERNATIONAL GROWTH
                      SUBACCOUNT                       SUBACCOUNT                          SUBACCOUNT
----------------------------------- -------------------------------- -----------------------------------
      2008               2007 (A)         2008            2007 (A)          2008              2007 (A)
------------- --------------------- ------------- ------------------ -------------- --------------------
 6,247,528             7,103,646    15,556,567         16,742,310     46,649,433           39,477,549
   685,367               543,877     1,856,689          2,607,198     13,877,193           23,860,172
(2,069,510)           (1,399,995)   (4,877,546)        (3,792,941)   (15,326,930)         (16,685,072)
        --                    --            --                 --         (3,112)              (3,216)
------------- --------------------- ------------- ------------------ -------------- --------------------
 4,863,385             6,247,528    12,535,710         15,556,567     45,196,584           46,649,433
============= ===================== ============= ================== ============== ====================

    LMPVET AGGRESSIVE GROWTH             LMPVET APPRECIATION     LMPVET CAPITAL AND INCOME
                  SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
------------------------------- ------------------------------- -----------------------------
        2008         2007 (A)           2008         2007 (A)          2008        2007 (A)
--------------- --------------- --------------- --------------- -------------- --------------
 741,329,195     828,375,230     583,776,051     591,237,387    193,635,280    206,024,660
  45,417,207      96,366,733      19,645,962      93,927,183     12,757,613     73,090,332
(164,525,988)   (183,375,619)   (136,076,838)   (101,386,773)   (49,840,769)   (85,514,503)
     (39,757)        (37,149)        (15,140)         (1,746)       (64,611)        34,791
--------------- --------------- --------------- --------------- -------------- --------------
 622,180,657     741,329,195     467,330,035     583,776,051    156,487,513    193,635,280
=============== =============== =============== =============== ============== ==============

                                                             LMPVET INTERNATIONAL ALL CAP
    LMPVET FUNDAMENTAL VALUE         LMPVET GLOBAL EQUITY                     OPPORTUNITY
                  SUBACCOUNT                   SUBACCOUNT                      SUBACCOUNT
------------------------------- ---------------------------- -------------------------------
        2008         2007 (A)          2008       2007 (A)          2008          2007 (A)
--------------- --------------- -------------- ------------- -------------- ----------------
 615,032,338     579,041,469     53,650,045    59,433,754     99,535,027      117,587,244
  27,347,759     151,418,266      4,871,445     2,154,554      4,509,352        5,846,019
(139,153,569)   (115,420,363)   (15,679,794)   (7,938,263)   (20,916,603)     (23,896,217)
     (21,638)         (7,034)            --            --         (1,991)          (2,019)
--------------- --------------- -------------- ------------- -------------- ----------------
 503,204,890     615,032,338     42,841,696    53,650,045     83,125,785       99,535,027
=============== =============== ============== ============= ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                        LMPVET LIFESTYLE
                                            LMPVET INVESTORS       LMPVET LARGE CAP GROWTH                ALLOCATION 50%
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                         2008        2007 (A)          2008        2007 (A)          2008        2007 (A)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units beginning of year           228,211,487    101,551,259    188,404,599    232,886,086    127,276,506    145,594,514
Units issued and transferred
  from other funding options        7,204,426    170,897,999      9,347,832     22,650,541      6,975,696      7,380,431
Units redeemed and transferred to
  other funding options           (54,495,930)   (44,234,182)   (46,899,939)   (67,127,407)   (32,581,509)   (25,696,019)
Annuity units                          (4,504)        (3,589)       (27,906)        (4,621)        (2,373)        (2,420)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units end of year                 180,915,479    228,211,487    150,824,586    188,404,599    101,668,320    127,276,506
                                  ============== ============== ============== ============== ============== ==============

                                                                                               LMPVIT ADJUSTABLE RATE
                                     LMPVET SMALL CAP GROWTH     LMPVET SOCIAL AWARENESS                       INCOME
                                                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- --------------------------- ----------------------------
                                         2008        2007 (A)         2008       2007 (A)          2008       2007 (A)
                                  -------------- -------------- ------------- ------------- -------------- -------------
Units beginning of year            71,547,703     48,654,073    44,597,635    49,752,084     30,126,619    35,144,629
Units issued and transferred
  from other funding options        8,627,856     38,149,488     2,983,810     2,805,748      3,279,533     3,710,109
Units redeemed and transferred to
  other funding options           (20,288,794)   (15,255,629)   (7,835,499)   (7,960,197)   (11,809,506)   (8,708,877)
Annuity units                         (19,754)          (229)           --            --        (18,444)      (19,242)
                                  -------------- -------------- ------------- ------------- -------------- -------------
Units end of year                  59,867,011     71,547,703    39,745,946    44,597,635     21,578,202    30,126,619
                                  ============== ============== ============= ============= ============== =============

                                                                                                MIST AMERICAN    MIST AMERICAN
                                                                                               FUNDS BALANCED     FUNDS GROWTH
                                           LMPVIT MONEY MARKET        LMPVIT STRATEGIC BOND        ALLOCATION       ALLOCATION
                                                    SUBACCOUNT                   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                  ------------------------------- ---------------------------- ----------------- ----------------
                                          2008         2007 (A)          2008       2007 (A)          2008 (B)         2008 (B)
                                  --------------- --------------- -------------- ------------- ----------------- ----------------
Units beginning of year            206,176,952     206,111,427     36,686,427    39,934,855                --               --
Units issued and transferred
  from other funding options       313,840,098     166,914,375      4,028,656     3,068,682           491,400          370,168
Units redeemed and transferred to
  other funding options           (219,047,586)   (166,848,417)   (10,828,396)   (6,317,110)          (30,815)          (9,095)
Annuity units                          (15,932)           (433)            --            --                --               --
                                  --------------- --------------- -------------- ------------- ----------------- ----------------
Units end of year                  300,953,532     206,176,952     29,886,687    36,686,427           460,585          361,073
                                  =============== =============== ============== ============= ================= ================

                                  MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                                     SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                                  -------------------------------- ---------------------------------- ------------------------------
                                         2008           2007 (A)          2008             2007 (A)         2008          2007 (A)
                                  -------------- ----------------- -------------- ------------------- ------------- ----------------
Units beginning of year            85,113,395       101,594,807    124,374,407         139,168,963    10,129,896        6,819,826
Units issued and transferred
  from other funding options        5,270,904       100,777,062     18,707,489          36,648,605     5,328,802        7,357,801
Units redeemed and transferred to
  other funding options           (18,942,463)     (117,258,320)   (37,655,788)        (51,436,969)   (4,259,261)      (4,038,428)
Annuity units                            (597)             (154)        (5,630)             (6,192)       (9,294)          (9,303)
                                  -------------- ----------------- -------------- ------------------- ------------- ----------------
Units end of year                  71,441,239        85,113,395    105,420,478         124,374,407    11,190,143       10,129,896
                                  ============== ================= ============== =================== ============= ================

          LMPVET LIFESTYLE            LMPVET LIFESTYLE
            ALLOCATION 70%              ALLOCATION 85%           LMPVET MID CAP CORE
                SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
----------------------------- --------------------------- -----------------------------
       2008        2007 (A)         2008       2007 (A)          2008        2007 (A)
-------------- -------------- ------------- ------------- -------------- --------------
 73,092,932     87,069,481    45,631,090    53,182,538     71,238,308     84,470,972
  3,700,758      2,584,778     2,583,599     1,981,551      4,630,484      3,548,144
(15,726,909)   (16,561,327)   (9,751,831)   (9,532,999)   (17,871,398)   (16,780,391)
         --             --            --            --           (418)          (417)
-------------- -------------- ------------- ------------- -------------- --------------
 61,066,781     73,092,932    38,462,858    45,631,090     57,996,976     71,238,308
============== ============== ============= ============= ============== ==============

LMPVIT DIVERSIFIED STRATEGIC    LMPVIT GLOBAL HIGH YIELD
                      INCOME                        BOND            LMPVIT HIGH INCOME
                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
------------------------------- --------------------------- -----------------------------
       2008          2007 (A)         2008       2007 (A)          2008        2007 (A)
-------------- ---------------- ------------- ------------- -------------- --------------
 41,508,754       50,158,783    13,236,960    14,752,622    159,566,246    184,544,851
  1,477,469          722,461     1,406,201     1,674,131      8,141,871      9,759,722
(11,390,488)      (9,372,490)   (3,636,455)   (3,189,793)   (44,140,525)   (34,736,214)
         --               --            --            --         (2,520)        (2,113)
-------------- ---------------- ------------- ------------- -------------- --------------
 31,595,735       41,508,754    11,006,706    13,236,960    123,565,072    159,566,246
============== ================ ============= ============= ============== ==============

 MIST AMERICAN
FUNDS MODERATE    MIST BATTERYMARCH GROWTH AND
    ALLOCATION                          INCOME     MIST BLACKROCK HIGH YIELD
    SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
----------------- ------------------------------- -----------------------------
       2008 (B)         2008           2007 (A)          2008        2007 (A)
----------------- ------------- ----------------- -------------- --------------
            --    18,277,607        21,299,043     63,143,456     45,095,489
       129,651       553,085           642,556     13,404,132     34,197,726
        (1,993)   (2,868,242)       (3,656,989)   (20,945,324)   (16,148,061)
            --       (36,833)           (7,003)        (2,282)        (1,698)
----------------- ------------- ----------------- -------------- --------------
       127,658    15,925,617        18,277,607     55,599,982     63,143,456
================= ============= ================= ============== ==============

       MIST HARRIS OAKMARK
             INTERNATIONAL              MIST JANUS FORTY           MIST LAZARD MID CAP
                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
----------------------------- ----------------------------- -----------------------------
       2008        2007 (A)          2008        2007 (A)          2008    2007 (A) (C)
-------------- -------------- -------------- -------------- -------------- --------------
 89,021,152     97,474,617    191,666,259    214,476,771      5,965,059             --
 12,283,381     21,507,351     35,586,199     22,149,321     78,507,650      7,728,008
(27,655,992)   (29,959,335)   (42,494,684)   (44,945,625)   (14,753,226)    (1,761,608)
     (2,886)        (1,481)       (15,993)       (14,208)        (2,205)        (1,341)
-------------- -------------- -------------- -------------- -------------- --------------
 73,645,655     89,021,152    184,741,781    191,666,259     69,717,278      5,965,059
============== ============== ============== ============== ============== ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       MIST LEGG
                                  MASON PARTNERS
                                      AGGRESSIVE      MIST LEGG MASON PARTNERS
                                          GROWTH                MANAGED ASSETS    MIST LEGG MASON VALUE EQUITY
                                      SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ----------------- ----------------------------- -------------------------------
                                         2008 (B)          2008        2007 (A)         2008           2007 (A)
                                  ----------------- -------------- -------------- ------------- -----------------
Units beginning of year                       --     62,904,250     74,325,836     8,033,958         8,080,451
Units issued and transferred
  from other funding options             105,177      3,665,953      3,902,186     3,996,526         2,557,859
Units redeemed and transferred to
  other funding options                   (1,197)   (13,989,938)   (15,315,759)   (2,326,618)       (2,604,352)
Annuity units                                 --        (34,865)        (8,013)           --                --
                                  ----------------- -------------- -------------- ------------- -----------------
Units end of year                        103,980     52,545,400     62,904,250     9,703,866         8,033,958
                                  ================= ============== ============== ============= =================

                                    MIST LORD ABBETT MID CAP          MIST MET/AIM CAPITAL      MIST MET/AIM SMALL CAP
                                                       VALUE                  APPRECIATION                      GROWTH
                                                  SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  ----------------------------- ----------------------------- ---------------------------
                                         2008        2007 (A)          2008        2007 (A)         2008       2007 (A)
                                  -------------- -------------- -------------- -------------- ------------- -------------
Units beginning of year            94,328,307      4,978,445     79,038,320     80,584,904     4,965,688     3,177,286
Units issued and transferred
  from other funding options       11,992,371    106,521,105      6,238,596     17,834,437     4,081,747     3,840,219
Units redeemed and transferred to
  other funding options           (26,189,315)   (17,161,004)   (17,803,935)   (19,381,021)   (2,358,533)   (2,051,817)
Annuity units                         (11,532)       (10,239)      (107,318)            --            --            --
                                  -------------- -------------- -------------- -------------- ------------- -------------
Units end of year                  80,119,831     94,328,307     67,365,663     79,038,320     6,688,902     4,965,688
                                  ============== ============== ============== ============== ============= =============

                                   MIST OPPENHEIMER CAPITAL          MIST PIMCO INFLATION
                                               APPRECIATION                PROTECTED BOND     MIST PIMCO TOTAL RETURN
                                                 SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                  ---------------------------- ----------------------------- ---------------------------
                                         2008       2007 (A)          2008        2007 (A)         2008       2007 (A)
                                  -------------- ------------- -------------- -------------- ------------- -------------
Units beginning of year            26,945,381    25,498,695     73,914,152      4,512,924    17,237,540    15,842,977
Units issued and transferred
  from other funding options      490,416,021     5,961,055     55,080,775     82,055,610    13,361,486     6,657,255
Units redeemed and transferred to
  other funding options           (59,063,984)   (4,514,369)   (44,062,375)   (12,817,228)   (9,941,861)   (5,262,692)
Annuity units                         (35,927)           --        (57,472)       162,846            --            --
                                  -------------- ------------- -------------- -------------- ------------- -------------
Units end of year                 458,261,491    26,945,381     84,875,080     73,914,152    20,657,165    17,237,540
                                  ============== ============= ============== ============== ============= =============

                                                                 MIST T. ROWE                                   MIST TURNER
                                                                PRICE MID CAP    MIST THIRD AVENUE SMALL CAP        MID CAP
                                        MIST SSGA GROWTH ETF           GROWTH                          VALUE         GROWTH
                                                  SUBACCOUNT       SUBACCOUNT                     SUBACCOUNT     SUBACCOUNT
                                  ----------------------------- ---------------- ------------------------------ --------------
                                         2008        2007 (A)         2008 (B)          2008         2007 (A)       2008 (B)
                                  -------------- -------------- ---------------- -------------- --------------- --------------
Units beginning of year           175,301,265    181,206,750               --    177,121,221      63,225,110             --
Units issued and transferred
  from other funding options       18,913,980     20,969,866        1,313,857     19,461,690     153,858,539      3,304,390
Units redeemed and transferred to
  other funding options           (32,941,219)   (26,875,351)        (115,546)   (46,248,260)    (39,968,453)      (718,098)
Annuity units                              --             --               --         (9,533)          6,025             --
                                  -------------- -------------- ---------------- -------------- --------------- --------------
Units end of year                 161,274,026    175,301,265        1,198,311    150,325,118     177,121,221      2,586,292
                                  ============== ============== ================ ============== =============== ==============

 MIST LOOMIS SAYLES GLOBAL         MIST LORD ABBETT BOND    MIST LORD ABBETT GROWTH AND
                   MARKETS                     DEBENTURE                         INCOME
                SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
----------------------------- ----------------------------- ------------------------------
       2008    2007 (A) (C)          2008        2007 (A)          2008         2007 (A)
-------------- -------------- -------------- -------------- -------------- ---------------
 52,358,564             --     60,470,520     63,399,577    239,539,828     191,555,885
  5,734,193     59,329,590     11,413,825     12,053,523     24,971,450     105,804,884
(11,282,786)    (7,040,076)   (21,527,276)   (14,982,580)   (63,570,547)    (57,820,501)
     (4,703)        69,050            (35)            --         (1,255)           (440)
-------------- -------------- -------------- -------------- -------------- ---------------
 46,805,268     52,358,564     50,357,034     60,470,520    200,939,476     239,539,828
============== ============== ============== ============== ============== ===============

         MIST
 MET/FRANKLIN     MIST MFS EMERGING MARKETS             MIST MFS RESEARCH
MUTUAL SHARES                        EQUITY                 INTERNATIONAL
   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
---------------- ----------------------------- -----------------------------
      2008 (B)          2008    2007 (A) (C)          2008        2007 (A)
---------------- -------------- -------------- -------------- --------------
           --     22,838,831             --     57,544,188      5,651,436
      402,082     40,525,553     28,734,068     30,450,774     63,296,330
      (15,660)   (14,131,168)    (5,895,237)   (22,967,437)   (11,403,740)
           --        (47,208)            --           (681)           162
---------------- -------------- -------------- -------------- --------------
      386,422     49,186,008     22,838,831     65,026,844     57,544,188
================ ============== ============== ============== ==============

                                                             MIST SSGA GROWTH AND INCOME
       MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME            ETF
              SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
--------------------------- -------------------------------- ------------------------------
      2008       2007 (A)          2008           2007 (A)          2008         2007 (A)
------------- ------------- -------------- ----------------- -------------- ---------------
18,642,832    21,298,211    137,915,159       139,920,997    147,441,601     158,709,583
 2,159,128     2,091,624     45,319,530        25,344,443     10,810,249      11,817,500
(4,411,126)   (4,731,153)   (50,662,029)      (27,347,229)   (27,654,822)    (23,085,482)
    (3,282)      (15,850)       (10,199)           (3,052)       (19,772)             --
------------- ------------- -------------- ----------------- -------------- ---------------
16,387,552    18,642,832    132,562,461       137,915,159    130,577,256     147,441,601
============= ============= ============== ================= ============== ===============

 MIST VAN KAMPEN MID CAP                                MORGAN STANLEY CAPITAL
                  GROWTH    MIST VAN KAMPEN COMSTOCK             OPPORTUNITIES
              SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
--------------------------- --------------------------- -------------------------
      2008       2007 (A)        2008        2007 (A)        2008      2007 (A)
------------- ------------- ------------ -------------- ------------ ------------
 3,986,582     4,406,247    1,286,953      1,279,856    1,543,165    1,027,015
17,261,405     1,115,887      367,017        511,243      161,422      803,235
(5,006,368)   (1,535,552)    (715,111)      (504,146)    (766,418)    (287,085)
        --            --           --             --           --           --
------------- ------------- ------------ -------------- ------------ ------------
16,241,619     3,986,582      938,859      1,286,953      938,169    1,543,165
============= ============= ============ ============== ============ ============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  MORGAN STANLEY DIVIDEND                                      MSF BLACKROCK AGGRESSIVE
                                                   GROWTH    MORGAN STANLEY S&P 500 INDEX                        GROWTH
                                               SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  -------------------------- ------------------------------- -----------------------------
                                       2008       2007 (A)         2008           2007 (A)          2008        2007 (A)
                                  ------------ ------------- ------------- ----------------- -------------- --------------
Units beginning of year           2,901,396     3,107,296     6,967,206         7,539,294    185,128,306    221,481,261
Units issued and transferred
  from other funding options        155,105        42,330       698,993           137,440     15,997,294     11,288,873
Units redeemed and transferred to
  other funding options            (632,487)     (248,230)   (1,034,898)         (709,528)   (46,314,387)   (47,640,827)
Annuity units                            --            --            --                --         (1,395)        (1,001)
                                  ------------ ------------- ------------- ----------------- -------------- --------------
Units end of year                 2,424,014     2,901,396     6,631,301         6,967,206    154,809,818    185,128,306
                                  ============ ============= ============= ================= ============== ==============

                                                                      MSF CAPITAL GUARDIAN        MSF DAVIS
                                    MSF BLACKROCK MONEY MARKET                 U.S. EQUITY    VENTURE VALUE
                                                    SUBACCOUNT                  SUBACCOUNT       SUBACCOUNT
                                  ------------------------------- --------------------------- ----------------
                                          2008         2007 (A)         2008       2007 (A)         2008 (B)
                                  --------------- --------------- ------------- ------------- ----------------
Units beginning of year            296,236,103     226,079,051    37,240,803    28,891,547               --
Units issued and transferred
  from other funding options       439,713,371     422,025,188     4,030,309    17,229,787       59,566,076
Units redeemed and transferred to
  other funding options           (355,192,067)   (351,820,738)   (9,293,496)   (8,879,144)      (9,107,237)
Annuity units                          (47,401)        (47,398)       (1,370)       (1,387)            (811)
                                  --------------- --------------- ------------- ------------- ----------------
Units end of year                  380,710,006     296,236,103    31,976,246    37,240,803       50,458,028
                                  =============== =============== ============= ============= ================

                                         MSF LEHMAN BROTHERS       MSF METLIFE AGGRESSIVE     MSF METLIFE CONSERVATIVE
                                        AGGREGATE BOND INDEX                   ALLOCATION                   ALLOCATION
                                                  SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                  ----------------------------- ---------------------------- ----------------------------
                                         2008    2007 (A) (D)          2008       2007 (A)          2008       2007 (A)
                                  -------------- -------------- -------------- ------------- -------------- -------------
Units beginning of year            85,048,945             --     68,089,229     8,380,176     15,892,326     6,328,313
Units issued and transferred
  from other funding options        6,662,776    106,581,391     10,038,761    62,617,930     21,441,245    14,163,399
Units redeemed and transferred to
  other funding options           (20,344,684)   (21,539,767)   (12,764,231)   (2,908,877)   (11,087,864)   (4,599,386)
Annuity units                         (37,817)         7,321             --            --             --            --
                                  -------------- -------------- -------------- ------------- -------------- -------------
Units end of year                  71,329,220     85,048,945     65,363,759    68,089,229     26,245,707    15,892,326
                                  ============== ============== ============== ============= ============== =============

                                     MSF METLIFE MODERATE TO
                                       AGGRESSIVE ALLOCATION       MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                                                  SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                  ----------------------------- ----------------------------- -------------------------------
                                         2008        2007 (A)          2008        2007 (A)           2008         2007 (A)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units beginning of year           442,105,761     41,298,469    531,845,303      3,215,810     592,318,130     660,387,222
Units issued and transferred
  from other funding options       44,066,905    419,938,468     59,765,661    604,992,912      41,510,325      40,240,817
Units redeemed and transferred to
  other funding options           (85,110,225)   (19,131,176)   (99,488,537)   (76,312,654)   (148,590,359)   (108,275,651)
Annuity units                              --             --       (129,710)       (50,765)        (75,251)        (34,258)
                                  -------------- -------------- -------------- -------------- --------------- ---------------
Units end of year                 401,062,441    442,105,761    491,992,717    531,845,303     485,162,845     592,318,130
                                  ============== ============== ============== ============== =============== ===============

                                                                             MSF BLACKROCK
                                                            MSF BLACKROCK           LEGACY
                                                                LARGE CAP        LARGE CAP
 MSF BLACKROCK BOND INCOME     MSF BLACKROCK DIVERSIFIED            VALUE           GROWTH
                SUBACCOUNT                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
----------------------------- ----------------------------- ---------------- ----------------
       2008        2007 (A)          2008    2007 (A) (C)         2008 (B)         2008 (B)
-------------- -------------- -------------- -------------- ---------------- ----------------
316,222,898    358,237,572     72,810,413             --               --               --
 48,033,562     27,709,212      8,867,222     83,165,537       21,918,891            8,346
(98,704,913)   (69,692,234)   (13,031,544)   (10,470,687)      (3,179,997)             (78)
    (17,699)       (31,652)       (13,494)       115,563               --               --
-------------- -------------- -------------- -------------- ---------------- ----------------
265,533,848    316,222,898     68,632,597     72,810,413       18,738,894            8,268
============== ============== ============== ============== ================ ================

                                                            MSF JENNISON
          MSF FI LARGE CAP          MSF FI VALUE LEADERS          GROWTH
                SUBACCOUNT                    SUBACCOUNT      SUBACCOUNT
----------------------------- ----------------------------- ---------------
       2008        2007 (A)          2008        2007 (A)        2008 (B)
-------------- -------------- -------------- -------------- ---------------
317,247,941    392,883,001    122,428,834    144,737,748              --
 13,976,376      9,809,942     13,205,740      4,723,486     128,301,941
(62,084,111)   (85,430,408)   (30,285,941)   (27,032,308)    (18,234,255)
    (46,045)       (14,594)          (308)           (92)         (1,084)
-------------- -------------- -------------- -------------- ---------------
269,094,161    317,247,941    105,348,325    122,428,834     110,066,602
============== ============== ============== ============== ===============

MSF METLIFE CONSERVATIVE TO    MSF METLIFE MID CAP STOCK          MSF METLIFE MODERATE
        MODERATE ALLOCATION         INDEX                                   ALLOCATION
                 SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
------------------------------ ---------------------------- -----------------------------
       2008         2007 (A)         2008        2007 (A)          2008        2007 (A)
-------------- --------------- ------------- -------------- -------------- --------------
 93,106,882      10,121,656     5,333,803      2,799,148    479,135,478     42,183,505
 22,709,478      90,612,025     3,115,382      4,008,796     67,031,031    458,582,993
(25,932,681)     (7,626,450)   (1,989,348)    (1,474,141)   (97,510,257)   (21,631,020)
    (19,935)           (349)           --             --             --             --
-------------- --------------- ------------- -------------- -------------- --------------
 89,863,744      93,106,882     6,459,837      5,333,803    448,656,252    479,135,478
============== =============== ============= ============== ============== ==============

                                 MSF MORGAN STANLEY EAFE         MSF NEUBERGER BERMAN
             MSF MFS VALUE                         INDEX                MID CAP VALUE
                SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
----------------------------- ----------------------------- ----------------------------
       2008        2007 (A)          2008        2007 (A)         2008    2007 (A) (C)
-------------- -------------- -------------- -------------- ------------- --------------
 61,212,759     58,246,549     61,113,909         73,275    18,555,447             --
 19,802,281     17,960,437      4,932,202     72,950,778     1,083,190     21,508,711
(18,525,739)   (14,985,066)   (13,034,978)   (11,907,493)   (4,569,615)    (2,953,264)
     (9,087)        (9,161)       (16,871)        (2,651)           --             --
-------------- -------------- -------------- -------------- ------------- --------------
 62,480,214     61,212,759     52,994,262     61,113,909    15,069,022     18,555,447
============== ============== ============== ============== ============= ==============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       MSF OPPENHEIMER GLOBAL                                  MSF T. ROWE PRICE LARGE CAP
                                                       EQUITY        MSF RUSSELL 2000 INDEX                         GROWTH
                                                   SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                  ------------------------------ ----------------------------- ------------------------------
                                          2008        2007 (A)          2008    2007 (A) (C)          2008         2007 (A)
                                  --------------- -------------- -------------- -------------- -------------- ---------------
Units beginning of year            494,911,133    522,236,566     60,356,432             --     64,027,839      72,617,849
Units issued and transferred
  from other funding options        59,982,748     60,384,151      6,296,137     70,964,297     14,332,093       6,821,136
Units redeemed and transferred to
  other funding options           (106,201,344)   (87,663,356)   (11,669,227)   (10,606,339)   (18,581,676)    (15,411,146)
Annuity units                          (37,967)       (46,228)       (11,416)        (1,526)            --              --
                                  --------------- -------------- -------------- -------------- -------------- ---------------
Units end of year                  448,654,570    494,911,133     54,971,926     60,356,432     59,778,256      64,027,839
                                  =============== ============== ============== ============== ============== ===============

                                       PIMCO VIT TOTAL RETURN             PIONEER VCT BOND    PIONEER VCT CULLEN VALUE
                                                   SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ------------------------------ ---------------------------- ---------------------------
                                          2008        2007 (A)          2008       2007 (A)         2008       2007 (A)
                                  --------------- -------------- -------------- ------------- ------------- -------------
Units beginning of year            338,608,781    375,951,261     19,594,381            --    15,163,835    11,247,180
Units issued and transferred
  from other funding options        88,413,241     43,682,621     14,589,696    21,249,857     4,793,648     5,331,422
Units redeemed and transferred to
  other funding options           (126,546,499)   (80,919,338)   (12,020,980)   (1,655,476)   (5,348,475)   (1,414,767)
Annuity units                          (86,148)      (105,763)            --            --            --            --
                                  --------------- -------------- -------------- ------------- ------------- -------------
Units end of year                  300,389,375    338,608,781     22,163,097    19,594,381    14,609,008    15,163,835
                                  =============== ============== ============== ============= ============= =============

                                                                                                 PIONEER VCT IBBOTSON AGGRESSIVE
                                  PIONEER VCT GLOBAL HIGH YIELD        PIONEER VCT HIGH YIELD                         ALLOCATION
                                                     SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT
                                  -------------------------------- ----------------------------- ----------------------------------
                                        2008            2007 (A)          2008        2007 (A)         2008              2007 (A)
                                  ------------- ------------------ -------------- -------------- ------------- --------------------
Units beginning of year           13,165,119          9,512,270     32,302,590     37,727,733    10,091,154            8,698,247
Units issued and transferred
  from other funding options       3,441,842          6,797,990     12,070,279     11,300,198     2,807,122            2,063,668
Units redeemed and transferred to
  other funding options           (3,626,120)        (3,145,141)   (12,907,393)   (16,725,341)   (2,088,618)            (670,761)
Annuity units                             --                 --             --             --            --                   --
                                  ------------- ------------------ -------------- -------------- ------------- --------------------
Units end of year                 12,980,841         13,165,119     31,465,476     32,302,590    10,809,658           10,091,154
                                  ============= ================== ============== ============== ============= ====================

                                                                                                     PIONEER VCT OAK RIDGE
                                  PIONEER VCT INTERNATIONAL VALUE    PIONEER VCT MID CAP VALUE            LARGE CAP GROWTH
                                                       SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                  ---------------------------------- ---------------------------- ---------------------------
                                        2008              2007 (A)          2008       2007 (A)         2008       2007 (A)
                                  ------------- -------------------- -------------- ------------- ------------- -------------
Units beginning of year            7,549,358            6,619,383     42,880,338    41,251,442    11,879,818    12,028,528
Units issued and transferred
  from other funding options         927,030            3,011,918      4,365,643     9,157,249     1,651,505     2,435,959
Units redeemed and transferred to
  other funding options           (2,631,296)          (2,081,943)   (11,163,664)   (7,528,353)   (2,879,033)   (2,584,669)
Annuity units                             --                   --             --            --            --            --
                                  ------------- -------------------- -------------- ------------- ------------- -------------
Units end of year                  5,845,092            7,549,358     36,082,317    42,880,338    10,652,290    11,879,818
                                  ============= ==================== ============== ============= ============= =============

    MSF T. ROWE
PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
         GROWTH    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
     SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------ ------------------------------- -------------------------------
        2008 (B)         2008           2007 (A)          2008          2007 (A)
------------------ ------------- ----------------- -------------- ----------------
             --     4,659,891         5,511,825     85,176,942       93,487,936
    107,560,744       703,862           630,518    138,688,994       18,892,466
    (16,321,622)   (1,170,259)       (1,481,365)   (58,715,835)     (27,200,516)
         (1,421)       (1,068)           (1,087)        (3,913)          (2,944)
------------------ ------------- ----------------- -------------- ----------------
     91,237,701     4,192,426         4,659,891    165,146,188       85,176,942
================== ============= ================= ============== ================

PIONEER VCT EMERGING MARKETS    PIONEER VCT EQUITY INCOME             PIONEER VCT FUND
                  SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
------------------------------- ---------------------------- ----------------------------
      2008           2007 (A)         2008        2007 (A)          2008       2007 (A)
------------- ----------------- ------------- -------------- -------------- -------------
 9,123,959         8,408,497    22,291,961     21,474,930     35,397,790    26,477,150
 2,013,301         3,060,090     2,904,676      4,390,786      4,982,780    13,737,373
(2,830,775)       (2,344,628)   (6,289,139)    (3,573,755)   (10,963,614)   (4,816,733)
        --                --            --             --             --            --
------------- ----------------- ------------- -------------- -------------- -------------
 8,306,485         9,123,959    18,907,498     22,291,961     29,416,956    35,397,790
============= ================= ============= ============== ============== =============

PIONEER VCT IBBOTSON GROWTH    PIONEER VCT IBBOTSON MODERATE
                 ALLOCATION                       ALLOCATION    PIONEER VCT INDEPENDENCE
                 SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
------------------------------ -------------------------------- ---------------------------
       2008         2007 (A)          2008           2007 (A)         2008       2007 (A)
-------------- --------------- -------------- ----------------- ------------- -------------
211,130,637     126,729,579    128,084,206        86,309,793     5,940,423     5,709,042
 49,136,283      95,750,334     28,764,616        51,540,085       806,150     1,125,747
(19,225,822)    (11,349,276)   (25,109,146)       (9,765,672)   (1,643,163)     (894,366)
         --              --             --                --            --            --
-------------- --------------- -------------- ----------------- ------------- -------------
241,041,098     211,130,637    131,739,676       128,084,206     5,103,410     5,940,423
============== =============== ============== ================= ============= =============

PIONEER VCT REAL ESTATE SHARES    PIONEER VCT SMALL CAP VALUE    PIONEER VCT STRATEGIC INCOME
                    SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
--------------------------------- ------------------------------ -------------------------------
      2008             2007 (A)         2008          2007 (A)          2008          2007 (A)
------------- ------------------- ------------- ---------------- -------------- ----------------
 9,621,836          10,809,247    10,181,404       10,492,442     40,619,893       38,783,488
 1,881,019           2,396,636       942,794        1,631,332     11,732,212       10,179,285
(2,782,571)         (3,584,047)   (2,429,154)      (1,942,370)   (13,821,803)      (8,342,880)
        --                  --            --               --             --               --
------------- ------------------- ------------- ---------------- -------------- ----------------
 8,720,284           9,621,836     8,695,044       10,181,404     38,530,302       40,619,893
============= =================== ============= ================ ============== ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        UIF CAPITAL GROWTH    UIF CORE PLUS FIXED INCOME         UIF EQUITY AND INCOME
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                  --------------------------- ----------------------------- -----------------------------
                                        2008       2007 (A)         2008         2007 (A)          2008        2007 (A)
                                  ------------- ------------- ------------- --------------- -------------- --------------
Units beginning of year           13,918,589    15,038,110    19,274,662      17,972,326    155,243,293    159,327,387
Units issued and transferred
  from other funding options       1,237,043     1,328,091     3,076,055       3,062,717     25,941,166     16,881,592
Units redeemed and transferred to
  other funding options           (4,337,677)   (2,447,612)   (6,729,599)     (1,760,381)   (57,133,995)   (20,965,686)
Annuity units                             --            --            --              --         (3,096)            --
                                  ------------- ------------- ------------- --------------- -------------- --------------
Units end of year                 10,817,955    13,918,589    15,621,118      19,274,662    124,047,368    155,243,293
                                  ============= ============= ============= =============== ============== ==============

                                  VAN KAMPEN LIT CAPITAL GROWTH       VAN KAMPEN LIT COMSTOCK    VAN KAMPEN LIT ENTERPRISE
                                                     SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                  -------------------------------- ----------------------------- ----------------------------
                                          2008          2007 (A)          2008        2007 (A)         2008        2007 (A)
                                  --------------- ---------------- -------------- -------------- ------------- --------------
Units beginning of year            157,200,754      183,574,207    299,713,541    332,916,527    12,652,616     15,126,931
Units issued and transferred
  from other funding options         3,907,137        7,149,838     22,952,170     17,287,776       713,309        432,891
Units redeemed and transferred to
  other funding options           (143,666,166)     (33,523,291)   (77,986,660)   (50,488,279)   (3,493,168)    (2,905,716)
Annuity units                               --               --         (6,679)        (2,483)       (1,206)        (1,490)
                                  --------------- ---------------- -------------- -------------- ------------- --------------
Units end of year                   17,441,725      157,200,754    244,672,372    299,713,541     9,871,551     12,652,616
                                  =============== ================ ============== ============== ============= ==============

(a) See Footnote 1 -- Organization.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period April 30, 2007 to December 31, 2007.
(d) For the period November 12, 2007 to December 31, 2007.

 UIF SMALL COMPANY GROWTH    UIF U.S. REAL ESTATE SECURITIES                   UIF VALUE
               SUBACCOUNT                         SUBACCOUNT                  SUBACCOUNT
-------------------------    ---------------------------------- ---------------------------
   2008           2007 (A)          2008             2007 (A)         2008       2007 (A)
-----------    ------------- -------------- ------------------- ------------- -------------
  4,724,867     5,465,764     25,452,950          26,061,240    14,734,499    18,091,492
    604,656       279,067      6,983,727          10,393,823       264,435       413,729
 (1,469,144)   (1,019,964)   (10,711,401)        (11,002,113)   (3,801,914)   (3,770,722)
         --            --         (8,817)                 --            --            --
-----------    ------------- -------------- ------------------- ------------- -------------
  3,860,379     4,724,867     21,716,459          25,452,950    11,197,020    14,734,499
===========    ============= ============== =================== ============= =============

                               VAN KAMPEN LIT GROWTH AND    WELLS FARGO VT ADVANTAGE
VAN KAMPEN LIT GOVERNMENT                         INCOME         SMALL/MID CAP VALUE
               SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
--------------------------    ----------------------------- ---------------------------
   2008            2007 (A)          2008        2007 (A)        2008        2007 (A)
------------    ------------- -------------- -------------- ------------ --------------
  36,097,912    36,311,329    171,568,422    191,394,053    3,380,492      4,426,775
   7,107,328     4,772,578     17,315,992      9,290,259      464,842        462,999
 (13,140,088)   (4,985,995)   (53,138,824)   (29,115,890)    (905,514)    (1,509,282)
          --            --             --             --           --             --
------------    ------------- -------------- -------------- ------------ --------------
  30,065,152    36,097,912    135,745,590    171,568,422    2,939,820      3,380,492
============    ============= ============== ============== ============ ==============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2008. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/  DELOITTE & TOUCHE LLP

New York, New York
March 26, 2009

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                 2008       2007
                                                               --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $39,601 and $46,264,
     respectively)...........................................  $ 34,846   $ 45,671
  Equity securities available-for-sale, at estimated fair
     value (cost: $673 and $992, respectively)...............       474        952
  Trading securities, at estimated fair value (cost: $251 and
     $0, respectively).......................................       232         --
  Mortgage and consumer loans................................     4,447      4,404
  Policy loans...............................................     1,192        913
  Real estate and real estate joint ventures held-for-
     investment..............................................       608        541
  Other limited partnership interests........................     1,249      1,130
  Short-term investments.....................................     3,127      1,335
  Other invested assets......................................     2,297      1,445
                                                               --------   --------
     Total investments.......................................    48,472     56,391
Cash and cash equivalents....................................     5,656      1,774
Accrued investment income....................................       487        637
Premiums and other receivables...............................    12,463      8,320
Deferred policy acquisition costs and value of business
  acquired...................................................     5,440      4,948
Current income tax recoverable...............................        66         72
Deferred income tax assets...................................     1,843        846
Goodwill.....................................................       953        953
Other assets.................................................       752        753
Separate account assets......................................    35,892     53,867
                                                               --------   --------
     Total assets............................................  $112,024   $128,561
                                                               ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
Future policy benefits.......................................  $ 20,213   $ 19,576
Policyholder account balances................................    37,175     33,815
Other policyholder funds.....................................     2,085      1,777
Short-term debt..............................................       300         --
Long-term debt -- affiliated.................................       950        635
Payables for collateral under securities loaned and other
  transactions...............................................     7,871     10,471
Other liabilities............................................     2,604      1,072
Separate account liabilities.................................    35,892     53,867
                                                               --------   --------
     Total liabilities.......................................   107,090    121,213
                                                               --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2008 and 2007.................................        86         86
Additional paid-in capital...................................     6,719      6,719
Retained earnings............................................       965        892
Accumulated other comprehensive loss.........................    (2,836)      (349)
                                                               --------   --------
     Total stockholders' equity..............................     4,934      7,348
                                                               --------   --------
     Total liabilities and stockholders' equity..............  $112,024   $128,561
                                                               ========   ========




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  634   $  353   $  308
Universal life and investment-type product policy fees....   1,378    1,411    1,268
Net investment income.....................................   2,494    2,893    2,839
Other revenues............................................     230      251      212
Net investment gains (losses).............................     549     (142)    (521)
                                                            ------   ------   ------
       Total revenues.....................................   5,285    4,766    4,106
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................   1,446      978      792
Interest credited to policyholder account balances........   1,130    1,299    1,316
Other expenses............................................   1,933    1,446    1,173
                                                            ------   ------   ------
       Total expenses.....................................   4,509    3,723    3,281
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     776    1,043      825
Provision for income tax..................................     203      303      228
                                                            ------   ------   ------
Income from continuing operations.........................     573      740      597
Income from discontinued operations, net of income tax....      --        4       --
                                                            ------   ------   ------
Net income................................................  $  573   $  744   $  597
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                                 ACCUMULATED
                                                                          OTHER COMPREHENSIVE LOSS
                                                                        ----------------------------
                                                                              NET          FOREIGN
                                                ADDITIONAL                UNREALIZED       CURRENCY
                                       COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                        STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                       ------   ----------   --------   --------------   -----------   -------
Balance at January 1, 2006...........    $86      $7,180       $ 581        $  (416)        $   2      $ 7,433
Revisions of purchase price pushed
  down to MetLife Insurance Company
  of Connecticut's net assets
  acquired (Note 1)..................                 40                                                    40
Dividend paid to MetLife.............               (259)       (658)                                     (917)
Capital contribution of intangible
  assets from MetLife, net of income
  tax................................                162                                                   162
Comprehensive income:
  Net income.........................                            597                                       597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            (5)                        (5)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                           107                        107
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                          (2)          (2)
                                                                                                       -------
     Other comprehensive income......                                                                      100
                                                                                                       -------
  Comprehensive income...............                                                                      697
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2006.........     86       7,123         520           (314)           --        7,415
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1).......................                            (86)                                      (86)
                                         ---      ------       -----        -------         -----      -------
Balance at January 1, 2007...........     86       7,123         434           (314)           --        7,329
Dividend paid to MetLife.............               (404)       (286)                                     (690)
Comprehensive income:
  Net income.........................                            744                                       744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            (2)                        (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                           (45)                       (45)
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                          12           12
                                                                                                       -------
     Other comprehensive loss........                                                                      (35)
                                                                                                       -------
  Comprehensive income...............                                                                      709
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2007.........     86       6,719         892           (361)           12        7,348
Dividend paid to MetLife.............                           (500)                                     (500)
Comprehensive income (loss):
  Net income.........................                            573                                       573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            21                         21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                        (2,342)                    (2,342)
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                        (166)        (166)
                                                                                                       -------
     Other comprehensive loss........                                                                   (2,487)
                                                                                                       -------
  Comprehensive loss.................                                                                   (1,914)
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2008.........    $86      $6,719       $ 965        $(2,682)        $(154)     $ 4,934
                                         ===      ======       =====        =======         =====      =======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                          2008       2007       2006
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    573   $    744   $    597
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        29         26          6
     Amortization of premiums and accretion of
       discounts associated with investments, net.....       (18)        11         74
     (Gains) losses from sales of investments and
       businesses, net................................      (546)       145        521
     Gain from recapture of ceded reinsurance.........        --        (22)        --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................        97       (121)       (83)
     Interest credited to policyholder account
       balances.......................................     1,130      1,299      1,316
     Universal life and investment-type product policy
       fees...........................................    (1,378)    (1,411)    (1,268)
     Change in accrued investment income..............       150        (35)         2
     Change in premiums and other receivables.........    (2,561)       360       (509)
     Change in deferred policy acquisition costs,
       net............................................       330         61       (234)
     Change in insurance-related liabilities..........       997         71        234
     Change in trading securities.....................      (218)        --        (43)
     Change in income tax payable.....................       262        308        156
     Change in other assets...........................       598        675        578
     Change in other liabilities......................     1,176        234       (351)
     Other, net.......................................        38         --         --
                                                        --------   --------   --------
Net cash provided by operating activities.............       659      2,345        996
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    20,183     21,546     27,706
     Equity securities................................       126        146        218
     Mortgage and consumer loans......................       522      1,208      1,034
     Real estate and real estate joint ventures.......        15        155        126
     Other limited partnership interests..............       203        465        762
  Purchases of:
     Fixed maturity securities........................   (14,027)   (19,365)   (23,840)
     Equity securities................................       (65)      (357)      (109)
     Mortgage and consumer loans......................      (621)    (2,030)    (2,092)
     Real estate and real estate joint ventures.......      (102)      (458)       (56)
     Other limited partnership interests..............      (458)      (515)      (343)
  Net change in short-term investments................    (1,887)      (558)       991
  Net change in other invested assets.................       445       (175)      (316)
  Net change in policy loans..........................      (279)         5         (2)
  Other, net..........................................        --         16          1
                                                        --------   --------   --------
Net cash provided by investing activities.............  $  4,055   $     83   $  4,080
                                                        --------   --------   --------




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                           2008      2007       2006
                                                         -------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................................  $ 7,146   $ 11,395   $  8,185
     Withdrawals.......................................   (5,307)   (13,563)   (11,637)
  Net change in short-term debt........................      300         --         --
  Long-term debt issued -- affiliated..................      750        200         --
  Long-term debt repaid -- affiliated..................     (435)        --         --
  Debt issuance costs..................................       (8)        --         --
  Net change in payables for collateral under
     securities loaned and other transactions..........   (2,600)     1,316       (582)
  Financing element on certain derivative instruments..      (46)        33        (55)
  Dividends on common stock............................     (500)      (690)      (917)
                                                         -------   --------   --------
Net cash used in financing activities..................     (700)    (1,309)    (5,006)
                                                         -------   --------   --------
Effect of change in foreign currency exchange rates on
  cash balances........................................     (132)         6          8
                                                         -------   --------   --------
Change in cash and cash equivalents....................    3,882      1,125         78
Cash and cash equivalents, beginning of year...........    1,774        649        571
                                                         -------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................  $ 5,656   $  1,774   $    649
                                                         =======   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest..........................................  $    64   $     33   $     31
                                                         =======   ========   ========
     Income tax........................................  $   (48)  $     (6)  $     81
                                                         =======   ========   ========
  Non-cash transactions during the year:
     Contribution of equity securities to MetLife
       Foundation......................................  $    --   $     12   $     --
                                                         =======   ========   ========
     Contribution of other intangible assets from
       MetLife, net of deferred income tax.............  $    --   $     --   $    162
                                                         =======   ========   ========
     Contribution of goodwill from MetLife.............  $    --   $     --   $     29
                                                         =======   ========   ========



--------

See Note 7 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On October 11, 2006, MICC and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MICC agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MICC's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MICC. MICC issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MICC's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MICC certain assets and liabilities, including goodwill, value of business acquired ("VOBA") and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MICC and its subsidiaries as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include asset-backed securitizations, trust preferred securities, joint ventures, limited partnerships and limited liability companies. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2008 or 2007.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2008 presentation. Such reclassifications include $6 million and $8 million for the years ended

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2007 and 2006, respectively, relating to the effect of change in foreign currency exchange rates on cash balances. These amounts were reclassified from cash flows from operating activities in the consolidated statements of cash flows for the years ended December 31, 2007 and 2006.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

       (i) the estimated fair value of investments in the absence of quoted market values;

       (ii)   investment impairments;

       (iii)  the recognition of income on certain investment entities;

       (iv)   the application of the consolidation rules to certain investments;

       (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

       (vi)   the estimated fair value of and accounting for derivatives;

       (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of VOBA;

       (viii) the measurement of goodwill and related impairment, if any;

       (ix)   the liability for future policyholder benefits;

       (x) accounting for income taxes and the valuation of deferred tax assets;

       (xi)   accounting for reinsurance transactions; and

       (xii)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the estimated fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, trading securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnership interests, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investments strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements, and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, joint venture investments and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are more fully described in the derivatives accounting policy which follows.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. Tax credit partnerships are established for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for on equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves, and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make an additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge") and
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was less than $1 million for both December 31, 2008 and 2007, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $76 million and $72 million at December 31, 2008 and 2007, respectively. Accumulated amortization of capitalized software was $26 million and $11 million at December 31, 2008 and 2007, respectively. Related amortization expense was $15 million, $11 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units which are particularly sensitive to market assumptions, such as the annuities and variable & universal life reporting units within the Individual segment, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include projected earnings, current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. The estimated fair value of the annuity and variable & universal life reporting units are particularly sensitive to the equity market levels.

     Management applies significant judgment when determining the estimated fair value of the Company's reporting units and when assessing the relationship of the estimated fair value of its reporting units and their book value. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 5 for further consideration of goodwill impairment testing during 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC"), as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivative.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MICC files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MICC, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MICC's includable subsidiaries at October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments, and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. Note 16 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

     (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

     (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

     (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


"more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also
Note 9.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact at January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future interim and annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective beginning in the first reporting period after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                       DECEMBER 31, 2008
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $15,440    $  126   $2,335     $13,231     38.0%
Residential mortgage-backed
  securities.........................     7,901       124      932       7,093     20.4
Foreign corporate securities.........     6,157        41    1,136       5,062     14.5
U.S. Treasury/agency securities......     3,407       926       --       4,333     12.4
Commercial mortgage-backed
  securities.........................     2,933         6      665       2,274      6.5
Asset-backed securities..............     2,429         1      703       1,727      5.0
State and political subdivision
  securities.........................       880         2      225         657      1.9
Foreign government securities........       454        48       33         469      1.3
                                        -------    ------   ------     -------    -----
  Total fixed maturity securities
     (1),(2).........................   $39,601    $1,274   $6,029     $34,846    100.0%
                                        =======    ======   ======     =======    =====
Non-redeemable preferred stock (1)...   $   551    $    1   $  196     $   356     75.1%
Common stock.........................       122         1        5         118     24.9
                                        -------    ------   ------     -------    -----
  Total equity securities............   $   673    $    2   $  201     $   474    100.0%
                                        =======    ======   ======     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S. Treasury/agency securities.......     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
State and political subdivision
  securities..........................       611       4       40         575      1.2
Foreign government securities.........       635      55        2         688      1.5
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities
     (1),(2)..........................   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock (1)....   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $304 million and $594 million, respectively. In addition, the Company held $52 million and $141 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $425 million and $778 million, respectively. In addition, the Company held $16 million and $29 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, included in fixed maturity securities.

   (2) At December 31, 2008 and 2007 the Company also held $385 million and $558 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $883 million and $911 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $2.6 billion and $3.8 billion at December 31, 2008 and 2007, respectively. These securities had net unrealized losses of $1,130 million and $94 million at December 31, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $17 million and $1 million at December 31, 2008 and 2007, respectively. Net unrealized gains (losses) associated with non-income producing fixed maturity securities were ($2) million and less than $1 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $1.1 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $525 million, $415 million, $145 million, $8 million and $3 million, are included within U.S. corporate securities, state and political subdivision securities, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, respectively, and 20% and 65% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately 42% of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $4.3 billion and $4.1 billion, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (38.0%), residential mortgage-backed securities (20.4%), and foreign corporate securities (14.5%); and at December 31, 2007 were U.S. corporate fixed maturity securities (36.5%), residential mortgage-backed securities (26.1%), and foreign corporate securities (14.1%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $18.3 billion and $23.1 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of the total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $313 million and $254 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $1.7 billion and $1.9 billion, respectively, the total of these ten issuers being less than 4% of the Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign (1).................................    $ 5,062     27.6%    $ 6,435     27.9%
Finance.....................................      3,397     18.6       5,171     22.4
Utility.....................................      2,810     15.4       3,213     13.9
Consumer....................................      2,666     14.6       3,677     15.9
Industrial..................................      1,775      9.7       2,702     11.7
Communications..............................      1,305      7.1       1,785      7.7
Other.......................................      1,278      7.0         127      0.5
                                                -------    -----     -------    -----
  Total.....................................    $18,293    100.0%    $23,110    100.0%
                                                =======    =====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors, and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities)-- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......    $5,028      70.9%    $ 7,290     61.1%
  Pass-through securities...................     2,065      29.1       4,642     38.9
                                                ------     -----     -------    -----
Total residential mortgage-backed
  securities................................    $7,093     100.0%    $11,932    100.0%
                                                ======     =====     =======    =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 68%, 22%, and 10% of the total holdings, respectively. At December 31, 2008 and 2007, $6.5 billion and $11.9 billion, respectively, of the estimated fair value or 92% and 99%, respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair value was $706 million and $1,193 million, respectively, with an unrealized loss of $376 million and $30 million, respectively. At December 31, 2008 and 2007, $458 million and $1,189 million, respectively, or 65% and 99%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008, the Company's Alt-A holdings are distributed as follows: 23% 2007 vintage year; 14% 2006 vintage year; and 63% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of our Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $2.3 billion and $3.1 billion, respectively, at estimated fair value. At December 31, 2008 and 2007, $2.0 billion and $2.6 billion, respectively, of the estimated fair value, or 90% and 84%, respectively, of the commercial mortgage-backed

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows: 90% Aaa, 5% Aa, 2% A, 1% Baa and 2% Ba or below. At December 31, 2008, 84% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was $74 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $1.7 billion and $2.1 billion, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $1.1 billion and $1.0 billion, respectively, or 64% and 48%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, residential mortgage-backed securities backed by sub-prime mortgage loans, automobile receivables and student loan receivables of 41%, 17%, 12% and 6% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $335 million and $570 million, respectively, and unrealized losses of $199 million and $45 million, respectively. At December 31, 2008, 18% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 1% and 52% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Risk (Equity Securities) The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity in its equity securities holdings.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $   993      $   966     $ 1,172      $ 1,163
Due after one year through five years...     6,337        5,755       8,070        8,035
Due after five years through ten years..     7,329        6,195       7,950        7,858
Due after ten years.....................    11,679       10,836      11,740       11,408
                                           -------      -------     -------      -------
  Subtotal..............................    26,338       23,752      28,932       28,464
Mortgage-backed and asset-backed
  securities............................    13,263       11,094      17,332       17,207
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $39,601      $34,846     $46,264      $45,671
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities...........................  $(4,755)  $(593)  $(566)
Equity securities...................................     (199)    (40)     17
Derivatives.........................................       12     (16)     (9)
Short-term investments..............................     (100)     --      --
Other...............................................       (3)     --       7
                                                      -------   -----   -----
  Subtotal..........................................   (5,045)   (649)   (551)
                                                      -------   -----   -----
Amounts allocated from:
  DAC and VOBA......................................      916      93      66
Deferred income tax.................................    1,447     195     171
                                                      -------   -----   -----
  Subtotal..........................................    2,363     288     237
                                                      -------   -----   -----
Net unrealized investment gains (losses)............  $(2,682)  $(361)  $(314)
                                                      =======   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Balance, beginning of period........................  $  (361)  $(314)  $(416)
Unrealized investment gains (losses) during the
  year..............................................   (4,396)    (98)    113
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition.......       --      --      78
  DAC and VOBA......................................      823      27     (36)
  Deferred income tax...............................    1,252      24     (53)
                                                      -------   -----   -----
Balance, end of period..............................  $(2,682)  $(361)  $(314)
                                                      =======   =====   =====
Change in net unrealized investment gains (losses)..  $(2,321)  $ (47)  $ 102
                                                      =======   =====   =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                             DECEMBER 31, 2008
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                                                    THAN
                                  LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $ 6,302      $1,001       $4,823       $1,334       $11,125      $2,335
Residential mortgage-backed
  securities..................      1,740         501          934          431         2,674         932
Foreign corporate securities..      2,684         517        1,530          619         4,214       1,136
U.S. Treasury/agency
  securities..................         34          --           --           --            34          --
Commercial mortgage-backed
  securities..................      1,485         289          679          376         2,164         665
Asset-backed securities.......        961         221          699          482         1,660         703
State and political
  subdivision securities......        348          91          220          134           568         225
Foreign government
  securities..................        229          21           20           12           249          33
                                  -------      ------       ------       ------       -------      ------
  Total fixed maturity
     securities...............    $13,783      $2,641       $8,905       $3,388       $22,688      $6,029
                                  =======      ======       ======       ======       =======      ======
Equity securities.............    $   124      $   59       $  191       $  142       $   315      $  201
                                  =======      ======       ======       ======       =======      ======
Total number of securities in
  an unrealized loss
  position....................      2,634                    1,340
                                  =======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2007
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                                                    THAN
                                  LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $ 6,643       $316        $ 5,010       $302        $11,653      $  618
Residential mortgage-backed
  securities..................      2,374         52          1,160         28          3,534          80
Foreign corporate securities..      2,350         86          2,234         98          4,584         184
U.S. Treasury/agency
  securities..................        307          2            343          9            650          11
Commercial mortgage-backed
  securities..................        417         26          1,114         41          1,531          67
Asset-backed securities.......      1,401         91            332         17          1,733         108
State and political
  subdivision securities......         84          9            387         31            471          40
Foreign government
  securities..................         63          1             62          1            125           2
                                  -------       ----        -------       ----        -------      ------
  Total fixed maturity
     securities...............    $13,639       $583        $10,642       $527        $24,281      $1,110
                                  =======       ====        =======       ====        =======      ======
Equity securities.............    $   386       $ 42        $   190       $ 28        $   576      $   70
                                  =======       ====        =======       ====        =======      ======
Total number of securities in
  an unrealized loss
  position....................      2,011                     1,487
                                  =======                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more at:

                                                            DECEMBER 31, 2008
                                      -------------------------------------------------------------
                                       COST OR AMORTIZED     GROSS UNREALIZED         NUMBER OF
                                              COST                 LOSS              SECURITIES
                                      -------------------   ------------------   ------------------
                                      LESS THAN    20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                         20%        MORE       20%       MORE       20%       MORE
                                      ---------   -------   ---------   ------   ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 5,444    $ 9,799     $  392    $3,547     1,314      1,089
Six months or greater but less than
  nine months.......................     2,737        542        213       271       349         54
Nine months or greater but less than
  twelve months.....................     3,554        810        392       470       342         95
Twelve months or greater............     5,639        192        614       130       642         28
                                       -------    -------     ------    ------
  Total.............................   $17,374    $11,343     $1,611    $4,418
                                       =======    =======     ======    ======
EQUITY SECURITIES:
Less than six months................   $    23    $   298     $    3    $  130        13         50
Six months or greater but less than
  nine months.......................        18         53          3        20         2          5
Nine months or greater but less than
  twelve months.....................        --        102         --        43        --          9
Twelve months or greater............        22         --          2        --         6         --
                                       -------    -------     ------    ------
  Total.............................   $    63    $   453     $    8    $  193
                                       =======    =======     ======    ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2007
                                     -----------------------------------------------------------------
                                                                                         NUMBER OF
                                       COST OR AMORTIZED                                 SECURITIES
                                              COST           GROSS UNREALIZED LOSS   -----------------
                                     ---------------------   ---------------------     LESS
                                     LESS THAN     20% OR    LESS THAN     20% OR      THAN     20% OR
                                        20%         MORE        20%         MORE       20%       MORE
                                     ---------   ---------   ---------   ---------   -------   -------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $10,460       $428        $349        $114      1,825       80
Six months or greater but less
  than nine months................      2,900         --         145          --        321       --
Nine months or greater but less
  than twelve months..............      1,523         --          81          --        162       --
Twelve months or greater..........     10,079         --         421          --      1,358       --
                                      -------       ----        ----        ----
  Total...........................    $24,962       $428        $996        $114
                                      =======       ====        ====        ====
EQUITY SECURITIES:
Less than six months..............    $   261       $ 56        $ 19        $ 16         98       18
Six months or greater but less
  than nine months................        111         --          10          --         16       --
Nine months or greater but less
  than twelve months..............         37         --           5          --         12       --
Twelve months or greater..........        182         --          20          --         17       --
                                      -------       ----        ----        ----
  Total...........................    $   591       $ 56        $ 54        $ 16
                                      =======       ====        ====        ====



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $1.6 billion and $1.0 billion, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 9% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008 and 2007, $8 million and $54 million, respectively, of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 13% and 9%, respectively, of the cost of such securities.

     At December 31, 2008, $4.4 billion and $193 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 39% and 43% of the cost or amortized cost for fixed maturity securities and equity securities, respectively. Of such unrealized losses of $4.4 billion and $193 million, $3.5 billion and $130 million related to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months. At December 31, 2007, $114 million and $16 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% and 29% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $114 million and $16 million related to fixed maturity securities and equity securities, respectively, all were in an unrealized loss position for a period of less than six months.

     The Company held 103 fixed maturity securities and six equity securities, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These 103 fixed maturity securities represented 29%, or $1,758 million in the aggregate, of the gross unrealized loss on fixed maturity securities. These six equity securities represented 42%, or $84 million in the aggregate, of the gross unrealized loss on equity securities. The Company held two fixed maturity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These two fixed maturity securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity securities. There were no equity security with an unrealized loss of over $10 million at December 31, 2007. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, increased $1,821 million during the year ended December 31, 2008. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $193 million and $16 million at December 31, 2008 and 2007, respectively, is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more for six months or greater was $63 million at December 31, 2008, of which $62 million are for financial services investment grade non-redeemable preferred securities, of which 86% are rated A or higher.

     Equity securities with an unrealized loss of 20% or more for less than six months was $130 million at December 31, 2008 of which $125 million of the unrealized losses, or 96%, are for non-redeemable preferred securities, of which, $122 million of the unrealized losses, or 98%, are for investment grade non-redeemable preferred securities. All of the $122 million of unrealized losses for investment grade securities are for financial services industry non-redeemable preferred securities, of which 75% are rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there's been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


With respect to common stock holdings, the Company considered the duration and severity of the securities in an unrealized loss position of 20% or more; and the duration of securities in an unrealized loss position of 20% or less with in an extended unrealized loss position (i.e., 12 months or more).

     At December 31, 2008, there were $193 million of equity securities with an unrealized loss of 20% or more, of which $187 million of the unrealized losses, or 97%, were for non-redeemable preferred securities. Through December 31, 2008, $184 million of the unrealized losses of 20% or more, or 99%, of the non-redeemable preferred securities were investment grade financial services industry non-redeemable preferred securities; and all non-redeemable preferred securities with unrealized losses of 20% or more, regardless of rating, have not deferred any dividend payments.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $6.2 billion and $1.2 billion, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    37%    52%
  Foreign corporate securities...............................    18     16
  Residential mortgage-backed securities.....................    15      7
  Asset-backed securities....................................    11      9
  Commercial mortgage-backed securities......................    11      6
  State and political subdivision securities.................     4      3
  Other......................................................     4      7
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Mortgage-backed............................................    26%    13%
  Finance....................................................    25     36
  Asset-backed...............................................    11      9
  Consumer...................................................    10      3
  Utility....................................................     9      8
  Communication..............................................     7      2
  Industrial.................................................     4     23
  Foreign government.........................................     1      1
  Other......................................................     7      5
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(651)  $(272)  $(497)
Equity securities....................................    (65)     15      10
Mortgage and consumer loans..........................    (44)     (2)      7
Real estate and real estate joint ventures...........     (1)      1      64
Other limited partnership interests..................     (9)    (19)     (1)
Freestanding derivatives.............................    558     189      92
Embedded derivatives.................................    436     116      85
Other................................................    325    (170)   (281)
                                                       -----   -----   -----
  Net investment gains (losses)......................  $ 549   $(142)  $(521)
                                                       =====   =====   =====



     For the years ended December 31, 2008, 2007 and 2006, affiliated net investment gains (losses) of $1,479 million, $389 million and ($85) million, respectively, are included in embedded derivatives in the table above.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                                                   EQUITY
                                   FIXED MATURITY SECURITIES     SECURITIES               TOTAL
                                   -------------------------  ----------------  -------------------------
                                     2008     2007     2006   2008  2007  2006    2008     2007     2006
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
                                                                (IN MILLIONS)
Proceeds.........................  $11,450  $14,693  $23,718  $ 76  $133  $183  $11,526  $14,826  $23,901
                                   =======  =======  =======  ====  ====  ====  =======  =======  =======
Gross investment gains...........      126      120       60    15    26    13      141      146       73
Gross investment losses..........     (381)    (364)    (517)  (25)   (9)   (2)    (406)    (373)    (519)
Writedowns.......................
  Credit-related.................     (361)     (20)     (40)   (9)   --    --     (370)     (20)     (40)
  Other than credit-related (1)..      (35)      (8)      --   (46)   (2)   (1)     (81)     (10)      (1)
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
  Total writedowns...............     (396)     (28)     (40)  (55)   (2)   (1)    (451)     (30)     (41)
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
Net investment gains (losses)....  $  (651) $  (272) $  (497) $(65) $ 15  $ 10  $  (716) $  (257) $  (487)
                                   =======  =======  =======  ====  ====  ====  =======  =======  =======



--------

   (1) Other than credit-related writedowns include items such as equity securities where the primary reason for the writedown was the severity and/or the duration of an unrealized loss position and fixed maturity securities where an interest-rate related writedown was taken

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $451 million, $30 million and $41 million for the years ended December 31, 2008, 2007 and 2006, respectively. The substantial increase in 2008 over 2007 was driven by writedowns totaling

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$268 million of financial services industry securities holdings, comprised of $225 million of fixed maturity securities and $43 million of equity securities.

     Overall of the $396 million of fixed maturity securities writedowns in 2008, $225 million were on financial services industry securities holding; $56 million were on communication and consumer industries holdings; $80 million were on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans) and below investment grade commercial mortgage-backed holding; and $35 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline.

     Included within the $55 million of writedowns on equity securities in 2008, are $43 million related to the financial industry holdings (of which $9 million related to financial services industry non-redeemable preferred securities) and $12 million across several industries including consumer, communications, industrial and utility.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,455   $2,803   $2,719
Equity securities...................................      44       45       17
Trading securities..................................     (19)      --       --
Mortgage and consumer loans.........................     255      263      182
Policy loans........................................      64       53       52
Real estate and real estate joint ventures..........      11       81       29
Other limited partnership interests.................     (69)     164      238
Cash, cash equivalents and short-term investments...      67      104      137
International joint ventures........................      (4)      (4)      (5)
Other...............................................      (3)      11       13
                                                      ------   ------   ------
  Total investment income...........................   2,801    3,520    3,382
Less: Investment expenses...........................     307      627      543
                                                      ------   ------   ------
  Net investment income.............................  $2,494   $2,893   $2,839
                                                      ======   ======   ======



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $69 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets. Net investment income from trading securities includes interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on trading securities. In 2008, unrealized losses recognized on trading securities, due to the volatility in the equity and credit markets, were in excess of interest and dividends earned.

     Affiliated investment expenses, included in the table above, were $32 million, $36 million and $32 million for the years ended December 31, 2008, 2007 and 2006 respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned Securities with a cost or amortized cost of $5.6 billion and $9.9 billion and an estimated fair value of $6.3 billion and $9.8 billion were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $6.4 billion and $10.1 billion at December 31, 2008 and 2007, respectively. Of this $6.4 billion of cash collateral at December 31, 2008, $1.2 billion was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $4,284 million and $901 million, respectively, were due within 30 days and 60 days. Of the $1.2 billion of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $1.1 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $5.0 billion at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

     Security collateral of $153 million and $40 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 and 2007, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair market value of $23 million and $22 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity and equity securities.

     The Company has pledged fixed maturity securities in support of its debt and funding agreements with the Federal Home Loan Bank of Boston of $1,284 million and $901 million at December 31, 2008 and 2007, respectively. The nature of these Federal Home Loan Bank arrangements are described in Note 6.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  TRADING SECURITIES

     During 2008, the Company established a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities and asset and liability matching strategies for certain insurance products. Trading securities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income.

     At December 31, 2008, trading securities at estimated fair value were $232 million.

     Interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities included within net investment income totaled ($19) million for the year ended December 31, 2008. Included within unrealized gains (losses) on such trading securities are changes in estimated fair value of ($21) million for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,301     73.4%   $3,125     70.8%
Agricultural mortgage loans...................   1,185     26.4     1,265     28.7
Consumer loans................................       7      0.2        22      0.5
                                                ------    -----    ------    -----
  Total.......................................   4,493    100.0%    4,412    100.0%
                                                          =====              =====
Less: Valuation allowances....................      46                  8
                                                ------             ------
  Total mortgage and consumer loans...........  $4,447             $4,404
                                                ======             ======



     The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2008, 26%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, New York and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. As shown in the table above, commercial mortgage loans at December 31, 2008 and 2007 were $3,301 million and $3,125 million or 73.4% and 70.8%, respectively, of total mortgage and consumer loans prior to valuation allowances. Net of valuation allowances, commercial mortgage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans were $3,257 million and $3,118 million, respectively at December 31, 2008 and 2007, respectively and their diversity across geographic regions and property types is shown below at:

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
REGION
South Atlantic................................   $  842     25.9%   $  874     28.0%
Pacific.......................................      753     23.1       634     20.3
Middle Atlantic...............................      516     15.8       487     15.6
New England...................................      412     12.6       417     13.4
West South Central............................      264      8.1       216      6.9
East North Central............................      152      4.7       166      5.3
East South Central............................      130      4.0       139      4.5
Mountain......................................       67      2.1        68      2.2
International.................................       59      1.8        62      2.0
West North Central............................       22      0.7        50      1.6
Other.........................................       40      1.2         5      0.2
                                                 ------    -----    ------    -----
  Total.......................................   $3,257    100.0%   $3,118    100.0%
                                                 ======    =====    ======    =====
PROPERTY TYPE
Office........................................   $1,188     36.5%   $1,013     32.5%
Retail........................................      760     23.3       630     20.2
Apartments....................................      553     17.0       572     18.4
Hotel.........................................      396     12.2       484     15.5
Industrial....................................      151      4.6       172      5.5
Other.........................................      209      6.4       247      7.9
                                                 ------    -----    ------    -----
  Total.......................................   $3,257    100.0%   $3,118    100.0%
                                                 ======    =====    ======    =====



     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $  8      $ 6      $ 9
Additions............................................      75        7        3
Deductions...........................................     (37)      (5)      (6)
                                                         ----      ---      ---
Balance at December 31,..............................    $ 46      $ 8      $ 6
                                                         ====      ===      ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $24    $65
Impaired loans without valuation allowances..................     2      2
                                                                ---    ---
  Subtotal...................................................    26     67
Less: Valuation allowances on impaired loans.................    24      4
                                                                ---    ---
  Impaired loans.............................................   $ 2    $63
                                                                ===    ===



     The average investment in impaired loans was $42 million, $21 million and $32 million for the years ended December 31, 2008, 2007 and 2006, respectively. Interest income on impaired loans was $1 million, $3 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     There was no investment in restructured loans at December 31, 2008. The investment in restructured loans was less than $1 million at December 31, 2007. There was no interest income recognized on restructured loans for the year ended December 31, 2008. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006.

     There was no gross interest income that would have been recorded in accordance with the original terms of such loans at December 31, 2008. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006.

     There was no mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing at December 31, 2008. Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million at December 31, 2007. There was no mortgage and consumer loans on which interest is no longer accrued at December 31, 2008 and 2007. Mortgage and consumer loans in foreclosure were $1 million at December 31, 2008. There was no mortgage and consumer loans in foreclosure at December 31, 2007.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2008   2007
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Real estate.................................................  $ 86   $ 86
Accumulated depreciation....................................   (16)   (11)
                                                              ----   ----
Net real estate.............................................    70     75
Real estate joint ventures..................................   538    466
                                                              ----   ----
  Total real estate holdings................................  $608   $541
                                                              ====   ====



     Related depreciation expense on real estate was $5 million, $8 million and less than $1 million for the years ended December 31, 2008, 2007 and 2006 respectively. There was no depreciation expense related to discontinued operations for both years ended December 31, 2008 and 2007. Depreciation expense related to discontinued operations was less than $1 million for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company did not own real estate held-for-sale for the years ended December 31, 2008 and 2007. The carrying value of non-income producing real estate was $1 million at both December 31, 2008 and 2007. The Company did not own real estate acquired in satisfaction of debt during the years ended December 31, 2008 and 2007.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States and at December 31, 2008, 25%, 18% and 17% were located in California, New York, and Georgia, respectively. Property type diversification is shown in the table below.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................   $252      41.5%    $231      42.7%
Real estate investment funds..................    138      22.7      111      20.5
Apartments....................................    100      16.4       87      16.1
Land..........................................     32       5.3       18       3.3
Retail........................................     17       2.8       20       3.7
Agriculture...................................     14       2.3       19       3.5
Other.........................................     55       9.0       55      10.2
                                                 ----     -----     ----     -----
  Total real estate holdings..................   $608     100.0%    $541     100.0%
                                                 ====     =====     ====     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.2 billion and $1.1 billion at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 were $340 million and $433 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007, and 2006, net investment income (loss) from other limited partnership interests was ($69) million, $164 million and $238 million and included ($117) million, $16 million and $30 million, respectively of hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $233 million for the year ended 2008, due to volatility in the equity and credit markets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................   $2,258     98.3%   $1,404     97.2%
Joint venture investment......................       31      1.3        18      1.2
Tax credit partnerships.......................        4      0.2        --       --
Other.........................................        4      0.2        23      1.6
                                                 ------    -----    ------    -----
Total.........................................   $2,297    100.0%   $1,445    100.0%
                                                 ======    =====    ======    =====



     See Note 3 regarding the freestanding derivatives with positive estimated fair values. Joint venture investments are accounted for on the equity method and represent the Company's investment in an insurance underwriting joint venture in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but it is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                            DECEMBER 31, 2008
                                                        ------------------------
                                                                       MAXIMUM
                                                         CARRYING    EXPOSURE TO
                                                        AMOUNT (1)     LOSS (2)
                                                        ----------   -----------
                                                              (IN MILLIONS)
Fixed maturity securities, available-for-sale (3)
  Foreign corporate securities........................    $  152        $  152
  U.S. Treasury/agency securities.....................       182           182
Real estate joint ventures (4)........................        41            41
Other limited partnership interests (4)...............       672         1,060
                                                          ------        ------
Total.................................................    $1,047        $1,435
                                                          ======        ======



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to real estate joint ventures and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments. Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $1.6 billion and $582 million, respectively, of its total invested assets in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $10 million, $25 million and $29 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................    $ 27     $628     $164
Amortized cost of assets transferred to affiliates...    $ 23     $629     $164
Net investment gains (losses) recognized on
  transfers..........................................    $  4     $ (1)    $ --
Estimated fair value of assets transferred from
  affiliates.........................................    $230     $836     $ 89


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                      DECEMBER 31, 2008                 DECEMBER 31, 2007
                               -------------------------------   -------------------------------
                                             CURRENT MARKET                    CURRENT MARKET
                                              OR FAIR VALUE                     OR FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Interest rate swaps..........   $ 7,074   $  736       $347       $12,437   $  336       $144
Interest rate floors.........    12,071      494         --        12,071      159         --
Interest rate caps...........     3,513        1         --        10,715        7         --
Financial futures............     1,434        4         16           881        2          5
Foreign currency swaps.......     3,771      699        219         3,716      788         97
Foreign currency forwards....        92       --          9           167        2         --
Options......................       813      248         --         1,004       85          1
Financial forwards...........     1,289       57          8         2,330       20         --
Credit default swaps.........       648       19          8         1,013        5          3
                                -------   ------       ----       -------   ------       ----
  Total......................   $30,705   $2,258       $607       $44,334   $1,404       $250
                                =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                        REMAINING LIFE
                                -------------------------------------------------------------
                                                             AFTER FIVE
                                           AFTER ONE YEAR      YEARS
                                ONE YEAR    THROUGH FIVE    THROUGH TEN     AFTER
                                 OR LESS        YEARS          YEARS      TEN YEARS    TOTAL
                                --------   --------------   -----------   ---------   -------
                                                        (IN MILLIONS)
Interest rate swaps...........   $1,235        $3,567         $ 1,367       $  905    $ 7,074
Interest rate floors..........    2,551            --           9,520           --     12,071
Interest rate caps............       10         3,503              --           --      3,513
Financial futures.............    1,434            --              --           --      1,434
Foreign currency swaps........    1,072         1,711             737          251      3,771
Foreign currency forwards.....       92            --              --           --         92
Options.......................       88           214             511           --        813
Financial forwards............       --           519             563          207      1,289
Credit default swaps..........       20           471             157           --        648
                                 ------        ------         -------       ------    -------
  Total.......................   $6,502        $9,985         $12,855       $1,363    $30,705
                                 ======        ======         =======       ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company commenced the use of inflation swaps during the first quarter of 2008. Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index options within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2008                 DECEMBER 31, 2007
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Fair value...................   $   845   $   68       $161       $   651   $   20       $  3
Cash flow....................       486       91         --           486       85          3
Non-qualifying...............    29,374    2,099        446        43,197    1,299        244
                                -------   ------       ----       -------   ------       ----
  Total......................   $30,705   $2,258       $607       $44,334   $1,404       $250
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Qualifying hedges:
  Net investment income..............................     $(2)     $--      $--
  Interest credited to policyholder account
     balances........................................       6       (6)      (9)
Non-qualifying hedges:
  Net investment gains (losses)......................      43       82       73
                                                          ---      ---      ---
  Total..............................................     $47      $76      $64
                                                          ===      ===      ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Changes in the fair value of derivatives.............    $(87)    $ 18      $(1)
Changes in the fair value of the items hedged........      86      (20)       2
                                                         ----     ----      ---
Net ineffectiveness of fair value hedging
  activities.........................................    $ (1)    $ (2)     $ 1
                                                         ====     ====      ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2008, 2007 and 2006, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007 and 2006.

     The following table presents the components of other comprehensive loss, before income tax, related to cash flow hedges:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Other comprehensive loss balance at January 1,.....    $(13)    $ (9)    $ (2)
Gains deferred in other comprehensive loss on the
  effective portion of cash flow hedges............       9       39       41
Amounts reclassified to net investment gains
  (losses).........................................      24      (43)     (48)
                                                       ----     ----     ----
Other comprehensive income (loss) balance at
  December 31,.....................................    $ 20     $(13)    $ (9)
                                                       ====     ====     ====



     At December 31, 2008, $1 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive loss is expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) financial forwards to buy and sell securities; and (viii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives........................................    $514     $112      $16

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders..................  $2,062   $382
  Call options in equity securities........................     (36)    --
                                                             ------   ----
     Net embedded derivatives within asset host contracts..  $2,026   $382
                                                             ======   ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders.................  $1,432   $257
  Other....................................................     (27)    --
                                                             ------   ----
     Net embedded derivatives within liability host
       contracts...........................................  $1,405   $257
                                                             ======   ====



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Net investment gains (losses) (1)....................    $436     $116      $85


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $738 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 16 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $1,464 million and $370 million, respectively. This

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2008 and 2007, the Company had also accepted collateral consisting of various securities with a fair market value of $215 million and $526 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2008 and 2007, none of the collateral had been sold or repledged.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $7 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2007, the Company did not provide any securities collateral. In addition, the Company has exchange-traded futures, which require the pledging of collateral. At December 31, 2008 and 2007, the Company pledged securities collateral for exchange-traded futures of $26 million and $25 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2008 the Company provided cash collateral for exchange-traded futures of $33 million which is included in premiums and other receivables. At December 31, 2007 the Company did not provide any cash collateral.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $277 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                                 DECEMBER 31, 2008
                                            -----------------------------------------------------------
                                             FAIR VALUE OF       MAXIMUM AMOUNT OF          WEIGHTED
RATING AGENCY DESIGNATION OF REFERENCED     CREDIT DEFAULT     FUTURE PAYMENTS UNDER     AVERAGE YEARS
CREDIT OBLIGATIONS (1)                           SWAPS       CREDIT DEFAULT SWAPS (2)   TO MATURITY (3)
---------------------------------------     --------------   ------------------------   ---------------
                                                                   (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)..........................        $--                  $ 25                   5.0
  Credit default swaps referencing
     indices..............................         (2)                  222                   4.0
                                                  ---                  ----
     Subtotal.............................         (2)                  247                   4.1
                                                  ---                  ----
Baa
  Single name credit default swaps
     (corporate)..........................         --                    10                   5.0
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    10                   5.0
                                                  ---                  ----
Ba
  Single name credit default swaps
     (corporate)..........................         (1)                   20                   0.7
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         (1)                   20                   0.7
                                                  ---                  ----
B
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
Caa and lower
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
In or near default
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
                                                  $(3)                 $277                   3.9
                                                  ===                  ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based upon weighted average notional amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2006..........................  $1,496   $3,418   $4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     236      252      488
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........     (10)      46       36
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     432      308      740
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........     (18)      (9)     (27)
                                                      ------   ------   ------
Balance at December 31, 2007........................   2,252    2,696    4,948
  Capitalizations...................................     835       --      835
                                                      ------   ------   ------
       Subtotal.....................................   3,087    2,696    5,783
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     190       35      225
     Other expenses.................................     504      434      938
                                                      ------   ------   ------
       Total amortization...........................     694      469    1,163
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........    (389)    (434)    (823)
  Less: Other.......................................       3       --        3
                                                      ------   ------   ------
Balance at December 31, 2008........................  $2,779   $2,661   $5,440
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $280 million in 2009, $274 million in 2010, $251 million in 2011, $223 million in 2012, and $187 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and other expenses which are the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2008     2007     2008     2007     2008     2007
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Individual:
  Traditional life.....................  $  172   $  111   $   52   $   57   $  224   $  168
  Variable & universal life............   1,179      798      851      981    2,030    1,779
  Annuities............................   1,416    1,335    1,755    1,648    3,171    2,983
                                         ------   ------   ------   ------   ------   ------
     Subtotal..........................   2,767    2,244    2,658    2,686    5,425    4,930
                                         ------   ------   ------   ------   ------   ------
Institutional:
  Group life...........................       5        6        2        9        7       15
  Retirement & savings.................      --       --        1        1        1        1
                                         ------   ------   ------   ------   ------   ------
     Subtotal..........................       5        6        3       10        8       16
                                         ------   ------   ------   ------   ------   ------
Corporate & Other......................       7        2       --       --        7        2
                                         ------   ------   ------   ------   ------   ------
Total..................................  $2,779   $2,252   $2,661   $2,696   $5,440   $4,948
                                         ======   ======   ======   ======   ======   ======



5.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at the beginning of the period,................  $953   $953   $924
Contribution from MetLife..............................    --     --     29
                                                         ----   ----   ----
Balance at the end of the period,......................  $953   $953   $953
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding goodwill by segment and reporting unit is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2008   2007
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Individual:
  Traditional life..........................................  $ 12   $ 12
  Variable & universal life.................................     1      1
  Annuities.................................................   218    218
  Other.....................................................     5      5
                                                              ----   ----
     Subtotal...............................................   236    236
                                                              ----   ----
Institutional:
  Group life................................................     3      3
  Retirement & savings......................................   304    304
  Non-medical health & other................................     5      5
                                                              ----   ----
     Subtotal...............................................   312    312
                                                              ----   ----
Corporate & Other (1).......................................   405    405
                                                              ----   ----
Total.......................................................  $953   $953
                                                              ====   ====



--------

   (1) The allocation of the goodwill to the reporting units was performed at the time of the respective acquisition. The $405 million of goodwill within Corporate & Other represents the excess of the amounts MetLife paid to acquire subsidiaries and other businesses over the estimated fair value of their net assets at the date of acquisition. For purposes of goodwill impairment testing at December 31, 2008 and 2007, $405 million of Corporate & Other goodwill has been attributed to the Institutional and Individual segment reporting units. The Individual segment was attributed $210 million, (traditional life -- $23 million, variable & universal life -- $11 million and annuities -- $176 million) and the Institutional segment was attributed $195 million (group life -- $2 million, retirement & savings -- $186 million, and non-medical health & other -- $7 million) at both December 31, 2008 and 2007.

     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2008 based upon data at June 30, 2008. Such tests indicated that goodwill was not impaired at September 30, 2008. Current economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly for the Individual segment, required management of the Company to consider the impact of these events on the recoverability of its assets, in particular its goodwill. Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed management concluded no impairment of goodwill had occurred for any of the Company's reporting units at December 31, 2008.

     Management continues to evaluate current market conditions that may affect the fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             POLICYHOLDER          OTHER
                                        FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                           BENEFITS            BALANCES            FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2008      2007      2008      2007     2008     2007
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Institutional
  Group life........................  $   208   $   220   $ 1,045   $   763   $    5   $    5
  Retirement & savings..............   12,042    12,040    11,511    12,780       --       --
  Non-medical health & other........      294       303        --        --        2        2
Individual
  Traditional Life..................      944       921        --        --       55       50
  Variable & universal life.........      678       575     5,456     4,995    1,791    1,496
  Annuities.........................    1,215       944    18,905    15,058       30       36
  Other.............................       --        --        72        47       --       --
Corporate & Other (1)...............    4,832     4,573       186       172      202      188
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $20,213   $19,576   $37,175   $33,815   $2,085   $1,777
                                      =======   =======   =======   =======   ======   ======



--------

   (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $25 million and $29 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $0 and $97 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were $1.5 billion and $1.3 billion at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $232     $237     $ 72
Contribution of VODA from MetLife....................      --       --      167
Amortization.........................................      (8)      (5)      (2)
                                                         ----     ----     ----
Balance at December 31,..............................    $224     $232     $237
                                                         ====     ====     ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $9 million in 2009, $11 million in 2010, $13 million in 2011, $15 million in 2012 and $16 million in 2013.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $403     $330     $218
Capitalization.......................................     111      124      129
Amortization.........................................     (92)     (51)     (17)
                                                         ----     ----     ----
Balance at December 31,..............................    $422     $403     $330
                                                         ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $35.9 billion and $53.9 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $893 million, $947 million and $800 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2008 and 2007, the Company issued $54 million and $653 million, respectively and repaid $678 million and $616 million, respectively, of GICs under this program. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. Accordingly, at December 31, 2008 and 2007, GICs outstanding, which are included in policyholder account balances, were $4.2 billion and $5.1 billion, respectively. During the years ended December 31, 2008, 2007 and 2006, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $189 million, $230 million and $163 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2008 and 2007, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $526 million and $726 million at December 31, 2008 and 2007, respectively, which is included in policyholder account balances. In addition, at December 31, 2008, MICC had advances of $300 million from the FHLB of Boston with original maturities of less than one year and were included in short-term debt. These advances and the advances on funding agreements are collateralized by residential mortgage-backed securities with estimated fair values of $1,284 million and $901 million at December 31, 2008 and 2007, respectively.

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance at January 1,................................  $ 612   $ 551   $ 512
  Less: Reinsurance recoverables.....................   (463)   (403)   (373)
                                                       -----   -----   -----
Net balance at January 1,............................    149     148     139
                                                       -----   -----   -----
Incurred related to:
  Current year.......................................      8      32      29
  Prior years........................................    (29)     (5)      4
                                                       -----   -----   -----
                                                         (21)     27      33
                                                       -----   -----   -----
Paid related to:
  Current year.......................................     (2)     (2)     (2)
  Prior years........................................    (24)    (24)    (22)
                                                       -----   -----   -----
                                                         (26)    (26)    (24)
                                                       -----   -----   -----
Net balance at December 31,..........................    102     149     148
  Add: Reinsurance recoverables......................    589     463     403
                                                       -----   -----   -----
  Balance at December 31,............................  $ 691   $ 612   $ 551
                                                       =====   =====   =====



     During 2008, 2007 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $29 million and $5 million for the years ended December 31, 2008 and 2007, respectively and increased by $4 million for the year ended December 31, 2006. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2008                             2007
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..........     $   9,721             N/A        $  11,337             N/A
Net amount at risk (2)..........     $   2,813 (3)         N/A        $      33 (3)         N/A
Average attained age of
  contractholders...............      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  27,572       $  13,217        $  41,515       $  16,143
Net amount at risk (2)..........     $   9,876 (3)   $   6,323 (4)    $   1,692 (3)   $     245 (4)
Average attained age of
  contractholders...............      58 years        61 years         56 years        61 years



                                                               DECEMBER 31,
                                                        -------------------------
                                                           2008           2007
                                                        ----------     ----------
                                                         SECONDARY      SECONDARY
                                                        GUARANTEES     GUARANTEES
                                                        ----------     ----------
                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)..........   $   2,917      $   2,797
Net amount at risk (2)................................   $  43,237 (3)  $  38,621 (3)
Average attained age of policyholders.................    58 years       57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                              (IN MILLIONS)
Balance at January 1, 2006.............     $  3           $ --            $  9        $ 12
Incurred guaranteed benefits...........       --             --              22          22
Paid guaranteed benefits...............       (3)            --              --          (3)
                                            ----           ----            ----        ----
Balance at December 31, 2006...........       --             --              31          31
Incurred guaranteed benefits...........        6             28              34          68
Paid guaranteed benefits...............       (4)            --              --          (4)
                                            ----           ----            ----        ----
Balance at December 31, 2007...........        2             28              65          95
Incurred guaranteed benefits...........       24            121              43         188
Paid guaranteed benefits...............      (14)            --              --         (14)
                                            ----           ----            ----        ----
Balance at December 31, 2008...........     $ 12           $149            $108        $269
                                            ====           ====            ====        ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $158 million, $45 million and $38 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $21,738   $40,608
  Balanced..............................................    6,971     4,422
  Bond..................................................    2,280     2,307
  Money Market..........................................    1,715     1,265
  Specialty.............................................      228       395
                                                          -------   -------
     Total..............................................  $32,932   $48,997
                                                          =======   =======



7.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance, however, under the new

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for certain new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company also reinsures 100% of the living and death benefit riders associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit riders associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures the risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. The Company enters into similar agreements for new or in-force business depending on market conditions.

     Effective July 1, 2000, the Company reinsured 90% of its individual LTC insurance business with General Electric Capital Assurance Company (renamed Genworth Life Insurance Company) and its affiliate, GE Capital Life Assurance Company of New York (renamed Genworth Life Insurance Company of New York), through two indemnity reinsurance agreements. Effective July 1, 2008, the coinsurance percentages increased from 90% to 100%. The increase in the cession resulted in the payment of additional reinsurance premiums of $286 million and a ceded reinsurance recoverable of $238 million. The net cost of reinsurance of $48 million, which is the difference between the premium ceded and the ceded recoverable balance was reimbursed by Citigroup Insurance Holding Corporation ("CIHC"), pursuant to an agreement entered into in June 2005 between the Company and CIHC, related to the acquisition of the Company by MetLife. This agreement terminated on December 31, 2008. Via a general indemnity agreement also effective June 30, 2005, between MetLife and Citigroup, Inc. ("Citigroup") in connection with MetLife's acquisition of the Company, Citigroup agreed to indemnity MetLife against any future losses incurred by the Company with respect to the LTC insurance business. The direct business and the reinsurance activity of the LTC business are included in Corporate & Other.

     Included in Corporate & Other as a run-off business is the Company's workers' compensation business, which is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2008     2007     2006
                                                     -------   ------   ------
                                                           (IN MILLIONS)
PREMIUMS:
  Direct premiums..................................  $ 1,042   $  654   $  599
  Reinsurance assumed..............................       15       17       21
  Reinsurance ceded................................     (423)    (318)    (312)
                                                     -------   ------   ------
     Net premiums..................................  $   634   $  353   $  308
                                                     =======   ======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees...................................  $ 1,710   $1,680   $1,480
  Reinsurance assumed..............................      197      119       84
  Reinsurance ceded................................     (529)    (388)    (296)
                                                     -------   ------   ------
     Net universal life and investment-type product
       policy fees.................................  $ 1,378   $1,411   $1,268
                                                     =======   ======   ======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..........  $ 2,775   $1,722   $1,500
  Reinsurance assumed..............................       23       22       15
  Reinsurance ceded................................   (1,352)    (766)    (723)
                                                     -------   ------   ------
     Net policyholder benefits and claims..........  $ 1,446   $  978   $  792
                                                     =======   ======   ======



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $5,347   $4,774
Deposit recoverables......................................      98       73
Claim recoverables........................................      74       52
All other recoverables....................................       7        6
                                                            ------   ------
  Total...................................................  $5,526   $4,905
                                                            ======   ======
AFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $3,296   $1,142
Deposit recoverables......................................   3,041    1,953
Claim recoverables........................................      13       38
All other recoverables....................................     197       24
                                                            ------   ------
  Total...................................................  $6,547   $3,157
                                                            ======   ======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     Included in the reinsurance recoverables are $3.9 billion and $3.4 billion at December 31, 2008 and 2007, respectively, related to reinsurance recoverable on the run-off of long-term care business originally written by the Company and $1.1 billion and $1.2 billion at December 31, 2008 and 2007, respectively, related to reinsurance recoverable on the run-off of worker's compensation business originally written by the Company.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $3,481 million of unaffiliated reinsurance recoverable balances secured by funds held in trust as collateral, $98 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $5 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $5,196 million, or 94%, of its total unaffiliated reinsurance recoverable balance of $5,526 million at December 31, 2008. Of these reinsurance recoverable balances, $3,451 million were secured by funds held in trust as collateral and $98 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $173 million and $128 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in other liabilities, were $2.5 billion and $1.7 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC") and MetLife Reinsurance Company of Vermont ("MRV"). The Company had reinsurance agreements with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA"), a former affiliate, which was split-off from MetLife in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Assumed premiums.......................................  $ 15   $ 17   $ 21
Assumed fees, included in universal life and
  investment-type product policy fees..................  $197   $119   $ 65
Assumed benefits, included in policyholder benefits and
  claims...............................................  $ 19   $ 18   $ 11
Assumed benefits, included in interest credited to
  policyholder account balances........................  $ 57   $ 53   $ 49
Assumed acquisition costs, included in other expenses..  $ 97   $ 39   $ 58
Ceded premiums.........................................  $125   $ 32   $ 21
Ceded fees, included in universal life and investment-
  type product policy fees.............................  $352   $216   $130
Amortization of unearned revenue associated with
  experience refund, included in universal life and
  investment-type product policy fees..................  $ 38   $ --   $ --
Income from deposit contracts, included in other
  revenues.............................................  $ 83   $ 85   $ 68
Ceded benefits, included in policyholder benefits and
  claims...............................................  $321   $ 95   $ 86
Ceded benefits, included in interest credited to
  policyholder account balances........................  $ 22   $ --   $ --
Interest costs on ceded reinsurance, included in other
  expenses.............................................  $ 75   $ 33   $ 77


     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit riders issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit riders. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss.

     The embedded derivatives assumed are included within policyholder account balances and were liabilities of $97 million at December 31, 2007. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $170 million, ($113) million, and $57 million, respectively, in changes in fair value of such embedded derivatives. The embedded derivatives associated with the retrocession are included within premiums and other receivables at December 31, 2007. The assumption was offset by the retrocession resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $2,042 million and $239 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $1,763 million, $276 million and ($31) million, respectively, in changes in fair value of such embedded derivatives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million at December 31, 2007.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and 2008 by MLI-USA. This agreement transfers risk to MRV, and therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million at December 31, 2007. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $27 million at December 31, 2008. The change in fair value of the embedded derivative, included in net investment gains (losses), was $27 million for the year ended December 31, 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. During 2008, the experience refund reduced the funds withheld by MLI-USA from MRV by $259 million and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. During 2008 the amortization of the unearned revenue associated with the experience refund was $38 million and is included in universal life and investment-type product policy fees in the consolidated statement of income. At December 31, 2008 the unearned revenue relating to the experience refund was $221 million and is included in other policyholder funds in the consolidated balance sheet.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

8.  DEBT

     Long-term -- affiliated debt and short-term debt outstanding is as follows:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038..............  $  750   $ --
Surplus notes, interest rate 7.349%, due 2035..............      --    400
Surplus notes, interest rate LIBOR plus 1.15%, maturity
  date 2009................................................     200    200
Surplus notes, interest rate 5%, due upon request..........      --     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon
  request..................................................      --     10
                                                             ------   ----
Total long-term debt -- affiliated.........................     950    635
Total short-term debt......................................     300     --
                                                             ------   ----
  Total....................................................  $1,250   $635
                                                             ======   ====



     In April 2008, the Company issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X ("Trust X"), an affiliate.

     MetLife Credit Corporation, an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MLIG was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2008 are $200 million in 2009 and $750 million in 2038.

     Interest expense related to the Company's indebtedness, included in other expenses, was $72 million, $33 million and $31 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Payments of interest and principal on these outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At December 31, 2008, short-term debt was $300 million, which consisted of the Company's liability for borrowings from the FHLB of Boston with original maturities of less than one year. At December 31, 2007, the Company did not have any short-term debt. During the year ended December 31, 2008, the weighed average interest rate on short-term debt was 2.75% and the average daily balance of short-term debt was $67 million. Short-term debt was outstanding during the year ended December 31, 2008 for an average of 81 days.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Current:
  Federal............................................    $(50)    $  9     $ 18
  State and local....................................      (2)       4       --
  Foreign............................................      --        1       --
                                                         ----     ----     ----
  Subtotal...........................................     (52)      14       18
                                                         ----     ----     ----
Deferred:
  Federal............................................    $260     $306     $212
  State and local....................................      --       --       (2)
  Foreign............................................      (5)     (17)      --
                                                         ----     ----     ----
  Subtotal...........................................     255      289      210
                                                         ----     ----     ----
Provision for income tax.............................    $203     $303     $228
                                                         ====     ====     ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate.................    $273     $365     $288
Tax effect of:
  Tax-exempt investment income.......................     (65)     (65)     (62)
  Prior year tax.....................................      (4)       9       (9)
  Foreign tax rate differential and change in
     valuation allowance.............................      --       (7)      12
  State tax, net of federal benefit..................      (1)       3       --
  Other, net.........................................      --       (2)      (1)
                                                         ----     ----     ----
Provision for income tax.............................    $203     $303     $228
                                                         ====     ====     ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,548   $ 1,929
  Net unrealized investment losses.......................    1,447       195
  Capital loss carryforwards.............................      269       150
  Net operating loss carryforwards.......................       94        42
  Tax credits............................................       45        20
  Operating lease reserves...............................        8        13
  Investments............................................       --        54
  Other..................................................       24        13
                                                           -------   -------
                                                             3,435     2,416
                                                           -------   -------
Deferred income tax liabilities:
  Investments, including derivatives.....................     (113)       --
  DAC and VOBA...........................................   (1,479)   (1,570)
                                                           -------   -------
                                                            (1,592)   (1,570)
                                                           -------   -------
Net deferred income tax asset............................  $ 1,843   $   846
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $214 million at December 31, 2008 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $69 million at December 31, 2008 with indefinite expiration. Capital loss carryforwards amount to $768 million at December 31, 2008 and will expire beginning in 2010. Tax credit carryforwards amount to $45 million at December 31, 2007.

     The Company has not recorded a valuation allowance against the deferred tax asset of $1,447 million recognized in connection with unrealized losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits at January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, at January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $53 million and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits is $48 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the years ended December 31, 2008 and 2007, is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Balance at beginning of the period...........................   $53    $64
Reductions for tax positions of prior years..................    --     (2)
Additions for tax positions of current year..................     2      5
Reductions for tax positions of current year.................    (7)    (8)
Settlements with tax authorities.............................    --     (6)
                                                                ---    ---
Balance at end of the period.................................   $48    $53
                                                                ===    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Pursuant to IRS rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2008.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in connection with securities and common law claims against the defendant. The defendant has filed a post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. If this motion is denied, the defendant will

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


likely file an appeal. As it is possible that the judgment could be affected during the post judgment motion practice or upon appeal, and the Company has not collected any portion of the judgment, the Company has not recognized any award amount in its consolidated financial statements.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 6    $ 8
  Premium tax offsets currently available for paid
     assessments.............................................     1      1
                                                                ---    ---
                                                                $ 7    $ 9
                                                                ===    ===
Other Liabilities:
  Insolvency assessments.....................................   $10    $17
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2009.....................................................    $ 3       $ 7
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 5
2012.....................................................    $ 3       $--
2013.....................................................    $ 3       $--
Thereafter...............................................    $77       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.6 billion and $1.4 billion at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $231 million and $626 million at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $332 million and $488 million at December 31, 2008 and 2007, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2008 and 2007, the Company had agreed to fund up to $135 million and $60 million, respectively, of cash upon request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $160 million and $73 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $347 million and $434 million at December 31, 2008 and 2007, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2008 and 2007, respectively. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credits obligations is zero, was $277 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

     See also Note 3 for disclosures related to credit default swap obligations.

11.  EMPLOYEE BENEFIT PLANS

     Subsequent to MetLife's acquisition of MICC on July 1, 2005, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to July 1, 2005. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the years ended December 31, 2008 and 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at December 31, 2008. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MICC and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MICC and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     MICC, domiciled in Connecticut, and MLI-USA, domiciled in Delaware, applied to their respective state insurance regulators and were permitted to admit the lesser of the amount of deferred tax asset expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. The NAIC statutory accounting principles currently admit the lesser of the amount of deferred tax asset expected to be realized within one year of the balance sheet date or 10% of the statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. As a result of the relief, the minimum statutory capital requirement was reduced by $396 million and $17 million for MICC and MLI-USA, respectively, as of December 31, 2008.

     Statutory net income of MICC, a Connecticut domiciled insurer, was $242 million, $1.1 billion and $856 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.5 billion and $4.2 billion at December 31, 2008 and 2007, respectively.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $482 million, $1.1 billion and $116 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $761 million and $584 million at December 31, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MICC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MICC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MICC paid a $917 million dividend. Of that amount, $259 million was a return of capital. In the fourth quarter of 2007, MICC paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. For the year ended December 31, 2008, MICC paid a dividend of $500 million. During 2009, MICC is permitted to pay, without regulatory approval, a dividend of $714 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2008, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(5,022)  $(358)  $(434)
Income tax effect of holding gains (losses).........    1,760     122     147
  Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................      674     260     487
  Amortization of premiums and accretion of
     discounts associated with investments..........      (48)     --      60
  Income tax effect.................................     (220)    (88)   (186)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................      823      27      42
Income tax effect of allocation of holding gains to
  other policyholder amounts........................     (288)    (10)    (14)
                                                      -------   -----   -----
Net unrealized investment gains (losses), net of
  income tax........................................   (2,321)    (47)    102
Foreign currency translation adjustment.............     (166)     12      (2)
                                                      -------   -----   -----
Other comprehensive income (loss)...................  $(2,487)  $ (35)  $ 100
                                                      =======   =====   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $  119   $  125   $  134
Commissions.........................................     733      633      712
Interest and debt issue costs.......................      74       35       31
Amortization of DAC and VOBA........................   1,163      740      488
Capitalization of DAC...............................    (835)    (682)    (721)
Rent, net of sublease income........................       4        5       11
Minority interest...................................      --       --       26
Insurance tax.......................................      38       44       42
Other...............................................     637      546      450
                                                      ------   ------   ------
Total other expenses................................  $1,933   $1,446   $1,173
                                                      ======   ======   ======



  Amortization and Capitalization of DAC and VOBA

     See Note 4 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Affiliated Expenses

     See Notes 7, 8 and 17 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2008, 2007 and 2006. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2008                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
--------------------------------------------  ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................    $   200       $   423        $    11     $    634
Universal life and investment- type product
  policy fees...............................      1,334            41              3        1,378
Net investment income.......................      1,097         1,343             54        2,494
Other revenues..............................        214            10              6          230
Net investment gains (losses)...............        850          (518)           217          549
                                                -------       -------        -------     --------
  Total revenues............................      3,695         1,299            291        5,285
                                                -------       -------        -------     --------
EXPENSES
Policyholder benefits and claims............        567           850             29        1,446
Interest credited to policyholder account
  balances..................................        702           449            (21)       1,130
Other expenses..............................      1,780            46            107        1,933
                                                -------       -------        -------     --------
  Total expenses............................      3,049         1,345            115        4,509
                                                -------       -------        -------     --------
Income (loss) from continuing operations
  before provision (benefit) for income
  tax.......................................        646           (46)           176          776
Provision (benefit) for income tax..........        224           (17)            (4)         203
                                                -------       -------        -------     --------
Net income (loss)...........................    $   422       $   (29)       $   180     $    573
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $69,335       $29,224        $13,465     $112,024
DAC and VOBA................................    $ 5,425       $     8        $     7     $  5,440
Goodwill....................................    $   236       $   312        $   405     $    953
Separate account assets.....................    $34,494       $ 1,398        $    --     $ 35,892
Policyholder liabilities....................    $29,146       $25,107        $ 5,220     $ 59,473
Separate account liabilities................    $34,494       $ 1,398        $    --     $ 35,892

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
--------------------------------------------  ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
                                                -------       -------        -------     --------
  Total revenues............................      3,108         1,334            324        4,766
                                                -------       -------        -------     --------
EXPENSES
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
     Total expenses.........................      2,469         1,154            100        3,723
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   236       $   312        $   405     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                          CORPORATE &
DECEMBER 31, 2006                              INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
---------------------------------------------  ----------   -------------   -----------   ------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums.....................................    $  218         $   65          $ 25      $  308
Universal life and investment- type product
  policy fees................................     1,244             24            --       1,268
Net investment income........................       985          1,449           405       2,839
Other revenues...............................       195             15             2         212
Net investment gains (losses)................      (194)          (282)          (45)       (521)
                                                 ------         ------          ----      ------
  Total revenues.............................     2,448          1,271           387       4,106
                                                 ------         ------          ----      ------
EXPENSES
Policyholder benefits and claims.............       315            450            27         792
Interest credited to policyholder account
  balances...................................       669            647            --       1,316
Other expenses...............................     1,045             16           112       1,173
                                                 ------         ------          ----      ------
  Total expenses.............................     2,029          1,113           139       3,281
                                                 ------         ------          ----      ------
Income from continuing operations before
  provision for income tax...................       419            158           248         825
Provision for income tax.....................       145             55            28         228
                                                 ------         ------          ----      ------
Net income...................................    $  274         $  103          $220      $  597
                                                 ======         ======          ====      ======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2008, 2007 and 2006. Revenues from U.S. Operations were $4.9 billion for the year ended December 31, 2008, which represented 92% of consolidated revenues. Substantially all of the Company's revenues originated in the U.S. for both years ended December 31, 2007 and 2006.

15.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs. There was no carrying value of real estate related to discontinued operations at both December 31, 2008 and 2007.

     The Company had no discontinued operations for the year ended December 31, 2008. In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                   AMOUNT      VALUE    FAIR VALUE
-----------------                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt.................................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471
Commitments: (1)
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)


--------

   (1) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage and Consumer Loans, Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Affiliated Long-term Debt -- The estimated fair values of affiliated long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
Assets:
  Fixed maturity securities............................              $34,846     $34,846
  Equity securities....................................              $   474     $   474
  Trading securities...................................              $   232     $   232
  Mortgage and consumer loans..........................              $ 4,447     $ 4,252
  Policy loans.........................................              $ 1,192     $ 1,296
  Real estate joint ventures (1).......................              $    92     $   103
  Other limited partnership interests (1)..............              $   189     $   247
  Short-term investments...............................              $ 3,127     $ 3,127
  Other invested assets (2)............................   $21,395    $ 2,258     $ 2,258
  Cash and cash equivalents............................              $ 5,656     $ 5,656
  Accrued investment income............................              $   487     $   487
  Premiums and other receivables (1)...................              $ 3,171     $ 2,700
  Net embedded derivatives within asset host contracts
     (3)...............................................              $ 2,062     $ 2,062
  Separate account assets..............................              $35,892     $35,892
Liabilities:
  Policyholder account balances (1)....................              $26,316     $23,937
  Short-term debt......................................              $   300     $   300
  Long-term debt -- affiliated.........................              $   950     $   671
  Payables for collateral under securities loaned and
     other transactions................................              $ 7,871     $ 7,871
  Other liabilities: (1)
     Derivative liabilities............................   $ 9,310    $   607     $   607
     Other.............................................              $   158     $   158
  Net embedded derivatives within liability host
     contracts.........................................              $ 1,405     $ 1,405
  Separate account liabilities.........................              $ 1,181     $ 1,181
Commitments: (4)
  Mortgage loan commitments............................   $   231    $    --     $   (15)
  Commitments to fund bank credit facilities and
     private corporate bond investments................   $   332    $    --     $  (101)


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($36) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage and Consumer Loans -- The Company originates mortgage and consumer loans principally for investment purposes. These loans are primarily carried at amortized cost within the consolidated financial statements. The fair value for mortgage and consumer loans is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures included in the preceding table consist of those investments accounted for using the cost

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


method. The remaining carrying value recognized in the consolidated balance sheet represents investments in real estate or real estate joint ventures and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of freestanding derivatives with positive estimated fair values, investments in tax credit partnerships and joint venture investments. Investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over very short periods such that the estimated fair values approximate their carrying values. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported net assets values provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include guaranteed investment contracts, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that takes into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

     Short-term and Affiliated Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of freestanding derivatives with negative fair value; taxes payable; obligations for employee-related benefits; interest due on the Company's debt obligations; amounts due for securities purchased but not yet settled; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair values of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the respectively labeled sections which follow.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance contracts that are recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under Institutional retirement and savings products.

     Separate account liabilities -- whether related to investment or insurance contracts -- are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, assumed and ceded variable annuity riders, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The Company had assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. These risks were fully retroceded to the same affiliated reinsurance company. Effective December 31, 2008, this arrangement was modified via a novation to the affiliate that served as retrocessionaire. As a result of this novation, the Company is no longer assuming or ceding any liabilities related to this block of business.

     The estimated fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the consolidated financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                              DECEMBER 31, 2008
                                      -----------------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT
                                                      REPORTING DATE USING
                                      ----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR      SIGNIFICANT      SIGNIFICANT
                                       IDENTICAL ASSETS    OTHER OBSERVABLE   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES         INPUTS           INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)        (LEVEL 3)    FAIR VALUE
                                      ------------------   ----------------   ------------   ----------
                                                                (IN MILLIONS)
ASSETS
  Fixed maturity securities:
  U.S. corporate securities.........        $    --             $11,830          $1,401        $13,231
  Residential mortgage-backed
     securities.....................             --               7,031              62          7,093
  Foreign corporate securities......             --               4,136             926          5,062
  U.S. Treasury/agency securities...          2,107               2,190              36          4,333
  Commercial mortgage-backed
     securities.....................             --               2,158             116          2,274
  Asset-backed securities...........             --               1,169             558          1,727
  State and political subdivision
     securities.....................             --                 633              24            657
  Foreign government securities.....             --                 459              10            469
                                            -------             -------          ------        -------
     Total fixed maturity
       securities...................          2,107              29,606           3,133         34,846
                                            -------             -------          ------        -------
  Equity securities:
  Common stock......................             40                  70               8            118
  Non-redeemable preferred stock....             --                  38             318            356
                                            -------             -------          ------        -------
     Total equity securities........             40                 108             326            474
                                            -------             -------          ------        -------
  Trading securities................            176                   6              50            232
  Short-term investments (1)........          1,171               1,952              --          3,123
  Derivative assets (2).............              4               1,928             326          2,258
  Net embedded derivatives within
     asset host contracts (3).......             --                  --           2,062          2,062
  Separate account assets (4).......         35,567                 166             159         35,892
                                            -------             -------          ------        -------
     Total assets...................        $39,065             $33,766          $6,056        $78,887
                                            =======             =======          ======        =======
LIABILITIES
  Derivative liabilities (2)........        $    16             $   574          $   17        $   607
  Net embedded derivatives within
     liability host contracts (3)...             --                  --           1,405          1,405
                                            -------             -------          ------        -------
     Total liabilities..............        $    16             $   574          $1,422        $ 2,012
                                            =======             =======          ======        =======



--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheet because certain short-term investments are not measured at estimated fair value (e.g. time deposits, money market funds, etc.).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the rollforward in the following table.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($36) million.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities, exchange-traded common stock, trading securities and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded equity and interest rate futures. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities, foreign government securities, and asset-backed securities. Equity securities classified as Level 2 securities consist principally of non-redeemable preferred stock and certain equity securities where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies and primarily include: U.S. and foreign corporate securities -- including below investment grade private placements; commercial mortgage-backed securities; and asset backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of common stock of privately held companies and non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives this category includes: financial forwards including swap spread locks with maturities which extend beyond observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; interest rate swaps with

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


             maturities which extend beyond the observable portion of the yield curve; credit default swaps which are priced through independent broker quotations; equity options with unobservable volatility inputs; and interest rate caps and floors referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          --------------------------------------------------------------------------------------------------------
                                                                TOTAL REALIZED/UNREALIZED
                                                               GAINS (LOSSES) INCLUDED IN:
                                                              ----------------------------    PURCHASES,
                            BALANCE,     IMPACT OF   BALANCE,                    OTHER          SALES,       TRANSFER IN  BALANCE,
                          DECEMBER 31,   SFAS 157   BEGINNING                COMPREHENSIVE  ISSUANCES AND    AND/OR OUT    END OF
                              2007     ADOPTION (1) OF PERIOD EARNINGS (2,3) INCOME (LOSS) SETTLEMENTS (4) OF LEVEL 3 (5)  PERIOD
                          ------------ ------------ --------- -------------- ------------- --------------- -------------- --------
                                                                        (IN MILLIONS)
Fixed maturity
  securities.............    $4,602         $--       $4,602       $(263)       $(1,214)        $(232)          $240       $3,133
Equity securities........       556          --          556         (48)          (110)          (72)            --          326
Trading securities.......        --          --           --          --             --            50             --           50
Net derivatives (6)......       108          --          108         266             --           (65)            --          309
Separate account assets
  (7)....................       183          --          183         (22)            --            --             (2)         159
Net embedded derivatives
  (8)....................       125          92          217         366             --            74             --          657


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $30 million resulting in a net impact of $62 million. This net impact of $62 million along with a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives results in a total impact of adoption of SFAS 157 of $59 million.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and (losses) (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (9) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in fair value recorded in earnings for Level 3 assets and liabilities:

                                                         TOTAL GAINS AND LOSSES
                                                 -------------------------------------
                                                 CLASSIFICATION OF REALIZED/UNREALIZED
                                                                 GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                                 -------------------------------------
                                                     NET              NET
                                                 INVESTMENT       INVESTMENT
                                                   INCOME       GAINS (LOSSES)   TOTAL
                                                 ----------     --------------   -----
                                                             (IN MILLIONS)
Fixed maturity securities......................      $ 6             $(269)      $(263)
Equity securities..............................       --               (48)        (48)
Net derivatives................................       --               266         266
Net embedded derivatives.......................       --               366         366


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                   CHANGE IN UNREALIZED GAINS (LOSSES)
                                                 RELATING TO ASSETS HELD AT DECEMBER 31,
                                                                  2008:
                                                -----------------------------------------
                                                    NET               NET
                                                INVESTMENT        INVESTMENT
                                                  INCOME        GAINS (LOSSES)      TOTAL
                                                ----------      --------------      -----
                                                              (IN MILLIONS)
Fixed maturity securities.................          $ 6              $(230)         $(224)
Equity securities.........................           --                (29)           (29)
Net derivatives...........................           --                233            233
Net embedded derivatives..................           --                353            353


  NON-RECURRING FAIR VALUE MEASUREMENTS

     During the year ended December 31, 2008, the Company recorded impairments on certain mortgage loans using estimated fair values based on independent broker quotations or, if the loans were in foreclosure or otherwise determined to be collateral dependent, on the value of the underlying collateral. These estimated fair values represent nonrecurring fair value measurements and were categorized as Level 3. Included within net investment gains (losses) are net impairments for mortgage loans of $24 million for the year ended December 31, 2008. There was no reported carrying value for these impaired loans remaining at December 31, 2008.

     At December 31, 2008, the Company held $6 million in cost basis other limited partnership interests which were impaired during the year ended December 31, 2008 based on the underlying limited partnership financial statements. These other limited partnership interests were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such other limited partnerships are impairments of $5 million for the year ended December 31, 2008.

17.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $256 million, $271 million and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$177 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $108 million, $107 million and $154 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $148 million, $117 million and $100 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $442 million, $517 million and $299 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $65 million, $62 million and $38 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

     In 2007, the Company entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million included in other expenses, for services performed under the global service agreement for the year ended December 31, 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $91 million, $90 million and $60 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables from affiliates of $92 million and net payables to affiliates of $27 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6. See Notes 2, 7 and 8 for additional related party transactions.

18.  QUARTERLY INFORMATION UNAUDITED

     As explained in Note 7, effective December 31, 2007 the Company, through MLI-USA, entered into an indemnity reinsurance agreement with MetLife Reinsurance Company of Vermont, an affiliated entity, under which the Company ceded, on a coinsurance funds withheld basis, 90% quota share of certain universal life and level term business written in 2007 and 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from MRV during the first several years of the reinsurance agreement. The Company had recorded this experience refund as revenue for the three months ended March 31, 2008, June 30, 2008 and September 30, 2008. Since the experience refund is effectively the net cost of reinsurance related to the agreement, it should have been recorded as unearned revenue and amortized over the life of the reinsurance contract. Accordingly, the Company has restated its interim

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


condensed consolidated financial statements for the three months ending March 31, 2008, June 30, 2008 and September 30, 2008 to properly reflect the unearned revenue related to the experience refund. As a result of the foregoing, the Company's net income for the three months ended March 31, 2008, June 30, 2008 and September 30, 2008 decreased by $39 million, $33 million and $35 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below.

                                                             FOR THE THREE MONTHS ENDED
                              ---------------------------------------------------------------------------------------
                                     MARCH 31, 2008                JUNE 30, 2008               SEPTEMBER 30, 2008
                              ---------------------------   ---------------------------   ---------------------------
                              AS PREVIOUSLY                 AS PREVIOUSLY                 AS PREVIOUSLY
                                 REPORTED     AS RESTATED      REPORTED     AS RESTATED      REPORTED     AS RESTATED
                              -------------   -----------   -------------   -----------   -------------   -----------
                                                                   (IN MILLIONS)
ASSETS:
  Deferred income tax
     assets.................     $    979       $  1,000       $  1,131       $  1,170       $  1,477       $  1,534
  Total assets..............     $124,768       $124,789       $123,066       $123,105       $116,432       $116,489
LIABILITIES:
  Other policyholder funds..     $  1,795       $  1,855       $  1,836       $  1,947       $  1,878       $  2,042
  Total liabilities.........     $117,716       $117,776       $116,155       $116,266       $110,199       $110,363
STOCKHOLDERS' EQUITY:
  Retained earnings.........     $  1,002       $    963       $  1,177       $  1,105       $  1,396       $  1,289
  Total stockholders'
     equity.................     $  7,052       $  7,013       $  6,911       $  6,839       $  6,233       $  6,126
  Total liabilities and
     stockholders' equity...     $124,768       $124,789       $123,066       $123,105       $116,432       $116,489



                                                              FOR THE THREE MONTHS ENDED
                               ---------------------------------------------------------------------------------------
                                      MARCH 31, 2008                JUNE 30, 2008               SEPTEMBER 30, 2008
                               ---------------------------   ---------------------------   ---------------------------
                               AS PREVIOUSLY                 AS PREVIOUSLY                 AS PREVIOUSLY
                                  REPORTED     AS RESTATED      REPORTED     AS RESTATED      REPORTED     AS RESTATED
                               -------------   -----------   -------------   -----------   -------------   -----------
                                                                    (IN MILLIONS)
REVENUES:
  Premiums...................      $  155         $  149         $   65         $   61         $   90         $   84
  Universal life and
     investment-type product
     policy fees.............      $  400         $  346         $  372         $  325         $  436         $  389
  Total revenues.............      $1,228         $1,168         $1,055         $1,004         $1,281         $1,228
Income from continuing
  operations before provision
  for income tax.............      $  138         $   78         $  244         $  193         $  301         $  248
Provision for income tax.....      $   28         $    7         $   69         $   51         $   82         $   64
Income from continuing
  operations.................      $  110         $   71         $  175         $  142         $  219         $  184
Net income...................      $  110         $   71         $  175         $  142         $  219         $  184

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2008
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,407          $ 4,333        $ 4,333
     State and political subdivision
       securities.............................            880              657            657
     Foreign government securities............            454              469            469
     Public utilities.........................          2,381            2,132          2,132
     All other corporate bonds................         17,737           15,335         15,335
  Mortgage-backed and asset-backed
     securities...............................         13,263           11,094         11,094
  Redeemable preferred stock..................          1,479              826            826
                                                      -------          -------        -------
     Total fixed maturity securities..........         39,601           34,846         34,846
                                                      -------          -------        -------
Trading Securities............................            251              232            232
                                                      -------          -------        -------
Equity Securities:
Common stock:
  Industrial, miscellaneous and all other.....            122              118            118
  Non-redeemable preferred stock..............            551              356            356
                                                      -------          -------        -------
  Total equity securities.....................            673              474            474
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,447                           4,447
Policy loans..................................          1,192                           1,192
Real estate and real estate joint ventures....            608                             608
Other limited partnership interests...........          1,249                           1,249
Short-term investments........................          3,127                           3,127
Other invested assets.........................          2,297                           2,297
                                                      -------                         -------
     Total investments........................        $53,445                         $48,472
                                                      =======                         =======



--------

   (1) The Company's trading securities portfolio is mainly comprised of fixed maturity and equity securities. Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2008           2007
                                                                -------        -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $34,567 and $41,940,
     respectively)............................................  $30,172        $41,342
  Equity securities available-for-sale, at estimated fair
     value (cost: $662 and $906, respectively)................      467            868
  Trading securities, at estimated fair value (cost: $50 and
     $0, respectively)........................................       50             --
  Mortgage and consumer loans.................................    4,060          3,999
  Policy loans................................................    1,151            874
  Real estate and real estate joint ventures held-for-
     investment...............................................      367            341
  Other limited partnership interests.........................      947            897
  Short-term investments......................................    1,539            601
  Investment in subsidiaries..................................    3,411          2,603
  Other invested assets.......................................    2,136          1,432
                                                                -------        -------
       Total investments......................................   44,300         52,957
Cash and cash equivalents.....................................    4,753          1,252
Accrued investment income.....................................      421            579
Premiums and other receivables................................    5,501          4,956
Receivables from subsidiaries.................................      348            422
Deferred policy acquisition costs and value of business
  acquired....................................................    3,344          3,129
Current income tax recoverable................................       --             78
Deferred income tax assets....................................    2,272          1,145
Goodwill......................................................      885            885
Other assets..................................................      167            169
Separate account assets.......................................   17,375         30,025
                                                                -------        -------
     Total assets.............................................  $79,366        $95,597
                                                                =======        =======
LIABILITIES AND STOCKHOLDERS' EQUITY LIABILITIES:
Future policy benefits........................................  $18,993        $19,131
Policyholder account balances.................................   28,283         28,306
Other policyholder funds......................................      415            401
Short-term debt...............................................      300             --
Long-term debt -- affiliated..................................      950            200
Current income tax payable....................................       64             --
Payables for collateral under securities loaned and other
  transactions................................................    6,983          9,543
Other liabilities.............................................    1,069            643
Separate account liabilities..................................   17,375         30,025
                                                                -------        -------
     Total liabilities........................................   74,432         88,249
                                                                -------        -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2008 and 2007, respectively....................       86             86
Additional paid-in capital....................................    6,719          6,719
  Retained earnings...........................................      965            892
Accumulated other comprehensive loss..........................   (2,836)          (349)
                                                                -------        -------
  Total stockholders' equity..................................    4,934          7,348
                                                                -------        -------
  Total liabilities and stockholders' equity..................  $79,366        $95,597
                                                                =======        =======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   ------
CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums..................................................  $  110   $  177   $  219
Universal life and investment-type product policy fees....     741      841      864
Net investment income.....................................   2,226    2,588    2,528
Equity in earnings from subsidiaries......................     278      248       97
Other income..............................................      60       66       69
Net investment gains (losses).............................    (179)    (345)    (480)
                                                            ------   ------   ------
  Total revenues..........................................   3,236    3,575    3,297
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     682      741      716
Interest credited to policyholder account balances........     896    1,057    1,080
Other expenses............................................   1,006      796      694
                                                            ------   ------   ------
     Total expenses.......................................   2,584    2,594    2,490
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     652      981      807
Provision for income tax..................................      79      241      210
                                                            ------   ------   ------
Income from continuing operations.........................     573      740      597
Income from discontinued operations, net of income tax....      --        4       --
                                                            ------   ------   ------
Net income................................................  $  573   $  744   $  597
                                                            ======   ======   ======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                          2008       2007       2006
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $    856   $  2,333   $  1,036
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    18,221     19,995     25,341
     Equity securities................................       119        172        226
     Mortgage and consumer loans......................       458      1,103        922
     Real estate and real estate joint ventures.......        15        117        128
     Other limited partnership interests..............       181        423        561
  Purchases of:
     Fixed maturity securities........................   (11,263)   (17,608)   (21,884)
     Equity securities................................       (65)      (277)       (70)
     Mortgage and consumer loans......................      (560)    (1,996)    (1,951)
     Real estate and real estate joint ventures.......       (47)      (241)       (55)
     Other limited partnership interests..............      (340)      (325)      (312)
  Net change in short-term investments................      (934)      (320)       996
  Net change in other invested assets.................       (66)      (984)       (99)
  Net change in policy loans..........................      (277)         6          1
  Other, net..........................................        --          2         (1)
                                                        --------   --------   --------
Net cash provided by investing activities.............     5,442         67      3,803
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................     3,275      2,830      2,184
     Withdrawals......................................    (4,008)    (5,330)    (5,620)
  Net change in short-term debt.......................       300         --         --
  Long-term debt issued -- affiliated.................       750        200         --
  Debt issuance costs.................................        (8)        --         --
  Net change in payables for collateral under
     securities loaned and other transactions.........    (2,560)     1,288       (474)
  Financing element on certain derivative
     instruments......................................       (46)        33        (55)
  Dividends on common stock...........................      (500)      (690)      (917)
                                                        --------   --------   --------
Net cash (used in) financing activities...............    (2,797)    (1,669)    (4,882)
                                                        --------   --------   --------
Change in cash and cash equivalents...................     3,501        731        (43)
Cash and cash equivalents, beginning of year..........     1,252        521        564
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  4,753   $  1,252   $    521
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     44   $      1   $     --
                                                        ========   ========   ========
     Income tax.......................................  $    (41)  $     79   $     88
                                                        ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife
     Foundation.......................................  $     --   $     12   $     --
                                                        ========   ========   ========
  Contribution of other intangible assets, net of
     income tax.......................................  $     --   $     --   $    162
                                                        ========   ========   ========
  Contribution of goodwill from MetLife...............  $     --   $     --   $     28
                                                        ========   ========   ========




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. As a result of this merger, all financial data included in these financial statements includes the combined financial results of MLAC and MetLife Insurance Company of Connecticut.

  BASIS OF PRESENTATION

     The condensed financial information of MICC should be read in conjunction with the Consolidated Financial Statements of MICC and subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial position and cash flows for the parent company only. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock.

     The condensed unconsolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated previously which also requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC.:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Contingencies, Commitments and Guarantees (Note 10)

     - Equity (Note 12)

2.  LONG-TERM AND SHORT-TERM DEBT

  LONG-TERM DEBT

     In April 2008, MICC issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to Trust X, an affiliate.

     MetLife Credit Corporation, an affiliate, is the holder of a surplus note issued by MICC during the fourth quarter of 2007 in the amount of $200 million. The surplus note carries an interest rate of LIBOR plus 1.15%.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

    NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)

     The aggregate maturities of long-term debt at December 31, 2008 are $200 million in 2009 and $750 million in 2038.

     Interest expense, included in other expenses, was $59 million and $2 million for the years ended December 31, 2008 and 2007, respectively. There was no interest expense for the year ended December 31, 2006.

  SHORT-TERM DEBT

     At December 31, 2008, short-term debt was $300 million, which consisted of the liability for borrowings from the FHLB of Boston with original maturities of less than one year. At December 31, 2007, there was no short-term debt. During the year ended December 31, 2008, the weighted average interest rate on short-term debt was 2.75% and the average daily balance of short-term debt was $67 million. Short-term debt was outstanding during the year ended December 31, 2008 for an average of 81 days.

3.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     MetLife Insurance Company of Connecticut has entered into a master service agreement with Metropolitan Life Insurance Company, ("MLIC") who provides administrative, accounting, legal and similar services to MetLife Insurance Company of Connecticut. MLIC charged MetLife Insurance Company of Connecticut $110 million, $114 million and $78 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of MetLife Insurance Company of Connecticut. MetLife Group charged MetLife Insurance Company of Connecticut $20 million, $27 million and $88 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MetLife Insurance Company of Connecticut's behalf, insurance products through authorized retailers. MetLife Insurance Company of Connecticut agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MetLife Insurance Company of Connecticut $10 million, $12 million and $23 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on MetLife Insurance Company of Connecticut's behalf, insurance products through authorized retailers. MetLife Insurance Company of Connecticut agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged MetLife Insurance Company of Connecticut $135 million, $138 million and $13 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, MetLife Insurance Company of Connecticut has entered into service agreements with MDC, in which MetLife Insurance Company of Connecticut agrees to provide certain administrative services to MDC. MDC agrees to compensate MetLife Insurance Company of Connecticut for the administrative services provided in accordance with the terms of the agreements. MetLife Insurance Company of Connecticut received fee revenue of $33 million, $25 million and $5 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

    NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)

     MetLife Insurance Company of Connecticut has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by MetLife Insurance Company of Connecticut. Per the agreement, the net profit or loss of the Advisors is allocated to MetLife Insurance Company of Connecticut resulting in revenue of $31 million, $29 million and $15 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     See Note 2 of the Notes to the Consolidated Financial Statements of MetLife Insurance Company of Connecticut for expenses related to investment advice under these agreements, recorded in net investment income.

     MetLife Insurance Company of Connecticut had net payables to affiliates of $8 million and $46 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6 of the Notes to the Consolidated Financial Statements of MetLife Insurance Company of Connecticut.

4.  SUBSEQUENT EVENT

     On February 18, 2009, MetLife Insurance Company of Connecticut contributed $25 million to MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2008
Individual...............................  $5,425         $ 4,713           $24,433         $545
Institutional............................       8          12,551            12,556           --
Corporate & Other........................       7           5,034               186            3
                                           ------         -------           -------         ----
                                           $5,440         $22,298           $37,175         $548
                                           ======         =======           =======         ====
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2008
Individual...............      $1,534        $1,097          $1,269            $1,148          $632             $--
Institutional............         464         1,343           1,299                13            33               5
Corporate & Other........          14            54               8                 2           105              12
                               ------        ------          ------            ------          ----             ---
                               $2,012        $2,494          $2,576            $1,163          $770             $17
                               ======        ======          ======            ======          ====             ===
2007
Individual...............      $1,665        $1,090          $1,140            $  717          $612             $--
Institutional............          73         1,510           1,104                23            27               7
Corporate & Other........          26           293              33                --            67              25
                               ------        ------          ------            ------          ----             ---
                               $1,764        $2,893          $2,277            $  740          $706             $32
                               ======        ======          ======            ======          ====             ===
2006
Individual...............      $1,462        $  985          $  984            $  481          $564             $--
Institutional............          89         1,449           1,097                 6            10               9
Corporate & Other........          25           405              27                 1           111              25
                               ------        ------          ------            ------          ----             ---
                               $1,576        $2,839          $2,108            $  488          $685             $34
                               ======        ======          ======            ======          ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2008
Life insurance in-force.............    $226,418     $191,146    $8,800     $44,072      20.0%
                                        ========     ========    ======     =======
Insurance premium
Life insurance......................    $    779     $    181    $   15     $   613       2.4%
Accident and health.................         263          242        --          21        --%
                                        --------     --------    ------     -------
  Total insurance premium...........    $  1,042     $    423    $   15     $   634       2.4%
                                        ========     ========    ======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======



     For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively. For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $48,852 million and $13,934 million, respectively, and life insurance premiums of $32 million and $17 million, respectively. For the year ended December 31, 2006, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $24,005 million and $14,374 million, respectively, and life insurance premiums $21 million and $21 million, respectively.

                       METLIFE RETIREMENT ACCOUNT ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910



MIC-Book 21                                                   May 1, 2009

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:



     (1)  Statement of Assets and Liabilities as of December 31, 2008



     (2)  Statement of Operations for the year ended December 31, 2008



     (3) Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007


     (4)  Notes to Financial Statements


The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2008 and 2007



     (2) Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
1.           Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit
             1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on
             Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)

1(a).        Resolution of the MetLife Insurance Company of Connecticut Board of
             Directors, dated March 24, 2008, authorizing the combining of MetLife of CT
             Separate Account Five for Variable Annuities into the MetLife of CT Separate
             Account Eleven for Variable Annuities. (Filed with this Registration
             Statement on Form N-4, file number 333-152192 on November 20, 2008.)

2.           Not Applicable.

3(a).        Distribution and Principal Underwriting Agreement among the Registrant,
             MetLife Insurance Company of Connecticut and MetLife Investors Distribution
             Company. Filed herewith.

3(b).        Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-
             1, File No. 333-138472 filed on November 7, 2006.)

3(b)(i)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
             MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form
             N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(c).        Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
             Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
             Variable Annuities to the Registration Statement on Form N-4, File No. 033-
             65343/811-07465 filed April 4, 2007.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
3(d).        Services Agreement between MetLife Investors Distribution Company and MetLife
             Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
             (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
             No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration
             Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

4(a).        Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(a)
             to the Registration Statement on Form N-4, file number 333-58783 filed on
             November 3, 1998.)

4(b).        Company Name Change Endorsement. (Incorporated herein by reference to Exhibit
             4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form
             N-4, File No. 033-65343 filed April 5, 2006).

4(c).        Individual Retirement Annuity Qualification Rider. L-22445 1-08.
             (Incorporated herein by reference to Exhibit 4(c) to the Registration
             Statement on Form N-4, file number 333-58783 filed on April 7, 2008.)

4(d).        Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt
             Employer. L-22466 8-07. (Incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4, file number 333-58783 filed on April
             7, 2008.)

5.           1)  Application. (Incorporated herein by reference to Exhibit 5 to the
                 Registration Statement on Form N-4, file number 333-58783 filed on
                 November 3, 1998.)

                  a.   The Travelers Insurance Company, The Travelers Life and Annuity
                       Company, Deferred Variable Annuity Application Rev. 5-05, National
                       app L-22213*

                  b.   The Travelers Insurance Company, The Travelers Life and Annuity
                       Company, Deferred Variable Annuity Application Rev. 7-05 National
                       app L-22213*

                  c.   The Travelers Insurance Company, The Travelers Life and Annuity
                       Company, Deferred Variable Annuity Application Rev. 11-05 National
                       app L-22213*

                  d.   The Travelers Insurance Company, The Travelers Life and Annuity
                       Company, Deferred Variable Annuity Application Rev. 1-06 National
                       app L-22213*

                  e.   The Travelers Insurance Company, The Travelers Life and Annuity
                       Company, Master Application for Group Deferred Variable Annuity
                       L22534 TRA Master App 7-05*

                  f.   The Travelers Insurance Company for Group Deferred Variable Annuity
                       Application (New York) L-22535NY 5-05*

                  g.   The Travelers Insurance Company for Group Deferred Variable Annuity
                       Application (New York) L-22535NY 6-05*

                  h.   The Travelers Insurance Company for Group Deferred Variable Annuity
                       Application (New York) L-22535NY 7-05*

                  i.   The Travelers Insurance Company for Group Deferred Variable Annuity
                       Application (New York) L-22535NY 7-05*

                  j.   The Travelers Insurance Company for Group Deferred Variable Annuity
                       Application (New York) L-22535NY 11-05*

                  k.   The Travelers Insurance Company for Group Deferred Variable Annuity
                       Application (New York) L-22535NY 1-06*

                       *   (Incorporated herein by reference to Post Effective Amendment
                           No. 11 to the Registration Statement on Form N-4, File Numbers
                           333-58783/811-08867, filed April 10, 2006.)

                  l.   Systematic Withdrawal Program MetLife Retirement Account L-19066SWP
                       Order # L-19244 1 Rev. 11/06. ((Incorporated herein by reference to
                       Exhibit 5(l) to the Registration Statement on Form N-4, file number
                       333-58783 filed on April 6, 2007.)

                  m.   Dollar Cost Averaging Program MetLife Retirement Account L-19066DCA
                       Order # L-19243; Rev. 11/06. (Incorporated herein by reference to
                       Exhibit 5(m) to the Registration Statement on Form N-4, file number
                       333-58783 filed on April 6, 2007.)

             2)  Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD
                 for Variable Annuities to the Registration Statement on Form N-4, File
                 No. 033-65343 filed April 5, 2006.)

6(a).        Charter of The Travelers Insurance Company, as amended on October 19, 1994.
             (Incorporated herein by reference to Exhibit 6(a) to the Registration
             Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
             1)  Certificate of Amendment of the Charter as Amended and Restated of The
                 Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The
                 Travelers Fund ABD for Variable Annuities Registration Statement on Form
                 N-4 , File No. 033-65343 filed April 5, 2006.)

             2)  Certificate of Correction of MetLife Insurance Company of Connecticut, to
                 the Amendment to the Charter as Amended and Restated of The Travelers
                 Insurance Company, dated and executed as of the 4(th) day of April, 2007.
                 (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective
                 Amendment No. 16 to the Registration Statement on Form N-4, File 333-
                 00165 filed October 31, 2007.)

6(b).        By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
             (Incorporated herein by reference to Exhibit 6(b) to the Registration
             Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(c).        Certificate of Amendment of the Charter as Amended and Restated of The
             Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities Registration Statement on Form N-4 , File No. 033-65343
             filed April 5, 2006.)

7.           Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
             7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-
             4, File No. 333-65942, filed April 15, 2003.)

8.           Form of Participation Agreements. (Incorporated herein by reference to
             Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on
             Form N-4, File No. 333-101778, filed April 21, 2005).

8(a).        Participation Agreement Among Met Investors Series Trust, Met Investors
             Advisory, LLC, MetLife Investors Distribution Company, The Travelers
             Insurance Company and The Travelers Life and Annuity Company effective
             November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-
             Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
             Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(b)(i).     Participation Agreement among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of
             Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration
             Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(ii).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
             Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to the
             Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(iii)    Amended and Restated Participation Agreement Among The Travelers Insurance
             Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
             Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
             Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
             Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
             Registration Statement on Form N-4, File No. 333-101778, filed April 7,
             2009.)

8(b)(iv)     Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
             Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
             Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund
             Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to
             Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement
             on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(b)(v)      Amended and Restated Participation Agreement Among The Travelers Insurance
             Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP
             Fund III effective May 1, 2001 and Amendments to the Amended and Restated
             Participation Agreement (respectively effective May 1, 2003, December 8,
             2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated
             herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
             Registration Statement on Form N-4, File No. 333-101778, filed April 7,
             2009.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
8(b)(vi)     Participation Agreement Among The Travelers Insurance Company, The Travelers
             Life and Annuity Company, American Funds Insurance Series, American Funds
             Distributors, Inc. and Capital Research and Management Company effective
             October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005
             and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to
             Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
             File No. 333-101778, filed April 7, 2009.)

8((b)(vii)   Participation Agreement Among The Travelers Insurance Company, The Travelers
             Life and Annuity Company, Delaware VIP Trust, Delaware Management Company and
             Delaware Distributors, L.P. effective May 1, 1998 and Amendments to the
             Participation Agreement (respectively effective May 1, 2003, May 3, 2004,
             January 1, 2006 and April 28, 2008.) (Incorporated herein by reference to
             Exhibit 8(q) to Post-Effective Amendment No. 19 to the Registration Statement
             on Form N-4, File No. 333-101778, filed April 7, 2009.)

9.           Opinion of Counsel as to the legality of securities being registered by
             Registrant. (Incorporated herein by reference to Exhibit 9 to this
             Registration Statement on Form N-4, File No. 333-152192 filed on November 20,
             2008.)

10.          Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
             Firm. Filed herewith.

11.          Not applicable.

12.          Not applicable.

13.          Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, John E.
             Connolly, Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie
             C. Swift as signatory for Michael K. Farrell, William J. Mullaney, Lisa M.
             Weber, Stanley J. Talbi and Joseph J. Prochaska, Jr. Filed herewith.



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, Connecticut 06022-2910



NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney           Director
1095 Avenue of the Americas
New York, New York 10036

Lisa M. Weber                 Director
1095 Avenue of the Americas
New York, New York 10036

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb             Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, New York 10036

Joseph J. Prochaska, Jr.      Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, New York 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, New York 10036


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Gwenn L. Carr                 Senior Vice President and Secretary
1095 Avenue of the Americas
New York, New York 10036

Eric T. Steigerwalt           Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, New York 10036

William D. Cammarata          Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, New York 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, New York 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 110(th) Street
Overland Parks, KS 66210

Daniel D. Jordan              Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg             Vice President and Actuary
1300 Hall Boulevard
Bloomfield, CT 06022

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal         Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley            Vice President and Actuary
1095 Avenue of the Americas
New York, New York 10036

Jeffrey N. Altman             Vice President
1095 Avenue of the Americas
New York, New York 10036

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, New York 10036

Herbert B. Brown              Vice President
1095 Avenue of the Americas
New York, New York 10036

Vincent Cirulli               Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Deirdre E. Curran             Vice President
300 Davidson Avenue
Somerset, NJ 08873

James R. Dingler              Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis               Vice President
10 Park Avenue
Morristown, NJ 07962

James M. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Overland Parks, KS 66210

Mark S. Reilly                Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

Mark J. Remington             Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth            Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann             Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        6


ITEM 27. NUMBER OF CONTRACT OWNERS


As of February 28, 2009,



Qualified: 6,225

ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


MetLife of CT Separate Account Eleven for Variable Annuities


MetLife of CT Separate Account QPN for Variable Annuities


MetLife of CT Fund UL for Variable Life Insurance,


MetLife of CT Fund UL III for Variable Life Insurance


Metropolitan Life Variable Annuity Separate Account I


Metropolitan Life Variable Annuity Separate Account II


Met Investors Series Trust

MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A


MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account 26
Security Equity Separate Account 27

Metropolitan Life Separate Account E


Metropolitan Life Separate Account UL


Metropolitan Tower Life Separate Account One


Metropolitan Tower Life Separate Account Two

Paragon Separate Account A
Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D

Metropolitan Series Fund, Inc.


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director
10 Park Avenue, 1(st) Floor
Morristown, NJ 07962

Craig W. Markham              Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta            Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester             President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget           Executive Vice President, Investment Fund Management &
1095 Avenue of the Americas   Marketing
New York, New York 10036

Paul A. LaPiana               Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson            Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello                 Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Jeffrey A. Barker             Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers            Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

John C. Kennedy               Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers                Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt           Treasurer
1095 Avenue of the Americas
New York, New York 10036

Peter Gruppuso                Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington          Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros              Vice President
1095 Avenue of the Americas
New York, New York 10036

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................      $134,250,501             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06002-2910


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) -- (d) of Rule 6c-7 have been complied with.

(e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-
     (4) or such letter.

MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the Town of Bloomfield, and State of Connecticut, on this 7th Day of April 2009.



          MetLife of CT Separate Account Eleven for Variable Annuities

                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:     /s/ BENNETT D. KLEINBERG
                                            ------------------------------------
                                            Bennett D. Kleinberg, Vice President
                                                         and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th Day of April 2009.




         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

        /s/ *WILLIAM J. MULLANEY                  Director
---------------------------------------------
            (William J. Mullaney)

           /s/ *LISA M. WEBER                     Director
---------------------------------------------
               (Lisa M. Weber)




                                        *By:         /s/ MYRA L. SAUL
                                             -----------------------------------
                                               Myra L. Saul , Attorney-in-fact
* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX




3(a)   Distribution and Principal Underwriting Agreement.
10     Consent of Independent Registered Public Accounting Firm

13     Powers of Attorney